UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center Los Angeles, CA 90067-6022
(Address of principal executive offices)  (Zip code)

Vincent M. Marra
Senior Vice President
AIG SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311
(Name and address of agent for service)
Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: January 31
Date of reporting period: October 31, 2006

Item 1. Schedule of Investments.

SUNAMERICA SERIES TRUST
CASH MANAGEMENT PORTFOLIO
Columbia Management Advisor, LLC
Portfolio of Investments — October 31, 2006
(unaudited)

Short-Term Investment Securities — 74.6%	Principal	Value
	Amount	(Note 1)

ASSET-BACKED COMMERCIAL PAPER — 2.7%
Greyhawk Funding LLC Notes 5.41% due 12/08/06	$11,500,000	$11,438,066

BANKS-COMMERCIAL — 4.6%
National City Bank Cleveland Ohio Notes 5.32% due 09/18/07(1)	20,000,000	20,000,000

CERTIFICATES OF DEPOSIT — 1.4%
Wells Fargo Bank NA Notes 4.79% due 01/18/07	6,000,000	5,990,862

COMMERCIAL PAPER — 50.3%
Capital One Multi-Asset Execution Trust Notes 4.54% due 11/07/06	20,000,000	19,982,333
Citibank Credit Card Issuance Trust Notes 4.54% due 11/07/06	15,000,000	14,986,750
Concord Min. Capital Co. Notes 5.74% due 11/13/06	7,000,000	6,987,657
Countrywide Financial Corp. Notes 5.36% due 11/01/06	16,000,000	16,000,000
Crown Point Capital Co. Notes 5.40% due 01/10/07	15,000,000	14,845,212
Gotham Funding Corp. Notes 3.64% due 11/03/06	15,000,000	14,995,604
Grampian Funding Ltd. Notes 5.74% due 11/13/06	10,000,000	9,982,367
Grampian Funding Ltd. Notes 5.44% due 12/11/06	7,000,000	6,958,933
Lexington Parker Capital Corp. Notes 5.27% due 11/17/06	5,000,000	4,999,957
Lexington Parker Capital Corp. Notes 5.27% due 11/13/06	7,000,000	6,987,657
Ormond Quay Funding LLC Notes 6.04% due 11/08/06	15,000,000	14,984,615
Rams Funding LLC Notes 5.30% due 11/16/06	20,000,000	19,955,833
Rhineland Funding Capital Notes 5.43% due 01/05/07	15,000,000	14,854,887
Sunbelt Funding Corp. Notes 5.45% due 12/07/06	20,000,000	19,894,600
Sydney Capital Corp. Notes 5.30% due 11/13/06	15,000,000	14,973,600
Thornburg Mtg. Capital Notes 5.30% due 11/13/06	16,000,000	15,971,733

TOTAL COMMERCIAL PAPER		217,361,738

FINANCE-INVESTMENT BANKER/BROKER — 5.1%
Goldman Sachs Group, Inc. Notes 5.47% due 03/30/07	10,000,000	10,012,500
Links Finance LLC Notes 5.33% due 04/02/07*	12,000,000	12,000,000

TOTAL FINANCE-INVESTMENT BANKER/BROKER		22,012,500

SPECIAL PURPOSE ENTITIES — 10.5%
Cheyne Finance LLC Notes 5.33% due 10/25/07(1)*	5,500,000	5,500,000
Florabama Properties LLC, Series 2002 Notes 5.57% due 11/03/06 (LOC-South Trust Bank)(2)(3)	2,315,000	2,315,000
James O. Lunceford Gardner Holding Co., Inc. Notes 5.57% due 11/03/06 (LOC-South Trust Bank)(2)(3)	650,000	650,000
Premier Asset Collateralized Entity LLC Notes 5.34% due 01/16/07(1)*	5,000,000	5,000,000
Rathgar Capital US Corp. Notes 5.37% due 02/22/07(1)*	7,000,000	7,000,000
Rathgar Capital US Corp. Notes 5.40% due 05/04/07(1)*	8,000,000	8,000,000
Sigma Finance, Inc. Company Guar. Notes 5.35% due 03/16/07(1)*	17,000,000	17,000,000

TOTAL SPECIAL PURPOSE ENTITIES		45,465,000

U.S. MUNICIPAL BONDS & NOTES — 3.5%
Texas State Veterans Housing Class B-2 5.30% due 11/02/06 (LOC-Dexia Credit Local)(3)	10,000,000	10,000,000
Texas State Veterans Housing Class C 5.33% due 11/02/06 (LOC-Depfa Bank PLC)(3)	5,220,000	5,220,000

TOTAL MUNICIPAL BONDS & NOTES		15,220,000

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $337,487,696)		337,488,166

Repurchase Agreements— 21.7%

Agreement with State Street Bank & Trust Co., bearing interest at 5.15% dated 10/31/06 to be repurchased 11/01/06 in the amount of $93,843,475 and collateralized by $60,160,000 of United States Treasury Bonds, bearing interest at 2.36% due 04/19/07 and $1,385,000 of United States Treasury Notes, bearing interest at 2.46% due 04/26/07 and $29,020,000 of Federal National Mtg. Assn. Notes bearing interest at 5.00% due 01/15/07 and $885,000 of Federal National Mtg. Assn. Notes bearing interest at 7.13% due 01/15/30 and $3,550,000 of Federal Home Loan Mtg. Assn. Notes bearing interest at 1.88% due 01/15/30 and $1,445,000 of Federal Home Loan Mtg. Assn. Notes bearing interest at 3.75% due 04/15/07 having a combined approximate value of $95,707,963 (cost 93,830,000).

		93,830,000	93,830,000

TOTAL INVESTMENTS (cost $431,317,696)@	99.8%		431,318,166
Other assets less liabilities	0.2		1,066,194

NET ASSETS	100.0%		$432,384,360

@	See Note 4 for cost of investments on a cost basis.

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At October 31, 2006, the aggregate value of these securities was $54,500,000 representing 12.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Floating rate security where the rate fluctuates.The rate moves up or down at each reset date.The rate reflected is as of October 31, 2006.

(2)	Fair valued security; see Note 1

(3)	Variable Rate Security — the rate reflected is as of October 31, 2006, maturity date reflects next reset date.
LOC — Letter of Credit
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
CORPORATE BOND PORTFOLIO
Federated Investment Management Company
Portfolio of Investments — October 31, 2006
(unaudited)

Asset Backed Securities — 0.0%	Principal Amount	Value (Note 1)

DIVERSIFIED FINANCIAL SERVICES — 0.0%

125 Home Loan Owner Trust Series 1998-1A, Class B1 9.26% due 02/15/29*(2)	$92,371	$92,371

ELECTRIC-INTEGRATED — 0.1%

Nevada Power Co. General Reference Mtg. 5.88% due 01/15/15	575,000	576,683

TOTAL ASSET BACKED SECURITIES (cost $670,815)		669,054

Corporate Bonds & Notes — 77.7%

ADVERTISING SALES — 0.1%

Lamar Media Corp. Company Guar. Senior Sec. Notes 6.63% due 08/15/15*	175,000	168,438
Lamar Media Corp. Senior Sub. Notes 6.63% due 08/15/15	400,000	386,000

		554,438

ADVERTISING SERVICES — 0.4%

Advanstar Communications, Inc. Sec. Notes 10.75% due 08/15/10	150,000	161,438
Advanstar Communications, Inc. Company Guar. Notes Series B 12.00% due 02/15/11	350,000	367,062
Advanstar, Inc. Company Guar. Notes Series B 15.00% due 10/15/11(4)	75,000	77,625
RH Donnelley Corp. Senior Disc. Notes 6.88% due 01/15/13	825,000	776,531
RH Donnelley Corp. Senior Notes 8.88% due 01/15/16	325,000	335,156
RH Donnelley Corp. Company Guar. Notes 10.88% due 12/15/12	225,000	246,094
WDAC Subsidiary Corp. Senior Notes 8.38% due 12/01/14*	600,000	600,000

		2,563,906

AEROSPACE/DEFENSE — 1.6%

Boeing Co. Notes 5.13% due 02/15/13	1,000,000	995,476
Boeing Co. Debentures 8.75% due 09/15/31	900,000	1,273,255
Raytheon Co. Senior Notes 5.38% due 04/01/13	6,750,000	6,767,125

		9,035,856

AEROSPACE/DEFENSE-EQUIPMENT — 0.1%

Alliant Techsystems, Inc. Company Guar. Notes 6.75% due 04/01/16	275,000	272,937
DRS Technologies, Inc. Company Guar. Notes 6.63% due 02/01/16	450,000	445,500

		718,437

AGRICULTURAL OPERATIONS — 0.1%

Eurofresh Senior Notes 11.50% due 01/15/13*	400,000	391,000

AIRLINES — 0.6%

Southwest Airlines Co. Notes 5.25% due 10/01/14	930,000	912,369
Southwest Airlines Co. Notes 6.50% due 03/01/12	1,320,000	1,385,081
Southwest Airlines Co. Debentures 7.38% due 03/01/27	1,215,000	1,375,514

		3,672,964

APPLIANCES — 0.1%

ALH Finance LLC/ALH Finance Corp. Senior Sub. Notes 8.50% due 01/15/13	575,000	570,688

APPLICATIONS SOFTWARE — 0.1%

Serena Software, Inc. Company Guar. Notes 10.38% due 03/15/16	200,000	212,500
SS&C Technologies, Inc. Company Guar. Bond 11.75% due 12/01/13	375,000	403,125

		615,625

AUTO-CARS/LIGHT TRUCKS — 1.6%

DaimlerChrysler NA Holding Corp. Notes 4.88% due 06/15/10	4,250,000	4,149,423
DaimlerChrysler NA Holding Corp. Company Guar. Notes 6.50% due 11/15/13	2,750,000	2,841,993
Ford Motor Co. Notes 7.45% due 07/16/31	425,000	333,094
General Motors Corp. Senior Notes 7.13% due 07/15/13	200,000	179,000
General Motors Corp. Notes 7.20% due 01/15/11	1,000,000	932,500

General Motors Corp. Senior Debentures 8.38% due 07/15/33	300,000	267,000
General Motors Corp. Notes Series MTN 9.45% due 11/01/11	250,000	245,625

		8,948,635

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.3%

Stanadyne Corp. Senior Sub. Notes Series 1 10.00% due 08/15/14	275,000	280,500
Stanadyne Holdings, Inc. Senior Disc. Notes 12.00% due 02/15/15(4)	175,000	115,500
Tenneco Automotive, Inc. Company Guar. Notes 8.63% due 11/15/14	200,000	201,500
TRW Automotive, Inc. Senior Notes 9.38% due 02/15/13	200,000	214,250
TRW Automotive, Inc. Senior Sub. Notes 11.00% due 02/15/13	300,000	329,250
United Components, Inc. Senior Sub. Notes 9.38% due 06/15/13	375,000	378,750

		1,519,750

BANKS-COMMERCIAL — 3.1%

ABN Amro Bank NV Sub. Debentures 7.30% due 12/01/26	500,000	501,115
City National Bank Sub. Notes 6.38% due 01/15/08	1,225,000	1,236,661
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	1,236,000	1,275,122
Hudson United Bank Sub. Notes Series BKNT 7.00% due 05/15/12	1,000,000	1,074,642
Marshall & Ilsley Bank Notes 4.40% due 03/15/10	2,500,000	2,443,277
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	1,200,000	1,204,505
Riggs Capital Trust Company Guar. Bonds Series A 8.63% due 12/31/26	650,000	680,136
State Street Bank & Trust Co. Sub. Notes Series BKNT 5.30% due 01/15/16	770,000	766,917
US Bank National Assoc. Sub. Notes Series BKNT 4.95% due 10/30/14	3,690,000	3,604,418
Wachovia Bank NA Sub. Notes Series BKNT 4.80% due 11/01/14	2,000,000	1,922,912
Wachovia Bank NA Sub. Notes 4.88% due 02/01/15	1,350,000	1,299,753
Zions Bancorp. 5.50% due 11/16/15	1,490,000	1,475,037

		17,484,495

BANKS-FIDUCIARY — 0.2%

Northern Trust Corp. Senior Notes 5.30% due 08/29/11	960,000	968,127

BANKS-SUPER REGIONAL — 2.6%

Banc One Corp. Sub. Debentures 8.00% due 04/29/27	460,000	572,074
Bank of America Corp. Senior Notes 5.38% due 06/15/14	5,000,000	5,031,790
PNC Funding Corp. Sub. Notes 7.50% due 11/01/09	1,710,000	1,814,880
Wachovia Corp. 5.63% due 12/15/08	2,000,000	2,016,542
Wells Fargo Bank NA Sub. Notes 6.45% due 02/01/11	5,000,000	5,245,690

		14,680,976

BEVERAGES-NON-ALCOHOLIC — 0.3%

Bottling Group LLC Senior Notes 5.50% due 04/01/16	1,460,000	1,471,655
Cott Beverages, Inc. Company Guar. Notes 8.00% due 12/15/11	375,000	383,438

		1,855,093

BEVERAGES-WINE/SPIRITS — 0.1%

Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	175,000	177,844
Constellation Brands, Inc. Company Guar. Senior Notes Series B 8.00% due 02/15/08	300,000	306,375

		484,219

BROADCAST SERVICES/PROGRAM — 0.2%

Clear Channel Communications, Inc. Senior Notes 3.13% due 02/01/07	500,000	496,893
Xm Satellite Radio, Inc. Company Guar. Notes 9.75% due 05/01/14	500,000	475,000

		971,893

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.4%

CRH America, Inc. Company Guar. Notes 5.30% due 10/15/13	1,750,000	1,705,469
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14*	250,000	255,625
Nortek, Inc. Senior Sub. Notes 8.50% due 09/01/14	175,000	167,125
NTK Holdings, Inc. Senior Disc. Notes 10.75% due 03/01/14	150,000	102,750
Panolam Industries International, Inc. Senior Sub. Notes 10.75% due 10/01/13*	350,000	357,000

		2,587,969

BUILDING & CONSTRUCTION-MISC. — 0.1%

Erico International Corp. Senior Sub. Notes 8.88% due 03/01/12	275,000	286,688

BUILDING PRODUCTS-AIR & HEATING — 0.0%

Goodman Global Holdings, Inc. Senior Sub. Notes 7.88% due 12/15/12	100,000	96,000
Goodman Global Holdings, Inc. Senior Notes 8.33% due 06/15/12(6)	90,000	91,350

		187,350

BUILDING PRODUCTS-CEMENT — 0.1%

Texas Industries, Inc. Senior Notes 7.25% due 07/15/13	375,000	373,125

BUILDING-MAINTANCE & SERVICES — 0.1%

Brand Services, Inc. Company Guar. Senior Notes 12.00% due 10/15/12	425,000	474,419

CABLE TV — 2.9%

CCH I Holdings LLC Company Guar. Notes 9.92% due 04/01/14	159,000	127,598
CCH I LLC Sec. Notes 11.00% due 10/01/15	207,000	199,496
Charter Communications Holdings II LLC Senior Notes 10.25% due 09/15/10	650,000	671,125
Comcast Cable Communications Holdings, Inc. Senior Notes 7.13% due 06/15/13	6,250,000	6,753,256
Comcast Cable Communications, Inc. Senior Notes 6.88% due 06/15/09	1,000,000	1,039,617
Comcast Corp. Company Guar. Bonds 7.05% due 03/15/33	500,000	541,755
Cox Communications, Inc. Notes 4.63% due 01/15/10	1,720,000	1,680,763
Cox Communications, Inc. Notes 5.45% due 12/15/14	2,860,000	2,793,917
Cox Communications, Inc. Notes 7.13% due 10/01/12	750,000	801,721
CSC Holdings, Inc. Senior Notes 7.25% due 07/15/08	75,000	75,844
CSC Holdings, Inc. Senior Notes Series B 8.13% due 07/15/09	475,000	489,844
CSC Holdings, Inc. Debentures 8.13% due 08/15/09	100,000	103,125
DirecTV Holdings LLC Company Guar. Notes 6.38% due 06/15/15	200,000	191,500
DirecTV Holdings LLC Senior Guar. Notes 8.38% due 03/15/13	374,000	388,025
Echostar DBS Corp. Company Guar. Senior Notes 6.63% due 10/01/14	550,000	530,750
LodgeNet Entertainment Corp. Senior Sub. Debentures 9.50% due 06/15/13	175,000	187,250

		16,575,586

CASINO HOTELS — 0.8%

155 East Tropicana LLC Sec. Notes 8.75% due 04/01/12	400,000	347,500
Boyd Gaming Corp. Senior Sub. Notes 8.75% due 04/15/12	275,000	287,375
Mandalay Resort Group Senior Notes 9.50% due 08/01/08	175,000	184,625
MGM Grand, Inc. Company Guar. Notes 9.75% due 06/01/07	425,000	433,500

MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	975,000	893,344
Motor Gaming Group, Inc. Company Guar. Senior Notes Series B 9.75% due 04/01/10	375,000	394,687
MTR Gaming Group, Inc. Senior Sub. Notes 9.00% due 06/01/12*	100,000	101,375
Park Place Entertainment Corp. Senior Sub. Notes 7.88% due 03/15/10	275,000	281,188
Park Place Entertainment Corp. Senior Sub. Notes 8.13% due 05/15/11	350,000	357,437
San Pasqual Casino Development Group 8.00% due 09/15/13*	275,000	280,500
Station Casinos, Inc. Senior Sub. Notes 6.50% due 02/01/14	400,000	365,000
Station Casinos, Inc. Senior Notes 7.75% due 08/15/16	325,000	333,938
Wynn Las Vegas LLC 1st Mtg. Bonds 6.63% due 12/01/14	325,000	318,500

		4,578,969

CASINO SERVICES — 0.1%

Herbst Gaming, Inc. Company Guar. Senior Sec. Notes 7.00% due 11/15/14	300,000	289,875
Tunica-Biloxi Gaming Authority Notes 9.00% due 11/15/15*	325,000	335,969

		625,844

CELLULAR TELECOM — 1.7%

Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	300,000	311,250
Centennial Communications Corp. Senior Notes 11.12% due 01/01/13(6)	200,000	208,000
Cingular Wireless LLC Senior Notes 6.50% due 12/15/11	1,000,000	1,050,444
Cricket Communications, Inc. Senior Notes 9.38% due 11/01/14*	200,000	204,000
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14*	425,000	428,719
New Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	2,000,000	2,192,742
New Cingular Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	2,750,000	3,603,454
Rogers Wireless, Inc. Sec. Notes 6.13% due 03/01/14	550,000	550,000
Rogers Wireless, Inc. Sec. Notes 8.52% due 12/15/10(6)	525,000	536,156
US Unwired, Inc. Sec. Notes Series B 10.00% due 06/15/12	325,000	357,500

		9,442,265

CHEMICALS-DIVERSIFIED — 0.2%

Equistar Chemicals LP Company Guar. Senior Notes 10.13% due 09/01/08	300,000	318,000
Lyondell Chemical Co. Company Guar. Notes 8.25% due 09/15/16	225,000	231,750
Lyondell Chemical Co. Company Guar. Sec. Notes 9.50% due 12/15/08	265,000	271,956
Union Carbide Chemical & Plastics Debentures 7.88% due 04/01/23	225,000	239,016
Union Carbide Corp. Debentures 7.50% due 06/01/25	75,000	80,568

		1,141,290

CHEMICALS-SPECIALTY — 0.6%

Albemarle Corp. Senior Notes 5.10% due 02/01/15	1,940,000	1,850,599
Equistar Chemicals LP / Equistar Funding Corp. Notes 8.75% due 02/15/09	175,000	182,000
Huntsman International LLC Company Guar. Senior Sec. Notes 10.13% due 07/01/09	365,000	370,475
Nalco Co. Senior Notes 7.75% due 11/15/11	100,000	101,750
Nalco Co. Senior Sub. Notes 8.88% due 11/15/13	425,000	447,312
PQ Corp. Company Guar. Notes 8.00% due 02/15/13	325,000	311,188

		3,263,324

COLLATERIZED MORTGAGE OBLIGATION — 0.0%

SMFC Trust Series 1997-A, Class B1-4 7.57% due 01/20/35(2)(5)(8)*	9,353	7,388

COMMERCIAL SERVICES — 0.1%

Insurance Auto Auctions, Inc. Company Guar. Senior Notes 11.00% due 04/01/13	400,000	402,000

COMMERCIAL SERVICES-FINANCE — 0.0%

iPayment, Inc. Senior Sub. Notes 9.75% due 05/15/14*	250,000	256,875

COMPUTER SERVICES — 0.2%

Compucom Systems, Inc. Senior Notes 12.00% due 11/01/14*	275,000	276,719
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	450,000	466,875
Sungard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	275,000	288,062

		1,031,656

COMPUTERS — 0.4%

Dell, Inc. Senior Debentures 7.10% due 04/15/28	1,000,000	1,135,640
International Business Machines Corp. Senior Debentures 5.88% due 11/29/32	1,000,000	1,034,627

		2,170,267

COMPUTERS-INTEGRATED SYSTEMS — 0.1%

Activant Solutions, Inc. Senior Sub. Notes 9.50% due 05/01/16*	325,000	302,250

CONSUMER PRODUCTS-MISC. — 0.6%

American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12*	125,000	127,188
American Greetings Corp. Senior Notes 7.38% due 06/01/16	275,000	279,812
Jarden Corp. Company Guar. Notes 9.75% due 05/01/12	400,000	423,000
Jostens Holding Corp. Senior Disc. Notes 10.25% due 12/01/13	1,075,000	908,375
Playtex Products, Inc. Company Guar. Notes 9.38% due 06/01/11	575,000	598,000
Rayovac Corp. Senior Sub. Notes 8.50% due 10/01/13	275,000	239,250
Spectrum Brands, Inc. Company Guar. Notes 7.38% due 02/01/15	317,000	256,770
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	425,000	435,625

		3,268,020

CONTAINERS-METAL/GLASS — 0.3%

Ball Corp. Company Guar. Notes 6.63% due 03/15/18	450,000	441,562
Crown Americas LLC and Crown Americas Capital Corp. Senior Notes 7.75% due 11/15/15*	375,000	384,844
Greif Brothers Corp. Company Guar. Senior Sec. Notes 8.88% due 08/01/12	350,000	367,500
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	500,000	515,000
Russell-Stanley Holdings, Inc. Senior Sub. Notes 9.00% due 11/30/08*†(1)(2)(3)(7)(11)	13,694	3,810

		1,712,716

CONTAINERS-PAPER/PLASTIC — 0.2%

Berry Plastics Holding Corp. Secured Notes 8.88% due 09/15/14*	225,000	227,250
Graphic Packaging International, Inc. Senior Sub. Notes 9.50% due 08/15/13	650,000	667,875
Jefferson Smurfit Corp. Senior Guar. Notes 8.25% due 10/01/12	325,000	315,250
Plastipak Holdings, Inc. Senior Notes 8.50% due 12/15/15*	150,000	155,250

		1,365,625

CRUISE LINES — 0.1%

Royal Caribbean Cruises, Ltd. Senior Notes 7.25% due 06/15/16	350,000	354,595

DIRECT MARKETING — 0.1%

Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	200,000	199,000
Affinity Group, Inc. Senior Sub. Notes 10.88% due 02/15/12	347,717	340,763

		539,763

DISTRIBUTION/WHOLESALE — 0.2%

Baker & Taylor, Inc. Sec. Notes 11.50% due 07/01/13*	375,000	375,000
Nebraska Book Co., Inc. Senior Sub. Notes 8.63% due 03/15/12	400,000	376,000

SGS International, Inc. Senior Sub. Notes 12.00% due 12/15/13	350,000	360,500

		1,111,500

DIVERSIFIED FINANCIAL SERVICES — 0.6%

General Electric Capital Corp. Notes Series A 3.75% due 12/15/09	1,000,000	962,480
ZFS Finance USA Trust I Bonds 6.15% due 12/15/65*(9)	2,290,000	2,303,174

		3,265,654

DIVERSIFIED MANUFACTURED OPERATIONS — 1.0%

Amsted Industries, Inc. Senior Notes 10.25% due 10/15/11*	400,000	430,000
Covalence Specialty Materials Corp. Senior Sub. Notes 10.25% due 03/01/16*	250,000	241,250
General Electric Co. Notes 5.00% due 02/01/13	5,000,000	4,955,950
Koppers Industries Company Guar. Senior Notes 9.88% due 10/15/13	244,000	263,520

		5,890,720

DIVERSIFIED OPERATIONS — 0.2%

Hutchison Whampoa International, Ltd. Company Guar. Senior Notes 6.50% due 02/13/13*	890,000	932,385
Nebco Evans Holding Co. Senior Disc. Notes 12.38% due 07/15/07(2)(7)	125,000	0

		932,385

E-COMMERCE/PRODUCTS — 0.1%

FTD, Inc. Company Guar. Senior Sec. Notes 7.75% due 02/15/14	365,000	363,175

ELECTRIC-DISTRIBUTION — 0.8%

Hydro-Quebec Company Guar. Notes Series JL 6.30% due 05/11/11	4,200,000	4,406,728

ELECTRIC-GENERATION — 0.2%

Edison Mission Energy Senior Notes 7.73% due 06/15/09*	275,000	286,000
Edison Mission Energy Senior Notes 7.75% due 06/15/16*	575,000	593,687

		879,687

ELECTRIC-INTEGRATED — 3.5%

Alabama Power Co. Senior Notes 5.50% due 10/15/17	1,000,000	1,007,495
Alabama Power Co. Debentures 5.70% due 02/15/33	1,000,000	1,003,976
American Electric Power Co., Inc. Senior Notes Series C 5.38% due 03/15/10	1,000,000	1,002,277
CMS Energy Corp. Senior Notes 6.88% due 12/15/15	125,000	127,188
CMS Energy Corp. Senior Notes 7.50% due 01/15/09	275,000	282,562
Consolidated Edison Co. of New York Notes 5.50% due 09/15/16	710,000	713,815
Exelon Generation Co. LLC Notes 5.35% due 01/15/14	1,000,000	984,799
FirstEnergy Corp. Senior Notes Series B 6.45% due 11/15/11	2,500,000	2,615,630
FPL Energy National Wind Portfolio LLC Senior Sec. Notes 6.13% due 03/25/19*	113,984	110,897
Midamerican Energy Co. Notes 4.65% due 10/01/14	800,000	761,350
Midamerican Energy Co. Bonds 6.75% due 12/30/31	750,000	846,854
Nevada Power Co. General Reference Mtg. Notes 6.50% due 04/15/12	50,000	51,807
Nevada Power Co. 2nd Mtg. Notes 9.00% due 08/15/13	374,000	406,182
Northwestern Corp. Notes 5.88% due 11/01/14	100,000	99,478
Pacific Gas & Electric Co. Notes 4.20% due 03/01/11	1,100,000	1,058,545
Pacific Gas & Electric Co. Notes 4.80% due 03/01/14	1,000,000	965,301
Pacific Gas & Electric Co. Notes 6.05% due 03/01/34	660,000	674,194

PSEG Energy Holdings LLC Senior Notes 10.00% due 10/01/09	600,000	657,000
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	1,750,000	1,902,194
PSI Energy, Inc. Senior Notes 6.05% due 06/15/16	835,000	855,847
Sierra Pacific Resources Senior Notes 6.75% due 08/15/17	250,000	251,716
TECO Energy, Inc. 6.75% due 05/01/15	100,000	102,000
TXU Corp. Senior Notes 5.55% due 11/15/14	275,000	262,012
TXU Corp. Senior Notes 6.50% due 11/15/24	100,000	96,005
Westar Energy, Inc. Bonds 5.88% due 07/15/36	860,000	825,554
Westar Energy, Inc. 1st Mtg. Notes 6.00% due 07/01/14	2,000,000	2,060,652

		19,725,330

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.0%

Freescale Semiconductor, Inc. Company Guar. Senior Notes 7.13% due 07/15/14	250,000	268,125

ELECTRONICS-MILITARY — 0.2%

L-3 Communications Corp. Company Guar. Senior Sec. Notes 6.13% due 01/15/14	800,000	788,000
L-3 Communications Corp. Company Guar. Senior Sec. Notes 6.38% due 10/15/15	175,000	172,375

		960,375

ENGINES-INTERNAL COMBUSTION — 0.2%

Briggs & Stratton Corp. Notes 7.25% due 09/15/07	100,000	101,125
Briggs & Stratton Corp. Company Guar. Senior Notes 8.88% due 03/15/11	960,000	1,044,000

		1,145,125

ENTERPRISE SOFTWARE/SERVICE — 0.5%

Oracle Corp. Notes 5.00% due 01/15/11	2,820,000	2,800,844

ENVIRONMENTAL MONITORING & DETECTION — 0.0%

Clean Harbors, Inc. Senior Sec. Notes 11.25% due 07/15/12	179,000	201,375

FINANCE-AUTO LOANS — 2.5%

Ford Motor Credit Co. Notes 6.50% due 01/25/07	5,000,000	4,995,065
Ford Motor Credit Co. Notes 7.25% due 10/25/11	1,275,000	1,205,890
Ford Motor Credit Co. Senior Notes 9.88% due 08/10/11	175,000	180,830
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	750,000	755,148
General Motors Acceptance Corp. Bonds 8.00% due 11/01/31	4,340,000	4,650,180
Nissan Motor Acceptance Corp. Senior Notes 5.63% due 03/14/11*	2,210,000	2,221,810

		14,008,923

FINANCE-CONSUMER LOANS — 2.1%

HSBC Finance Capital Trust Bonds 5.91% due 11/30/15(9)	3,500,000	3,520,062
HSBC Finance Corp. Notes 4.75% due 04/15/10	860,000	848,871
HSBC Finance Corp. Notes 5.00% due 06/30/15	3,070,000	2,981,759
SLM Corp. 4.00% due 01/15/10	2,000,000	1,931,766
SLM Corp. Notes Series CPI 6.09% due 12/15/14	3,230,000	2,995,437

		12,277,895

FINANCE-CREDIT CARD — 1.9%

American Express Co. Notes 4.75% due 06/17/09	4,000,000	3,975,780
American Express Co. Notes 4.88% due 07/15/13	1,600,000	1,566,672
Capital One Financial Corp. Notes 7.13% due 08/01/08	4,000,000	4,112,592
MBNA Corp. Senior Notes Series F 7.50% due 03/15/12	1,000,000	1,104,875

		10,759,919

FINANCE-INVESTMENT BANKER/BROKER — 4.9%

BCP Crystal U.S. Holdings Corp. Senior Sub. Notes 9.63% due 06/15/14	225,000	246,938
Bear Stearns & Co., Inc. Notes 3.25% due 03/25/09	1,400,000	1,341,953

Bear Stearns & Co., Inc. Senior Notes 5.70% due 11/15/14	1,500,000	1,527,764
Citigroup, Inc. Notes 5.13% due 02/14/11	3,000,000	3,000,372
Credit Suisse USA, Inc. Senior Notes 5.50% due 08/16/11	2,510,000	2,541,292
Goldman Sachs Capital I Company Guar. Sr. Notes 6.35% due 02/15/34	1,500,000	1,531,674
Goldman Sachs Group, Inc. Notes 3.88% due 01/15/09	1,750,000	1,704,258
J.P. Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	8,000,000	7,858,112
Lehman Brothers Holdings, Inc. Bonds 7.88% due 08/15/10	250,000	271,856
Merrill Lynch & Co., Inc. Notes 5.45% due 07/15/14	5,000,000	5,025,665
Morgan Stanley Notes 4.00% due 01/15/10	1,000,000	965,735
Morgan Stanley Notes 5.30% due 03/01/13	2,000,000	2,002,702

		28,018,321

FINANCE-MORTGAGE LOAN/BANKER — 0.3%

Residential Capital Corp. Company Guar. Notes 6.00% due 02/22/11	1,700,000	1,704,923

FINANCE-OTHER SERVICES — 0.1%

American Real Estate Partners LP/American Real Estate Finance Corp. Company Guar. Notes 7.13% due 02/15/13	325,000	324,188

FINANCIAL GUARANTEE INSURANCE — 0.0%

MBIA, Inc. Debentures 6.63% due 10/01/28	250,000	268,601

FISHERY — 0.1%

ASG Consolidated LLC/ASG Finance, Inc. Senior Disc. Notes 11.50% due 11/01/11(4)	600,000	523,500

FOOD-BAKING — 0.0%

Eagle Family Foods Company Guar. Senior Sec. Notes 8.75% due 01/15/08	175,000	129,500

FOOD-DAIRY PRODUCTS — 0.0%

Dean Foods Co. Company Guar. Notes 7.00% due 06/01/16	250,000	252,813

FOOD-MEAT PRODUCTS — 0.1%

Pierre Foods, Inc. Senior Sub. Notes 9.88% due 07/15/12	375,000	382,500

FOOD-MISC. — 0.7%

B&G Foods Holding Corp. Senior Notes 8.00% due 10/01/11	550,000	559,625
Del Monte Corp. Company Guar. Notes 6.75% due 02/15/15	525,000	513,844
Kraft Foods, Inc. Notes 5.25% due 10/01/13	2,500,000	2,478,827
Michael Foods, Inc. Senior Sub. Notes 8.00% due 11/15/13	450,000	464,625

		4,016,921

FOOD-RETAIL — 0.0%

Jitney-Jungle Stores of America, Inc. Company Guar. Senior Sec. Notes 10.38% due 09/15/07(1)(2)(7)	125,000	0

FORESTRY — 0.4%

Weyerhaeuser Co. Debentures 7.38% due 03/15/32	2,175,000	2,285,153

GAMBLING (NON-HOTEL) — 0.0%

Jacobs Entertainment, Inc. Senior Notes 9.75% due 06/15/14*	200,000	198,500

GARDEN PRODUCTS — 0.0%

Ames True Temper, Inc. Senior Sub. Notes 10.00% due 07/15/12	150,000	133,125

GAS-DISTRIBUTION — 0.9%

Atmos Energy Corp. Notes 4.00% due 10/15/09	4,860,000	4,661,036
Semco Energy, Inc. Senior Notes 7.13% due 05/15/08	225,000	224,177

		4,885,213

GOLF — 0.1%

True Temper Sports, Inc. Company Guar. Notes 8.38% due 09/15/11	450,000	403,875

HEALTH CARE COST CONTAINMENT — 0.2%

Concentra Operating Corp. Company Guar. Senior Sec. Notes 9.50% due 08/15/10	375,000	391,875

Waste Management, Inc. Debentures 8.75% due 05/01/18	850,000	886,948

		1,278,823

HOME FURNISHINGS — 0.1%

Norcraft Cos. LP/Norcraft Finance Corp. Senior Sub. Notes 9.00% due 11/01/11	125,000	128,125
Norcraft Holdings LP/Norcraft Capital Corp. Senior Disc. Notes 9.75% due 09/01/12(4)	525,000	434,437
Sealy Mattress Co. Senior Sub. Notes 8.25% due 06/15/14	200,000	207,500

		770,062

HOTELS/MOTELS — 0.1%

Gaylord Entertainment Co. Company Guar. Senior Notes 6.75% due 11/15/15	225,000	215,438
Starwood Hotels and Resorts Company Guar. Notes 7.38% due 05/01/07	550,000	553,437

		768,875

INDEPENDENT POWER PRODUCERS — 0.1%

NRG Energy, Inc. Company Guar. Notes 7.25% due 02/01/14	200,000	202,250
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	575,000	581,469

		783,719

INSTRUMENTS-CONTROLS — 0.4%

Thermo Electron Corp. Senior Notes 5.00% due 06/01/15	2,584,000	2,444,048

INSTRUMENTS-SCIENTIFIC — 0.1%

Fisher Scientific International, Inc. Senior Sub. Notes 6.13% due 07/01/15	725,000	719,562

INSURANCE-LIFE/HEALTH — 0.8%

Delphi Funding LLC Company Guar. Notes 9.31% due 03/25/27	800,000	836,464
Life Re Capital Trust I Company Guar. Sec. Jr. Debentures 8.72% due 06/15/27*	1,000,000	1,030,950
Pacific LifeCorp. Bonds 6.60% due 09/15/33*	2,700,000	2,953,406

		4,820,820

INSURANCE-MULTI-LINE — 1.1%

Axa Sub. Notes 8.60% due 12/15/30	2,500,000	3,283,752
CNA Financial Corp. Notes 6.00% due 08/15/11	700,000	714,300
Horace Mann Educators Corp. Senior Notes 6.85% due 04/15/16	830,000	858,518
USF&G Capital II Company Guar. Notes 8.31% due 07/01/46*	250,000	293,758
USF&G Capital II Company Guar. Notes Series B 8.47% due 01/10/27	850,000	888,346

		6,038,674

INSURANCE-MUTUAL — 0.9%

Liberty Mutual Group, Inc. 5.75% due 03/15/14*	2,850,000	2,876,818
Liberty Mutual Insurance Notes 8.20% due 05/04/07*	1,100,000	1,109,214
Union Central Life Notes 8.20% due 11/01/26*	1,250,000	1,395,656

		5,381,688

INSURANCE-PROPERTY/CASUALTY — 0.0%

St Paul Travelers Cos., Inc. Senior Notes 5.50% due 12/01/15	250,000	250,592

INSURANCE-REINSURANCE — 0.8%

Berkshire Hathaway Finance Corp. Company Guar. Senior Notes 4.85% due 01/15/15	4,925,000	4,784,480

INTIMATE APPAREL — 0.0%

Warnaco, Inc. Senior Notes 8.88% due 06/15/13	250,000	261,250

INVEST MANAGEMENT/ADVISOR SERVICES — 0.7%

FMR Corp. Bonds 7.57% due 06/15/29*	2,200,000	2,659,646
Franklin Resources, Inc. Notes 3.70% due 04/15/08	500,000	489,230
Nuveen Investments, Inc. Senior Notes 5.00% due 09/15/10	430,000	422,427
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/15	430,000	420,831

		3,992,134

MACHINERY-CONSTRUCTION & MINING — 0.0%

Clark Material Handling Co. Company Guar. Senior Notes Series D 10.75% due 11/15/06†(1)(2)(7)(10)	100,000	0

MACHINERY-FARMING — 0.1%

Case New Holland, Inc. Company Guar. Senior Notes 9.25% due 08/01/11	300,000	318,375

MEDICAL INSTRUMENTS — 0.3%

Accellent, Inc. Company Guar. Notes 10.50% due 12/01/13	325,000	339,625
Medtronic, Inc. Senior Notes 4.38% due 09/15/10	1,360,000	1,323,627

		1,663,252

MEDICAL LABS & TESTING SERVICES — 0.2%

Quest Diagnostics, Inc. Company Guar. Notes 5.45% due 11/01/15	1,460,000	1,418,605

MEDICAL PRODUCTS — 0.2%

CDRV Investors, Inc. Senior Disc. Notes 9.63% due 01/01/15(4)	800,000	620,000
VWR International, Inc. Senior Sub. Notes 8.00% due 04/15/14	475,000	488,062

		1,108,062

MEDICAL-BIOMEDICAL/GENE — 0.5%

Bio-Rad Laboratories, Inc. Senior Sub. Notes 6.13% due 12/15/14	250,000	239,062
Genentech, Inc. Senior Notes 4.75% due 07/15/15	2,500,000	2,404,960

		2,644,022

MEDICAL-DRUGS — 1.4%

Pfizer, Inc. Senior Notes 4.50% due 02/15/14	5,000,000	4,851,930
Pharmacia Corp. Debentures 6.50% due 12/01/18	740,000	817,734
Wyeth Bonds 5.50% due 02/01/14	2,250,000	2,263,451

		7,933,115

MEDICAL-HMO — 0.4%

Aetna, Inc. Senior Notes 5.75% due 06/15/11	410,000	417,258
WellPoint, Inc. Bonds 6.80% due 08/01/12	1,800,000	1,923,062

		2,340,320

MEDICAL-HOSPITALS — 0.2%

HCA, Inc. Notes 6.75% due 07/15/13	800,000	678,000
HCA, Inc. Notes 7.50% due 11/06/33	275,000	214,500

		892,500

MEDICAL-OUTPATIENT/HOME MEDICAL — 0.1%

CRC Health Corp. Company Guar. Notes 10.75% due 02/01/16	350,000	365,750
National Mentor Holdings, Inc. Senior Sub. Notes 11.25% due 07/01/14*	325,000	341,250

		707,000

METAL PROCESSORS & FABRICATION — 0.1%

Hawk Corp. Senior Notes 8.75% due 11/01/14	275,000	276,375
Mueller Group, Inc. Senior Sub. Notes 10.00% due 05/01/12	163,000	177,670
Neenah Foundary Co. Sec. Notes 11.00% due 09/30/10*	358,000	393,417

		847,462

METAL-ALUMINUM — 0.2%

Alcan, Inc. Bonds 5.75% due 06/01/35	1,155,000	1,094,599

MINING — 0.6%

Newmont Mining Corp. Notes 5.88% due 04/01/35	1,410,000	1,327,136
Placer Dome, Inc. Debentures Series B 8.50% due 12/31/45	1,870,000	1,875,965

		3,203,101

MISCELLANEOUS MANUFACTURING — 0.1%

Nutro Products, Inc. Senior Sub. Notes 10.75% due 04/05/14*	300,000	322,500
Reddy Ice Holdings, Inc. Senior Disc. Notes 10.50% due 11/01/12(4)	500,000	438,750

		761,250

MULTIMEDIA — 1.1%

Cox Enterprises, Inc. Notes 4.38% due 05/01/08*	1,000,000	981,829
News America Holdings, Inc. Company Guar. Notes 8.00% due 10/17/16	650,000	753,951
News America Holdings, Inc. Company Guar. Notes 9.25% due 02/01/13	1,000,000	1,183,709
News America, Inc. Company Guar. Notes 7.63% due 11/30/28	1,000,000	1,122,275
Walt Disney Co. Notes 5.70% due 07/15/11	2,150,000	2,194,139

		6,235,903

NETWORKING PRODUCTS — 0.4%

Cisco Systems, Inc. Senior Notes 5.25% due 02/22/11	2,205,000	2,218,307

NON-HAZARDOUS WASTE DISPOSAL — 1.6%

Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	125,000	123,750
Allied Waste North America, Inc. Company Guar. Notes Series B 9.25% due 09/01/12	500,000	531,875
Republic Services, Inc. Senior Notes 6.75% due 08/15/11	900,000	949,747
USA Waste Services, Inc. Senior Notes 7.13% due 10/01/07	2,175,000	2,199,869
Waste Management, Inc. Senior Notes 7.38% due 08/01/10	5,000,000	5,356,370

		9,161,611

OFFICE AUTOMATION & EQUIPMENT — 0.2%

Xerox Corp. Senior Notes 6.40% due 03/15/16	350,000	350,875
Xerox Corp. Senior Notes 6.75% due 02/01/17	125,000	127,187
Xerox Corp. Company Guar. Notes 9.75% due 01/15/09	400,000	432,000

		910,062

OFFICE FURNISHINGS-ORIGINAL — 0.0%

Tempur Pedic, Inc. Senior Sub. Notes 10.25% due 08/15/10	193,000	202,650

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.2%

Chesapeake Energy Corp Company Guar. Bonds 6.88% due 11/15/20	600,000	570,000
El Paso Production Holding Co. Company Guar. Senior Notes 7.75% due 06/01/13	375,000	384,375
EOG Co. of Canada Senior Guar. Notes 7.00% due 12/01/11*	1,100,000	1,178,204
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 9.00% due 06/01/16*	150,000	155,250
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 12/15/15*	225,000	222,188
Pemex Project Funding Master Trust Company Guar. Notes 9.13% due 10/13/10	2,000,000	2,240,000
Pioneer Natural Resources Co. Bonds 6.88% due 05/01/18	375,000	369,655
Range Resources Corp. Company Guar. Bonds 6.38% due 03/15/15	475,000	456,000
Range Resources Corp. Senior Sub. Notes 7.38% due 07/15/13	125,000	126,250
Ras Laffan Liquefied Natural Gas Co., Ltd. Sec. Notes 3.44% due 09/15/09*	1,140,000	1,106,381

		6,808,303

OIL COMPANIES-INTEGRATED — 0.9%

ConocoPhillips Australia Funding Co. Company Guar. Notes 5.50% due 04/15/13	2,460,000	2,496,743
PC Financial Partnership Notes 5.00% due 11/15/14	3,000,000	2,870,733

		5,367,476

OIL FIELD MACHINERY & EQUIPMENT — 0.0%

Grant Prideco, Inc. Senior Notes 6.13% due 08/15/15	75,000	71,719

OIL REFINING & MARKETING — 0.4%

Valero Energy Corp. Senior Notes 7.50% due 04/15/32	1,750,000	2,039,270

OIL-FIELD SERVICES — 0.0%

Basic Energy Services, Inc. Company Guar. Notes 7.13% due 04/15/16	275,000	261,938

OPTICAL SUPPLIES — 0.1%

Norcross Safety Products LLC Senior Sub. Notes Series B 9.88% due 08/15/11	400,000	424,000
Safety Products Holdings, Inc. Senior Notes 11.75% due 01/01/12(3)	380,222	410,640

		834,640

PAPER & RELATED PRODUCTS — 1.7%

International Paper Co. Senior Notes 4.25% due 01/15/09	1,500,000	1,468,486
Louisiana Pacific Corp. Senior Notes 8.88% due 08/15/10	3,540,000	3,849,750
Mercer International, Inc. Senior Notes 9.25% due 02/15/13	250,000	231,250
NewPage Corp. Senior Sub. Notes 12.00% due 05/01/13	375,000	391,875
Pope & Talbot, Inc. Debentures 8.38% due 06/01/13	250,000	207,500
Union Camp Corp. 6.50% due 11/15/07	2,000,000	2,011,658
Westvaco Corp. Debentures 7.65% due 03/15/27	1,500,000	1,570,830

		9,731,349

PETROCHEMICALS — 0.1%

Reliance Industries, Ltd. Notes 8.25% due 01/15/27*	500,000	500,741

PHARMACY SERVICES — 0.1%

Omnicare, Inc. Senior Sub. Notes 6.88% due 12/15/15	375,000	367,500

PHYSICAL THERAPY/REHABILATION CENTERS — 0.0%

Psychiatric Solutions, Inc. Company Guar. Notes 7.75% due 07/15/15	275,000	272,250

PHYSICIANS PRACTICE MANAGEMENT — 0.1%

Ameripath, Inc. Company Guar. Notes 10.50% due 04/01/13	600,000	645,000

PIPELINES — 1.8%

Atlas Pipeline Partners LP Company Guar. Notes 8.13% due 12/15/15	200,000	204,000
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/14	2,380,000	2,272,048
Duke Capital LLC Senior Notes 6.25% due 02/15/13	2,205,000	2,286,265
El Paso Corp. Senior Notes 6.75% due 05/15/09	525,000	530,250
El Paso Energy Corp. Senior Notes 7.80% due 08/01/31	400,000	417,000
Holly Energy Partners LP Company Guar. Senior Notes 6.25% due 03/01/15	625,000	582,813
Kinder Morgan Energy Partners LP Notes 5.80% due 03/15/35	1,290,000	1,186,053
Pacific Energy Partners LP Senior Notes 7.13% due 06/15/14	250,000	252,813
Pacific Energy Partners LP / Pacific Energy Finance Corp. Company Guar. Notes 6.25% due 09/15/15	75,000	73,781
SemGroup LP Senior Notes 8.75% due 11/15/15*	275,000	277,063
Tennessee Gas Pipeline Co. Debentures 7.50% due 04/01/17	350,000	372,661
Tennessee Gas Pipeline Co. Bonds 8.38% due 06/15/32	325,000	377,841
The Williams Cos., Inc. Notes 7.88% due 09/01/21	575,000	608,062
Transcontinental Gas Pipe Line Corp. Senior Notes 6.40% due 04/15/16	125,000	124,375
Transcontinental Gas Pipe Line Corp. Senior Notes Series B 8.88% due 07/15/12	250,000	280,625
Williams Cos., Inc. Senior Notes 7.63% due 07/15/19	600,000	631,500

		10,477,150

PRECIOUS METALS — 0.4%

Barrick Gold Finance Co. Company Guar. Debentures 7.50% due 05/01/07	2,000,000	2,020,404

PUBLISHING-BOOKS — 0.0%

Houfhton Mifflin Co. Senior Sub. Disc. Notes 11.50% due 10/15/13	175,000	157,938

PUBLISHING-PERIODICALS — 0.3%

CBD Media Holdings LLC Senior Notes 9.25% due 07/15/12	325,000	323,781

CBD Media, Inc. Company Guar. Senior Sec. Notes 8.63% due 06/01/11	300,000	300,375
Dex Media West LLC Senior Sub. Notes Series B 9.88% due 08/15/13	581,000	631,111
Nielsen Finance LLC/Nielsen Finance Co. Senior Notes 10.00% due 08/01/14*	125,000	130,313
Reader’s Digest Association, Inc. Senior Notes 6.50% due 03/01/11	350,000	337,750

		1,723,330

QUARRYING — 0.1%

Compass Minerals International, Inc. Senior Notes 12.75% due 12/15/12(4)	175,000	171,938
Salt Holdings, Inc. Senior Disc. Notes 12.00% due 06/01/13(4)	475,000	450,062

		622,000

RACETRACKS — 0.3%

International Speedway Corp. Notes 4.20% due 04/15/09	1,300,000	1,264,143
Penn National Gaming, Inc. Senior Sub. Notes 6.75% due 03/01/15	325,000	316,875

		1,581,018

RADIO — 0.0%

Sirius Satellite Radio, Inc. Senior Notes 9.63% due 08/01/13	225,000	219,375

REAL ESTATE INVESTMENT TRUSTS — 1.7%

Archstone-Smith Operating Trust Notes 5.00% due 08/15/07	500,000	498,070
Archstone-Smith Operating Trust Notes 5.63% due 08/15/14	2,825,000	2,849,832
Health Care Property Investors, Inc. Senior Notes 5.95% due 09/15/11	1,625,000	1,643,668
Host Hotels & Resorts LP Senior Notes 6.88% due 11/01/14*	100,000	100,375
Host Marriott LP Senior Notes 7.13% due 11/01/13	550,000	556,187
Prologis Senior Notes 5.50% due 04/01/12	980,000	980,730
Simon Property Group LP Notes 4.88% due 08/15/10	500,000	492,293
Simon Property Group LP Notes 5.60% due 09/01/11	1,010,000	1,021,218
Simon Property Group LP Notes 6.35% due 08/28/12	400,000	418,812
Ventas Reality LP Senior Notes 6.63% due 10/15/14	325,000	328,250
Ventas Realty LP Notes 7.13% due 06/01/15	275,000	282,906
Ventas Realty LP/Ventas Capital Corp. Senior Notes 6.50% due 06/01/16	200,000	199,500
Ventas Realty LP/Ventas Capital Corp. Senior Notes 6.75% due 04/01/17	75,000	75,563

		9,447,404

REAL ESTATE MANAGEMENT/SERVICES — 0.0%

CB Richard Ellis Services, Inc. Company Guar. Senior Notes 9.75% due 05/15/10	98,000	104,370

REAL ESTATE OPERATIONS & DEVELOPMENT — 0.2%

Apache Finance Property, Ltd. Company Guar. Notes 7.00% due 03/15/09	550,000	572,377
EOP Operating LP Notes 7.75% due 11/15/07	250,000	255,523
Susa Partnership LP Notes 8.20% due 06/01/17	250,000	298,463

		1,126,363

RENTAL AUTO/EQUIPMENT — 0.2%

Hertz Corp. Senior Notes 8.88% due 01/01/14*	250,000	261,250
Hertz Corp. Senior Sub. Notes 10.50% due 01/01/16*	575,000	631,062

		892,312

RESORT/THEME PARK — 0.0%

HRP Myrtle Beach Operations LLC / HRP Myrtle Beach Capital Corp. Sec. Notes 10.12% due 04/01/12(6)	225,000	223,594

RETAIL-AUTOMOBILE — 0.0%

Autonation, Inc. Company Guar. Notes 7.37% due 04/15/13	75,000	75,563
Autonation, Inc. Company Guar. Notes 7.00% due 04/15/14	75,000	74,625

		150,188

RETAIL-BUILDING PRODUCTS — 0.2%

Home Depot, Inc. Senior Notes 5.40% due 03/01/16	1,070,000	1,068,362

RETAIL-CONVENIENCE STORE — 0.1%

Alimentation Senior Sub. Notes 7.50% due 12/15/13	625,000	640,625

RETAIL-DISCOUNT — 1.5%

Target Corp. Notes 5.88% due 03/01/12	600,000	619,430
Target Corp. Notes 5.88% due 07/15/16	3,770,000	3,917,912
Wal Mart Stores, Inc. Bonds 5.25% due 09/01/35	720,000	677,249
Wal-Mart Stores, Inc. Notes 4.13% due 02/15/11	3,500,000	3,377,206

		8,591,797

RETAIL-DRUG STORE — 0.3%

CVS Corp. Pass Through Certs. 5.30% due 01/11/27*	826,190	789,441
CVS Corp. Senior Notes 5.75% due 08/15/11	450,000	456,898
General Nutrition Centers, Inc. Senior Sub. Notes 8.50% due 12/01/10(3)	225,000	224,438

		1,470,777

RETAIL-MAJOR DEPARTMENT STORES — 0.1%

J.C. Penney Corp., Inc. Notes 9.00% due 08/01/12	251,000	290,990

RETAIL-OFFICE SUPPLIES — 0.0%

U.S. Office Products Co. Company Guar. Notes 9.75% due 06/15/08(1)(2)(7)	300,000	0

RETAIL-PETROLEUM PRODUCTS — 0.2%

AmeriGas Partners LP/AmeriGas Eagle Finance Corp. Senior Notes 7.13% due 05/20/16	500,000	493,750
Inergy LP Senior Notes 6.88% due 12/15/14	525,000	507,937

		1,001,687

RETAIL-RESTAURANTS — 0.1%

Dave & Buster’s, Inc. Senior Notes 11.25% due 03/15/14	175,000	169,750
EPL Finance Corp. Senior Notes 11.75% due 11/15/13	200,000	213,000
Landry’s Restaurants, Inc. Company Guar. Senior Notes Series B 7.50% due 12/15/14	350,000	334,250

		717,000

RUBBER-TIRES — 0.1%

American Tire Distributors, Inc. Senior Notes 10.75% due 04/01/13	250,000	226,250
Cooper-Standard Automotive, Inc. Company Guar. Senior Sec. Notes 8.38% due 12/15/14	475,000	350,312

		576,562

SAVINGS & LOANS/THRIFTS — 0.8%

Astoria Financial Corp. Senior Notes 5.75% due 10/15/12	1,700,000	1,709,209
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10*	2,130,000	2,088,484
Washington Mutual Bank Sub. Notes 5.13% due 01/15/15	1,100,000	1,063,820

		4,861,513

SCHOOLS — 0.6%

Boston University Notes 7.63% due 07/15/97	2,000,000	2,338,256
Education Management LLC/Education Management Corp. Senior Sub. Notes 10.25% due 06/01/16*	400,000	416,000
Knowledge Learning Corp. Company Guar. Senior Sec. Notes 7.75% due 02/01/15*	700,000	663,250

		3,417,506

SOAP & CLEANING PREPARATION — 0.1%

Church & Dwight Co., Inc. Company Guar. Senior Sec. Notes 6.00% due 12/15/12	325,000	310,781

SPECIAL PURPOSE ENTITIES — 3.1%

AAC Group Holding Corp. Senior Disc. Notes 10.25% due 10/01/12(4)	500,000	427,500
AAC Group Holding Corp. Senior Notes 12.75% due 10/01/12	103,860	109,313
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	200,000	214,500

Army Hawaii Family Housing Trust Bonds 5.52% due 06/15/50*	790,000	781,057
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	4,020,000	3,852,784
Camp Pendleton & Quantico Housing LLC Bonds 5.57% due 10/01/50*	1,630,000	1,630,228
Crystal US Holdings LLC Senior Disc. Notes Series B 10.50% due 10/01/14(4)	829,000	696,360
Da-Lite Screen Co., Inc. Senior Notes 9.50% due 05/15/11	250,000	263,750
Galaxy Entertainment Finance Co., Ltd. Company Guar. Notes 9.88% due 12/15/12*	450,000	475,875
Global Cash Finance Corp. Senior Sub. Notes 8.75% due 03/15/12	260,000	274,625
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Notes 9.75% due 11/15/14*	525,000	523,687
Hexion US Finance Corp/Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 07/15/14	375,000	421,875
Jostens IH Corp. Company Guar. Senior Sec. Notes 7.63% due 10/01/12	425,000	429,250
K&F Acquisition, Inc. Company Guar. Senior Sec. Notes 7.75% due 11/15/14	225,000	227,813
Nalco Finance Holdings, Inc. Senior Notes 9.00% due 02/01/14(4)	183,000	148,230
NBC Acquisition Corp. Senior Disc. Notes 11.00% due 03/15/13(4)	300,000	221,625
Rainbow National Services LLC Senior Sub. Notes 10.38% due 09/01/14*	300,000	333,750
Sensus Metering Systems, Inc. Senior Sub. Notes 8.63% due 12/15/13	300,000	294,000
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	75,000	74,438
TRAINS Sec. Notes 7.55% due 05/01/16*	4,122,500	4,174,031
Tyco International Group SA Participation Certs. Trust Notes 4.44% due 06/15/07*	680,000	675,289
UGS Corp. Company Guar. Notes 10.00% due 06/01/12	500,000	545,000
Universal City Development Senior Notes 11.75% due 04/01/10	375,000	404,062
Universal City Florida Senior Notes 10.24% due 05/01/10(6)	100,000	102,875
Vanguard Health Holdings II Senior Sub. Notes 9.00% due 10/01/14	325,000	314,438

		17,616,355

SPECIFIED PURPOSE ACQUISITIONS — 0.1%

MDP Acquisitions PLC Senior Notes 9.63% due 10/01/12*(2)(7)	350,000	370,563

STEEL PIPE & TUBE — 0.1%

Valmont Industries, Inc. Company Guar. Notes 6.88% due 05/01/14	300,000	298,500

STORAGE/WAREHOUSING — 0.0%

Mobile Services Group, Inc. Senior Notes 9.75% due 08/01/14	200,000	207,250

TELECOM SERVICES — 1.4%

Embarq Corp. Notes 6.74% due 06/01/13	1,220,000	1,253,942
Qwest Corp. Notes 8.88% due 03/15/12	1,350,000	1,485,000
Verizon Global Funding Corp. Notes 4.90% due 09/15/15	3,000,000	2,863,137
Verizon Global Funding Corp. Notes 7.25% due 12/01/10	2,000,000	2,146,676
West Corp. Senior Notes 9.50% due 10/15/14*	175,000	174,562
West Corp. Senior Sub. Notes 11.00% due 10/15/16*	150,000	150,375

		8,073,692

TELEPHONE-INTEGRATED — 2.4%

AT&T Corp. Senior Notes 9.75% due 11/15/31	475,000	595,093
BellSouth Corp. Bonds 5.20% due 09/15/14	2,000,000	1,948,526
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	1,225,000	1,330,656

Deutsche Telekom International Finance BV Company Guar. Notes 5.25% due 07/22/13	900,000	880,610
KT Corp. Notes 5.88% due 06/24/14*	2,800,000	2,831,519
SBC Communications, Inc. Notes 5.10% due 09/15/14	2,000,000	1,948,336
Sprint Capital Corp. Company Guar. Notes 6.13% due 11/15/08	2,000,000	2,030,710
Sprint Capital Corp. Company Guar. Notes 6.38% due 05/01/09	350,000	358,175
Sprint Capital Corp. Notes 8.38% due 03/15/12	1,000,000	1,124,635
Valor Telecommunications Enterprises LLC/Finance Corp. 7.75% due 02/15/15	275,000	293,219
Windstream Corp. Senior Notes 8.63% due 08/01/16*	150,000	161,812

		13,503,291

TELEVISION — 0.2%

Univision Communications, Inc. Company Guar. Notes 3.50% due 10/15/07	1,200,000	1,168,753

TEXTILE-PRODUCTS — 0.1%

Collins & Aikman Floorcoverings, Inc. Company Guar. Notes Series B 9.75% due 02/15/10	175,000	178,500
Invista Senior Notes 9.25% due 05/01/12*	350,000	371,875

		550,375

THEATERS — 0.2%

AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	250,000	239,688
Cinemark USA, Inc. Senior Sub. Notes 9.00% due 02/01/13	200,000	208,250
Cinemark, Inc. Senior Disc. Notes 9.75% due 03/15/14(4)	650,000	528,937

		976,875

TOBACCO — 0.4%

Altria Group, Inc. Notes 5.63% due 11/04/08	675,000	678,477
Altria Group, Inc. Notes 7.00% due 11/04/13	1,000,000	1,095,888
Reynolds American, Inc. Sec. Notes 7.75% due 06/01/18*	425,000	453,867

		2,228,232

TRANSPORT-MARINE — 0.0%

Holt Group, Inc. Company Guar. Senior Notes 9.75% due 01/15/16(2)(7)(10)(12)	100,000	0

TRANSPORT-RAIL — 0.7%

Burlington North Santa Fe Corp. Notes 4.88% due 01/15/15	1,100,000	1,062,764
Burlington Northern and Santa Fe Railway Co. Pass Through Certs. Series 99-2 7.57% due 01/02/21	425,732	480,797
Norfolk Southern Corp. Senior Notes 6.75% due 02/15/11	295,000	311,910
Union Pacific Corp. Senior Notes 4.88% due 01/15/15	2,070,000	1,997,157

		3,852,628

TRANSPORT-SERVICES — 0.1%

FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	820,000	825,261

VITAMINS & NUTRITION PRODUCTS — 0.0%

Leiner Health Products, Inc. Senior Sub. Notes 11.00% due 06/01/12	225,000	222,188

WIRE & CABLE PRODUCTS — 0.0%

Superior Essex, Inc. Senior Notes 9.00% due 04/15/12	200,000	204,500

TOTAL CORPORATE BONDS & NOTES (cost $441,107,471)		443,155,597

Foreign Corporate Bonds & Notes — 10.3%

AGRICULTURAL CHEMICALS — 0.1%

Fertinitro Finance, Inc. Company Guar. Sec. Senior Notes 8.29% due 04/01/20*	1,005,000	824,100

BANKS-COMMERCIAL — 0.6%

Barclays Bank PLC Notes 5.93% due 12/31/49*	2,850,000	2,861,799
Swedbank Sub. Notes 7.50% due 11/01/49*(9)	500,000	500,000

		3,361,799

BANKS-SPECIAL PURPOSE — 0.2%

Corporacion Andina de Fomento Notes 7.38% due 01/18/11	1,185,000	1,270,170

BREWERY — 0.4%

SABMiller PLC Notes 6.50% due 07/01/16*	2,145,000	2,240,152

BROADCAST SERVICES/PROGRAM — 0.6%

Grupo Televisa SA Senior Notes 6.63% due 03/18/25	3,115,000	3,241,279

CABLE TV — 0.1%

Kabel Deutschland GmbH Company Guar. Senior Notes 10.63% due 07/01/14*	775,000	837,969

CELLULAR TELECOM — 0.4%

America Movil SA de CV Notes 5.75% due 01/15/15	1,900,000	1,885,381
Rogers Wireless, Inc. Sec. Notes 7.50% due 03/15/15	75,000	80,063
Rogers Wireless, Inc. Senior Sub. Notes 8.00% due 12/15/12	325,000	343,687

		2,309,131

COMPUTERS-MEMORY DEVICES — 0.1%

Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	200,000	197,500
Smart Modular Technologies, Inc. Notes 10.87% due 04/01/12(6)	146,000	154,395

		351,895

CRUISE LINES — 0.3%

Carnival Corp. Company Guar. Senior Notes 3.75% due 11/15/07	1,800,000	1,767,562

DIVERSIFIED MANUFACTURED OPERATIONS — 0.4%

Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	2,000,000	2,076,362

DIVERSIFIED MINERALS — 0.4%

BHP Billiton Finance USA, Ltd. Company Guar. Notes 5.00% due 12/15/10	2,410,000	2,399,047

DIVERSIFIED OPERATIONS — 0.1%

Stena AB Senior Notes 7.00% due 12/01/16	125,000	118,906
Stena AB Senior Notes 9.63% due 12/01/12	550,000	587,813

		706,719

ELECTRIC-INTEGRATED — 0.6%

Enersis SA Notes 7.40% due 12/01/16	600,000	650,605
Scottish Power PLC Notes 4.91% due 03/15/10	2,600,000	2,563,600

		3,214,205

ELECTRONIC COMPONENTS-MISC. — 0.0%

NXP BV/NXP Funding LLC Sec. Notes 7.88% due 10/15/14*	75,000	76,125

INVEST MANAGEMENT/ADVISOR SERVICES — 0.6%

Amvescap PLC Notes 4.50% due 12/15/09	3,510,000	3,426,697

METAL-ALUMINUM — 0.0%

Novelis, Inc. Senior Notes 7.25% due 02/15/15*	275,000	262,625

METAL-DIVERSIFIED — 0.3%

Inco Ltd Bonds 5.70% due 10/15/15	1,050,000	1,025,555
Noranda, Inc. Notes 6.00% due 10/15/15	750,000	754,196

		1,779,751

MULTIMEDIA — 0.1%

Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	300,000	303,000

NON-FERROUS METALS — 0.3%

Codelco, Inc. Bonds 5.63% due 09/21/35*	1,600,000	1,524,326

OFFICE AUTOMATION & EQUIPMENT — 0.0%

Danka Business Systems PLC Senior Notes 11.00% due 06/15/10	125,000	125,625

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.7%

Canadian Natural Resources, Ltd. Notes 4.90% due 12/01/14	220,000	207,933
Canadian Natural Resources, Ltd. Bonds 5.85% due 02/01/35	2,110,000	1,982,545
Husky Oil, Ltd. Senior Debentures 7.55% due 11/15/16	1,000,000	1,126,971
Husky Oil, Ltd. Bonds 8.90% due 08/15/08(9)	700,000	736,873

		4,054,322

OIL COMPANIES-INTEGRATED — 0.8%

Qatar Petroleum Notes 5.58% due 05/30/11*	2,000,000	2,014,512
Statoil ASA Notes 5.13% due 04/30/14*	2,310,000	2,270,152

		4,284,664

PAPER & RELATED PRODUCTS — 0.0%

Abitibi-Consolidated Co. of Canada Company Guar. Notes 8.38% due 04/01/15	300,000	261,375

PRECIOUS METALS — 0.8%

Barrick Gold Finance Co. Notes 4.88% due 11/15/14	4,500,000	4,265,356

SATELLITE TELECOM — 0.4%

Intelsat Bermuda, Ltd. Senior Notes 11.25% due 06/15/16	1,025,000	1,115,969
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.25% due 02/01/15*(4)	550,000	416,625
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Senior Notes 8.63% due 01/15/15	250,000	259,375
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 10.48% due 01/15/12(6)	300,000	304,125

		2,096,094

SEMICONDUCTOR EQUIPMENT — 0.0%

MagnaChip Semiconductor SA Senior Sub. Notes 8.00% due 12/15/14	325,000	193,375

SPECIAL PURPOSE ENTITY — 0.0%

Digicel, Ltd. Senior Notes 9.25% due 09/01/12*	225,000	233,438

SPECIFIED PURPOSE ACQUISITIONS — 0.1%

Nell AF SARL Guar. Bonds 8.38% due 08/15/15*	600,000	609,000

TELECOM SERVICES — 0.0%

Nordic Telephone Co. Holdings Senior Notes 8.88% due 05/01/16*	225,000	235,688

TELEPHONE-INTEGRATED — 1.6%

Telecom Italia Capital Notes 4.88% due 10/01/10	2,710,000	2,640,965
Telefonica Emisones SAU Company Guar. Bonds 7.05% due 06/20/36	1,985,000	2,137,218
Telefonos de Mexico SA Notes 4.50% due 11/19/08	4,150,000	4,072,474

		8,850,657

TELEVISION — 0.3%

British Sky Broadcasting Group Company Guar. Notes 8.20% due 07/15/09	1,500,000	1,605,500
Videotron LTEE Company Guar. Notes 6.38% due 12/15/15	75,000	71,625

		1,677,125

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $58,543,477)		58,859,633

Foreign Government Agencies — 1.4%

SOVEREIGN — 1.4%

United Mexican States Notes 6.63% due 03/03/15	2,250,000	2,414,250
United Mexican States Notes Series A 7.50% due 04/08/33	1,400,000	1,642,200
United Mexican States Notes 9.88% due 02/01/10	3,250,000	3,713,125

		7,769,575

TOTAL FOREIGN GOVERNMENT AGENCIES (cost $7,486,277)		7,769,575

Loans — 0.0%

RETAIL-BEDDING — 0.0%

Sleepmaster, LLC 11.00% due 05/15/09(1)(2)(7) (cost $58,497)	264	660

Municipal Bonds & Notes — 0.1%

U.S. MUNICIPAL BONDS & NOTES — 0.1%

McKeesport, Pennsylvania General Obligation Series B 7.30% due 03/01/20 (cost $249,546)	250,000	256,997

U.S. Government Agencies — 0.1%

FEDERAL NATIONAL MTG. ASSOC. — 0.1%
6.50% due 03/01/29	157,997	162,187
6.50% due 06/01/29	106,499	109,323
6.50% due 08/01/29	125,358	128,771
6.50% due 11/01/31	24,765	25,385

6.50% due 05/01/32		54,989	56,332

			481,998

SOVEREIGN AGENCY — 0.1%

Resolution Funding Corp. Interest Strip Bonds zero coupon due 01/15/21		640,000	316,959

TOTAL U.S. GOVERNMENT AGENCIES (cost $701,549)			798,957

U.S. Government Treasuries — 7.1%

UNITED STATES TREASURY BONDS — 0.6%
6.25% due 08/15/23(13)		2,650,000	3,083,937

UNITED STATES TREASURY NOTES — 6.5%
3.88% due 02/15/13		26,000,000	25,011,792
4.88% due 08/15/16		12,000,000	12,249,372

			37,261,164

TOTAL U.S. GOVERNMENT TREASURIES (cost $39,713,446)			40,345,101

Preferred Stock — 0.9%

FINANCE-INVESTMENT BANKER/BROKER — 0.6%

Citigroup, Inc., Series F 5.13%		42,000	2,148,300
Lehman Brothers Holdings, Inc., Class D 7.88%		30,000	1,585,500

			3,733,800

REAL ESTATE INVESTMENT TRUSTS — 0.2%

ProLogis Trust, Series C 5.50%		20,000	1,100,000

RETAIL-DRUG STORE — 0.1%

GNC Corp., Series A 12.00%		300	330,000

TOTAL PREFERRED STOCK (cost $4,582,112)			5,163,800

Common Stock — 0.3%

BANKS-COOPERATIVE — 0.0%

General Chemical Industrial Product, Inc.(2)(7)		72	77,372

CONTAINERS-METAL/GLASS — 0.0%

Russell-Stanley Holdings, Inc.†(2)(7)(11)		1,500	0

ELECTRONIC CONNECTORS — 0.3%

Thomas & Betts Corp.		1,205,000	1,272,967

TELECOM SERVICES — 0.0%

NTL, Inc.		3,102	83,847

TOTAL COMMON STOCK (cost $1,630,932)			1,434,186

Warrants — 0.0%†

CHEMICALS-SPECIALTY — 0.0%

General Chemical Industries Expires 03/31/11 (Strike Price $376.02)(2)(7)		31	21,656
General Chemical Industries Expires 04/30/11 (Strike Price $195.43)(2)(7)		42	36,926

			58,582

CONTAINERS-PAPER/PLASTIC — 0.0%

Pliant Corp. Expires 06/01/10 (Strike Price $.01)*(2)(7)		100	0

DIVERSIFIED FINANCIAL SERVICES — 0.0%

Advanstar Holdings Corp. Expires 10/15/11 (Strike Price $.01)*(2)(7)		75	1

LEISURE GAMES — 0.0%

AMF Bowling Worldwide, Inc.(2)		576	0

METAL PROCESSORS & FABRICATION — 0.0%

ACP Holding Co. Expires 09/30/13 (Strike Price $.01)*(7)		40,587	54,792

RADIO — 0.0%

XM Satellite Radio Holdings, Inc., Class A Expires 03/15/10 (Strike Price $45.24)		125	413

SPECIFIED PURPOSE ACQUISITIONS — 0.0%

MDP Acquisitions PLC Expires 10/01/13 (Strike Price $.001)*(2)(7)		100	1,500

TOTAL WARRANTS (cost $31,513)			115,288

Equity Certificates — 0.0%

HOME FURNISHINGS — 0.0%

CVC Claims Litigation Trust(2)(7)(11) (cost $50,370)		5	0

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $554,826,015)			558,568,848

Short-Term Investment Securities — 0.9%

TIME DEPOSIT — 0.9%

Euro Time Deposit with State Street Bank & Trust Co. 4.05% due 11/01/06 (cost $5,115,000)		5,115,000	5,115,000

TOTAL INVESTMENTS (cost $559,941,015) @	98.9%		563,683,848
Other assets less liabilities	1.1		6,329,632

NET ASSETS	100.0%		$570,013,480

†	Non-income producing security

@	See Note 4 for cost of investment on a tax basis

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At October 31, 2006 the aggregate value of these securities was $70,947,190 representing 12.4% net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Bond in default

(2)	Fair valued security, see Note 1

(3)	PIK( “Payment-in-Kind’) security. Payments made with additional securities in lieu of cash

(4)	“Step Up” security where the rate increases (‘steps up”) at a predetermined rate. Rate shown reflects the increased rate.

(5)	Variable rate security—— the rate reflected is as of October 31, 2006; maturity date reflects stated maturity date.

(6)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of October 31, 2006.

(7)	Illiquid security

(8)	Collateralized Mortgaged Obligation

(9)	Variable rate security —the rate reflected is as of October 31, 2006; maturity date reflects next reset date.

(10)	Company has filed Chapter 11 bankruptcy.

(11)	To the extent permitted by the Statement of Additional Information, the Corporate Bond Portfolio may invest in restricted securities. These restricted securities are valued pursuant to Note 1. Restricted Securities held by a portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exists. As of October 31, 2006, the Corporate Bond Portfolio held the following restricted securities:

	Acquisition	Principal/	Acquisition	Market	Market	% of
Name	Date	Shares	Cost	Price	Value	Net Assets
CVC Claims Litigation Trust Membership Interest Certificates	05/19/06	$5	$9,558	$0.0	$0	0.0%
Russell Stanley Holdings, Inc., 9.00% due 11/30/08	02/05/99	13,694	78,233	27.82	3,810	0.0
Russell Stanley Holdings, Inc., Common Stock	02/05/99	1,500	0	0.0	0	0.0

					$3,810	0.0%

(12)	Bond in default of principal and interest.
(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

Open Futures Contracts

					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation
Contracts	Description	Date	Trade Date	October 31, 2006	(Depreciation)

300 Long	U.S. Treasury 10 Year Note	December 2006	$32,150,650	$32,465,625	($314,975)
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GLOBAL BOND PORTFOLIO
Goldman Sachs Asset Management International
Portfolio of Investments — October 31, 2006
(unaudited)

		Principal	Value
Bonds & Notes 93.6%		Amount**	(Note 1)

AUSTRALIA — 0.2%
Commonwealth of Australia Series 217 6.00% due 02/15/17	AUD	$450,000	$357,418

AUSTRIA — 4.3%
OeBB — Infrastruktur Bau Guar. Notes 4.75% due 10/28/13		290,000	284,651
Republic of Austria Treasury Notes 5.50% due 01/15/10	EUR	4,500,000	6,051,823
SCHIG Series EMTN 4.63% due 11/21/13		260,000	254,601
			6,591,075

BELGIUM — 2.0%
Kingdom of Belgium Senior Bonds Series 32, 3.75% due 03/28/09	EUR	1,700,000	2,173,381
Kingdom of Belgium Bonds 5.50% due 03/28/28	EUR	600,000	944,367
			3,117,748

CANADA — 2.1%
Government of Canada Bonds 4.50% due 06/01/15	CAD	900,000	830,080
Government of Canada Bonds Series WL43 5.75% due 06/01/29	CAD	1,000,000	1,102,320
Government of Canada Bonds 8.38% due 06/01/08	CAD	1,300,000	1,192,430
			3,124,830

DENMARK — 0.6%
Kingdom of Denmark Bonds 6.00% due 11/15/11	DKK	5,000,000	945,459

FRANCE — 9.9%
Government of France Notes 3.50% due 01/12/09	EUR	1,600,000	2,035,259
Government of France Bonds 4.00% due 10/25/09	EUR	1,100,000	1,417,506
Government of France Bonds 5.25% due 04/25/08	EUR	950,000	1,238,674
Government of France Bonds 5.50% due 10/25/07	EUR	3,950,000	5,126,130
Government of France Bonds 5.50% due 04/25/10	EUR	1,450,000	1,958,934
Government of France Bonds 5.75% due 10/25/32	EUR	2,050,000	3,402,804
			15,179,307

GERMANY — 3.5%
Federal Republic of Germany Bonds 3.25% due 07/04/15	EUR	1,300,000	1,603,209
Federal Republic of Germany Series 05 4.00% due 01/04/37	EUR	50,000	65,622
Federal Republic of Germany Bonds 6.25% due 01/04/24	EUR	300,000	497,489
Federal Republic of Germany Bonds Series 97 6.50% due 07/04/27	EUR	1,850,000	3,233,837
			5,400,157

ITALY — 4.9%
Banca Pop Bergamo Capital Trust Bank Guar. Notes 8.36% due 02/15/11(3)	EUR	450,000	656,476
Republic of Italy Bonds 3.00% due 01/15/10	EUR	2,000,000	2,498,663
Republic of Italy Senior Notes 5.25% due 08/01/17	EUR	750,000	1,064,300
Republic of Italy Bonds 5.50% due 11/01/10	EUR	800,000	1,087,132
Republic of Italy Bonds 6.00% due 05/01/31	EUR	1,300,000	2,121,241
			7,427,812

JAPAN — 23.8%
Government of Japan Bonds Series 37, 0.80% due 06/20/09	JPY	1,520,000,000	12,986,314
Government of Japan Bonds 1.00% due 06/20/13	JPY	210,000,000	1,751,831
Government of Japan Bonds 1.30% due 06/20/11	JPY	975,000,000	8,401,115
Government of Japan Bonds 1.40% due 12/20/15	JPY	945,000,000	7,905,227
Government of Japan Bonds Series 67, 1.90% due 03/20/24	JPY	450,000,000	3,741,254
Government of Japan Bonds 2.50% due 09/20/34	JPY	130,000,000	1,130,015
Resona Bank, Ltd Sub. Notes Series EMTN 3.75% due 04/15/15	EUR	420,000	526,226
			36,441,982

LUXEMBOURG — 0.6%
Tyco International Group SA Company Guar. Notes Series EMTN 5.50% due 11/19/08	EUR	370,000	483,375
Tyco International Group SA Company Guar. Notes 6.13% due 04/04/07	EUR	350,000	449,832
			933,207

NETHERLANDS — 5.2%
Deutsche Telekom International Finance BV Company Guar. Notes 8.25% due 06/15/30		90,000	111,797
Imperial Tobacco Overseas BV Company Guar. Notes 7.13% due 04/01/09		570,000	590,721
Kingdom of Netherlands Bonds 3.75% due 07/15/14	EUR	5,700,000	7,291,132
			7,993,650

SPAIN — 4.9%
Kingdom of Spain Bonds 4.20% due 07/30/13	EUR	800,000	1,049,721
Kingdom of Spain Bonds 4.40% due 01/31/15	EUR	4,800,000	6,405,105
			7,454,826

SWEDEN — 0.7%
Kingdom of Sweden Bonds 5.00% due 01/28/09	SEK	4,700,000	671,577
Kingdom of Sweden Debentures Series 1041 6.75% due 05/05/14	SEK	2,300,000	382,145
			1,053,722

UNITED KINGDOM — 6.4%
Fortis Capital Co. 6.25% due 06/29/09(3)		320,000	416,584
National Westminster Bank PLC Sub. Notes 7.75% due 10/16/07(3)		330,000	336,337
Royal Bank of Scotland PLC Sub. Notes 5.25% due 07/22/08	EUR	900,000	599,812
SL Finance PLC Company Guar. Bonds 6.38% due 07/12/22(4)	EUR	80,000	112,051
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/36	GBP	200,000	398,220
United Kingdom Gilt Treasury Bonds 5.00% due 09/07/14	GBP	250,000	489,477
United Kingdom Treasury Bonds 4.25% due 06/07/32	GBP	2,250,000	4,416,881
United Kingdom Treasury Bonds 4.75% due 06/07/10	GBP	470,000	893,638
United Kingdom Treasury Bonds 7.25% due 12/07/07	GBP	570,000	1,112,202
United Kingdom Treasury Bonds 8.75% due 08/25/17	GBP	400,000	1,039,902
			9,815,104

UNITED STATES — 24.5%
American Home Mtg. Investment Trust Com. Mtg. Series 2004-3, Class 1A 5.59% due 10/25/34(1)(2)		110,162	110,400
Arch Capital Group, Ltd. Debentures 7.35% due 05/01/34		190,000	211,354
Citicorp Sub. Notes Series E 5.50% due 06/30/10	EUR	570,000	387,063
CNA Financial Corp. Senior Notes 6.60% due 12/15/08		330,000	337,946
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/22		110,000	143,643
Comcast Cable Communications, Inc. Notes 8.38% due 05/01/07		500,000	507,385
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1 5.60% due 02/25/36(1)(2)		2,004,016	2,004,725
Countrywide Alternative Loan Trust 2005-82 Series 2005-82, Class A1 5.69% due 02/25/36(1)(2)		1,946,881	1,949,705
Countrywide Home Equity Loan Trust Series 2004-Q, Class 2A 5.62% due 12/15/33(2)		364,322	365,305
Cox Communications, Inc. Notes 4.63% due 01/15/10*		560,000	547,225

Credit Suisse First Boston Sub. Notes 7.90% due 05/01/07*(3)	550,000	556,730
Federal Home Loan Mtg. Corp. 5.00% due 02/08/08	12,700,000	12,684,785
First Horizon ABS Trust Series 2004-HE3, Class A 5.74% due 10/25/34(2)	368,262	369,392
Fremont Home Loan Trust Series 2004-4, Class 2A2 5.53% due 11/25/34(2)	212,356	212,578
Instituto Credito Oficial Senior Notes 4.63% due 10/26/10	700,000	693,913
PHH Corp. Senior Notes 6.00% due 03/01/08	513,000	514,133
Sequoia Mtg. Trust Series 2004-10, Class A3A 5.61% due 11/20/34(1)(2)	432,616	433,163
United States Treasury Bonds 7.50% due 11/15/24	1,300,000	1,717,726
United States Treasury Bonds 8.00% due 11/15/21	5,650,000	7,572,763
United States Treasury Inflation Indexed Notes 2.50% due 07/15/16	646,132	655,419
United States Treasury Inflation Indexed Notes 3.38% due 01/15/12	436,331	456,137
United States Treasury Notes 1.88% due 07/15/15	4,318,625	4,158,197
United States Treasury Notes 4.13% due 05/15/15	380,000	367,427
Verizon Global Funding Corp. Senior Notes 6.13% due 06/15/07	520,000	522,385
		37,479,499

TOTAL BONDS & NOTES (cost $140,214,676)		143,315,796

Preferred Stock — 0.3%

UNITED STATES — 0.3%

BCI US Funding Trust II 4.69%		340,000	442,838

TOTAL PREFERRED STOCK (cost $447,484)			442,838

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $140,662,160)			143,758,634

Short-Term Investment Securities — 4.2%

TIME DEPOSIT — 4.2%

Euro Time Deposit with State Street Bank & Trust Co 4.05% due 11/01/06 (cost $6,459,000)		6,459,000	6,459,000

TOTAL INVESTMENTS (cost $147,121,160)@	98.1%		150,217,634
Other assets less liabilities	1.9		2,986,695

NET ASSETS —	100.0%		$153,204,329

@	See Note 4 for cost of investment on a tax basis
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At October 31, 2006, the aggregate value of these securities was $1,103,955 representing 0.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	In United States dollars unless otherwise indicated.
(1)	Collateralized Mortgaged Obligation
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of October 31, 2006
(3)	Perpetual maturity — maturity date reflects the next call date.
(4)	Variable Rate Security — the rate reflected is as of October 31, 2006, maturity date reflects the stated maturity date.

Open Futures Contracts
				Value as of	Unrealized
Number of		Expiration	Value at	October 31,	Appreciation
Contracts	Description	Date	Trade Date	2006	(Depreciation)

30 Long	Chicago Mercantile Exchange	March 2007	$6,773,728	$6,767,301	$(6,427)
90 Short	Euro-BOBL	December 2006	12,588,229	12,602,552	(14,323)
7 Long	LIF Long Gilt	December 2006	1,466,184	1,468,716	2,532
31 Short	Montreal Exchange	March 2007	6,624,998	6,624,972	26
8 Long	Ruix Index	December 2006	1,195,684	1,203,036	7,352
1 Long	Tokyo Stock Exchange	December 2006	1,144,731	1,147,881	3,150
14 Short	U.S. Treasury Long Bond	December 2006	1,540,297	1,577,188	(36,891)
67 Short	U.S. Treasury 2 Year Note	December 2006	13,710,332	13,695,219	15,113
252 Short	U.S. Treasury 5 Year Note	December 2006	26,426,667	26,601,750	(175,083)
1 Long	U.S. Treasury 10 Year Note	December 2006	108,516	108,219	(297)

					$(204,848)

Open Forward Foreign Currency Contracts
Contract to			In Exchange	Delivery	Gross Unrealized
Deliver			For	Date	Appreciation

* CAD	3,365,609	USD	3,031,470	12/20/2006	$29,892
USD	1,044,539	GBP	552,002	11/16/2006	8,584
USD	313,935	DKK	1,829,140	12/22/2006	80
* USD	2,821,000	NZD	4,308,370	12/20/2006	56,228
* USD	5,643,000	EUR	4,455,044	12/20/2006	57,930
* USD	12,083,230	GBP	6,409,586	12/20/2006	148,215
* USD	7,896,946	AUD	10,364,863	12/20/2006	118,983
* USD	2,672,588	NOK	17,614,906	12/20/2006	29,341
* USD	3,862,274	SEK	27,999,069	12/20/2006	27,832
* USD	1,421,000	JPY	165,991,273	12/20/2006	8,421
USD	7,895,601	JPY	923,153,655	11/30/2006	32,364

					$517,870

Contract to			In Exchange	Delivery	Gross Unrealized
Deliver			For	Date	Depreciation

* AUD	5,679,498	USD	4,238,450	12/20/2006	$(153,935)
* CAD	119,988	USD	106,319	01/12/2007	(765)
CHF	7,259,977	USD	5,856,847	12/20/2006	(8,424)
* EUR	7,545,986	USD	9,577,484	12/20/2006	(78,792)
* GBP	2,256,020	USD	4,220,000	12/20/2006	(85,173)
* JPY	1,142,708,638	USD	9,837,877	12/20/2006	(2,470)
* NOK	18,523,233	USD	2,831,000	12/20/2006	(10,256)
* NZD	9,057,912	USD	5,813,989	12/20/2006	(235,093)
* SEK	20,481,751	USD	2,816,000	12/20/2006	(29,672)
* USD	1,428,000	CAD	1,588,857	12/20/2006	(10,997)
* USD	279,072	SEK	2,007,923	12/21/2006	(80)

					(615,657)

Net Unrealized Appreciation (Depreciation)					$(97,787)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD — Australian Dollar	EUR — Euro Dollar	NZD — New Zealand Dollar
CAD — Canada Dollar	GBP — British Pound	SEK — Swedish Krona
CHF — Swiss Franc	JPY — Japanese Yen	USD — United States Dollar
DKK — Danish Krone	NOK — Norwegian Krone

				Gross
			Termination	Unrealized
Interest Rate Swaps		Notional Amount	Date	Appreciation

Agreement with Deutsche Bank AG dated August 11, 2006 to receive semi-annually 3.66% and pay annually the 6 Month Euribor Rate	EUR	16,340,000	11/24/08	$8,827

Agreement with Credit Suisse First Boston dated August 14, 2006 to receive semi-annually 3.69% and pay annually the 6 Month Euribor Rate	EUR	12,960,000	11/24/08	21,475

Agreement with Merrill Lynch dated July 15, 2005 to receive quarterly 2.67% and pay semi-annually the 3 Month Canadian Bankers Acceptance Rate	CAD	4,300,000	07/15/10	73,679

Agreement with Merrill Lynch dated July 15, 2006 to receive quarterly 2.67% and pay semi-annually the 3 Month Canadian Bankers Acceptance Rate	CAD	4,400,000	07/15/10	74,727

Agreement with Merrill Lynch dated April 10, 2006 to receive semi-annually 4.40% and pay quarterly the 3 Month Canadian Bankers Acceptance Rate	CAD	3,750,000	03/08/11	23,367

Agreement with Deutsche Bank AG dated April 12, 2006 to receive semi-annually 4.59% and pay quarterly the 3 Month Canadian Bankers Acceptance Rate	CAD	3,700,000	04/12/11	48,529

Agreement with Deutsche Bank AG dated July 25, 2006 to receive quarterly 4.34% and pay semi-annually the 3 Month Canadian Bankers Acceptance Rate	CAD	280,000	07/25/11	4,102

Agreement with UBS AG dated July 25, 2006 to receive quarterly 4.34% and pay semi-annually the 3 Month Canadian Bankers Acceptance Rate	CAD	450,000	07/25/11	7,435

Agreement with Deutsche Bank AG dated July 25, 2006 to receive semi-annually 7.00% and pay quarterly the 3 Month New Zealand Bank Bill Rate	NZD	600,000	07/27/11	5,854

Agreement with UBS AG dated July 26, 2006 to receive semi-annually 7.02% and pay quarterly the 3 Month New Zealand Bank Bill Rate	NZD	1,000,000	07/28/11	10,625

Agreement with Deutsche Bank AG dated July 28, 2006 to receive quarterly 4.34% and pay semi-annually the 3 Month Canadian Bankers Acceptance Rate	CAD	220,000	07/28/11	7,928

Agreement with Deutsche Bank AG dated August 01, 2006 to receive quarterly 4.35% and pay semi-annually the 3 Month Canadian Bankers Acceptance Rate	CAD	420,000	08/01/11	5,552

Agreement with Deutsche Bank AG dated August 04, 2006 to receive quarterly 4.34% and pay semi-annually the 3 Month Canadian Bankers Acceptance Rate	CAD	280,000	08/04/11	3,687

Agreement with Deutsche Bank AG dated August 08, 2006 to receive quarterly 4.34% and pay semi-annually the 3 Month Canadian Bankers Acceptance Rate	CAD	280,000	08/08/11	3,561

Agreement with Deutsche Bank AG dated August 09, 2006 to receive quarterly 4.34% and pay semi-annually the 3 Month Canadian Bankers Acceptance Rate	CAD	1,220,000	08/09/11	15,342

Agreement with UBS AG dated August 09, 2006 to receive quarterly 4.34% and pay semi-annually the 3 Month Canadian Bankers Acceptance Rate	CAD	650,000	08/10/11	7,960

Agreement with Deutsche Bank AG dated August 10, 2006 to receive quarterly 4.34% and pay semi-annually the 3 Month Canadian Bankers Acceptance Rate	CAD	280,000	08/10/11	6,849

Agreement with Deutsche Bank dated August 08, 2006 to receive semi-annually 6.89% and pay quarterly the 3 Month New Zealand Bank Bill Rate	NZD	600,000	08/10/11	796

Agreement with Citibank NA dated July 24, 2006 to receive semi-annually 5.60% and pay quarterly the 3 Month British Bankers Association Libor Rate	USD	2,700,000	09/21/11	59,529

Agreement with Citibank NA dated July 14, 2006 to receive annually 4.03% and pay semi-annually the 6 Month Euribor Rate	EUR	1,450,000	09/21/11	13,708

Agreement with Deutsche Bank AG dated July 19, 2006 to receive semi-annually 0.59% and pay semi-annually the 6 Month British Bankers Association Libor Rate	JPY	95,000,000	09/21/11	9,734

Agreement with Citibank NA dated July 14, 2006 to receive semi-annually 0.60% and pay semi-annually the 6 Month British Bankers Association Libor Rate	JPY	390,000,000	09/21/11	43,725

Agreement with Deutsche Bank AG dated September 25, 2006 to receive quarterly 7.57% and pay semi-annually the 3 Month New Zealand Bank Bill Rate	NZD	1,360,000	09/27/11	6,732

Agreement with Deutsche Bank AG dated September 25, 2006 to receive semi-annually 4.16% and pay quarterly the 3 Month Canadian Bankers Acceptance Rate	CAD	650,000	09/27/11	1,945

Agreement with National Australia Bank dated September 27, 2006 to receive semi-annually 4.16% and pay quarterly the 3 Month Canadian Bankers Acceptance Rate	CAD	850,000	09/27/11	2,294

Agreement with Deutsche Bank AG dated September 27, 2006 to receive semi-annually 4.17% and pay quarterly the 3 Month Canadian Bankers Acceptance Rate	CAD	230,000	09/27/11	598

Agreement with Deutsche Bank AG dated September 28, 2006 to receive semi-annually 4.17% and pay quarterly the 3 Month Canadian Bankers Acceptance Rate	CAD	60,000	09/28/11	130

Agreement with Deutsche Bank AG dated September 27, 2006 to receive quarterly 7.67% and pay semi-annually the 3 Month New Zealand Bank Bill Rate	NZD	470,000	09/29/11	1,992

Agreement with National Australia Bank dated September 27, 2006 to receive quarterly 7.67% and pay semi-annually the 3 Month New Zealand Bank Bill Rate	NZD	1,790,000	09/29/11	7,586

Agreement with Deutsche Bank AG dated August 9, 2006 to receive quarterly 7.70% and pay semi-annually the 3 Month New Zealand Bank Bill Rate	NZD	130,000	10/03/11	386

Agreement with National Australia Bank dated October 03, 2006 to receive semi-annually 4.17% and pay quarterly the 3 Month Canadian Bankers Acceptance Rate	CAD	1,380,000	10/03/11	4,799

Agreement with National Australia Bank dated October 3, 2006 to receive quarterly 7.64% and pay semi-annually the 3 Month New Zealand Bank Bill Rate	NZD	2,020,000	10/05/11	4,574

Agreement with UBS AG dated October 5, 2006 to receive semi-annually 4.19% and pay quarterly the 3 Month Canadian Bankers Acceptance Rate	CAD	720,000	10/05/11	1,250

Agreement with Deutsche Bank AG dated October 6, 2006 to receive semi-annually 4.18% and pay quarterly the 3 Month Canadian Bankers Acceptance Rate	CAD	650,000	10/06/11	1,326

Agreement with Deutsche Bank AG dated October 10, 2006 to receive quarterly 7.65% and pay semi-annually the 3 Month New Zealand Bank Bill Rate	NZD	960,000	10/10/11	313

Agreement with UBS AG dated August 31, 2006 to receive semi-annually 5.60% and pay quarterly the 3 Month British Bankers Association Libor Rate	USD	8,500,000	12/20/11	60,111

Agreement with Credit Suisse First Boston dated September 5, 2006 to receive semi-annually 5.60% and pay quarterly the 3 Month British Bankers Association Libor Rate	USD	17,550,000	12/20/11	114,684

Agreement with Credit Suisse First Boston dated September 27, 2006 to receive semi-annually 5.10% and pay semi-annually the 3 Month British Bankers Association Libor Rate	GBP	1,440,000	12/20/11	412

Agreement with Deutsche Bank dated August 16, 2006 to receive semi-annually 6.40% and pay semi-annually the 6 Month Australian Bank Bill Short Term Rate	AUD	780,000	12/20/11	1,074

Agreement with Deutsche Bank AG dated August 16, 2006 to receive semi-annually 1.85% and pay semi-annually the 6 Month British Bankers Association Libor Rate	JPY	56,000,000	12/20/13	5,836

Agreement with Deutsche Bank AG dated August 22, 2006 to receive semi-annually 1.85% and pay semi-annually the 6 Month British Bankers Association Libor Rate	JPY	56,000,000	12/20/13	7,201

Agreement with Deutsche Bank AG dated August 24, 2006 to receive semi-annually 1.85% and pay semi-annually the 6 Month British Bankers Association Libor Rate	JPY	57,000,000	12/20/13	15,043

Agreement with Deutsche Bank AG dated August 25, 2006 to receive semi-annually 1.85% and pay semi-annually the 6 Month British Bankers Association Libor Rate	JPY	85,000,000	12/20/13	13,797

Agreement with Deutsche Bank AG dated August 22, 2006 to receive semi-annually 1.85% and pay semi-annually the 6 Month British Bankers Association Libor Rate	JPY	58,000,000	12/20/13	7,324

Agreement with Citibank NA dated September 26, 2006 to receive semi-annually 1.85% and pay semi-annually the 6 Month British Bankers Association Libor Rate	JPY	1,397,000,000	12/20/13	411,976

Agreement with UBS AG dated October 26, 2006 to receive semi-annually 1.85% and pay semi-annually the 6 Month British Bankers Association Libor Rate	JPY	1,448,000,000	12/20/13	64,017

Agreement with Citibank NA dated June 26, 2006 to receive semi-annually 0.43% and pay semi-annually the 6 Month British Bankers Association Libor Rate	JPY	135,000,000	06/28/16	25,067

Agreement with Citibank NA dated June 27, 2006 to receive semi-annually 0.43% and pay semi-annually the 6 Month British Bankers Association Libor Rate	JPY	135,000,000	06/29/16	26,992

Agreement with UBS AG dated October 17, 2006 to receive semi-annually 4.30% and pay semi-annually the 6 Month Euribor Rate	EUR	670,000	12/20/16	38,579

Agreement with Citibank NA dated October 13, 2006 to receive annually 4.30% and pay semi-annually the 6 Month Euribor Rate	EUR	670,000	12/20/16	39,144

Agreement with Deutsche Bank AG dated August 11, 2006 to receive semi-annually 3.66% and pay annually the 6 Month Euribor Rate	EUR	5,620,000	11/22/21	268,692

Agreement with Credit Suisse First Boston dated August 14, 2006 to receive semi-annually 3.69% and pay annually the 6 Month Euribor Rate	EUR	4,470,000	11/22/21	235,146

Agreement with Merrill Lynch dated April 10, 2006 to receive annually 4.44% and pay semi-annually the 6 Month Euribor Rate	EUR	650,000	04/14/36	52,582

Agreement with Merrill Lynch dated April 10, 2006 to receive annually 4.45% and pay semi-annually the 6 Month Euribor Rate	EUR	650,000	04/14/36	53,712

Agreement with Credit Suisse First Boston dated May 5, 2006 to receive semi-annually 4.78% and pay semi-annually the 6 Month British Bankers Association Libor Rate	GBP	374,400	05/05/36	51,548

Agreement with Credit Suisse First Boston dated May 8, 2006 to receive semi-annually 4.79% and pay semi-annually the 6 Month British Bankers Association Libor Rate	GBP	200,000	05/08/36	8,973

Agreement with Credit Suisse First Boston dated May 9, 2006 to receive semi-annually 4.80% and pay semi-annually the 6 Month British Bankers Association Libor Rate	GBP	400,000	05/09/36	19,631

Agreement with Barclay’s Bank dated June 23, 2006 to receive semi-annually 5.84% and pay quarterly the 3 Month British Bankers Association Libor Rate	USD	550,000	06/27/36	50,950

Agreement with Credit Suisse First Boston dated August 30, 2006 to receive annually 4.55% and pay semi-annually the 6 Month Euribor Rate	EUR	540,000	12/22/36	81,170

Agreement with Barclay’s Bank dated August 30, 2006 to receive annually 4.55% and pay semi-annually the 6 Month Euribor Rate	EUR	410,000	12/22/36	61,138

Agreement with The Royal Bank of Scotland dated September 1, 2006 to receive semi-annually 5.75% and pay quarterly the 3 Month British Bankers Association Libor Rate	USD	670,000	12/22/36	164,326

				$2,370,041

				Gross
				Unrealized
				Depreciation

Agreement with Merrill Lynch dated July 15, 2006 to receive semi-annually 4.40% and pay quarterly the 6 Month British Bankers Association Libor Rate	USD	2,800,000	07/19/10	$(115,927)

Agreement with Merrill Lynch dated March 8, 2006 to receive quarterly 4.88% and pay semi-annually the 3 Month British Bankers Association Libor Rate	USD	2,600,000	03/10/11	(21,211)

Agreement with Credit Suisse First Boston dated April 12, 2006 to receive quarterly 5.07% and pay semi-annually the 3 Month British Bankers Association Libor Rate	USD	2,200,000	04/18/11	(29,654)

Agreement with Deutsche Bank AG dated July 28, 2006 to receive semi-annually 4.02% and pay quarterly the 3 Month New Zealand Bank Bill Rate	NZD	600,000	08/01/11	(4,433)

Agreement with Deutsche Bank AG dated August 1, 2006 to receive semi-annually 6.89% rate and pay quarterly the 3 Month New Zealand Bank Bill Rate	NZD	900,000	08/03/11	(5,472)

Agreement with Deutsche Bank AG dated August 4, 2006 to receive semi-annually 6.91% and pay quarterly the 3 Month New Zealand Bank Bill Rate	NZD	600,000	08/08/11	(3,126)

Agreement with Deutsche Bank AG dated August 9, 2006 to receive semi-annually 6.90% and pay quarterly the 3 Month New Zealand Bank Bill Rate	NZD	560,000	08/11/11	(3,080)

Agreement with UBS AG dated August 10, 2006 to receive semi-annually 6.92% and pay quarterly the 3 Month New Zealand Bank Bill Rate	NZD	1,400,000	08/11/11	(3,480)

Agreement with UBS AG dated August 10, 2006 to receive semi-annually 6.92% and pay quarterly the 3 Month New Zealand Bank Bill Rate	NZD	1,400,000	08/11/11	(7,087)

Agreement with Deutsche Bank dated August 22, 2006 to receive semi-annually 6.94% and pay quarterly the 3 Month New Zealand Bank Bill Rate	NZD	600,000	08/15/11	(2,576)

Agreement with Deutsche Bank dated August 10, 2006 to receive semi-annually 6.96% and pay quarterly the 3 Month New Zealand Bank Bill Rate	NZD	600,000	08/15/11	(2,366)

Agreement with Deutsche Bank AG dated July 19, 2006 to receive annually 4.07% and pay semi-annually the 6 Month Euribor Rate	EUR	350,000	09/21/11	(4,159)

Agreement with Deutsche Bank AG dated July 14, 2006 to receive semi-annually 0.61% and pay semi-annually the 6 Month British Bankers Association Libor Rate	JPY	100,000,000	09/21/11	(11,415)

Agreement with Deutsche Bank AG dated July 14, 2006 to receive annually 4.02% and pay semi-annually the 6 Month Euribor Rate	EUR	400,000	09/21/11	(3,592)

Agreement with Deutsche Bank AG dated August 11, 2006 to receive annually 4.04 % and pay semi-annually the 6 Month Euribor Rate	EUR	18,130,000	11/22/11	(174,717)

Agreement with Credit Suisse First Boston dated August 14, 2006 to receive annually 4.07% and pay semi-annually the 6 Month Euribor Rate	EUR	14,390,000	11/22/11	(168,723)

Agreement with Deutsche dated August 24, 2006 to receive semi-annually 6.40% and pay semi-annually the 6 Month Australian Bank Bill Short Term Rate	AUD	790,000	12/20/11	(1,858)

Agreement with Deutsche Bank dated August 25, 2006 to receive semi-annually 6.40% and pay semi-annually the 6 Month Australian Bank Bill Short Term Rate	AUD	1,160,000	12/20/11	(2,817)

Agreement with Deutsche Bank dated August 16, 2006 to receive semi-annually 6.40% and pay semi-annually the 6 Month Australian Bank Bill Short Term Rate	AUD	780,000	12/20/11	1,074

Agreement with Deutsche Bank dated August 22, 2006 to receive semi-annually 6.40% and pay semi-annually the 6 Month Australian Bank Bill Short Term Rate	AUD	800,000	12/20/11	(670)

Agreement with Deutsche Bank dated August 22, 2006 to receive semi-annually 6.40% and pay semi-annually the 6 Month Australian Bank Bill Short Term Rate	AUD	800,000	12/20/11	(512)

Agreement with Morgan Stanley dated May 10, 2006 to receive annually 4.21% and pay semi-annually the 6 Month Euribor Rate	EUR	2,300,000	05/12/16	(60,262)

Agreement with Morgan Stanley dated May 10, 2006 to receive quarterly 2.29% and pay annually the 3 Month Stockholm Interbank Offered Rate	SEK	21,200,000	05/12/16	(81,834)

Agreement with Morgan Stanley dated May 17, 2006 to receive quarterly 2.31% and pay annually the 3 Month Stockholm Interbank Offered Rate	SEK	24,150,000	05/19/16	(102,591)

Agreement with Morgan Stanley dated May 17, 2006 to receive annually 4.25% and pay semi-annually the 6 Month Euribor Rate	EUR	2,530,000	05/19/16	(76,704)

Agreement with Morgan Stanley dated May 18, 2006 to receive quarterly 2.32% and pay annually the 3 Month Stockholm Interbank Offered Rate	SEK	4,300,000	05/23/16	(18,181)

Agreement with Morgan Stanley dated May 18, 2006 to receive annually 4.25% and pay semi-annually the 6 Month Euribor Rate	EUR	450,000	05/23/16	(13,644)

Agreement with Morgan Stanley dated May 23, 2006 to receive annually 4.14% and pay semi-annually the 6 Month Euribor Rate	EUR	1,100,000	05/25/16	(21,333)

Agreement with Morgan Stanley dated May 23, 2006 to receive quarterly 2.33% and pay annually the 3 Month Stockholm Interbank Offered Rate	SEK	10,000,000	05/26/16	(29,780)

Agreement with Citibank NA dated June 26, 2006 to receive annually 4.28% and pay semi-annually the 6 Month Euribor Rate	EUR	525,000	06/28/16	(17,752)

Agreement with Citibank NA dated June 27, 2006 to receive annually 4.30% and pay semi-annually the 6 Month Euribor Rate	EUR	525,000	06/29/16	(18,511)

Agreement with Credit Suisse First Boston dated August 15, 2006 to receive semi-annually 5.70% and pay quarterly the 3 Month British Bankers Association Libor Rate	USD	676,000	12/20/16	(40,814)

Agreement with Credit Suisse First Boston dated May 9, 2006 to receive quarterly floating rate and pay annually the 12 Month Stockholm Interbank Offered Rate	SEK	6,000,000	12/20/16	(21,771)

Agreement with Barclay’s Bank dated August 17, 2006 to receive quarterly floating rate and pay annually the 12 Month Stockholm Interbank Offered Rate	SEK	5,850,000	12/20/16	(17,412)

Agreement with Credit Suisse First Boston dated August 18, 2006 to receive quarterly floating rate and pay annually the 12 Month Stockholm Interbank Offered Rate	SEK	1,390,000	12/20/16	(4,138)

Agreement with Citibank NA dated October 13, 2006 to receive semi-annually 2.10% and pay semi-annually the 6 Month British Bankers Association Libor Rate	JPY	182,000,000	12/20/16	(44,684)

Agreement with UBS AG dated October 17, 2006 to receive semi-annually 2.10% and pay semi-annually the 6 Month British Bankers Association Libor Rate	JPY	184,000,000	12/20/16	(42,207)

Agreement with Credit Suisse First Boston dated August 11, 2006 to receive annually 4.30% and pay semi-annually the 6 Month Euribor Rate	EUR	650,000	12/20/16	(25,743)

Agreement with Barclay’s Bank dated August 17, 2006 to receive annually 4.30% and pay semi-annually the 6 Month Euribor Rate	EUR	650,000	12/20/16	(29,909)

Agreement with Morgan Stanley dated August 18, 2006 to receive annually 4.30% and pay semi-annually the 6 Month Euribor Rate	EUR	150,000	12/20/16	(4,422)

Agreement with Morgan Stanley dated August 22, 2006 to receive annually 4.30% and pay semi-annually the 6 Month Euribor Rate	EUR	700,000	12/20/16	(40,605)

Agreement with Morgan Stanley dated August 22, 2006 to receive quarterly 4.35% and pay semi-annually the 3 Month Stockholm Interbank Offered Rate	SEK	6,500,000	12/20/16	(9,939)

Agreement with Credit Suisse First Boston dated December 6, 2005 to receive semi-annually 4.63% and pay semi-annually the 3 Month British Bankers Association Libor Rate	GBP	900,000	12/06/35	(3,279)

Agreement with Credit Suisse First Boston dated December 6, 2005 to receive annually 3.90% and pay semi-annually the 3 Month Euribor Rate	EUR	1,400,000	12/10/35	(55,276)

Agreement with Merrill Lynch dated April 10, 2006 to receive semi-annually 4.66% and pay semi-annually the 6 Month British Bankers Association Libor Rate	GBP	450,000	04/10/36	(16,801)

Agreement with Merrill Lynch dated April 10, 2006 to receive semi-annually 4.66% and pay semi-annually the 6 Month British Bankers Association Libor Rate	GBP	450,000	04/10/36	(14,308)

Agreement with Credit Suisse First Boston dated May 9, 2006 to receive semi-annually 5.76% and pay quarterly the 3 Month British Bankers Association Libor Rate	USD	630,000	05/12/36	(23,427)

Agreement with Credit Suisse First Boston dated May 8, 2006 to receive semi-annually 5.75% and pay quarterly the 3 Month British Bankers Association Libor Rate	USD	320,000	05/12/36	(11,747)

Agreement with Deutsche Bank AG dated May 19, 2006 to receive semi-annually 4.51% and pay semi-annually the 6 Month British Bankers Association Libor Rate	GBP	350,000	05/19/36	(20,541)

Agreement with Deutsche Bank AG dated May 19, 2006 to receive semi-annually 3.07% and pay annually the 6 Month Euribor Rate	EUR	550,000	05/23/36	(2,112)

Agreement with Barclay’s Bank dated June 23, 2006 to receive semi-annually 4.83% and pay semi-annually the 6 Month British Bankers Association Libor Rate	GBP	350,000	06/23/36	(30,934)

Agreement with Barclay’s Bank dated August 30, 2006 to receive semi-annually 4.55% and pay semi-annually the 6 Month British Bankers Association Libor Rate	GBP	280,000	12/22/36	(26,226)

Agreement with Credit Suisse First Boston dated August 30, 2006 to receive semi-annually 4.55% and pay semi-annually the 3 Month British Bankers Association Libor Rate	GBP	570,000	12/22/36	(35,543)

Agreement with The Royal Bank of Scotland dated September 1, 2006 to receive semi-annually 4.55% and pay semi-annually the 3 Month British Bankers Association Libor Rate	GBP	440,000	12/22/36	(48,625)

Agreement with The Royal Bank of Scotland dated September 1, 2006 to receive semi-annually 4.55% and pay semi-annually the 3 Month British Bankers Association Libor Rate	GBP	440,000	12/22/36	(43,914)

				(1,620,770)

Net Unrealized Appreciation (Depreciation)				$749,271

Industry Allocation*

Foreign Government Bonds	65.9%
United States Treasury Bonds/Notes	9.5
Federal Home Loan Mtg. Corp.	8.3
Time Deposit	4.2
Collateralized Mortgage Obligation	3.0
Banks-Commercial	1.5
Banks-Money Center	0.9
Cable TV	0.8
Asset Backed Securities	0.6
Diversified Manufactured Operations	0.6
Banks-Cooperative	0.4
Tobacco	0.4
Telecom Services	0.3
Commercial Services	0.3
Finance-Investment Banker/Broker	0.3
Metal-Aluminum	0.3
Special Purpose Entities	0.2
Insurance-Multi-line	0.2
Transport-Rail	0.2
Insurance-Property/Casualty	0.1
Telephone-Integrated	0.1

98.1%

*	Calculated as a percentage of net assets.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
HIGH-YIELD BOND PORTFOLIO
AIG SunAmerica Asset Management Corp.
Portfolio of Investments — October 31, 2006
(unaudited)

Convertible Bonds & Notes — 0.4%	Shares/ Principal Amount	Value (Note 1)

TELECOM SERVICES — 0.4%
ICO North America, Inc. Senior Notes 7.50% due 08/15/09(1)(7)(8) (cost $1,125,000)	$1,125,000	$1,350,000

Corporate Bonds & Notes — 74.0%

ADVERTISING SERVICES — 0.2%
Vertis, Inc. Sec. Notes 9.75% due 04/01/09	175,000	178,719
Vertis, Inc. Company Guar. Notes 10.88% due 06/15/09	575,000	572,125

		750,844

AEROSPACE/DEFENSE-EQUIPMENT — 0.3%
DeCrane Aircraft Holdings, Inc. Company Guar. Notes 12.00% due 09/30/08	1,550,000	1,174,125

AGRICULTURAL CHEMICALS — 0.7%
Freeport-McMoRan Resource Partners LP Senior Notes 7.00% due 02/15/08	975,000	994,500
Terra Capital, Inc. Sec. Notes 11.50% due 06/01/10	785,000	851,725
Terra Capital, Inc. Company Guar. Notes 12.88% due 10/15/08	500,000	558,750

		2,404,975

AIRLINES — 2.7%
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	5,075,000	5,087,688
Continental Airlines, Inc. Pass Through Certs. Series 1991-1, Class C 6.95% due 08/02/09	670,039	663,338
Continental Airlines, Inc. Pass Through Certs. Series 1999, Class 2 7.73% due 03/15/11	943,640	828,045
Continental Airlines, Inc. Pass Through Certs. Series 2000-2 8.31% due 04/02/18	511,183	518,850
Delta Air Lines, Inc. Pass Through Certs. 7.57% due 11/18/10(2)(10)	900,000	902,250
Northwest Airlines, Inc. Pass Through Certs. 7.04% due 04/01/22(2)(10)	1,230,053	1,222,365
United AirLines, Inc. Pass Through Certs. 6.20% due 09/01/08(10)	411,997	411,997

		9,634,533

APPLICATIONS SOFTWARE — 0.5%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	1,650,000	1,773,750

AUTO-CARS/LIGHT TRUCKS — 1.5%
General Motors Corp. Senior Notes 7.13% due 07/15/13	3,800,000	3,401,000
General Motors Corp. Debentures 8.25% due 07/15/23	2,325,000	2,063,437

		5,464,437

AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT — 0.0%
Exide Corp. Notes 10.00% due 03/15/25†(7)(8)	1,975,000	0

BEVERAGES-NON-ALCOHOLIC — 0.5%
Cott Beverages, Inc. Company Guar. Notes 8.00% due 12/15/11	650,000	664,625
Le-Natures, Inc. Sub. Notes 10.00% due 06/15/13*(2)(12)	1,150,000	1,188,812

		1,853,437

BROADCAST SERVICES/PROGRAM — 1.1%
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	1,725,000	1,819,875
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. Senior Disc. Notes 11.38% due 04/01/13(3)	800,000	689,000
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	1,500,000	1,381,875

		3,890,750

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 1.5%
Associated Materials, Inc. Senior Disc. Notes 11.25% due 03/01/14(3)	950,000	558,125
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	1,625,000	1,661,562
Dayton Superior Corp. Senior Sec. Notes 10.75% due 09/15/08	950,000	983,250
Dayton Superior Corp. Company Guar. Notes 13.00% due 06/15/09	994,000	994,000
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	1,200,000	1,227,000

		5,423,937

CABLE TV — 4.4%
Adelphia Communications Corp. Senior Notes 10.25% due 06/15/11†(2)(10)	750,000	605,625

Cablevision Systems Corp. Senior Notes 8.00% due 04/15/12	620,000	602,175
CCH I Holdings LLC/CCH I Holdings Capital Corp. Bonds 11.00% due 10/01/15*	3,799,000	3,647,040
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	1,350,000	1,390,500
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13*	5,837,000	6,012,110
Charter Communications Holdings II LLC Senior Notes 10.25% due 09/15/10	1,000,000	1,032,500
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	925,000	933,094
Insight Communications Co., Inc. Senior Disc. Notes 12.25% due 02/15/11(3)	1,600,000	1,688,000

		15,911,044

CASINO HOTELS — 2.5%
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(4)(7)	2,046,934	1,944,587
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(7)(8)	3,250,000	3,250,000
Riviera Holdings Corp. Company Guar. Notes 11.00% due 06/15/10	1,000,000	1,055,000
Station Casinos, Inc. Senior Sub. Notes 6.88% due 03/01/16	2,100,000	1,926,750
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 12/15/10*	500,000	510,000
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	475,000	483,313

		9,169,650

CELLULAR TELECOM — 2.2%
American Cellular Corp. Senior Notes 10.00% due 08/01/11	1,925,000	2,021,250
Centennial Cellular Operating Co./Centennial Communications Corp. Company Guar. Notes 10.13% due 06/15/13	725,000	777,562
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	215,000	223,063
Centennial Communications Corp. Senior Notes 11.12% due 01/01/13(5)	975,000	1,014,000
Rural Cellular Corp. Secured Notes 8.25% due 03/15/12	1,025,000	1,054,469
Rural Cellular Corp. Senior Sub. Notes 9.75% due 01/15/10	1,875,000	1,898,437
Rural Cellular Corp. Senior Sub. Notes 11.24% due 11/01/12(5)	900,000	933,750

		7,922,531

CHEMICALS-DIVERSIFIED — 0.1%
Equistar Chemicals LP / Equistar Funding Corp. Senior Notes 10.63% due 05/01/11	450,000	481,500

CHEMICALS-PLASTICS — 0.2%
BCI US Finance Corp. Sec. Notes 10.87% due 07/15/10*(5)	775,000	790,500

CHEMICALS-SPECIALTY — 0.8%
Nalco Co. Senior Notes 7.75% due 11/15/11	425,000	432,438
Nalco Co. Senior Sub. Notes 8.88% due 11/15/13	625,000	657,812
Rockwood Specialties Group, Inc. Senior Sub. Notes 7.50% due 11/15/14	800,000	796,000
Rockwood Specialties Group, Inc. Senior Sub. Notes 10.63% due 05/15/11	383,000	410,768
Tronox Worldwide LLC/Tronox Finance Corp. Company Guar. Notes 9.50% due 12/01/12	625,000	645,312

		2,942,330

COAL — 0.2%
Massey Energy Co. Senior Notes 6.63% due 11/15/10	852,000	843,480

COMMERCIAL SERVICES — 0.5%
DI Finance/DynCorp International Senior Sub. Notes 9.50% due 02/15/13	1,607,000	1,671,280

COMPUTER SERVICES — 0.5%
Compucom Systems, Inc. Senior Notes 12.00% due 11/01/14*	750,000	754,688

Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	900,000	933,750

		1,688,438

COMPUTERS-INTEGRATED SYSTEMS — 0.2%
Activant Solutions, Inc. Senior Sub. Notes 9.50% due 05/01/16*	625,000	581,250

CONSULTING SERVICES — 0.1%
FTI Consulting, Inc. Company Guar. Notes 7.63% due 06/15/13	425,000	434,563

CONSUMER PRODUCTS-MISC. — 0.5%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	166,000	169,320
Jostens Holding Corp. Senior Disc. Notes 10.25% due 12/01/13(3)	1,050,000	887,250
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	800,000	820,000

		1,876,570

CONTAINERS-METAL/GLASS — 1.2%
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	450,000	415,125
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	2,065,000	1,982,400
Owens Brockway Glass Container, Inc. Company Guar. Notes 8.88% due 02/15/09	1,077,000	1,103,925
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	650,000	669,500

		4,170,950

CONTAINERS-PAPER/PLASTIC — 0.6%
Pliant Corp. Sec. Notes 11.13% due 09/01/09(10)	2,106,000	2,053,350

DIAGNOSTIC KITS — 0.4%
Inverness Medical Innovations, Inc. Senior Sub. Notes 8.75% due 02/15/12	1,575,000	1,551,375

DIRECT MARKETING — 0.3%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	1,150,000	1,144,250

DIVERSIFIED MANUFACTURED OPERATIONS — 0.3%
Covalence Specialty Materials Corp. Senior Sub. Notes 10.25% due 03/01/16*	450,000	434,250
Indalex Holding Corp. Sec. Notes 11.50% due 02/01/14*	700,000	731,500

		1,165,750

ELECTRIC-GENERATION — 0.8%
Edison Mission Energy Senior Notes 7.50% due 06/15/13*	900,000	924,750
Edison Mission Energy Senior Notes 7.75% due 06/15/16*	375,000	387,187
The AES Corp. Sec. Notes 8.75% due 05/15/13*	1,400,000	1,503,250

		2,815,187

ELECTRIC-INTEGRATED — 0.7%
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11†	1,600,000	1,620,000
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	875,000	861,875
Southern Energy, Inc. Notes 7.90% due 07/15/09†(1)(7)(8)	4,750,000	0

		2,481,875

ELECTRONIC COMPONENTS-MISC. — 0.1%
Sanmina-SCI Corp. Company Guar. Notes 6.75% due 03/01/13	350,000	329,000

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.5%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12	1,040,000	1,058,200
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	775,000	720,750

		1,778,950

ELECTRONICS-MILITARY — 0.7%
L-3 Communications Corp. Company Guar. Senior Sec. Notes 6.13% due 07/15/13	2,500,000	2,462,500

ENERGY-ALTERNATE SOURCES — 0.2%
VeraSun Energy Corp. Secured Notes 9.88% due 12/15/12	750,000	787,500

FINANCE-AUTO LOANS — 6.3%
Ford Motor Credit Co. Senior Notes 5.80% due 01/12/09	500,000	477,580

Ford Motor Credit Co. Notes 6.63% due 06/16/08	1,144,000	1,122,402
Ford Motor Credit Co. Notes 7.38% due 10/28/09	4,500,000	4,380,174
Ford Motor Credit Co. Notes 9.82% due 04/15/12(5)	525,000	547,564
General Motors Acceptance Corp. Notes 6.75% due 12/01/14	3,310,000	3,281,653
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	6,275,000	6,318,072
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	1,102,000	1,104,958
General Motors Acceptance Corp. Notes 7.25% due 03/02/11	1,575,000	1,604,717
General Motors Acceptance Corp. Notes 7.60% due 12/01/14(5)	2,475,000	2,531,556
General Motors Acceptance Corp. Notes 7.75% due 01/19/10	1,475,000	1,527,557

		22,896,233

FOOD-MEAT PRODUCTS — 0.2%
Smithfield Foods, Inc. Senior Notes 7.75% due 05/15/13	725,000	748,563

FOOD-MISC. — 0.2%
Wornick Co. Sec. Notes 10.88% due 07/15/11	875,000	875,000

FUNERAL SERVICES & RELATED ITEMS — 1.4%
Alderwoods Group, Inc. Company Guar. Notes 7.75% due 09/15/12	425,000	458,469
Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	851,000	836,108
Service Corp. International Senior Notes 6.75% due 04/01/16	375,000	361,875
Service Corp. International Senior Notes 7.00% due 06/15/17*	1,700,000	1,640,500
Service Corp. International Senior Notes 7.38% due 10/01/14*	378,000	388,395
Service Corp. International Senior Notes 7.63% due 10/01/18*	378,000	388,395
Stewart Enterprises, Inc. Senior Notes 6.25% due 02/15/13	925,000	871,812

		4,945,554

GAMBLING (NON-HOTEL) — 0.7%
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*	1,300,000	1,374,750
Waterford Gaming LLC Senior Notes 8.63% due 09/15/12*	1,185,000	1,256,100

		2,630,850

GAS-DISTRIBUTION — 0.3%
Colorado Interstate Gas Co. Senior Debentures 6.85% due 06/15/37	1,000,000	1,004,650

GOLF — 0.3%
True Temper Sports, Inc. Company Guar. Notes 8.38% due 09/15/11	1,110,000	996,225

HOTEL/MOTEL — 0.2%
Gaylord Entertainment Co. Company Guar. Senior Notes 6.75% due 11/15/14	900,000	861,750

INDEPENDENT POWER PRODUCERS — 3.6%
Calpine Corp Sec. Notes 8.75% due 07/15/13*(2)(10)	8,625,000	9,013,125
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	2,725,000	2,755,656
Reliant Energy, Inc. Sec. Notes 9.50% due 07/15/13	1,146,000	1,200,435

		12,969,216

INSURANCE-LIFE/HEALTH — 0.1%
Presidential Life Corp. Senior Notes 7.88% due 02/15/09	325,000	310,375

INSURANCE-PROPERTY/CASUALTY — 0.3%
Crum & Forster Holdings Corp. Senior Notes 10.38% due 06/15/13	950,000	985,625

MACHINERY-FARMING — 0.1%
Case New Holland, Inc. Senior Notes 6.00% due 06/01/09	350,000	347,375

MACHINERY-GENERAL INDUSTRIAL — 0.1%
Stewart & Stevenson LLC/Stewart & Stevenson Corp. Senior Notes 10.00% due 07/15/14*	300,000	303,750

MEDICAL INFORMATION SYSTEMS — 0.3%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	1,025,000	953,250

MEDICAL PRODUCTS — 1.1%
CDRV Investors, Inc. Senior Disc. Notes 9.63% due 01/01/15(3)	1,025,000	794,375
Encore Medical Finance LLC/Encore Medical Finance Corp. Senior Sub. Notes 11.75% due 11/15/14*	1,125,000	1,125,000
Encore Medical IHC, Inc. Company Guar. Notes 9.75% due 10/01/12	650,000	729,625
Universal Hospital Services, Inc. Senior Notes 10.13% due 11/01/11	1,175,000	1,242,562

		3,891,562

MEDICAL-GENERIC DRUGS — 0.5%
Mylan Laboratories, Inc. Company Guar. Notes 5.75% due 08/15/10	225,000	221,625
Mylan Laboratories, Inc. Company Guar. Notes 6.38% due 08/15/15	1,525,000	1,490,688

		1,712,313

MEDICAL-HMO — 0.2%
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	750,000	750,000

MEDICAL-HOSPITALS — 0.4%
Community Health Systems, Inc. Senior Sec. Notes 6.50% due 12/15/12	1,228,000	1,174,275
HCA, Inc. Senior Notes 6.95% due 05/01/12	286,000	252,752

		1,427,027

MEDICAL-NURSING HOMES — 0.1%
Genesis HealthCare Corp. Senior Sub. Debentures 2.50% due 03/15/25*	25,000	26,813
Genesis HealthCare Corp. Senior Notes 8.00% due 10/15/13	500,000	518,750

		545,563

METAL PROCESSORS & FABRICATION — 0.2%
Metals USA, Inc. Secured Notes 11.13% due 12/01/15	650,000	711,750

MULTIMEDIA — 0.2%
Haights Cross Operating Co. Company Guar. Senior Notes 11.75% due 08/15/11	875,000	896,875

NON-FERROUS METALS — 0.0%
Renco Metals, Inc. Local Government Guar. Bonds 11.50% due 07/01/03†(2)(7)(8)(10)(11)	600,000	0

NON-HAZARDOUS WASTE DISPOSAL — 0.5%
Allied Waste North America, Inc. Senior Notes 8.50% due 12/01/08	1,725,000	1,815,562

OFFICE AUTOMATION & EQUIPMENT — 0.5%
Xerox Corp. Senior Notes 6.75% due 02/01/17	675,000	686,813
Xerox Corp. Senior Notes 7.63% due 06/15/13	1,000,000	1,045,000

		1,731,813

OFFICE SUPPLIES & FORMS — 0.1%
Acco Brands Corp. Company Guar. Notes 7.63% due 08/15/15	225,000	219,656

OIL & GAS DRILLING — 0.1%
Pride International, Inc. Senior Notes 7.38% due 07/15/14	425,000	438,813

OIL COMPANIES-EXPLORATION & PRODUCTION — 4.2%
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	475,000	484,500
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	925,000	908,813
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	1,975,000	1,970,062
Chesapeake Energy Corp Company Guar. Notes 6.88% due 11/15/20	550,000	522,500
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	2,800,000	2,740,500
El Paso Production Holding Co. Company Guar. Senior Notes 7.75% due 06/01/13	3,300,000	3,382,500
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	625,000	570,313
Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14	375,000	348,750
Exco Resources, Inc. Company Guar. Notes 7.25% due 01/15/11	650,000	625,625

Hilcorp Energy LP Senior Notes 7.75% due 11/01/15*	1,575,000	1,527,750
Hilcorp Energy I LP Senior Notes 10.50% due 09/01/10*	869,000	932,002
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	600,000	567,000
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10	650,000	643,500

		15,223,815

OIL FIELD MACHINERY & EQUIPMENT — 0.2%
Dresser-Rand Group, Inc. Company Guar. Notes 7.38% due 11/01/14	727,000	718,821

OIL-FIELD SERVICES — 0.5%
Allis-Chalmers Energy, Inc. Senior Notes 9.00% due 01/15/14*	1,025,000	1,022,438
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11	818,229	838,374

		1,860,812

PAPER & RELATED PRODUCTS — 1.1%
Bowater, Inc. Notes 6.50% due 06/15/13	2,900,000	2,573,750
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	1,300,000	1,244,750

		3,818,500

PIPELINES — 4.2%
Atlas Pipeline Partners LP Company Guar. Notes 8.13% due 12/15/15	975,000	994,500
Copano Energy LLC Senior Notes 8.13% due 03/01/16	550,000	559,625
Dynegy-Roseton Danskammer Company Guar. Notes 7.67% due 11/08/16	1,175,000	1,195,562
El Paso Natural Gas Co. Senior Notes 7.63% due 08/01/10	300,000	309,750
El Paso Natural Gas Co. Debentures 8.63% due 01/15/22	1,650,000	1,903,207
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 8.50% due 07/15/16*	1,075,000	1,083,063
NGC Corp Capital Trust Company Guar. Bonds 8.32% due 06/01/27	2,950,000	2,721,375
Pacific Energy Partners LP Senior Notes 7.13% due 06/15/14	1,457,000	1,473,391
Pacific Energy Partners LP / Pacific Energy Finance Corp. Company Guar. Notes 6.25% due 09/15/15	393,000	386,614
Tennessee Gas Pipeline Co. Debentures 7.00% due 10/15/28	1,400,000	1,412,474
The Williams Cos., Inc. Notes 7.88% due 09/01/21	1,725,000	1,824,187
Transcontinental Gas Pipe Line Corp. Notes 7.00% due 08/15/11	475,000	489,844
Transcontinental Gas Pipe Line Corp. Senior Notes 8.88% due 07/15/12	775,000	869,938

		15,223,530

PRIVATE CORRECTIONS — 0.2%
Corrections Corp. of America Company Guar. Notes 6.25% due 03/15/13	775,000	755,625

PUBLISHING-NEWSPAPERS — 0.2%
Medianews Group, Inc. Senior Sub. Notes 6.38% due 04/01/14	60,000	52,875
Medianews Group, Inc. Senior Sub. Notes 6.88% due 10/01/13	720,000	668,700

		721,575

REAL ESTATE INVESTMENT TRUSTS — 1.3%
National Health Investors, Inc. Notes 7.30% due 07/16/07	1,275,000	1,273,320
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	625,000	625,781
Senior Housing Properties Trust Senior Notes 8.63% due 01/15/12	1,300,000	1,400,750
Trustreet Properties, Inc. Senior Notes 7.50% due 04/01/15	1,175,000	1,280,750

		4,580,601

RENTAL AUTO/EQUIPMENT — 1.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Senior Notes 7.63% due 05/15/14*	300,000	293,250

Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Senior Notes 7.91% due 05/15/14*(5)	425,000	415,438
H&E Equipment Services, Inc. Senior Notes 5.38% due 07/15/16*	1,025,000	1,058,312
Rent-Way, Inc. Sec. Notes 11.88% due 06/15/10(1)(7)(8)	625,000	731,197
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	1,200,000	1,197,000

		3,695,197

RETAIL-DRUG STORE — 0.6%
General Nutrition Centers, Inc. Senior Sub. Notes 8.50% due 12/01/10	1,475,000	1,471,312
Rite Aid Corp. Sec. Notes 8.13% due 05/01/10	575,000	580,750

		2,052,062

RETAIL-MAJOR DEPARTMENT STORES — 0.2%
Saks, Inc. Company Guar. Notes 9.88% due 10/01/11	725,000	786,625

RETAIL-PETROLEUM PRODUCTS — 0.4%
Ferrellgas LP Senior Notes 6.75% due 05/01/14	1,350,000	1,316,250

RETAIL-REGIONAL DEPARTMENT STORES — 0.2%
Neiman-Marcus Group, Inc. Company Guar. Notes 9.00% due 10/15/15	750,000	804,375

RETAIL-RESTAURANTS — 0.5%
Dave & Buster’s, Inc. Senior Notes 11.25% due 03/15/14	400,000	388,000
NPC International, Inc. Senior Sub. Notes 9.50% due 05/01/14*	1,200,000	1,215,000
The Restaurant Co. Senior Notes 10.00% due 10/01/13	175,000	164,937

		1,767,937

RUBBER-TIRES — 0.1%
Cooper-Standard Automotive, Inc. Company Guar. Senior Sec. Notes 8.38% due 12/15/14	367,000	270,663

RUBBER/PLASTIC PRODUCTS — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(2)(7)(10)	750,000	3,000

SEISMIC DATA COLLECTION — 0.5%
Seitel, Inc. Senior Notes 11.75% due 07/15/11	1,450,000	1,721,875

SPECIAL PURPOSE ENTITIES — 2.8%
AAC Group Holding Corp. Senior Disc. Notes 10.25% due 10/01/12(3)	1,050,000	897,750
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	600,000	643,500
Bluewater Finance, Ltd. Company Guar. Notes 10.25% due 02/15/12	1,225,000	1,249,500
CCM Merger, Inc. Notes 8.00% due 08/01/13*	1,100,000	1,060,125
Chukchansi Economic Development Authority Senior Notes 8.78% due 11/15/12*(5)	650,000	672,750
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	1,056,000	1,119,360
Hexion US Finance Corp/Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 07/15/14	1,160,000	1,305,000
MedCath Holdings Corp. Senior Notes 9.88% due 07/15/12	900,000	967,500
MXEnergy Holdings, Inc. Senior Notes 13.02% due 08/01/11*(5)	1,325,000	1,285,250
PCA LLC/PCA Finance Corp. Senior Notes 11.88% due 08/01/09(2)(7)	1,725,000	414,000
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	500,000	496,250

		10,110,985

SPECIFIED PURPOSE ACQUISITIONS — 0.3%
ESI Tractebel Acquisition Corp. Company Guar. Notes 7.99% due 12/30/11	990,000	1,020,791

STEEL-PRODUCER — 0.3%
Chaparral Steel Co. Company Guar. Notes 10.00% due 07/15/13	825,000	924,000

STEEL-SPECIALTY — 0.2%
Allegheny Technologies, Inc. Notes 8.38% due 12/15/11	675,000	708,750

STORAGE/WAREHOUSING — 0.3%
Mobile Mini, Inc. Senior Notes 9.50% due 07/01/13	487,000	522,308

Mobile Services Group, Inc. Senior Notes 9.75% due 08/01/14*	500,000	518,125

		1,040,433

TELECOM SERVICES — 1.6%
Cincinnati Bell Telephone Co. Company Guar. Notes 7.18% due 12/15/23	450,000	452,250
Cincinnati Bell Telephone Co. Company Guar. Notes 7.20% due 11/29/23	1,850,000	1,796,812
Qwest Corp. Senior Notes 7.50% due 10/01/14*	3,550,000	3,718,625

		5,967,687

TELEPHONE-INTEGRATED — 1.1%
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23	275,000	265,375
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	363,000	394,309
LCI International, Inc. Senior Notes 7.25% due 06/15/07	1,700,000	1,700,000
Windstream Corp. Senior Notes 8.63% due 08/01/16*	1,450,000	1,564,187

		3,923,871

TELEVISION — 2.0%
Allbritton Communications Co Senior Sub. Notes 7.75% due 12/15/12	1,525,000	1,532,625
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	1,670,000	1,584,412
Paxson Communications, Inc. Sec. Notes 11.62% due 01/15/13*(5)	2,500,000	2,503,125
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14	850,000	731,000
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	850,000	803,250

		7,154,412

TEXTILE-PRODUCTS — 0.2%
Collins & Aikman Floorcoverings, Inc. Company Guar. Notes 9.75% due 02/15/10	875,000	892,500

THEATERS — 1.3%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	900,000	862,875
AMC Entertainment, Inc. Senior Sub. Notes 9.88% due 02/01/12	675,000	697,781
Cinemark, Inc. Senior Disc. Notes 9.75% due 03/15/14(3)	4,075,000	3,316,031

		4,876,687

TRANSPORT-AIR FREIGHT — 2.9%
Atlas Air, Inc. Pass Through Certs. Series 1991, Class B 7.63% due 01/02/15	6,100,446	6,435,971
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20	2,139,416	2,214,296
Atlas Air, Inc. Pass Through Certs. Series 1991, Class C 8.77% due 01/02/11	586,827	528,144
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	1,281,640	1,441,845

		10,620,256

TRANSPORT-SERVICES — 0.2%
PHI, Inc. Senior Notes 7.13% due 04/15/13*	925,000	874,125

TRAVEL SERVICES — 0.4%
Travelport, Inc. Senior Notes 9.88% due 09/01/14*	200,000	197,250
Travelport, Inc. Senior Notes 10.03% due 09/01/14*(5)	200,000	195,750
Travelport, Inc. Senior Sub. Notes 11.88% due 09/01/16*	975,000	960,375

		1,353,375

TOTAL CORPORATE BONDS & NOTES (cost $257,482,255)		267,183,096

Foreign Corporate Bonds & Notes — 10.0%

BUILDING & CONSTRUCTION-MISC. — 0.6%
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	785,000	777,150
North American Energy Partners, Inc. Sec. Notes 9.00% due 06/01/10	1,300,000	1,417,000

		2,194,150

CELLULAR TELECOM — 0.1%
Rogers Wireless, Inc. Sec. Notes 7.25% due 12/15/12	450,000	472,500

CHEMICALS-PLASTICS — 0.2%
Montell Finance Co BV Company Guar. Notes 8.10% due 03/15/27*	625,000	587,500

CHEMICALS-SPECIALTY — 1.0%
Rhodia SA Senior Notes 8.88% due 06/01/11	3,366,000	3,534,300

COAL — 0.2%
Adaro Finance B.V. Company Guar. Notes 8.50% due 12/08/10*	875,000	897,969

COMPUTERS-MEMORY DEVICES — 0.3%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	950,000	938,125

ELECTRONIC COMPONENTS-MISC. — 0.8%
Celestica, Inc. Senior Sub. Notes 7.63% due 07/01/13	350,000	350,875
NXP BV/NXP Funding LLC Sec. Notes 7.88% due 10/15/14*	800,000	812,000
NXP BV/NXP Funding LLC Senior Notes 9.50% due 10/15/15*	1,050,000	1,059,187
Solectron Global Finance, Ltd. Company Guar. Notes 8.00% due 03/15/16	650,000	654,063

		2,876,125

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.1%
STATS ChipPAC, Ltd. Company Guar. Notes 6.75% due 11/15/11	400,000	388,000

FOOD-MEAT PRODUCTS — 0.2%
JBS SA Company Guar. Notes 10.50% due 08/04/16*	800,000	833,600

INDEPENDENT POWER PRODUCER — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(2)(7)	4,590,000	459

INSURANCE-MULTI-LINE — 0.5%
Fairfax Financial Holdings, Ltd. Notes 7.75% due 04/26/12	244,000	231,190
Fairfax Financial Holdings, Ltd. Notes 8.25% due 10/01/15	1,800,000	1,680,750

		1,911,940

MEDICAL-DRUGS — 0.9%
Angiotech Pharmaceuticals, Inc. Senior Sub. Notes 7.75% due 04/01/14*	875,000	831,250
Elan Finance PLC Company Guar. Senior Notes 7.75% due 11/15/11	2,575,000	2,529,938

		3,361,188

METAL PROCESSORS & FABRICATION — 0.0%
International Utility Structures, Inc. Senior Sub. Notes 10.75% due 02/01/08†(2)(7)(8)(9)	3,329,000	66,580

METAL-ALUMINUM — 0.2%
Novelis, Inc. Senior Notes 7.25% due 02/15/15*	700,000	668,500

MUSIC — 0.2%
Corporacion Interamericana de Entetenimiento SA de CV Senior Notes 8.88% due 06/14/15*	620,000	615,350

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.6%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	900,000	852,750
Paramount Resources, Ltd. Senior Notes 8.50% due 01/31/13	1,375,000	1,376,719

		2,229,469

PAPER & RELATED PRODUCTS — 0.6%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	1,850,000	1,778,312
Abitibi-Consolidated, Inc. Debentures 8.85% due 08/01/30	525,000	435,094

		2,213,406

RETAIL-DRUG STORE — 0.1%
Jean Coutu Group (PJC), Inc. Senior Sub. Notes 8.50% due 08/01/14	500,000	490,625

SATELLITE TELECOM — 1.4%
Intelsat Bermuda, Ltd. Company Guar. Notes 9.25% due 06/15/16*	1,400,000	1,494,500
Intelsat Bermuda, Ltd. Senior Notes 11.25% due 06/15/16*	2,075,000	2,259,156
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.25% due 02/01/15(3)	1,500,000	1,136,250

		4,889,906

SEMICONDUCTOR EQUIPMENT — 0.1%
MagnaChip Semiconductor SA Sec. Notes 6.88% due 12/15/11	500,000	420,000

SPECIFIED PURPOSE ACQUISITIONS — 0.3%
Nell AF SARL Guar. Bonds 8.38% due 08/15/15*	1,000,000	1,015,000

STEEL-SPECIALTY — 0.3%
CSN Islands IX Corp. Company Guar. Notes 10.00% due 01/15/15*	725,000	841,906
CSN Islands VIII Corp. Company Guar. Notes 9.75% due 12/16/13*	225,000	255,938

		1,097,844

TELECOM SERVICES — 1.0%
Telenet Group Holdings NV Disc. Notes 11.50% due 06/15/14*(3)	3,932,000	3,533,885

TRANSPORT-MARINE — 0.2%
Ultrapetrol Bahamas, Ltd. 1st Mtg. Bonds 9.00% due 11/24/14	725,000	682,406

TRANSPORT-RAIL — 0.1%
Grupo Transportacion Ferroviaria Mexicana SA de CV Senior Notes 9.38% due 05/01/12	350,000	373,625

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $40,203,429)		36,292,452

Loan Agreements — 1.1%

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.5%
Delphi Corp. Notes 13.75% due 06/14/11(7)	1,745,625	1,810,650

BEVERAGES-NON-ALCOHOLIC — 0.3%
Le-Natures, Inc. 9.36% due 03/01/11	1,200,000	1,170,000

HOUSEWARES — 0.3%
Vitro Envases Norteamerica SA 11.65% due 02/23/10(1)(7)	966,667	996,875

TOTAL LOAN AGREEMENTS (cost $3,946,754)		3,977,525

Common Stock — 7.7%

CASINO SERVICES — 0.1%
Capital Gaming International, Inc.† (7)(8)	103	0
Shreveport Gaming Holdings, Inc.†(1)(7)(8)	17,578	404,698

		404,698

CELLULAR TELECOM — 6.4%
iPCS, Inc.†(1)(7)	427,262	23,050,785

MEDICAL-OUTPATIENT/HOME MEDICAL — 0.1%
Critical Care Systems International, Inc. †(1)(7)(8)	70,165	491,155

OIL-FIELD SERVICES — 1.1%
Trico Marine Services, Inc.†	114,378	3,900,290

TOTAL COMMON STOCK (cost $9,410,817)		27,846,928

Preferred Stock — 0.9%

RENTAL AUTO/EQUIPMENT — 0.1%
Rent-Way, Inc. 8.00% (Convertible)(1)(8)	20	355,398

RETAIL-DRUG STORE — 0.3%
GNC Corp. 12.00%(4)(7)	900	990,000

TELEVISION — 0.5%
ION Media Networks, Inc. 13.25%(4)	249	1,998,225

TOTAL PREFERRED STOCK (cost $3,321,217)		3,343,623

Warrants — 0.0%†

DIVERSIFIED FINANCIAL SERVICES — 0.0%
Advanstar Holdings Corp. Expires 10/15/11 (strike price $0.01)*(7)(8)	1,000	10

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10 (strike price $4.31)(8)	44,885	44,885

TELECOM SERVICES — 0.0%
KMC Telecom Holdings, Inc. Expires 01/31/08 (strike price $0.01) (7)(8)	4,650	0
Leap Wireless International, Inc. Expires 04/15/10 (strike price $96.80)* (7)(8)	3,500	0

		0

TELEPHONE-INTEGRATED — 0.0%
GT Group Telecom, Inc. Expires 02/01/10 (strike price $0.00)*(7)(8)	2,400	24

TOTAL WARRANTS (cost $291,962)		44,919

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $315,781,434)		340,038,543

Repurchase Agreement — 5.1%

UBS Securities, LLC Joint Repurchase Agreement Account (cost $18,419,000)(6)	18,419,000	18,419,000

TOTAL INVESTMENTS (cost $334,200,434)@	99.2%	358,457,543
Other assets less liabilities	0.8	2,710,825

NET ASSETS	100.0%	$361,168,368

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At October 31, 2006, the aggregate value of these securities was $71,018,193 representing 19.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
@	See Note 4 for cost of investment on a tax basis
(1)	To the extent permitted by the Statement of Additional Information, the High-Yield Bond Portfolio may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2006, the High-Yield Bond Portfolio held the following restricted securities:

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets
Critical Care Systems International, Inc. Common Stock	6/20/06	70,165	$583,324	$491,155	$7	0.14%
ICO North America, Inc. 7.50% due 08/15/09	8/11/05	$1,125,000	1,125,000	1,350,000	120	0.37
iPCS, Inc. Common Stock	07/20/04	427,262	6,481,887	23,050,785	54	6.38
Rent-Way, Inc. 8.00% (Convertible) Preferred Stock	5/29/03	15	150,000
	5/14/04	5	50,000

		20	200,000	355,398	17,770	0.10
Shreveport Gaming Holdings, Inc. Common Stock	7/21/05	2,402	55,313
	7/29/05	15,176	349,393

		17,578	404,706	404,698	23	0.11
Southern Energy, Inc. 7.90% due 07/15/09	1/10/06	$4,750,000	0	0	0	0.00
Vitro Envases Norteamerica SA 11.65% due 02/23/2010	2/24/05	$349,644	347,826
	3/31/05	650,356	650,356

		$1,000,000	998,182	996,875	100	0.28

				$26,648,911		7.38%

(2)	Bond in default
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of October 31, 2006.
(6)	See Note 2 for details of Joint Repurchase Agreement.
(7)	Illiquid security
(8)	Fair valued security; see Note 1
(9)	Company has filed bankruptcy in country of issuance.
(10)	Company has filed Chapter 11 bankruptcy
(11)	Security is subject to litigation, the outcome of which is still to be determined. At the time of maturity, defaulted in both principal and interest.
(12)	Company has filed Chapter 11 bankruptcy subsequent to October 31, 2006.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
WORLDWIDE HIGH INCOME PORTFOLIO
Morgan Stanley Investment Management Inc. (dba — Van Kampen)
Portfolio of Investments – October 31, 2006
(unaudited)

Corporate Bonds & Notes — 44.2%	Principal Amount**		Value (Note 1)

ADVANCED MATERIALS — 0.3%
Hexcel Corp. Senior Sub. Notes 6.75% due 02/01/15		$285,000	$276,450

ADVERTISING AGENCIES — 0.2%
Interpublic Group of Cos., Inc. Notes 5.40% due 11/15/09		55,000	52,250
Interpublic Group of Cos., Inc. Notes 7.25% due 08/15/11		130,000	126,263

			178,513

ADVERTISING SERVICES — 0.2%
Advanstar Communications, Inc. Sec. Notes 10.75% due 08/15/10		150,000	161,438

APPAREL MANUFACTURERS — 1.0%
Levi Strauss & Co. Senior Notes 10.12% due 04/01/12(1)		460,000	474,375
Oxford Industries, Inc. Senior Notes 8.88% due 06/01/11		105,000	107,756
Phillips-Van Heusen Senior Notes 7.25% due 02/15/11		250,000	251,875

			834,006

AUTO-CARS/LIGHT TRUCKS — 0.2%
General Motors Corp. Senior Notes 7.13% due 07/15/13		100,000	89,500
General Motors Corp. Senior Debentures 8.38% due 07/15/33		135,000	120,150

			209,650

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.7%
Arvinmeritor, Inc. Senior Notes 8.75% due 03/01/12		295,000	289,838
TRW Automotive, Inc. Senior Notes 9.38% due 02/15/13		313,000	335,301

			625,139

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.3%
Nortek, Inc. Senior Sub. Notes 8.50% due 09/01/14		310,000	296,050

BUILDING PRODUCTS-AIR & HEATING — 0.1%
Goodman Global Holdings, Inc. Senior Notes 8.33% due 06/15/12(1)		54,000	54,810

CABLE TV — 1.0%
Cablevision Systems Corp. Senior Notes Series B 9.87% due 04/01/09(1)		335,000	350,912
CCH I LLC Sec. Notes 11.00% due 10/01/15		116,000	111,795
Echostar DBS Company Guar. Senior Notes 6.38% due 10/01/11		360,000	356,400

			819,107

CASINO HOTELS — 2.3%
Harrah’s Operating Co., Inc. Notes 6.50% due 06/01/16		220,000	193,638
Las Vegas Sands Corp. Company Guar. Senior Notes 6.38% due 02/15/15		325,000	305,500
MGM Mirage, Inc. Company Guar. Sec. Senior Notes 6.00% due 10/01/09		660,000	651,750
Park Place Entertainment Corp. Senior Sub. Notes 8.88% due 09/15/08		300,000	312,375
Station Casinos, Inc. Senior Notes 6.00% due 04/01/12		385,000	367,194
Station Casinos, Inc. Senior Notes 7.75% due 08/15/16		105,000	107,887

			1,938,344

CELLULAR TELECOM — 0.3%
Ubiquitel Operating Co. Senior Notes 9.88% due 03/01/11		225,000	243,563

CHEMICALS-DIVERSIFIED — 0.8%
Equistar Chemicals LP Company Guar. Senior Notes 10.13% due 09/01/08		225,000	238,500
Equistar Chemicals LP / Equistar Funding Corp. Senior Notes 10.63% due 05/01/11		175,000	187,250
Lyondell Chemical Co. Company Guar. Sec. Senior Notes 10.50% due 06/01/13		95,000	104,500
Westlake Chemical Corp. Company Guar. Senior Notes 6.63% due 01/15/16		175,000	167,562

			697,812

CHEMICALS-OTHER — 0.2%
Innophos, Inc. Company Guar. Senior Sub. Notes 8.88% due 08/15/14		175,000	174,563

CHEMICALS-SPECIALTY — 1.5%
Huntsman International LLC Company Guar. Senior Sec. Notes 10.13% due 07/01/09		24,000	24,360
Huntsman International LLC Senior Sub. Notes 10.13% due 07/01/09	EUR	142,000	185,766

JohnsonDiversey, Inc. Senior Sub. Guar. Notes Series B 9.63% due 05/15/12		205,000	209,356
JohnsonDiversey, Inc. Senior Sub. Notes 9.63% due 05/15/12	EUR	95,000	124,886
Millennium America, Inc. Company Guar. Notes 9.25% due 06/15/08		190,000	195,700
Nalco Co. Senior Notes 7.75% due 11/15/11		180,000	183,150
Nalco Co. Senior Sub. Notes 8.88% due 11/15/13		220,000	231,550
Rockwood Specialties Group, Inc. Senior Sub. Notes 10.63% due 05/15/11		160,000	171,600

			1,326,368

COAL — 0.5%
Foundation Pennsylvania Coal Co. Company Guar. Senior Notes 7.25% due 08/01/14		70,000	69,475
Massey Energy Co. Company Guar. Notes 6.88% due 12/15/13		370,000	346,875

			416,350

COMMERCIAL SERVICES — 0.5%
Iron Mountain, Inc. Company Guar. Senior Sec. Notes 7.75% due 01/15/15		210,000	213,150
Iron Mountain, Inc. Company Guar. Senior Sec. Notes 8.63% due 04/01/13		225,000	231,750

			444,900

COMPUTER SERVICES — 0.3%
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13		195,000	202,313
Sungard Data Systems, Inc. Company Guar. Notes 9.97% due 08/15/13(1)		15,000	15,600

			217,913

CONTAINERS-METAL/GLASS — 1.0%
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 7.63% due 11/15/13		225,000	230,625
Owens-Illinois, Inc. Senior Notes 7.35% due 05/15/08		30,000	30,150
Owens-Illinois, Inc. Debs. 7.50% due 05/15/10		535,000	543,025

			803,800

CONTAINERS-PAPER/PLASTIC — 1.1%
Berry Plastics Holding Corp. Secured Notes 8.88% due 09/15/14*		230,000	232,300
Graham Packaging Co., Inc. Senior Guar. Notes 8.50% due 10/15/12		200,000	199,000
Graham Packaging Co., Inc. Senior Sub. Guar. Notes 9.88% due 10/15/14		230,000	230,575
Graphic Packaging International, Inc. Senior Sub. Notes 9.50% due 08/15/13		280,000	287,700

			949,575

DIALYSIS CENTERS — 0.2%
DaVita, Inc. Company Guar. Notes 6.63% due 03/15/13		180,000	177,300

DISTRIBUTION/WHOLESALE — 0.2%
Buhrmann U.S., Inc. Company Guar. Notes 7.88% due 03/01/15		40,000	38,000
Buhrmann U.S., Inc. Senior Sub. Notes 8.25% due 07/01/14		50,000	49,000
Nebraska Book Co., Inc. Senior Sub. Notes 8.63% due 03/15/12		90,000	84,600

			171,600

DIVERSIFIED MANUFACTURED OPERATIONS — 1.4%
Amsted Industries, Inc. Senior Notes 10.25% due 10/15/11*		405,000	435,375
Covalence Specialty Materials Corp. Senior Sub. Notes 10.25% due 03/01/16*		230,000	221,950
Koppers Holdings, Inc. Senior Disc. Notes 1.00% due 11/15/14(2)		165,000	125,400
Koppers Industries Company Guar. Senior Notes 9.88% due 10/15/13		110,000	118,800
RBS Global Inc./Rexnord Corp. Senior Notes 9.50% due 08/01/14*		270,000	279,450

			1,180,975

DIVERSIFIED MINERALS — 0.0%
Glencore Nickel Property, Ltd. 9.00% due 12/01/14(3)(7)		135,000	14

ELECTRIC-GENERATION — 0.5%
The AES Corp. Senior Notes 7.75% due 03/01/14	135,000	141,412
The AES Corp. Senior Notes 8.88% due 02/15/11	26,000	27,950
The AES Corp. Sec. Notes 9.00% due 05/15/15*	175,000	188,344
The AES Corp. Senior Notes 9.38% due 09/15/10	30,000	32,550

		390,256

ELECTRIC-INTEGRATED — 1.5%
CMS Energy Corp. Senior Notes 7.50% due 01/15/09	300,000	308,250
Ipalco Senior Sec. Notes 8.63% due 11/14/11	80,000	85,800
Ipalco Enterprises, Inc. Sec. Notes 8.38% due 11/14/08	165,000	170,775
MSW Energy Holdings LLC Company Guar. Sec. Senior Notes Series B 7.38% due 09/01/10	175,000	177,625
MSW Energy Holdings LLC Company Guar. Sec. Senior Notes 8.50% due 09/01/10	45,000	46,575
Nevada Power Co. Series A 8.25% due 06/01/11	140,000	154,339
Nevada Power Co. 2nd Mtg. 9.00% due 08/15/13	104,000	112,949
PSEG Energy Holdings LLC Senior Notes 8.63% due 02/15/08	192,000	199,200

		1,255,513

FINANCE-AUTO LOANS — 1.3%
Ford Motor Credit Co. Senior Notes 5.80% due 01/12/09	240,000	229,239
Ford Motor Credit Co. 7.25% due 10/25/11	270,000	255,365
General Motors Acceptance Corp. Notes 4.38% due 12/10/07	245,000	240,339
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	410,000	412,814

		1,137,757

FINANCE-INVESTMENT BANKER/BROKER — 2.4%
Citigroup Funding, Inc. (Turkish Currency Linked) Notes zero coupon due 06/28/07	270,000	260,834
Citigroup Funding, Inc. (Brazil Inflationary Linked) Notes 6.00% due 05/18/09	350,000	361,510
Citigroup Funding, Inc. (Central Bank of Nigeria Mtg. Bond Linked) Notes 15.00% due 01/30/09	487,500	541,612
JPMorgan Chase & Co. Notes zero coupon due 06/27/07	1,020,000	913,184

		2,077,140

FINANCE-MORTGAGE LOAN/BANKER — 0.3%
Residential Capital Corp. Senior Notes 6.38% due 06/30/10	205,000	208,051

FOOD-MEAT PRODUCTS — 0.8%
Smithfield Foods, Inc. Senior Notes 7.00% due 08/01/11	550,000	554,812
Smithfield Foods, Inc. Senior Notes 7.75% due 05/15/13	100,000	103,250
Smithfield Foods, Inc. Senior Notes 8.00% due 10/15/09	50,000	52,313

		710,375

FOOD-MISC. — 0.2%
Michael Foods, Inc. Senior Sub. Notes 8.00% due 11/15/13	155,000	160,038

FOOD-RETAIL — 0.7%
Albertson’s, Inc. Senior Notes 7.25% due 05/01/13	225,000	226,638
Albertson’s, Inc. Senior Notes 7.50% due 02/15/11	90,000	93,414
Delhaize America, Inc. Company Guar. Debentures 8.13% due 04/15/11	260,000	279,933

		599,985

GAMBLING (NON-HOTEL) — 0.5%
Isle of Capri Casinos, Inc. Company Guar. Senior Sec. Notes 7.00% due 03/01/14	415,000	398,400

INSTRUMENTS-SCIENTIFIC — 0.5%
Fisher Scientific International, Inc. Senior Sub. Notes 6.13% due 07/01/15	405,000	401,962

INTERNET CONNECTIVITY SERVICES — 0.0%
Rhythms Netconnections, Inc. Senior Disc. Notes Series B 13.50% due 05/15/08(3)(4)(7)	1,700,000	0

Rhythms Netconnections, Inc. Senior Notes Series B 14.00% due 02/15/10(3)(4)(7)	400,000	0

MEDICAL PRODUCTS — 0.5%
Fresenius Medical Care Capital Trust Company Guar. Notes 7.88% due 06/15/11	145,000	149,350
VWR International, Inc. Senior Notes 6.88% due 04/15/12	275,000	276,031

		425,381

MEDICAL-DRUGS — 0.2%
Warner Chilcott Corp. Company Guar. Notes 8.75% due 02/01/15	140,000	144,550

MEDICAL-HOSPITALS — 1.2%
Columbia HCA, Inc. Notes 7.69% due 06/15/25	275,000	221,366
Community Health Systems, Inc. Senior Sec. Notes 6.50% due 12/15/12	320,000	306,000
HCA, Inc. Senior Notes 5.75% due 03/15/14	135,000	105,638
HCA, Inc. Bonds 6.50% due 02/15/16	325,000	257,562
Tenet Healthcare Corp. Senior Notes 7.38% due 02/01/13	115,000	101,919
Tenet Healthcare Corp. Senior Notes 9.88% due 07/01/14	55,000	53,831

		1,046,316

MEDICAL-OUTPATIENT/HOME MEDICAL — 0.2%
National Mentor Holdings, Inc. Senior Sub. Notes 11.25% due 07/01/14*	170,000	178,500

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.2%
AmerisourceBergen Corp. Company Guar. Notes 5.63% due 09/15/12	200,000	196,475

MISCELLANEOUS MANUFACTURING — 0.2%
Propex Fabrics, Inc. Company Guar. Notes 10.00% due 12/01/12	205,000	184,500

MULTIMEDIA — 0.4%
CanWest Media, Inc. Company Guar. Notes 8.00% due 09/15/12	359,679	363,725

NON-HAZARDOUS WASTE DISPOSAL — 0.6%
Allied Waste North America, Inc. Sec. Notes Series B 5.75% due 02/15/11	125,000	120,313
Allied Waste North America, Inc. Sec. Notes 6.38% due 04/15/11	75,000	73,688
Allied Waste North America, Inc. Senior Notes 7.88% due 04/15/13	155,000	159,262
Allied Waste North America, Inc. Senior Notes Series B 8.50% due 12/01/08	100,000	105,250
Allied Waste North America, Inc. Company Guar. Notes Series B 9.25% due 09/01/12	47,000	49,996

		508,509

OFFICE FURNISHINGS-ORIGINAL — 0.6%
Interface, Inc. Company Guar. Senior Notes 7.30% due 04/01/08	50,000	50,375
Interface, Inc. Senior Sub. Notes 9.50% due 02/01/14	205,000	212,687
Interface, Inc. Senior Notes 10.38% due 02/01/10	60,000	65,700
Tempur Pedic, Inc. Senior Sub. Notes 10.25% due 08/15/10	156,000	163,800

		492,562

OIL COMPANIES-EXPLORATION & PRODUCTION — 7.5%
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	295,000	294,263
Chesapeake Energy Corp. Senior Notes 6.38% due 06/15/15	95,000	91,675
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	135,000	132,131
Chesapeake Energy Corp. Senior Notes 7.50% due 09/15/13	310,000	317,362
Chesapeake Energy Corp. Senior Notes 7.63% due 07/15/13	60,000	62,175
El Paso Production Holding Co. Company Guar. Senior Notes 7.75% due 06/01/13	285,000	292,125
Hilcorp Energy LP Senior Notes 7.75% due 11/01/15*	335,000	324,950
Hilcorp Energy I LP Senior Notes 10.50% due 09/01/10*	153,000	164,093

Magnum Hunter Resources, Inc. Company Guar. Senior Notes 9.60% due 03/15/12	84,000	88,620
Pemex Project Funding Master Trust Company Guar. Notes 6.69% due 06/15/10*(1)	1,000,000	1,026,500
Pemex Project Funding Master Trust Company Guar. Notes 8.63% due 12/01/23	440,000	533,500
Pemex Project Funding Master Trust Company Guar. Notes 9.13% due 10/13/10	1,130,000	1,265,600
Pemex Project Funding Master Trust Company Guar. Notes 9.50% due 09/15/27	1,270,000	1,679,575
Pogo Producing Co. Senior Sub. Notes 6.88% due 10/01/17	240,000	228,600

		6,501,169

OIL-FIELD SERVICES — 0.3%
Hanover Compressor Co. Company Guar. Senior Sec. Notes 8.63% due 12/15/10	40,000	41,600
Hanover Compressor Co. Senior Notes 9.00% due 06/01/14	70,000	74,550
Hanover Equipment Trust Senior Sec. Notes Series A 8.50% due 09/01/08	62,000	62,775
Hanover Equipment Trust Senior Sec. Notes Series B 8.75% due 09/01/11	105,000	109,200

		288,125

PAPER & RELATED PRODUCTS — 0.1%
Glatfelter Company Guar. Notes 7.13% due 05/01/16*	70,000	69,795

PHARMACY SERVICES — 0.2%
Omnicare, Inc. Senior Sub. Notes 6.75% due 12/15/13	205,000	200,900

PIPELINES — 1.4%
Colorado Interstate Gas Co. Senior Notes 6.80% due 11/15/15	170,000	172,765
Kinder Morgan, Inc. Senior Notes 6.50% due 09/01/12	310,000	312,301
Northwest Pipeline Corp. Company Guar. Notes 8.13% due 03/01/10	45,000	46,575
Pacific Energy Partners LP Senior Notes 7.13% due 06/15/14	185,000	187,081
Southern Natural Gas Co. Notes 8.88% due 03/15/10	85,000	89,292
The Williams Cos., Inc. Notes 7.88% due 09/01/21	395,000	417,713

		1,225,727

POULTRY — 0.9%
Pilgrim’s Pride Corp. Senior Sub. Notes 9.25% due 11/15/13	305,000	314,912
Pilgrim’s Pride Corp. Company Guar. Notes 9.63% due 09/15/11	440,000	460,900

		775,812

PUBLISHING-BOOKS — 0.5%
Houghton Mifflin Co. Senior Notes 8.25% due 02/01/11	200,000	206,000
Houghton Mifflin Co. Senior Sub. Notes 9.88% due 02/01/13	215,000	230,319

		436,319

PUBLISHING-PERIODICALS — 0.3%
Dex Media East LLC Company Guar. Notes 12.13% due 11/15/12	101,000	112,362
Dex Media West LLC Senior Sub. Notes Series B 9.88% due 08/15/13	156,000	169,455

		281,817

REAL ESTATE INVESTMENT TRUSTS — 0.6%
Host Marriott LP Senior Notes 7.13% due 11/01/13	520,000	525,850

RETAIL-APPAREL/SHOE — 0.2%
Brown Shoe, Inc. Company Guar. Notes 8.75% due 05/01/12	180,000	187,200

RETAIL-AUTOMOBILE — 0.6%
Sonic Automotive, Inc. Senior Sub. Notes Series B 8.63% due 08/15/13	495,000	503,662

RETAIL-BEDDING — 0.3%
Linens ‘n Things, Inc. Company Guar. Notes 11.00% due 01/15/14(1)	295,000	289,100

RETAIL-PETROLEUM PRODUCTS — 0.4%
Petro Stopping Centers LP Sec. Notes 9.00% due 02/15/12		310,000	316,975

SATELLITE TELECOM — 0.1%
PanAmSat Corp. Company Guar. Senior Notes 9.00% due 08/15/14		39,000	40,755

SEISMIC DATA COLLECTION — 0.1%
Compagnie Generale De Geophysique SA Company Guar. Notes 7.50% due 05/15/15		85,000	83,938

SPECIAL PURPOSE ENTITIES — 1.6%
CA FM Lease Trust Senior Notes 8.50% due 07/15/17*		204,143	220,361
Fresenius Medical Care Capital Trust II 7.88% due 02/01/08		390,000	396,825
Innophos Investments Holdings, Inc. Senior Notes 13.41% due 02/15/15(5)		185,024	193,119
K&F Acquisition, Inc. Company Guar. Senior Sec. Notes 7.75% due 11/15/14		355,000	359,437
UCAR Finance, Inc. Company Guar. Notes 10.25% due 02/15/12		230,000	241,787

			1,411,529

STEEL-PRODUCER — 0.3%
United States Steel Corp. Senior Notes 9.75% due 05/15/10		236,000	251,045

TELECOM SERVICES — 0.1%
Qwest Corp. Notes 5.63% due 11/15/08		60,000	59,775

TELEPHONE-INTEGRATED — 0.4%
Qwest Communication International, Inc. Company Guar. Notes 8.91% due 02/15/09(1)		365,000	370,931

TELEVISION — 0.4%
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13		230,000	218,213
LIN Television Corp. Company Guar. Senior Sec. Notes 6.50% due 05/15/13		95,000	90,131

			308,344

THEATER — 0.2%
AMC Entertainment, Inc. Company Guar. Notes 9.66% due 08/15/10(1)		155,000	160,038

TOBACCO — 0.3%
Reynolds American, Inc. Sec. Notes 6.50% due 07/15/10*		285,000	289,143

WEB HOSTING/DESIGN — 0.0%
Exodus Communications, Inc. Senior Notes 11.63% due 07/15/10(3)(4)(7)		485,000	0

WIRE & CABLE PRODUCTS — 0.1%
General Cable Corp. Company Guar. Senior Notes 9.50% due 11/15/10		95,000	101,175

WIRELESS EQUIPMENT — 0.4%
American Tower Corp. Senior Notes 7.13% due 10/15/12		175,000	178,500
American Tower Corp. Senior Notes 7.50% due 05/01/12		165,000	169,125

			347,625

TOTAL CORPORATE BONDS & NOTES (cost $39,051,278)			38,104,984

Foreign Convertible Bonds & Notes — 0.2%

TELECOMMUNICATION EQUIPMENT — 0.2%
Nortel Networks Corp. Company Guar. Notes 4.25% due 09/01/08 (cost $195,331)		200,000	192,000

Foreign Corporate Bonds & Notes — 10.5%

BANKS-COMMERCIAL — 2.0%
Banco ABN AMRO Real SA Bonds 15.86% due 12/13/07*(3)	BRL	800,000	382,909
Banque Centrale De Tunisie Notes 7.38% due 04/25/12		230,000	248,400
Central Bank of Nigeria Series WW 6.25% due 11/15/20		500,000	497,500
RSHB Capital SA for OJSC Russian Agricultural Bank Notes 7.18% due 05/16/13*		480,000	505,800
RSHB Capital SA for OJSC Russian Agricultural Bank 7.18% due 05/16/13		100,000	105,223

			1,739,832

CABLE TV — 0.6%
Cablecom Luxembourg SCA Company Guar. Notes 9.38% due 04/15/14*	EUR	335,000	476,730

CHEMICALS-SPECIALTY — 0.3%
Rockwood Specialties Group, Inc. Company Guar. Bonds 7.63% due 11/15/14	EUR	100,000	134,650
SGL Carbon Luxembourg SA Senior Notes 8.50% due 02/01/12	EUR	110,000	151,624

			286,274

CONTAINERS-METAL/GLASS — 0.2%
Crown European Holdings SA Company Guar. Notes 6.25% due 09/01/11	EUR	110,000	147,939

METAL-ALUMINUM — 0.6%
Novelis, Inc. Senior Notes 7.25% due 02/15/15*		550,000	525,250

OIL COMPANIES-EXPLORATION & PRODUCTION — 2.1%
Empresa Nacional De Petroleo Notes 6.75% due 11/15/12*		440,000	464,719
Empresa Nacional De Petroleo Notes 6.75% due 11/15/12		280,000	294,728
Gaz Capital for Gazprom Notes 8.63% due 04/28/34		730,000	923,012
Husky Oil, Ltd. Bonds 8.90% due 08/15/28(5)		145,000	152,638

			1,835,097

PAPER & RELATED PRODUCTS — 1.9%
Pindo Deli Finance BV Company Guar. Notes 0.00% due 04/28/27*(6)		1,743,170	244,044
Pindo Deli Finance BV Company Guar. Notes 6.00% due 04/28/15*(6)		255,406	199,217
Pindo Deli Finance BV Company Guar. Notes 6.00% due 04/28/18*(6)		864,395	458,129
Tjiwi Kimia Finance BV Company Guar. Notes 0.00% due 04/28/27*(6)		724,965	108,745
Tjiwi Kimia Finance BV Company Guar. Notes 6.00% due 04/28/15(1)		123,187	96,086
Tjiwi Kimia Finance BV Company Guar. Notes 6.00% due 04/28/15*(1)		283,372	221,031
Tjiwi Kimia Finance BV Company Guar. Notes 6.00% due 04/28/18*(1)		586,980	322,839

			1,650,091

PRINTING-COMMERCIAL — 0.3%
Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16*		260,000	248,950

SATELLITE TELECOM — 0.5%
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Senior Notes 8.63% due 01/15/15		265,000	274,938
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 10.48% due 01/15/12(1)		175,000	177,406

			452,344

SPECIAL PURPOSE ENTITY — 0.5%
National Gas Co. of Trinidad & Tobago, Ltd. Notes 6.05% due 01/15/36*		460,000	446,469

SPECIFIED PURPOSE ACQUISITIONS — 0.1%
MDP Acquisitions PLC Senior Notes 10.13% due 10/01/12	EUR	85,000	118,520
Murrin Murrin Holdings Property, Ltd. Bonds 9.38% due 08/31/07(3)(4)(7)		600,000	60

			118,580

TELECOM SERVICES — 0.7%
Axtel SA Company Guar. Senior Notes 11.00% due 12/15/13		172,000	191,780
Nordic Telephone Co. Holdings Senior Notes 8.88% due 05/01/16*		80,000	83,800
Wind Acquisition Finance SA 10.75% due 12/01/15*		270,000	300,037

			575,617

TELEPHONE-INTEGRATED — 0.2%
NTL Cable PLC Company Guar. Senior Notes 8.75% due 04/15/14		45,000	47,306
TDC A/S Notes 6.50% due 04/19/12*(1)	EUR	70,000	93,138

			140,444

TRANSPORT-SERVICES — 0.5%
CHC Helicopter Corp Senior Sub. Notes 7.38% due 05/01/14		410,000	391,550

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $8,765,180)			9,035,167

Foreign Government Agencies — 38.2%

SOVEREIGN — 38.2%
Cognis Deutschland GmbH & Co. KG Notes 7.82% due 11/15/13(6)	EUR	200,000	261,322
Federal Republic of Brazil Bonds 8.88% due 10/14/19		1,820,000	2,200,380
Federal Republic of Brazil Notes Series B 8.88% due 04/15/24		210,000	256,410
Federal Republic of Brazil Bonds 10.50% due 07/14/14		340,000	429,930
Federal Republic of Brazil Notes 11.00% due 08/17/40		730,000	961,410
Federal Republic of Brazil Notes 14.50% due 10/15/09		1,170,000	1,465,425
Republic of Argentina Notes 5.83% due 12/31/33(6)	ARS	7,744,806	247,001
Republic of Argentina Notes 5.83% due 12/31/33(6)	ARS	3,030,000	1,258,993
Republic of Argentina Notes 8.28% due 12/31/33		206,466	20,750
Republic of Argentina Senior Notes 86.7% (Linked Variable rate) due 04/10/05†(8)		770,000	331,100
Republic of Argentina Bonds 8.28% due 12/31/33		77,406	73,729
Republic of Bulgaria Bonds 8.25% due 01/15/15*		189,000	223,729
Republic of Bulgaria Bonds 8.25% due 01/15/15		310,000	364,312
Republic of Colombia Bonds 7.38% due 09/18/37		400,000	413,600
Republic of Colombia Bank Guar. Notes 9.75% due 04/09/11		232,665	254,535
Republic of Colombia Bonds 11.75% due 02/25/20		245,000	349,738
Republic of Colombia Bonds 8.13% due 05/21/24		300,000	337,650
Republic of Colombia Notes 8.25% due 12/22/14		112,000	125,664
Republic of Ecuador Notes 9.38% due 12/15/15		100,000	107,450
Republic of Ecuador Bonds 10.00% due 08/15/30(2)		510,000	509,235
Republic of Ivory Coast Collateralized Bonds 2.50% due 03/30/18		570,000	131,100
Republic of Panama Bonds 7.13% due 01/29/26		390,000	413,010
Republic of Panama Notes 7.25% due 03/15/15		140,000	150,290
Republic of Panama Bonds 9.38% due 04/01/29		310,000	402,225
Republic of Panama Bonds 9.63% due 02/08/11		180,000	205,650
Republic of Peru Bonds 8.38% due 05/03/16		180,000	210,600
Republic of Peru Bonds 8.75% due 11/21/33		710,000	899,925
Republic of Peru Notes 9.88% due 02/06/15		265,000	332,575
Republic of Philippines Notes 8.88% due 03/17/15		1,930,000	2,241,212
Republic of Philippines Notes 9.00% due 02/15/13		450,000	513,000
Republic of Philippines Senior Notes 9.50% due 02/01/30		1,777,000	2,294,551
Republic of Philippines Notes 10.63% due 03/16/25		430,000	598,238
Republic of South Africa Bonds 13.50% due 09/15/15	ZAR	1,780,000	323,946
Republic of Turkey Bonds 7.00% due 09/26/16		570,000	572,850
Republic of Turkey Notes 11.00% due 01/14/13		480,000	578,400
Republic of Venezuela Bonds 5.75% due 02/26/16		200,000	185,200
Republic of Venezuela Notes 8.50% due 10/08/14		320,000	355,520

Republic of Venezuela Bonds 9.38% due 01/13/34		572,000	715,858
Republic of Venezuela Notes 10.75% due 09/19/13		1,390,000	1,706,225
Russian Federation Bonds 5.00% due 03/31/30(2)		850,164	952,269
Russian Federation Bonds 5.00% due 03/31/30*(2)		392	439
Russian Federation Notes 8.25% due 03/31/10		229,448	240,301
Russian Federation Notes 11.00% due 07/24/18		661,000	952,303
Russian Federation Notes 12.75% due 06/24/28		1,775,000	3,197,574
State of Qatar Senior Bonds 9.75% due 06/15/30		220,000	326,700
United Mexican States Notes 7.50% due 01/14/12		440,000	483,340
United Mexican States Bonds 8.00% due 12/17/15	MXN	10,840,000	1,008,417
United Mexican States Notes 8.13% due 12/30/19		355,000	431,325
United Mexican States Notes 8.38% due 01/14/11		130,000	145,470
United Mexican States Bonds 10.00% due 12/05/24	MXN	20,120,000	2,197,038

			32,957,914

TOTAL FOREIGN GOVERNMENT AGENCIES (cost $30,131,809)			32,957,914

Warrants — 0.3%†

BANKS-COMMERCIAL — 0.2%
Central Bank of Nigeria Expires 11/15/20 (strike price $250.00)(3)		750	142,500

SOVEREIGN — 0.1%
Republic of Venezuela Expires 04/15/20 (strike price $3.00)(3)		2,650	85,463

INFORMATION TECHNOLOGY — 0.0%
XO Holdings, Inc, Series A Expires 01/16/10 (strike price $6.25)		1,369	849
XO Holdings, Inc, Series B Expires 01/16/10 (strike price $7.50)		1,027	370
XO Holdings, Inc, Series C Expires 01/16/10 (strike price $10.00)		1,027	205

			1,424

TOTAL WARRANTS (cost $0)			229,387

Common Stock — 0.0%

COMMUNICATIONS SOFTWARE — 0.0%
Ventelo GmbH(3)(7)		11,286	0

ELECTRIC-INTEGRATED — 0.0%
PNM Resources, Inc.		63	1,774

TELECOM EQUIPMENT-FIBER OPTICS — 0.0%
Viatel Holding Bermuda, Ltd.†		603	1

TELEPHONE-INTEGRATED — 0.0%
XO Holdings, Inc.		682	2,660

TOTAL COMMON STOCK (cost $418,867)			4,435

Membership Interest Certificates — 0.0%

ELECTRIC-INTEGRATED — 0.0%
SW Acquisition(3)(7) (cost $0)		1	6

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $78,562,465)			80,523,893

Repurchase Agreement — 4.7%

Agreement with State Street Bank & Trust Co., bearing interest at 3.00% dated 10/31/06 to be repurchased 11/01/06 in the amount of $4,023,335 and collateralized by $3,185,000 of Federal National Mtg. Assoc. Notes, bearing interest at 7.13% due 01/15/30 having an approximate value of $4,104,669 (cost $4,023,000)		4,023,000	4,023,000

TOTAL INVESTMENTS (cost $82,585,465)@		98.1%	84,546,893
Other assets less liabilities		1.9	1,640,110

NET ASSETS		100.0%	$86,187,003

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At October 31, 2006, the aggregate value of these securities was $9,010,465 representing 10.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

**	In United States Dollars unless otherwise indicated.

†	Non-income producing security

@	See Note 4 for cost of investments on a tax basis.

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of October 31, 2006.

(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(3)	Fair valued security; see Note 1

(4)	Bond in default

(5)	PIK (“Payment-in-Kind”) security. Payments made with additional securities in lieu of cash.

(6)	Variable Rate Security — the rate reflected is as of October 31, 2006, maturity date reflects next reset date.

(7)	Illiquid security

(8)	Bond in default of principal and interest.

Open Forward Foreign Currency Contracts
Contract to			In Exchange	Delivery	Gross Unrealized
Deliver			For	Date	Depreciation

EUR	1,257,000	USD	1,590,390	01/29/07	($21,119)

ARS — Argentine Peso

BRL — Brazilian Real

EUR — Euro

MXN — Mexican Peso

USD — United States Dollar

ZAR – South African Rand

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
SUNAMERICA BALANCED PORTFOLIO
J.P. Morgan Investment Management Inc.

Portfolio of Investments — October 31, 2006
(unaudited)

	Shares /
	Principal	Value
Common Stock — 59.8%	Amount	(Note 1)

ADVERTISING AGENCY — 0.2%
Omnicom Group, Inc.	5,650	$573,193

AEROSPACE/DEFENSE — 1.3%
General Dynamics Corp.	8,250	586,575
Lockheed Martin Corp.	10,250	891,032
Northrop Grumman Corp.	11,200	743,568
Raytheon Co.	17,200	859,140

		3,080,315

AEROSPACE/DEFENSE-EQUIPMENT — 0.3%
United Technologies Corp.	9,150	601,338

AGRICULTURAL OPERATIONS — 0.4%
Archer-Daniels-Midland Co.	23,250	895,125
Monsanto Co.	2,600	114,972

		1,010,097

AIRLINES — 0.3%
Continental Airlines, Inc., Class B†	7,900	291,352
Southwest Airlines Co.	13,050	196,141
UAL Corp.	7,050	253,377

		740,870

APPAREL MANUFACTURER — 0.1%
Phillips-Van Heusen Corp.	4,950	226,512

APPLIANCES — 0.1%
Whirlpool Corp.	2,450	212,979

APPLICATIONS SOFTWARE — 0.8%
Intuit, Inc.†	6,800	240,040
Microsoft Corp.	53,400	1,533,114

		1,773,154

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.7%
Autoliv, Inc.	3,350	190,514
Johnson Controls, Inc.	18,600	1,516,644

		1,707,158

BANKS-COMMERCIAL — 0.2%
Marshall & Ilsley Corp.	5,200	249,288
Regions Financial Corp.	7,650	290,318

		539,606

BANKS-FIDUCIARY — 0.5%
Bank of New York Co., Inc.	12,950	445,092
State Street Corp.	11,450	735,433

		1,180,525

BANKS-SUPER REGIONAL — 3.8%
Bank of America Corp.	75,000	4,040,250
KeyCorp.	5,850	217,269
PNC Financial Services Group, Inc.	11,800	826,354
US Bancorp	38,050	1,287,612
Wachovia Corp.	21,450	1,190,475
Wells Fargo & Co.	37,800	1,371,762

		8,933,722

BATTERIES/BATTERY SYSTEMS — 0.1%
Energizer Holdings, Inc.†	3,650	285,248

BEVERAGES-NON-ALCOHOLIC — 0.3%
Coca-Cola Co.	5,900	275,648
PepsiCo, Inc.	6,750	428,220

		703,868

CABLE TV — 0.6%
Comcast Corp., Class A†	10,600	431,102
The DIRECTV Group, Inc.†	39,250	874,490

		1,305,592

CHEMICALS-DIVERSIFIED — 0.2%
Rohm & Haas Co.	8,000	414,560

COATINGS/PAINT — 0.1%
The Sherwin-Williams Co.	4,050	239,882

COMMERCIAL SERVICES — 0.2%
Alliance Data Systems Corp.†	4,000	242,880
Convergys Corp.†	10,650	225,887

		468,767

COMPUTER SERVICES — 0.2%
Ceridian Corp.†	7,650	180,311
Computer Sciences Corp.†	4,450	235,182

		415,493

COMPUTERS — 2.1%
Apple Computer, Inc.†	4,500	364,860
Dell, Inc.†	11,900	289,527
Hewlett-Packard Co.	52,950	2,051,283
International Business Machines Corp.	22,650	2,091,274
Sun Microsystems, Inc.†	32,100	174,303

		4,971,247

COMPUTERS-PERIPHER EQUIPMENT — 0.1%
Lexmark International, Inc., Class A†	3,950	251,181

CONSUMER PRODUCTS-MISC. — 0.4%
Clorox Co.	6,350	409,956
Kimberly-Clark Corp.	7,150	475,618

		885,574

COSMETICS & TOILETRIES — 0.9%
Colgate-Palmolive Co.	7,450	476,577
Procter & Gamble Co.	26,450	1,676,665

		2,153,242

DATA PROCESSING/MANAGEMENT — 0.2%
Acxiom Corp.	8,500	210,375
MoneyGram International, Inc.	7,750	265,128

		475,503

DISTRIBUTION/WHOLESALE — 0.1%
WESCO International, Inc.†	3,550	231,709

DIVERSIFIED MANUFACTURED OPERATIONS — 2.3%
3M Co.	3,850	303,534
Danaher Corp.	2,600	186,602
General Electric Co.	87,650	3,077,391
Honeywell International, Inc.	7,400	311,688
Illinois Tool Works, Inc.	17,900	857,947
Parker Hannifin Corp.	2,700	225,801
Tyco International, Ltd.	10,200	300,186

		5,263,149

E-COMMERCE/SERVICES — 0.1
eBay, Inc.†	3,350	107,636

Emdeon Corp.	16,150	188,147

		295,783

E-MARKETING/INFO — 0.1%
Digital River, Inc.†	4,200	242,970

ELECTRIC-INTEGRATED — 1.9%
DTE Energy Co.	6,200	281,666
Duke Energy Corp.	32,800	1,037,792
Edison International	17,400	773,256
FirstEnergy Corp.	14,400	847,440
Northeast Utilities	13,300	332,633
TXU Corp.	14,350	905,915
Xcel Energy, Inc.	15,400	339,878

		4,518,580

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.5%
Freescale Semiconductor, Inc., Class B†	6,900	271,377
MEMC Electronic Materials, Inc.†	6,200	220,100
NVIDIA Corp.†	6,750	235,373
ON Semiconductor Corp.†	35,000	217,700
Xilinx, Inc.	11,550	294,640

		1,239,190

ELECTRONIC DESIGN AUTOMATION — 0.1%
Cadence Design Systems, Inc.†	12,300	219,678

ENGINES-INTERNAL COMBUSTION — 0.1%
Cummins, Inc.	1,850	234,913

ENTERPRISE SOFTWARE/SERVICE — 1.2%
BEA Systems, Inc.†	16,600	270,082
BMC Software, Inc.†	8,700	263,697
Oracle Corp.†	106,700	1,970,749
Sybase, Inc.†	7,600	185,060

		2,689,588

FINANCE-COMMERCIAL — 0.3%
CapitalSource, Inc.†	9,400	260,756
CIT Group, Inc.	6,250	325,313

		586,069

FINANCE-CREDIT CARD — 0.2%
American Express Co.	6,450	372,875

FINANCE-INVESTMENT BANKER/BROKER — 3.7%
Citigroup, Inc.	58,200	2,919,312
E*TRADE Financial Corp.†	8,200	190,896
Goldman Sachs Group, Inc.	6,450	1,224,145
Lazard, Ltd.†	3,150	133,560
Lehman Brothers Holdings, Inc.	12,600	980,784
Morgan Stanley	28,850	2,205,005
TD Ameritrade Holding Corp.	12,100	199,287
The Bear Stearns Cos., Inc.	5,650	855,128

		8,708,117

FINANCE-MORTGAGE LOAN/BANKER — 0.4%
Countrywide Financial Corp.	8,200	312,584
Freddie Mac	9,600	662,304

		974,888

FINANCIAL GUARANTEE INSURANCE — 0.3%
Ambac Financial Group, Inc.	6,800	567,732
Radian Group, Inc.	3,650	194,545

		762,277

FOOD-MISC. — 0.2%
General Mills, Inc.	3,500	198,870
Kellogg Co.	4,000	201,240

		400,110

FOOD-RETAIL — 0.5%
Kroger Co.	36,550	822,009
Safeway, Inc.	12,650	371,404

		1,193,413

FOOD-WHOLESALE/DISTRIBUTION — 0.8%
SUPERVALU, Inc.	22,050	736,470
Sysco Corp.	31,982	1,118,730

		1,855,200

GAS-DISTRIBUTION — 0.3%
Energen Corp.	5,100	218,382
ONEOK, Inc.	5,450	226,884
Sempra Energy	4,150	220,116

		665,382

HEALTH CARE COST CONTAINMENT — 0.3%
McKesson Corp.	14,800	741,332

HOME DECORATION PRODUCTS — 0.1%
Newell Rubbermaid, Inc.	7,400	212,972

HOTELS/MOTELS — 0.3%
Hilton Hotels Corp.	12,200	352,824
Starwood Hotels & Resorts Worldwide, Inc.	5,350	319,609

		672,433

INDUSTRIAL GASES — 0.4%
Praxair, Inc.	15,222	917,125

INSURANCE-LIFE/HEALTH — 0.2%
Genworth Financial, Inc., Class A	11,100	371,184

INSURANCE-MULTI-LINE — 1.0%
ACE, Ltd.	10,500	601,125
American Financial Group, Inc.	4,800	229,728
Hartford Financial Services Group, Inc.	7,100	618,907
Loews Corp.	21,500	836,780

		2,286,540

INSURANCE-PROPERTY/CASUALTY — 0.8%
Chubb Corp.	16,250	863,687
The St. Paul Travelers Cos., Inc.	13,750	703,038
W.R. Berkley Corp.	5,850	215,631

		1,782,356

INSURANCE-REINSURANCE — 0.5%
Berkshire Hathaway, Inc., Class B†	120	421,800

RenaissanceRe Holdings, Ltd.	14,000	761,600

		1,183,400

INVEST MANAGEMENT/ADVISOR SERVICES — 0.1%
Legg Mason, Inc.	2,250	202,545

MACHINERY-CONSTRUCTION & MINING — 0.5%
Caterpillar, Inc.	14,250	865,117
Terex Corp.†	4,850	251,036

		1,116,153

MACHINERY-FARMING — 0.2%
Deere & Co.	5,500	468,215

MACHINERY-GENERAL INDUSTRIAL — 0.1%
Manitowoc Co., Inc.	5,150	282,632

MEDICAL INSTRUMENTS — 0.1%
Medtronic, Inc.	6,550	318,854

MEDICAL LABS & TESTING SERVICES — 0.1%
Laboratory Corp. of America Holdings†	3,150	215,744

MEDICAL PRODUCTS — 0.2%
Johnson & Johnson	5,700	384,180

MEDICAL-BIOMEDICAL/GENE — 0.7%
Amgen, Inc.†	17,150	1,301,856
MedImmune, Inc.†	7,500	240,300

		1,542,156

MEDICAL-DRUGS — 4.3%
Abbott Laboratories	46,862	2,226,414
Cephalon, Inc.†	3,550	249,139
Eli Lilly & Co.	5,850	327,659
King Pharmaceuticals, Inc.†	12,700	212,471
Merck & Co., Inc.	40,400	1,834,968
Pfizer, Inc.	80,150	2,135,997
Schering-Plough Corp.	36,600	810,324
Sepracor, Inc.†	4,400	227,744
Wyeth	38,850	1,982,515

		10,007,231

MEDICAL-GENERIC DRUGS — 0.1%
Mylan Laboratories, Inc.	10,250	210,125

MEDICAL-HMO — 1.0%
Aetna, Inc.	5,700	234,954
Coventry Health Care, Inc.†	3,550	166,673
Humana, Inc.†	3,300	198,000
Sierra Health Services, Inc.†	5,700	195,168
UnitedHealth Group, Inc.	3,700	180,486
WellCare Health Plans, Inc.†	3,950	232,062
WellPoint, Inc.†	16,300	1,244,016

		2,451,359

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.1%
AmerisourceBergen Corp.	4,150	195,880

METAL-ALUMINUM — 0.2%
Alcan, Inc.	11,671	549,821

METAL-COPPER — 0.5%
Phelps Dodge Corp.	9,450	948,591
Southern Copper Corp.	4,750	244,055

		1,192,646

METAL-DIVERSIFIED — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Class B	4,050	244,944

MOTORCYCLE/MOTOR SCOOTER — 0.2
Harley-Davidson, Inc.	6,550	449,527

MULTIMEDIA — 1.0%
News Corp., Class A	27,900	581,715
The McGraw-Hill Cos., Inc.	8,450	542,237
Viacom, Inc., Class B†	10,472	407,570
Walt Disney Co.	29,100	915,486

		2,447,008

NETWORKING PRODUCTS — 1.0%
Cisco Systems, Inc.†	92,150	2,223,579
Juniper Networks, Inc.†	10,900	187,698

		2,411,277

NON-HAZARDOUS WASTE DISPOSAL — 0.3%
Waste Management, Inc.	17,250	646,530

OFFICE AUTOMATION & EQUIPMENT — 0.1%
Xerox Corp.†	9,850	167,450

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.6%
Apache Corp.	10,050	656,466
Devon Energy Corp.	5,600	374,304
EOG Resources, Inc.	5,000	332,650

		1,363,420

OIL COMPANIES-INTEGRATED — 3.9%
Chevron Corp.	7,750	520,800
ConocoPhillips	17,576	1,058,778
Exxon Mobil Corp.	73,300	5,235,086
Marathon Oil Corp.	11,150	963,360
Occidental Petroleum Corp.	26,600	1,248,604

		9,026,628

OIL REFINING & MARKETING — 0.4%
Valero Energy Corp.	17,800	931,474

OIL-FIELD SERVICES — 0.5%
Schlumberger, Ltd.	15,800	996,664
Weatherford International, Ltd.†	3,200	131,456

		1,128,120

PHARMACY SERVICES — 0.1%
Medco Health Solutions, Inc.†	2,500	133,750

PUBLISHING-NEWSPAPERS — 0.1%
Gannett Co., Inc.	2,250	133,065

REAL ESTATE INVESTMENT TRUSTS — 0.5%
Apartment Investment & Management Co., Class A	7,000	401,240
Host Marriott Corp.	8,950	206,387
New Century Financial Corp.	4,950	194,931
New Plan Excel Realty Trust	7,800	224,640

Ventas, Inc.	5,950	231,931

		1,259,129

REAL ESTATE MANAGEMENT/SERVICES — 0.2%
CB Richard Ellis Group, Inc., Class A†	10,300	309,309
Jones Lang LaSalle, Inc.	2,800	257,600

		566,909

RETAIL-APPAREL/SHOE — 0.2%
American Eagle Outfitters, Inc.	5,800	265,640
AnnTaylor Stores Corp.†	5,650	248,713

		514,353

RETAIL-AUTO PARTS — 0.1%
Advance Auto Parts, Inc.†	9,203	322,289

RETAIL-DISCOUNT — 0.1%
TJX Cos., Inc.	9,150	264,893

RETAIL-DRUG STORE — 0.2%
CVS Corp.	13,300	417,354

RETAIL-MAJOR DEPARTMENT STORES — 0.4%
J.C. Penny Co., Inc.	12,200	917,806

RETAIL-OFFICE SUPPLIES — 0.8%
Office Depot, Inc.†	4,800	201,552
OfficeMax, Inc.	5,150	245,037
Staples, Inc.	55,147	1,422,241

		1,868,830

RETAIL-REGIONAL DEPARTMENT STORES — 0.5%
Federated Department Stores, Inc.	19,400	851,854
Kohl’s Corp.†	5,650	398,890

		1,250,744

RETAIL-RESTAURANTS — 0.5%
McDonald’s Corp.	25,850	1,083,632
Wendy’s International, Inc.	4,150	143,590

		1,227,222

SAVINGS & LOANS/THRIFTS — 0.5%
Washington Mutual, Inc.	26,850	1,135,755

SEMICONDUCTOR EQUIPMENT — 0.3%
Lam Research Corp.†	5,150	254,668
Novellus Systems, Inc.†	8,200	226,730
Varian Semiconductor Equipment Associates, Inc.†	5,700	207,993

		689,391

SEMICONDUCTORS COMPONENTS-INTERGATED CIRCUITS — 0.5%
Atmel Corp.†	39,450	226,837
Linear Technology Corp.	30,050	935,156
Marvell Technology Group, Ltd.†	4,900	89,572

		1,251,565

STEEL-PRODUCERS — 0.6%
Nucor Corp.	15,550	908,275
Reliance Steel & Aluminum Co.	4,700	161,445
Steel Dynamics, Inc.	4,350	261,479
United States Steel Corp.	1,900	$128,440

		1,459,639

TELECOM EQUIPMENT-FIBER OPTICS — 0.3%
Corning, Inc.†	36,100	737,523

TELECOM SERVICES — 0.2%
Embarq Corp.	11,160	539,586

TELEPHONE-INTEGRATED — 1.9%
AT&T, Inc.	59,050	2,022,462
BellSouth Corp.	20,150	908,765
CenturyTel, Inc.	5,050	203,212
Sprint Corp.	19,050	356,045
Verizon Communications, Inc.	25,750	952,750

		4,443,234

TELEVISION — 0.1%
CBS Corp., Class B	12,050	348,727

TOBACCO — 1.9%
Altria Group, Inc.	40,700	3,310,131
Loews Corp. — Carolina Group	3,900	225,498
Reynolds American, Inc.	12,700	802,132

		4,337,761

TOOLS-HAND HELD — 0.1%
The Stanley Works	4,200	200,130

TOYS — 0.1%
Mattel, Inc.	10,700	242,141

TRANSPORT-RAIL — 0.9%
Burlington Northern Santa Fe Corp.	5,150	399,279
CSX Corp.	9,900	353,133
Norfolk Southern Corp.	25,300	1,330,021

		2,082,433

TRAVEL SERVICE — 0.2%
Sabre Holdings Corp., Class A	22,000	559,240

VITAMINS & NUTRITION PRODUCTS — 0.1%
NBTY, Inc.†	7,300	203,086

WEB PORTALS/ISP — 0.4%
Google, Inc., Class A†	1,100	524,029
Yahoo!, Inc.†	14,750	388,515

		912,544

WIRELESS EQUIPMENT — 0.9%
Motorola, Inc.	64,350	1,483,911
QUALCOMM, Inc.	16,650	605,893

		2,089,804

TOTAL COMMON STOCK (cost $125,348,252)		139,833,681

Asset Backed Securities — 13.6%

DIVERSIFIED FINANCIAL SERVICES — 13.6%
Adjustable Rate Mtg. Trust Series 2006-2, Class 6A1 5.49% due 05/25/36(1)(2)	$607,900	607,373
American Home Mtg. Assets Series 2006-2, Class 2A1 5.52% due 09/25/46(1)(2)(3)	977,329	975,154
Asset Backed Securities Corp. Home Equity Series 2006-HE4, Class A5 5.48% due 05/25/36(2)	500,000	500,351
Banc of America Credit Card Trust Series 2006-C4, Class C4 5.55% due 11/15/11(2)	400,000	400,000
Banc of America Commercial Mtg., Inc. Series 2005-2, Class A5 4.86% due 07/10/43(1)	1,000,000	971,241
Capital Auto Receivables Asset Trust Series 2006-1, Class A2A 5.03% due 09/15/08	354,875	354,209
Capital Auto Receivables Asset Trust Series 2006-1, Class A3 5.03% due 10/15/09	420,000	419,016
Capital One Auto Finance Trust Series 2006-A, Class A3 5.33% due 11/15/10	980,000	984,218
Citigroup Commercial Mtg. Trust Series 2006-C4, Class A3 5.91% due 03/15/49(1)	305,000	315,972
CNH Equipment Trust Series 2006-A, Class A3 5.20% due 08/16/10	1,000,000	997,500
Countrywide Alternative Loan Trust Series 2006-OA8, Class 1A1 5.51% due 06/25/46(1)(2)	984,980	986,336
Countrywide Alternative Loan Trust Series 2006-OA9, Class 1A1 5.52% due 07/25/36(1)(2)(3)	979,333	976,604
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1 5.53% due 02/25/36(1)(2)	886,733	887,046
Countrywide Alternative Loan Trust Series 2006-OA2, Class A1 5.53% due 03/25/36(1)(2)	929,450	929,950
Countrywide Alternative Loan Trust Series 2006-OA12, Class A2 5.53% due 07/25/36(1)(2)(3)	974,657	973,654
Countrywide Alternative Loan Trust Series 2006-12CB, Class A6 6.00% due 05/25/36(1)	549,925	548,126
Countrywide Alternative Loan Trust Series 2006-31CB, Class A15 6.00% due 11/25/36	556,779	556,340
Countrywide Alternative Loan Trust Series 2006-23CB, Class 2A1 6.50% due 08/25/36	620,040	625,310
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/36(1)	940,594	949,682
Credit Suisse Mtg. Capital Certificates Series 2006-C3 Class A3 5.83% due 06/15/38(1)	460,000	480,010
Ford Credit Auto Owner Trust Series 2006-A, Class A3 5.07% due 11/15/09	355,000	354,057
GS Mortgage Securities Corp. II Series 2006-GG6, Class A4 5.55% due 04/10/38	1,000,000	1,018,695
GSAMP Trust Series 2006-FMT, Class A2C 5.49% due 04/25/36(2)	750,000	750,630
Harborview Mortgage Loan Trust Series 2006-5, Class 2A1A 5.50% due 07/20/36(1)(2)(3)	964,573	966,375
Home Equity Asset Trust Series 2006-3, Class 2A2 5.45% due 07/25/36(2)	1,000,000	1,000,918
Household Automotive Trust Series 2006-3, Class A3 5.28% due 09/19/11	975,000	978,635
Household Automotive Trust Series 2006-2, Class A2 5.61% due 06/17/09	1,000,000	1,002,707
LB-UBS Commercial Mtg. Trust Series 2006-C4, Class A4 5.90% due 06/15/38	220,000	229,658
Long Beach Mtg. Loan Trust Series 2006-4, Class 2A3 5.48% due 05/25/36(2)	1,000,000	1,000,476
Long Beach Mtg. Loan Trust Series 2006-5, Class M2 5.62% due 06/25/36(2)	500,000	501,459
Master Asset Backed Securities Trust Series 2006-AB1, Class A1 5.46% due 02/25/36(2)	681,470	681,695
Merrill Lynch Mtg. Trust Series 2006-CK11, Class A6 5.24% due 11/12/37(1)	1,000,000	1,001,508
Merrill Lynch Mtg. Trust Series 2006-C1, Class A4 5.66% due 05/12/39(1)	140,000	144,565
Morgan Stanley Capital I Series 2006-IQ11, Class A4 5.85% due 10/15/42(1)	750,000	777,846
Morgan Stanley ABS Capital I Series 2006-HE4, Class A3 5.47% due 06/25/36(2)	750,000	751,737
Residential Accredit Loans, Inc. Series 2006-QO4, Class 2A1 5.51% due 04/25/46(1)(2)	982,261	982,243
Residential Accredit Loans, Inc. Series 2006-QS6, Class 1A2 6.00% due 06/25/36(1)	467,215	466,381
Residential Accredit Loans, Inc. Series 2006-QS11, Class 1A1 6.50% due 08/25/36(1)	723,010	722,558
Residential Asset Securities Corp. Series 2006-KS11, Class AI2 5.59% due 01/25/34(2)	266,190	266,726
Residential Asset Securitization Trust Series 2006-A2, Class A3 6.00% due 05/25/36(1)	476,702	475,672
Soundview Home Equity Loan Trust Series 2006-OPT5, Class M3 5.65% due 07/25/36(2)	500,000	501,854
Specialty Underwriting & Residential Finance Series 2006-BC3, Class M2 5.61% due 06/25/37(2)	450,000	450,342
Wachovia Auto Owner Trust Series 2005-B, Class A5 4.93% due 11/20/12	1,000,000	996,544
Wachovia Bank Commercial Mtg. Trust Series 2006-C26, Class A3 6.01% due 06/15/45(1)	305,000	320,743

Wamu Alternative Mtg. Pass-Through Certificates Series 2006-5, Class 2CB1 6.00% due 07/25/36(1)	431,637	432,654
Wells Fargo Home Equity Trust Series 2006-1, Class A3 5.47% due 05/25/36(2)	500,000	499,765

TOTAL ASSET BACKED SECURITIES (cost $31,572,957)		31,714,535

Convertible Bonds & Notes — 0.0%

TELECOM SERVICES — 0.0%
ICO North America, Inc. Senior Notes 7.50% due 08/15/09(3)(8) (cost $35,000)	35,000	42,000

Corporate Bonds & Notes — 7.4%

AEROSPACE/DEFENSE-EQUIPMENT — 0.1%
United Technologies Corp. Notes 5.47% due 06/01/09(2)	250,000	250,189

AUTO-CARS/LIGHT TRUCKS — 0.4%
DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.88% due 03/15/11	480,000	483,536
DaimlerChrysler NA Holding Corp. Company Guar. Notes 6.02% due 10/31/08(2)	400,000	401,269

		884,805

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.0%
TRW Automotive, Inc. Senior Notes 9.38% due 02/15/13	50,000	53,563

BANKS-COMMERCIAL — 0.1%
HSBC Bank USA Sub. Notes Series BKNT 5.63% due 08/15/35	115,000	111,875
UOB Cayman, Ltd Bank Guar. Notes 5.80% due 03/15/16	180,000	174,720

		286,595

BANKS-SUPER REGIONAL — 0.3%
Bank of America Corp. Senior Notes 5.63% due 10/14/16	475,000	482,548
SunTrust Preferred Capital I Notes 5.85% due 12/15/11	185,000	186,489

		669,037

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.0%
Owens Corning, Inc. Senior Notes 7.00% due 12/01/36	65,000	65,729

BUILDING-RESIDENTIAL/COMMERICAL — 0.1%
Beazer Homes USA, Inc. Senior Notes 6.50% due 11/15/13	75,000	70,313
DR Horton, Inc. Senior Notes 5.63% due 09/15/14	50,000	47,789

		118,102

CABLE TV — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Notes 8.00% due 04/30/12	35,000	35,700
Comcast Corp. Company Guar. Notes 5.67% due 07/14/09	400,000	400,748
DirecTV Holdings LLC Company Guar. Notes 6.38% due 06/15/15	35,000	33,513
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	140,000	136,850

		606,811

CASINO HOTEL — 0.0%
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	70,000	64,138

CELLULAR TELECOM — 0.1%
Dobson Cellular Systems, Inc. Sec. Notes 8.38% due 11/01/11	20,000	20,775
New Cingular Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	200,000	262,069

Rogers Wireless, Inc. Sec. Notes 6.38% due 03/01/14	30,000	30,000

		312,844

CHEMICALS-DIVERSIFIED — 0.0%
Huntsman LLC Company Guar. Notes 11.50% due 07/15/12	45,000	50,963

CHEMICALS-PLASTICS — 0.0%
PolyOne Corp. Company Guar. Notes 10.63% due 05/15/10	25,000	26,813

COAL — 0.0%
Arch Western Finance LLC Sec. Notes 6.75% due 07/01/13	55,000	53,075

COMMERCIAL SERVICES — 0.0%
Iron Mountain, Inc. Company Guar. Senior Sec. Notes 7.75% due 01/15/15	15,000	15,225

COMPUTERS — 0.1%
Hewlett-Packard Co. Senior Notes 5.52% due 05/22/09(2)	250,000	250,318

CONSUMER PRODUCTS-MISC. — 0.0%
Jarden Corp. Company Guar. Notes 9.75% due 05/01/12	25,000	26,438

CONTAINERS-METAL/GLASS — 0.0%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	50,000	51,500

ELECTRIC-INTEGRATED — 0.5%
Appalachian Power Co. Notes 6.38% due 04/01/36	155,000	160,350
Dominion Resources, Inc. Senior Notes 5.15% due 07/15/15	420,000	407,425
Midamerican Energy Holdings Co. Bonds 6.13% due 04/01/36*	205,000	210,809
NiSource Finance Corp. Guar. Bonds 5.45% due 09/15/20	235,000	219,366
Puget Sound Energy, Inc. Sec. Bonds 6.27% due 03/15/37	115,000	118,713
Southern Energy, Inc.† Notes 7.90% due 07/15/09(3)(5)(8)	200,000	0
Xcel Energy, Inc. Senior Notes 6.50% due 07/01/36	95,000	101,536

		1,218,199

ELECTRIC-TRANSMISSION — 0.1%
ITC Holdings Corp. Notes 6.38% due 09/30/36	125,000	126,246

ELECTRONICS-MILITARY — 0.0%
L-3 Communications Corp. Senior Sub. Notes 5.88% due 01/15/15	30,000	29,025

FINANCE-AUTO LOANS — 0.1%
Ford Motor Credit Co. Senior Notes 8.63% due 11/01/10	100,000	99,552
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	70,000	70,188

		169,740

FINANCE-COMMERCIAL — 0.1%
Caterpillar Financial Services Corp. Notes 5.47% due 05/18/09(2)	250,000	250,208

FINANCE-CONSUMER LOANS — 0.1%
HSBC Finance Corp. Senior Notes 5.48% due 06/19/09	200,000	200,191

FINANCE-CREDIT CARD — 0.1%
Capital One Capital III Company Guar. Bonds 7.69% due 08/15/36	175,000	192,979

FINANCE-INVESTMENT BANKER/BROKER — 0.9%
Credit Suisse USA, Inc. Senior Notes 5.52% due 12/09/08(2)	500,000	500,811
Goldman Sachs Group, Inc. Senior Notes 5.48% due 06/23/09(2)	225,000	225,076
Lehman Brothers Holdings, Inc. Sub. Notes 5.75% due 01/03/17	320,000	323,852
Merrill Lynch & Co., Inc. Senior Notes 6.00% due 02/17/09	750,000	762,494
Morgan Stanley Bonds 5.38% due 10/15/15	315,000	312,753

		2,124,986

FINANCE-MORTGAGE LOAN/BANKER — 0.8%
Countrywide Financial Corp. Company Guar. Notes 5.61% due 03/24/09	300,000	300,370
Residential Capital Corp. Senior Notes 6.38% due 06/30/10	409,000	415,088

Residential Capital Corp. Senior Notes 6.47% due 04/17/09(2)	$400,000	403,389
Residential Capital Corp. Senior Unsecured Notes 6.88% due 06/30/15	202,000	211,420
Residential Capital Corp. Company Guar. Bonds 7.20% due 04/17/09*(2)	555,000	556,242

		1,886,509

FUNERAL SERVICES & RELATED ITEMS — 0.0%
Service Corp. International Senior Notes 7.38% due 10/01/14	95,000	97,612

HOME FURNISHINGS — 0.0%
Sealy Mattress Co. Senior Sub. Notes 8.25% due 06/15/14	60,000	62,250

INSURANCE-LIFE/HEALTH — 0.2%
Lincoln National Corp. Bonds 7.00% due 05/17/16(4)	120,000	126,319
Reinsurance Group of America, Inc. Jr. Sub. Debentures 6.75% due 12/15/65	235,000	232,495

		358,814

MEDICAL PRODUCTS — 0.0%
Fresenius Medical Care Capital Trust II Company Guar. Notes 7.88% due 02/01/08	45,000	45,788

MEDICAL-DRUGS — 0.0%
Teva Pharmaceutical Finance LLC Company Guar. Notes 6.15% due 02/01/36	65,000	63,612

MEDICAL-HOSPITALS — 0.1%
HCA, Inc. Senior Notes 6.95% due 05/01/12	200,000	176,750

MINING — 0.1%
Newmont Mining Corp. Notes 5.88% due 04/01/35	145,000	136,478

MULTIMEDIA — 0.4%
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	150,000	146,479
Viacom, Inc. Senior Notes 5.74% due 06/16/09*(2)	340,000	340,039
Viacom, Inc. Senior Notes 6.25% due 04/30/16*	365,000	365,566

		852,084

MUSIC — 0.0%
WMG Holdings Corp. Senior Disc. Notes 9.50% due 12/15/14	15,000	11,475

NETWORKING PRODUCTS — 0.2%
Cisco Systems, Inc. Senior Notes 5.25% due 02/22/11	485,000	487,927

NON-HAZARDOUS WASTE DISPOSAL — 0.0%
Allied Waste North America, Inc. Senior Notes 6.13% due 02/15/14	20,000	18,825

OFFICE SUPPLIES & FORMS — 0.0%
Acco Brands Corp. Company Guar. Notes 7.63% due 08/15/15	60,000	58,575

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.2%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	185,000	187,883
Chesapeake Energy Corp. Company Guar. Notes 6.50% due 08/15/17	45,000	42,413
Pemex Project Funding Master Trust Company Guar. Notes 7.17% due 10/15/09	250,000	259,500

		489,796

OIL REFINING & MARKETING — 0.2%
Enterprise Products Operating LP Company Guar. Notes 5.00% due 03/01/15	440,000	415,862

PAPER & RELATED PRODUCTS — 0.0%
Georgia-Pacific Corp. Debentures 7.70% due 06/15/15	45,000	45,675

PIPELINES — 0.1%
Duke Capital LLC Senior Notes 6.75% due 02/15/32	180,000	193,670
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/36	60,000	61,627

		255,297

PRIVATE CORRECTIONS — 0.0%
Corrections Corp. of America Company Guar. Notes 6.25% due 03/15/13	25,000	24,375

REAL ESTATE INVESTMENT TRUSTS — 0.2%
iStar Financial, Inc. Senior Notes 5.95% due 10/15/13	430,000	432,937

RESORT/THEME PARK — 0.0%
Vail Resorts, Inc. Senior Sub. Notes 6.75% due 02/15/14	45,000	43,875

SPECIAL PURPOSE ENTITIES — 0.6%
ABX Financing Co. Company Guar. Bonds 6.35% due 10/15/36	150,000	149,410
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	312,000	330,720
Core Investment Grade Bond Trust I Pass Through Certs. Series 2002-1 4.66% due 11/30/07	700,435	695,399
Deutsche Bank Capital Funding Trust VII Bonds 5.63% due 01/19/16(7)	245,000	240,012

		1,415,541

TELECOM SERVICES — 0.3%
Embarq Corp. Notes 7.08% due 06/01/16	200,000	204,641
Verizon Global Funding Corp. Senior Notes 5.54% due 08/15/07(2)	500,000	500,350

		704,991

TELEPHONE-INTEGRATED — 0.4%
AT&T, Inc. Notes 5.50% due 05/15/08	250,000	250,184
AT&T, Inc. Notes 6.80% due 05/15/36	235,000	253,315
BellSouth Corp. Notes 4.20% due 09/15/09	445,000	432,552

		936,051

TRANSPORT-RAIL — 0.1%
Burlington Northern Santa Fe Corp. Debentures 8.13% due 04/15/20	164,000	200,826

TOTAL CORPORATE BONDS & NOTES (cost $17,201,104)		17,319,644

Foreign Corporate Bonds & Notes — 2.4%

BANKS-COMMERCIAL — 0.7%
Barclays Bank PLC Notes 5.93% due 12/15/16(7)	405,000	406,677
Commonwealth Bank of Australia Bonds 6.02% due 03/15/16*(7)	250,000	250,630
HBOS PLC Sub. Bonds 5.92% due 10/01/15(7)	400,000	391,698
Landsbanki Islands HF Notes 6.10% due 08/25/11	190,000	193,795
Shinsei Finance II Bonds 7.16% due 07/25/16*(7)	135,000	137,379
VTB Capital SA Notes 6.14% due 09/21/07	375,000	376,275

		1,756,454

BANKS-MORTGAGE — 0.1%
Bancaja U.S.Debt SAU Bank Guar. Notes 5.52% due 07/10/09*(2)	200,000	200,069

CELLULAR TELECOM — 0.1%
America Movil SA de CV Bonds 6.38% due 03/01/35	154,000	150,725

DIVERSIFIED OPERATIONS — 0.1%
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.45% due 11/24/33*	125,000	143,730

ELECTRONIC COMPONENTS-MISC. — 0.0%
NXP BV/NXP Funding LLC Sec. Notes 7.88% due 10/15/14	20,000	20,300

FINANCE-INVESTMENT BANKER/BROKER — 0.2%
Kaupthing Bank Hf Notes 5.75% due 10/04/11	335,000	333,120
Kaupthing Bank Hf Notes 7.13% due 05/19/16*	135,000	143,809

		476,929

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.3%
Gazprom International SA Senior Bonds 7.20% due 02/01/20*	356,000	373,873
Gazprom International SA Notes 9.13% due 04/25/07	150,000	152,415
Ras Laffan Liquefied Natural Gas Co., Ltd. III Company Guar. Senior Notes 5.83% due 09/30/16	300,000	301,592

		827,880

PIPELINES — 0.0%
Sonat, Inc. Notes 7.63% due 07/15/11	35,000	36,225

PROPERTY TRUST — 0.1%
WEA Finance LLC/WCI Finance LLC Senior Notes 5.70% due 10/01/16	245,000	245,352

SPECIAL PURPOSE ENTITIES — 0.5%
Mizuho Capital Investment 1, Ltd. Sub. Notes 6.69% due 06/30/16*(7)	426,000	430,414
MUFG Capital Finance 1, Ltd. Company Guar. Notes 6.35% due 07/25/16(7)	335,000	338,315
Resona Preferred Global Securities Cayman, Ltd. Bonds 7.19% due 07/30/15(7)	345,000	361,739

		1,130,468

TELEPHONE-INTEGRATED — 0.3%
Telecom Italia Capital SA Company Guar. Bonds 7.20% due 07/18/36	160,000	168,097
Telefonica Emisiones SAU Company Guar. Notes 5.67% due 06/19/09(2)	500,000	500,412

		668,509

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $5,577,202)		5,656,641

Foreign Government Agencies — 1.0%

SOVEREIGN — 1.0%
Federal Republic of Brazil Bonds 12.25% due 03/06/30	110,000	178,750
Government of Ukraine Notes 6.88% due 03/04/11	220,000	224,994
Government of Ukraine Notes 7.65% due 06/11/13	100,000	107,080
Government of Ukraine Notes 8.90% due 08/05/09	100,000	106,140
Republic of Argentina Bonds 5.59% due 08/03/12(2)	515,000	367,452
Republic of Venezuela Bonds 7.00% due 12/01/18	30,000	30,150
Republic of Venezuela Bonds 9.38% due 01/13/34	165,000	206,498
Republic of Venezuela Bonds 13.63% due 08/15/18	55,000	82,500
Russian Federation Notes 12.75% due 06/24/28	120,000	216,174
United Mexican States Notes 6.07% due 01/13/09	450,000	454,725
United Mexican States Bonds 8.00% due 09/24/22	270,000	327,375

		2,301,838

TOTAL FOREIGN GOVERNMENT AGENCIES (cost $2,238,918)		2,301,838

U.S. Government Agencies — 19.5%

FEDERAL HOME LOAN BANK — 0.6%
4.63% due 02/01/08	1,500,000	1,492,385

FEDERAL HOME LOAN MTG. CORP. — 6.2%
4.50% due 04/01/19	0	0
4.88% due 02/17/09	2,535,000	2,536,181
5.00% due 03/01/19	175,561	173,026
5.50% due 07/01/34	661,608	655,484
6.00% due 12/01/33	1,533,670	1,548,600
6.50% due 05/01/16	111,384	113,580
6.75% due 09/15/29	245,000	298,437
7.00% due 04/01/32	250,729	258,565
5.50% due December TBA	1,400,000	1,383,375
6.50% due December TBA	7,280,000	7,416,500

		14,383,748

FEDERAL NATIONAL MTG. ASSOC. — 11.2%
4.63% due 10/15/13	1,945,000	1,907,259
5.00% due 03/15/16	125,000	125,446
5.00% due 03/01/18	215,353	212,579
5.00% due 04/01/18	42,488	41,951
5.00% due 07/01/18	295,060	291,260
5.00% due 08/01/18	234,518	231,498

5.00% due 09/01/18	874,129	862,871
5.00% due 06/01/19	186,777	184,213
5.00% due December TBA	6,263,000	6,043,795
5.50% due 10/01/17	633,045	635,145
5.50% due 11/01/17	200,219	200,884
5.50% due 12/01/33	2,561,213	2,537,871
6.00% due 08/01/17	349,176	354,955
6.00% due 12/01/33	991,875	1,000,257
6.00% due 07/01/34	500,484	504,003
6.50% due December TBA	2,855,000	2,907,641
7.00% due 12/01/35	1,236,759	1,273,038
7.00% due 01/01/36	391,202	402,678
7.00% due 02/01/36	956,790	984,662
7.00% due 06/01/36	933,043	960,223
7.00% due 07/01/36	299,562	308,289
7.00% due 08/01/36	864,143	889,492
REMIC Series 2006-43, Class G 6.50% due 09/25/33	469,246	477,692
REMIC Series 2006-63, Class AB 6.50% due 10/25/33	471,101	479,757
REMIC Series 2006-63, Class AE 6.50% due 10/25/33	452,257	460,567
REMIC Series 2006-59, Class DC 6.50% due 12/25/33	994,542	1,012,896
REMIC Series 2006-59, Class DA 6.50% due 12/25/33	447,726	455,897
REMIC Series 2006-78, Class BC 6.50% due 01/25/34	403,274	410,630

		26,157,449

GOVERNMENT NATIONAL MTG. ASSOC. — 1.4%
5.50% due 01/15/34	1,496,588	1,491,320
7.50% due 01/15/32	245,054	255,493
6.00% due November TBA	1,510,000	1,530,291

		3,277,104

SOVEREIGN AGENCY — 0.1%
Tennessee Valley Authority Bonds 4.65% due 06/15/35	248,000	230,228

TOTAL U.S. GOVERNMENT AGENCIES (cost $45,675,343)		45,540,914

U.S. Government Treasuries — 2.0%

UNITED STATES GOVERNMENT BONDS — 1.3%
4.50% due 02/15/36	1,640,000	1,582,856
5.38% due 02/15/31	733,000	795,820
6.25% due 05/15/30	595,000	718,462

		3,097,138

UNITED STATES TREASURY NOTES — 0.7%
4.38% due 12/31/07(6)	35,000	34,802
4.63% due 02/29/08(6)	175,000	174,549
4.88% due 05/15/09(6)	480,000	482,737
5.13% due 06/30/08	805,000	809,780
5.13% due 06/30/11	160,000	163,619
5.13% due 05/15/16	10,000	10,396

		1,675,883

Total U.S. Government Treasuries (cost $4,703,653)		4,773,021

Put Options Purchased - 0.0% †

Index/Expiration Date/Exercise Price
US Treasury Notes 5 Yr/ November 2006 /$105	3,000	327
US Treasury Notes 10 Yr/ December 2006 /$106	4,000	63
US Treasury Notes/ November 2006 /$105	1,000	16

TOTAL PUT OPTIONS PURCHASED (cost $1,259)		406

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $232,354,947)		247,182,680

Short-Term Investment Securities — 0.9%

CERTIFICATE OF DEPOSIT — 0.6%
BNP Paribas 5.24% due 11/24/06	1,500,000	1,494,983

COMMERCIAL PAPER — 0.3%
UBS Finance LLC 5.25% due 11/17/06	750,000	748,250

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $2,243,233)		2,243,233

Repurchase Agreement — 2.1%

Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 10/31/06, to be repurchased 11/01/06 in the amount of $4,843,404 and collateralized by Federal National Mtg. Assoc., Notes, bearing interest at 7.13%, due 01/15/30 and having an approximate value of $4,942,356 (cost $4,843,000)	4,843,000	4,843,000

TOTAL INVESTMENTS (cost $239,439,921) @	108.7%	254,268,913

Liabilities in excess of other assets	(8.7)	(20,451,508)

NET ASSETS	100.0%	$233,817,405

†	Non-income producing security

@	See Note 4 for cost of investments on a tax basis

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At October 31, 2006 the aggregate value of these securities was $3,152,560 representing 1.3% net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Commercial Mortgaged Backed Security

(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of October 31, 2006.

(3)	Fair valued security; see Note 1

(4)	Variable rate security the rate reflected is as of October 31, 2006; maturity date reflects next reset date.

(5)	Illiquid security

(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

(7)	Perpetual Maturity date. The maturity date shown represents the next call date.

(8)	To the extent permitted by the Statement of Additional Information, the SunAmerica Balanced Portfolio may invest in restricted securities. These restricted securities are valued pursuant to Note 1. Restricted Securities held by a portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held , publicly traded companies. Lack of secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exists. As of October 31, 2006, the SunAmerica Balanced Portfolio held the following restricted securities:

	Acquisition	Principal/	Acquisition	Market	% of
Name	Date	Shares	Cost	Value	Net Assets
ICO North America, Inc. 7.50%, due 08/15/09	8/11/2005	$35,000	$35,000	$42,000	0.0%
Southern Energy, Inc. 7.90% due 07/15/09	1/10/2006	200,000	200,000	0	0.0

				$42,000	0.0%

ADR	American Depository Receipt
TBA	Securities purchased on a forward commitment basis with an approximate principle amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
Open Futures Contracts

					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation
Contracts	Description	Date	Trade Date	October 31, 2006	(Depreciation)
11 Long	U.S Treasury Bond 3 Year Notes	December 2006	$1,230,812	$1,239,219	$8,407
3 Long	U.S Treasury 5 Year Notes	December 2006	314,540	316,688	2,148
101 Long	U.S Treasury 2 Year Notes	December 2006	20,607,283	20,645,031	37,748
30 Short	U.S Treasury 10 Year Notes	December 2006	3,240,025	3,246,563	(6,537)

					$41,766

SUNAMERICA SERIES TRUST
MFS TOTAL RETURN PORTFOLIO
Massachusetts Financial Service Company
Portfolio of Investments — October 31, 2006
(unaudited)

Common Stock — 59.6%	Shares/ Principal Amount**	Value (Note 1)

ADVERTISING SERVICES — 0.1%

WPP Group PLC	58,330	$747,160

AEROSPACE/DEFENSE — 1.4%

Lockheed Martin Corp.	126,130	10,964,481
Northrop Grumman Corp.	68,910	4,574,935

		15,539,416

AEROSPACE/DEFENSE-EQUIPMENT — 0.6%

United Technologies Corp.	94,170	6,188,852

APPAREL MANUFACTURER — 0.0%

Hanesbrands, Inc.†	6,976	164,634

APPLICATIONS SOFTWARE — 0.7%

Compuware Corp.†	915,890	7,363,756

ATHLETIC FOOTWEAR — 0.4%

NIKE, Inc., Class B	46,680	4,288,958

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.3%

Johnson Controls, Inc.	39,040	3,183,322

BANKS-FIDUCIARY — 1.8%

Bank of New York Co., Inc.	196,160	6,742,019
Mellon Financial Corp.	333,640	12,945,232

		19,687,251

BANKS-SUPER REGIONAL — 3.8%

Bank of America Corp.	494,765	26,652,991
PNC Financial Services Group, Inc.	103,690	7,261,411
SunTrust Banks, Inc.	89,550	7,073,554

		40,987,956

BEVERAGES-NON-ALCOHOLIC — 0.4%

Coca-Cola Co.	45,370	2,119,686
PepsiCo, Inc.	41,740	2,647,986

		4,767,672

BEVERAGES-WINE/SPIRITS — 0.4%

Diageo PLC	207,460	3,838,679

BREWERY — 0.1%

Molson Coors Brewing Co., Class B	22,480	1,600,126

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 1.2%

Masco Corp.	459,810	12,713,746

CELLULAR TELECOM — 0.2%

Vodafone Group PLC ADR	79,944	2,066,552

CHEMICALS-DIVERSIFIED — 0.6%

PPG Industries, Inc.	64,970	4,443,948
The Dow Chemical Co.	37,890	1,545,533

		5,989,481

CHEMICALS-SPECIALTY — 0.2%

Syngenta AG†	14,870	2,401,337

COATINGS/PAINT — 0.1%

The Sherwin-Williams Co.	22,150	1,311,944

COMPUTERS — 0.3%

Hewlett-Packard Co.	84,150	3,259,971

CONSULTING SERVICES — 0.2%

Accenture, Ltd., Class A	79,730	2,623,914

CONTAINERS-METAL/GLASS — 0.8%

Owens-Illinois, Inc.†	503,820	8,363,412

COSMETICS & TOILETRIES — 0.6%

Alberto-Culver Co.	44,290	2,250,375
The Estee Lauder Cos., Inc., Class A	108,560	4,384,738

		6,635,113

DISTRIBUTION/WHOLESALE — 0.3%

W. W. Grainger, Inc.	40,860	2,973,791

DIVERSIFIED MANUFACTURED OPERATIONS — 2.2%

3M Co.	28,370	2,236,691
Cooper Industries, Ltd.	9,310	832,780
General Electric Co.	189,830	6,664,931
Illinois Tool Works, Inc.	8,980	430,411
Tyco International, Ltd.	451,200	13,278,816

		23,443,629

DIVERSIFIED MINERALS — 0.1%

BHP Billiton PLC	69,360	1,337,630

ELECTRIC-INTEGRATED — 2.8%

Dominion Resources, Inc.	78,670	6,371,483
Edison International	36,490	1,621,616
Entergy Corp.	15,980	1,371,563
FirstEnergy Corp.	27,370	1,610,725
FPL Group, Inc.	298,180	15,207,180
PPL Corp.	20,620	711,802
Public Service Enterprise Group, Inc.	41,230	2,517,092
TXU Corp.	19,000	1,199,470

		30,610,931

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.4%

Intel Corp.	184,160	3,929,974

ENTERPRISE SOFTWARE/SERVICE — 0.3%

Oracle Corp.†	183,880	3,396,264

FILTRATION/SEPARATION PRODUCTS — 0.5%

Pall Corp.	186,530	5,950,307

FINANCE-CREDIT CARD — 0.6%

American Express Co.	62,260	3,599,251
Capital One Financial Corp.	38,310	3,039,132

		6,638,383

FINANCE-INVESTMENT BANKER/BROKER — 5.0%

Citigroup, Inc.	260,643	13,073,853
Goldman Sachs Group, Inc.	33,480	6,354,169
JPMorgan Chase & Co.	348,120	16,514,813
KKR Private Equity Investors, LP	36,830	801,053
Lehman Brothers Holdings, Inc.	60,630	4,719,439
Merrill Lynch & Co., Inc.	46,180	4,037,056
Morgan Stanley	38,980	2,979,241
UBS AG	39,510	2,364,278
UBS AG (Virt-x)	47,535	2,838,994

		53,682,896

FINANCE-MORTGAGE LOAN/BANKER — 1.0%

Countrywide Financial Corp.	67,070	2,556,708
Fannie Mae	118,250	7,007,495
Freddie Mac	15,320	1,056,927

		10,621,130

FOOD-MEAT PRODUCTS — 0.2%

Tyson Foods, Inc., Class A	137,250	1,983,262

FOOD-MISC. — 0.8%

General Mills, Inc.	19,020	1,080,716
Kellogg Co.	83,750	4,213,463

Nestle SA	9,990	3,412,845

		8,707,024

FOOD-RETAIL — 0.1%

Kroger Co.	42,750	961,447

INDEPENDENT POWER PRODUCER — 0.2%

NRG Energy, Inc.†	36,640	1,764,216

INDUSTRIAL AUTOMATED/ROBOTIC — 0.3%

Rockwell Automation, Inc.	44,610	2,765,820

INDUSTRIAL GASES — 0.4%

Air Products & Chemicals, Inc.	38,970	2,715,040
Praxair, Inc.	22,320	1,344,780

		4,059,820

INSURANCE-LIFE/HEALTH — 2.0%

AFLAC, Inc.	54,170	2,433,316
CIGNA Corp.	9,120	1,066,858
Conseco, Inc.†	338,010	6,875,123
Genworth Financial, Inc., Class A	339,670	11,358,565

		21,733,862

INSURANCE-MULTI-LINE — 2.3%

ACE, Ltd.	14,930	854,742
Allstate Corp.	204,530	12,549,961
Hartford Financial Services Group, Inc.	62,970	5,489,095
MetLife, Inc.	107,610	6,147,759

		25,041,557

INSURANCE-PROPERTY/CASUALTY — 0.8%

Chubb Corp.	26,130	1,388,809
The St. Paul Travelers Cos., Inc.	132,290	6,763,988

		8,152,797

INTERNET SECURITY — 0.4%

Symantec Corp.†	216,330	4,291,987

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.3%

Franklin Resources, Inc.	29,730	3,388,031

MACHINE TOOLS & RELATED PRODUCTS — 0.0%

Finning International, Inc.	2,370	83,893

MACHINERY-FARMING — 0.6%

Deere & Co.	81,630	6,949,162

MEDICAL INSTRUMENTS — 0.1%

Boston Scientific Corp.†	101,980	1,622,502

MEDICAL PRODUCTS — 1.1%

Johnson & Johnson	176,250	11,879,250

MEDICAL-BIOMEDICAL/GENE — 0.8%

Amgen, Inc.†	94,080	7,141,613
Millipore Corp.†	22,010	1,420,305

		8,561,918

MEDICAL-DRUGS — 2.3%

Abbott Laboratories	24,720	1,174,447
Eli Lilly & Co.	83,190	4,659,472
Merck & Co., Inc.	153,800	6,985,596
Wyeth	228,850	11,678,216

		24,497,731

MEDICAL-HMO — 0.3%

WellPoint, Inc.†	47,530	3,627,490

MEDICAL-HOSPITALS — 0.2%

Tenet Healthcare Corp.†	381,720	2,694,943

MULTIMEDIA — 0.6%

E.W. Scripps Co., Class A	47,420	2,345,393
Time Warner, Inc.	50,670	1,013,907
Viacom, Inc., Class B†	70,245	2,733,935
Walt Disney Co.	25,350	797,511

		6,890,746

NETWORKING PRODUCTS — 0.3%

Cisco Systems, Inc.†	151,190	3,648,215

OIL & GAS DRILLING — 0.9%

GlobalSantaFe Corp.	89,840	4,662,696
Noble Corp.	66,590	4,667,959

		9,330,655

OIL COMPANIES-EXPLORATION & PRODUCTION — 2.0%

Apache Corp.	139,940	9,140,881
Devon Energy Corp.	173,440	11,592,729
EOG Resources, Inc.	20,520	1,365,196

		22,098,806

OIL COMPANIES-INTEGRATED — 3.5%

Chevron Corp.	56,701	3,810,307
ConocoPhillips	61,390	3,698,134
Exxon Mobil Corp.	208,976	14,925,066
Hess Corp.	176,120	7,467,488
Royal Dutch Shell PLC, Class A ADR	15,600	1,086,072
Total SA ADR	103,200	7,032,048

		38,019,115

PAPER & RELATED PRODUCTS — 0.6%

Bowater, Inc.	182,530	3,816,702
International Paper Co.	29,790	993,497
MeadWestvaco Corp.	57,110	1,571,667
Smurfit-Stone Container Corp.†	35,580	379,283

		6,761,149

PIPELINES — 0.6%

Questar Corp.	12,670	1,032,352
Williams Cos., Inc.	233,040	5,693,167

		6,725,519

PUBLISHING-NEWSPAPERS — 0.9%

New York Times Co., Class A	394,570	9,536,757

RETAIL-BUILDING PRODUCTS — 0.2%

Home Depot, Inc.	47,410	1,769,815

RETAIL-DISCOUNT — 0.3%

Wal-Mart Stores, Inc.	71,800	3,538,304

RETAIL-MAJOR DEPARTMENT STORES — 0.7%

Saks, Inc.	373,970	7,232,580

RETAIL-OFFICE SUPPLIES — 0.5%

OfficeMax, Inc.	117,330	5,582,561

RETAIL-REGIONAL DEPARTMENT STORES — 0.5%

Federated Department Stores, Inc.	124,540	5,468,551

SAVINGS & LOANS/THRIFTS — 0.3%

New York Community Bancorp, Inc.	176,860	2,891,661

SEMICONDUCTOR EQUIPMENT — 0.0%

Applied Materials, Inc.	22,980	399,622

SEMICONDUCTORS COMPONENTS-INTEGRATED CIRCUITS — 0.1%

Analog Devices, Inc.	20,200	642,764

TELECOM SERVICES — 0.6%

Embarq Corp.	48,270	2,333,854
TELUS Corp.	55,720	3,221,782
TELUS Corp. (Non Voting Shares)	7,900	453,057

		6,008,693

TELECOMMUNICATION EQUIPMENT — 0.9%

Nortel Networks Corp.†	4,339,260	9,676,550

TELEPHONE-INTEGRATED — 1.8%

AT&T, Inc.	104,020	3,562,685
Sprint Corp.	198,330	3,706,788
Verizon Communications, Inc.	341,460	12,634,020

		19,903,493

TELEVISION — 0.4%

CBS Corp., Class B	163,432	4,729,722

THERAPEUTICS — 0.2%

Warner Chilcott, Ltd.†	137,800	1,818,960

TOBACCO — 1.7%

Altria Group, Inc.	230,190	18,721,353

TOYS — 0.5%

Hasbro, Inc.	35,450	918,864
Mattel, Inc.	185,190	4,190,850

		5,109,714

TRANSPORT-RAIL — 0.7%

Burlington Northern Santa Fe Corp.	46,430	3,599,718
Norfolk Southern Corp.	65,650	3,451,220

		7,050,938

TRANSPORT-TRUCK — 0.0%

Con-way, Inc.	3,440	162,265

WATER TREATMENT SYSTEMS — 0.2%

Nalco Holding Co.†	98,820	1,999,128

TOTAL COMMON STOCK (cost $554,567,229)		644,792,535

Asset Backed Securities — 3.6%

DIVERSIFIED FINANCIAL SERVICES — 3.6%

Banc of America Commercial Mtg., Inc. Series 2005-2, Class A5 4.86% due 07/10/42(1)	$1,000,000	971,241
Banc of America Commercial Mtg., Inc. Series 2005-6, Class AM 5.18% due 09/10/47(1)(2)	357,445	353,926
Banc of America Commercial Mtg., Inc. Series 2005-6, Class A4 5.18% due 09/10/47(1)(2)	500,000	496,602
Bayview Financial Revolving Mtg. Loan Trust Series 2005-E, Class M1 6.12% due 12/28/40*(2)(3)	850,000	851,203
Bear Stearns Commercial Mtg. Securities, Inc. Series 2005-PWR7, Class A3 5.12% due 02/11/41(2)	572,496	566,490
Capital Trust Re CDO, Ltd. Series 2005-3A, Class A2 5.16% due 06/25/35*(3)	1,000,000	984,531
Chase Commercial Mtg. Securities Corp. Series 2000-2, Class A1 7.54% due 07/15/32(2)	55,764	57,141
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2006-CD3, Class AM 5.65% due 10/15/48(3)(4)	1,300,000	1,322,750
Countrywide Asset-Backed Certificates Series 2005-1, Class AF3 4.58% due 05/25/35	35,870	35,561
Countrywide Asset-Backed Certificates Series 2005-3, Class AF3 4.82% due 03/25/35	610,000	605,310
Countrywide Asset-Backed Certificates Series 2006-15, Class A3 5.69% due 10/25/36	550,000	552,664
CPS Auto Trust Series 2003-A, Class A2 2.89% due 12/15/09*	16,900	16,641
Credit Suisse Mtg. Capital Certificates Series 2006-C4, Class AM 5.51% due 09/15/39(1)	704,005	712,119
Crimmi Mae Commercial Mtg. Trust Series 1998-1, Class C 6.70% due 05/20/08*(1)	71,909	71,837
Crimmi Mae Commercial Mtg. Trust Series 1998-C1, Class A2 7.00% due 06/02/33*(1)(3)	452,279	452,682
Deutsche Mtg. & Asset Receiving Corp. Series 1998-C1, Class A2 6.54% due 06/15/31(1)	450,234	454,406
Falcon Franchise Loan LLC* Series 2000-1, Class A1 7.38% due 05/05/10	182,494	187,403
GE Capital Commercial Mtg. Corp. Series 2006-C1, Class AM 5.34% due 03/10/44(1)(2)	630,000	632,886

GMAC Mtg. Corp. Loan Trust Series 2006-HE3, Class A3 5.81% due 10/25/36	641,000	647,100
Greenwich Capital Commercial Funding Corp. Series 2005-GG3, Class A2 4.31% due 08/10/42(1)	633,450	618,807
Greenwich Capital Commercial Funding Corp. Series 2005-GG5, Class A5 5.22% due 04/10/37	729,927	727,001
Greenwich Capital Commercial Funding Corp. Series 2004-GG1, Class A7 5.32% due 06/10/36(1)	293,478	294,302
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM 6.11% due 06/10/16(4)	600,000	629,219
JP Morgan Chase Commercial Mtg. Securities Corp Series 2006-LDP6, Class A4 5.47% due 04/15/43(1)	1,270,000	1,285,588
JP Morgan Chase Commercial Mtg. Securities Corp Series 2006-LDP7, Class A4 6.07% due 04/15/45(1)(2)	1,270,000	1,331,639
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP2, Class AM 4.78% due 07/15/42(1)	765,000	736,377
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-CB12, Class AM 4.95% due 09/12/37(1)	800,000	778,057
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP1, Class A4 5.04% due 03/15/46(1)	959,574	943,473
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-CB13, Class A4 5.29% due 01/12/43(1)(2)	1,050,000	1,054,237
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2004-C2, Class A3 5.38% due 05/15/41(1)(2)	192,837	192,828
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP8, Class AM 5.44% due 05/15/45(1)	584,335	588,266
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-CB16, Class A4 5.55% due 05/12/45(1)	1,270,000	1,292,806
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-CB15, Class AM 5.86% due 06/12/43(1)	1,210,000	1,259,175
LB Commercial Conduit Mtg. Trust Series 1998-C1, Class A3 6.48% due 01/18/08(1)	929,891	936,503
LB-UBS Commercial Mtg. Trust Series 2006-C6, Class AM 5.41% due 09/15/39(1)	310,137	311,791
Lehman Large Loan Series 1997-LLI, Class B 6.95% due 03/12/07(4)	140,000	140,689
Merrill Lynch Mtg. Trust Series 2005-LC1, Class AM 5.26% due 01/12/44(1)(2)	529,000	529,623
Merrill Lynch Mtg. Trust Series 2006-C1, Class AM 5.66% due 05/12/39(1)	1,105,000	1,138,114
Morgan Stanley Capital I Asset Backed Series 1998-HF2, Class X 0.70% due 11/15/30*(1)(2)(5)	18,181,208	243,854
Morgan Stanley Capital I Asset Backed Series 2005-HQ5, Class A4 5.16% due 01/14/42(1)	381,582	378,419
Multi-Family Capital Access One, Inc. Asset Backed Series 1-A 6.65% due 01/15/24(1)	174,900	178,125
RAAC Series 2004-SP3, Class AI3 4.97% due 09/25/34(4)	425,000	415,394
Residential Asset Mtg. Products, Inc. Series 2005-RS1, Class AI3 4.11% due 03/25/29	441,287	434,754
Residential Funding Mtg. Securities I, Inc. Series 2005-HS2, Class AI3 5.32% due 01/25/24	669,000	666,337
Spirit Master Funding LLC Pass Through Series 2005-1, Class A1 5.05% due 07/20/23*(2)	851,311	838,446
Structured Asset Securities Corp. Series 2005-4XS, Class 1A2B 4.67% due 03/25/35	1,490,491	1,473,254
TIAA Real Estate CDO, Ltd. Series 1999-1, Class A 7.17% due 01/15/32*(2)	471,469	474,174
Wachovia Bank Commercial Mtg. Trust Series 2005-C16, Class A4 4.85% due 10/15/41(1)	950,000	923,317
Wachovia Bank Commercial Mtg. Trust Series 2005-C18, Class A4 4.94% due 04/15/42(1)	1,440,000	1,405,306

Wachovia Bank Commercial Mtg. Trust Series 2005-C17, Class A4 5.08% due 03/15/42(2)	964,051	949,390
Wachovia Bank Commercial Mtg. Trust Series 2005-C22, Class AM 5.32% due 12/15/44(2)(3)	837,000	838,926
Wachovia Bank Commercial Mtg. Trust Series 2005-C21, Class AM 5.37% due 10/17/44(2)(3)	694,000	691,515
Wachovia Bank Commercial Mtg. Trust Series 2006-C23, Class AM 5.47% due 01/15/45(2)	1,133,000	1,142,541
Wachovia Bank Commercial Mtg. Trust Series 2006-C28, Class AM 5.65% due 10/15/48(2)(4)	1,300,000	1,317,063
Wachovia Bank Commercial Mtg. Trust Series 2006-C27, Class AM 5.80% due 07/15/45(2)(3)	810,000	836,549
Wachovia Bank Commercial Mtg. Trust Series 2006-C26, Class AM 5.96% due 06/15/45(1)(2)(3)	830,000	872,119

TOTAL ASSET BACKED SECURITIES (cost $38,639,001)		38,840,471

Corporate Bonds & Notes — 7.6%

AEROSPACE/DEFENSE — 0.0%

Raytheon Co. Notes 6.15% due 11/01/08	414,000	420,972

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.1%

Johnson Controls, Inc. Senior Notes 5.50% due 01/15/16	780,000	765,600

BANKS-COMMERCIAL — 0.2%

Nordea Bank AB Bonds 5.42% due 04/20/15*(6)	467,000	450,594
UBS AG Sub. Notes 5.88% due 07/15/16	810,000	834,632
UniCredito Italiano Capital Trust Bank Guar. Notes 9.20% due 10/05/10*(7)	612,000	691,607

		1,976,833

BANKS-MONEY CENTER — 0.1%

HBOS Capital Funding LP Company Guar. Bonds 6.07% due 06/30/14*(7)	423,000	431,068
RBS Capital Trust II Bonds 6.43% due 01/29/34	679,000	695,268

		1,126,336

BANKS-SUPER REGIONAL — 0.4%

Bank of America Corp. Senior Notes 5.38% due 06/15/14	520,000	523,306
Bank of America Corp. Sub. Notes 7.40% due 01/15/11	1,089,000	1,178,912
Wachovia Corp. Sub. Notes 5.25% due 08/01/14	1,565,000	1,551,380
Wells Fargo & Co. Sub. Notes 5.13% due 09/15/16	168,000	164,852
Wells Fargo Bank NA Sub. Notes 4.75% due 02/09/15	1,513,000	1,452,495

		4,870,945

BREWERY — 0.1%

Miller Brewing Co. Notes 5.50% due 08/15/13*	1,373,000	1,358,836

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.1%

CRH America, Inc. Notes 6.95% due 03/15/12	687,000	729,008
Owens Corning, Inc. Senior Notes 6.50% due 12/01/16*	280,000	284,728
Owens Corning, Inc. Senior Notes 7.00% due 12/01/36*	100,000	101,121

		1,114,857

CABLE TV — 0.1%

Cox Communications, Inc. Notes 4.63% due 06/01/13	985,000	919,467

CELLULAR TELECOM — 0.0%

Cingular Wireless LLC Senior Notes 6.50% due 12/15/11	326,000	342,445

COMMERCIAL MORTGAGE BACKED SECURITIES — 0.1%

Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2005-CD1, Class A3 5.23% due 09/15/20(7)	550,000	550,564

CONSUMER PRODUCTS-MISC. — 0.1%

Fortune Brands, Inc. Notes 5.13% due 01/15/11	808,000	793,151

DIVERSIFIED FINANCIAL SERVICES — 0.1%

General Electric Capital Corp. Notes Series A 5.45% due 01/15/13	203,000	206,045
General Electric Capital Corp. Notes Series A 6.75% due 03/15/32	1,074,000	1,240,123
General Electric Capital Corp. Debentures 8.75% due 05/21/07	109,000	110,983

		1,557,151

ELECTRIC-DISTRIBUTION — 0.1%

Hydro-Quebec Company Guar. Notes Series JL 6.30% due 05/11/11	820,000	860,361

ELECTRIC-GENERATION — 0.0%

System Energy Resources, Inc. Sec. Bonds 5.13% due 01/15/14*	393,538	384,994

ELECTRIC-INTEGRATED — 0.8%

Dominion Resources, Inc. Senior Notes 5.15% due 07/15/15	824,000	799,329
Exelon Generation Co. LLC Senior Notes 6.95% due 06/15/11	841,000	891,180
FirstEnergy Corp. Senior Notes Series B 6.45% due 11/15/11	1,089,000	1,139,368
MidAmerican Energy Holdings Co. Senior Notes 3.50% due 05/15/08	411,000	400,253
Midamerican Energy Holdings Co. Senior Notes 5.88% due 10/01/12	340,000	347,923
Midamerican Energy Holdings Co. Bonds 6.13% due 04/01/36	685,000	704,411
Midamerican Funding LLC Sec. Notes 6.93% due 03/01/29	166,000	186,542
Northeast Utilities Notes Series A 8.58% due 12/01/06	25,440	25,454
Pacific Gas & Electric Co. Notes 4.80% due 03/01/14	210,000	202,713
Progress Energy, Inc. Senior Notes 7.10% due 03/01/11	1,071,000	1,146,797
PSEG Power LLC Senior Notes 5.50% due 12/01/15	409,000	400,470
PSEG Power LLC Company Guar. Notes 6.95% due 06/01/12	313,000	332,709
TXU Electric Delivery Co. Debs. 7.00% due 09/01/22	735,000	801,461
TXU Energy Co. Senior Notes 7.00% due 03/15/13	698,000	735,247
Waterford 3 Funding Bonds 8.09% due 01/02/17	190,749	196,869

		8,310,726

FINANCE-CONSUMER LOANS — 0.1%

HSBC Finance Corp. Notes 5.25% due 01/14/11	725,000	726,479

FINANCE-CREDIT CARD — 0.2%

American Express Co. Senior Notes 5.50% due 09/12/16	1,210,000	1,217,959
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	720,000	740,952

		1,958,911

FINANCE-INVESTMENT BANKER/BROKER — 0.8%

Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	1,729,000	1,688,815
Credit Suisse First Boston USA, Inc. Notes 4.13% due 01/15/10	729,000	706,366
Credit Suisse First Boston USA, Inc. 4.88% due 08/15/10	608,000	601,807
Goldman Sachs Group, Inc. Senior Notes 5.70% due 09/01/12	790,000	804,873
Lehman Brothers Holdings, Inc. Notes 5.50% due 04/04/16	193,000	193,172
Lehman Brothers Holdings, Inc. Senior Notes 8.25% due 06/15/07	513,000	522,091
Merrill Lynch & Co., Inc. Notes 5.45% due 07/15/14	946,000	950,856
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	741,000	773,149
Morgan Stanley Sub. Notes 4.75% due 04/01/14	609,000	582,698
Morgan Stanley Senior Notes 5.75% due 10/18/16	100,000	101,612
Morgan Stanley Notes 6.75% due 04/15/11	664,000	702,556
UBS Preferred Funding Trust V Sub. Notes 6.24% due 05/15/16(7)	1,060,000	1,101,995

		8,729,990

FINANCE-LEASING COMPANY — 0.1%

Boeing Capital Corp. Notes 6.50% due 02/15/12	1,282,000	1,360,864

FINANCE-MORTGAGE LOAN/BANKER — 0.1%

Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	906,000	922,845

FOOD-MISC. — 0.1%

Cadbury Schweppes U.S. Finance LLC Notes 5.13% due 10/01/13*	1,229,000	1,193,972

HOTEL/MOTEL — 0.1%

Marriott International, Inc. Notes 6.20% due 06/15/16	940,000	949,407

INSURANCE-MULTI-LINE — 0.1%

MetLife, Inc. Senior Notes 6.50% due 12/15/32	272,000	296,123
The Allstate Corp. Senior Notes 5.55% due 05/09/35	83,000	80,117
The Allstate Corp. Senior Notes 6.13% due 12/15/32	604,000	627,495

		1,003,735

MACHINE TOOLS & RELATED PRODUCTS — 0.1%

Kennametal, Inc. Senior Notes 7.20% due 06/15/12	710,000	753,259

MEDICAL PRODUCTS — 0.1%

Baxter International, Inc. Senior Bonds 5.90% due 09/01/16	816,000	841,649

MEDICAL-DRUGS — 0.1%

Allergan, Inc. Senior Notes 5.75% due 04/01/16*	800,000	811,561
Wyeth Notes 5.50% due 03/15/13	773,000	778,257

		1,589,818

MEDICAL-HOSPITALS — 0.1%

HCA, Inc. Senior Notes 6.95% due 05/01/12	641,000	566,484
HCA, Inc. Senior Notes 8.75% due 09/01/10	165,000	166,650

		733,134

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.1%

Cardinal Health, Inc. Notes 5.85% due 12/15/17	1,045,000	1,047,461

MULTIMEDIA — 0.2%

News America Holdings, Inc. Company Guar. Debentures 8.50% due 02/23/25	444,000	525,734
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	240,000	234,366

Walt Disney Co. Notes 5.63% due 09/15/16	696,000	704,082
Walt Disney Co. Senior Notes 6.38% due 03/01/12	924,000	973,291

		2,437,473

NETWORKING PRODUCTS — 0.1%

Cisco Systems, Inc. Senior Notes 5.50% due 02/22/16	700,000	708,068

NON-HAZARDOUS WASTE DISPOSAL — 0.1%

Waste Management, Inc. Senior Notes 7.00% due 07/15/28	458,000	504,238
Waste Management, Inc. Senior Notes 7.38% due 08/01/10	601,000	643,836

		1,148,074

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.3%

Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	420,000	426,546
Devon OEI Operating, Inc. Company Guar. Senior Notes 7.25% due 10/01/11	748,000	803,951
Ocean Energy, Inc. Company Guar. Senior Notes 4.38% due 10/01/07	600,000	594,264
Pemex Project Funding Master Trust Company Guar. Notes 8.63% due 02/01/22	120,000	146,400
XTO Energy, Inc. Senior Notes 5.65% due 04/01/16	1,040,000	1,033,951

		3,005,112

OIL REFINING & MARKETING — 0.1%

Valero Energy Corp. Senior Notes 6.88% due 04/15/12	1,065,000	1,133,806

OIL-FIELD SERVICES — 0.0%

Halliburton Co. Notes 5.50% due 10/15/10	502,000	505,489

PAPER & RELATED PRODUCTS — 0.0%

MeadWestvaco Corp. Company Guar. Debentures 6.80% due 11/15/32	333,000	320,427

PIPELINES — 0.2%

CenterPoint Energy Resources Corp. Senior Notes Series B 7.88% due 04/01/13	382,000	426,547
Duke Capital LLC Senior Notes 8.00% due 10/01/19	408,000	479,222
Kinder Morgan Energy Partners LP Notes 5.13% due 11/15/14	217,000	207,158
Kinder Morgan Energy Partners LP Senior Notes 6.75% due 03/15/11	494,000	516,277
Kinder Morgan Energy Partners LP Senior Notes 7.40% due 03/15/31	110,000	121,150
Kinder Morgan Energy Partners LP Senior Bonds 7.75% due 03/15/32	212,000	242,952

		1,993,306

REAL ESTATE INVESTMENT TRUSTS — 0.5%

Boston Properties LP Senior Notes 5.00% due 06/01/15	147,000	140,873
HRPT Properties Trust Senior Notes 6.25% due 08/15/16	773,000	797,378
Kimco Realty Corp. Senior Notes 6.00% due 11/30/12	750,000	775,847
Prologis Senior Notes 5.75% due 04/01/16	970,000	973,375
Simon Property Group LP Notes 5.10% due 06/15/15	392,000	381,499
Simon Property Group LP Sub. Notes 6.38% due 11/15/07	636,000	641,410
Vornado Realty LP Notes 5.63% due 06/15/07	2,023,000	2,020,916

		5,731,298

REAL ESTATE MANAGEMENT/SERVICES — 0.1%

EOP Operating LP Notes 8.10% due 08/01/10	500,000	542,775
Socgen Real Estate Co. LLC Bonds 7.64% due 09/30/07*(6)	1,051,000	1,072,013

		1,614,788

REAL ESTATE OPERATIONS & DEVELOPMENT — 0.2%

EOP Operating LP Notes 6.80% due 01/15/09	1,981,000	2,040,923

RETAIL-APPAREL/SHOE — 0.1%

Ltd. Brands Senior Notes 5.25% due 11/01/14	934,000	888,318

RETAIL-BUILDING PRODUCTS — 0.1%

Home Depot, Inc. Senior Notes 5.40% due 03/01/16	1,026,000	1,024,429

RETAIL-DISCOUNT — 0.1%

Wal Mart Stores, Inc. 5.25% due 09/01/35	1,003,000	943,445

RETAIL-DRUG STORE — 0.0%

CVS Corp. Senior Notes 5.75% due 08/15/11	420,000	426,439

RETAIL-MAJOR DEPARTMENT STORES — 0.1%

May Department Stores Co. Notes 5.75% due 07/15/14	800,000	790,580

SOVEREIGN — 0.1%

AID-Egypt Notes 4.45% due 09/15/15	785,000	762,075
State of Israel Bonds 4.63% due 06/15/13	658,000	626,458

		1,388,533

SOVEREIGN AGENCY — 0.0%

Financing Corp. Bonds 9.65% due 11/02/18	235,000	331,936

SPECIAL PURPOSE ENTITIES — 0.2%

BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	1,009,000	967,030
Fund American Cos., Inc. Notes 5.88% due 05/15/13	484,000	483,878
Natexis Ambs Co. LLC Bonds 8.44% due 06/30/08*(6)	215,000	225,274

		1,676,182

TELEPHONE-INTEGRATED — 0.5%

BellSouth Corp. Bonds 6.55% due 06/15/34	662,000	684,356
SBC Communications, Inc. Notes 6.15% due 09/15/34	844,000	843,923
TCI Communications Financing III Company Guar. Notes 9.65% due 03/31/27	1,434,000	1,519,402
Verizon New York, Inc. Debentures Series A 6.88% due 04/01/12	1,848,000	1,928,743

		4,976,424

TELEVISION — 0.1%

CBS Corp. Company Guar. Notes 6.63% due 05/15/11	495,000	515,455
Hearst-Argyle Television, Inc. Debentures 7.50% due 11/15/27	800,000	835,544

		1,350,999

TRANSPORT-RAIL — 0.1%

CSX Corp. Senior Notes 6.75% due 03/15/11	318,000	335,739
Union Pacific Corp. Notes 6.13% due 01/15/12	227,000	235,268

		571,007

TOTAL CORPORATE BONDS & NOTES (cost $81,916,377)		82,171,818

Foreign Corporate Bonds & Notes — 1.0%

BANKS-COMMERCIAL — 0.2%

Woori Bank Sub. Debentures 6.13% due 05/03/11*(7)	1,480,000	1,521,501

BANKS-MONEY CENTER — 0.1%

DBS Capital Funding Corp. Company Guar. Sr. Notes 7.66% due 03/15/11*(6)	669,000	724,991

BEVERAGES-WINE/SPIRITS — 0.1%

Diageo Finance BV Company Guar. Bonds 5.50% due 04/01/13	970,000	974,144

BUILDING PRODUCTS-CEMENT — 0.1%

Hanson PLC Notes 6.13% due 08/15/16	1,010,000	1,028,253
Lafarge SA Notes 6.50% due 07/15/16(7)	374,000	389,568

		1,417,821

INSURANCE-MULTI-LINE — 0.1%

ING Groep NV Bonds 5.78% due 12/08/15(6)	1,270,000	1,264,333

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.1%

Nexen, Inc. Bonds 5.88% due 03/10/35	600,000	574,062
Ras Laffan Liquefied Natural Gas Co., Ltd. III Company Guar. Senior Notes 5.83% due 09/30/16*	530,000	532,812

		1,106,874

SPECIAL PURPOSE ENTITIES — 0.2%

Mizuho Capital Investment 1, Ltd. Sub. Notes 6.69% due 06/30/16*(6)	990,000	1,000,258
MUFG Capital Finance 1, Ltd. Company Guar. Notes 6.35% due 07/25/16(6)	758,000	765,500
UFJ Finance Aruba AEC Company Guar. Notes 6.75% due 07/15/13	725,000	776,767

		2,542,525

TELEPHONE-INTEGRATED — 0.1%

Telecom Italia Capital Company Guar. Notes 5.25% due 11/15/13	343,000	328,065
Telefonica Europe BV Company Guar. Notes 7.75% due 09/15/10	350,000	378,730

		706,795

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $10,191,996)		10,258,984

Foreign Government Agencies — 0.2%

SOVEREIGN — 0.2%

United Mexican States Notes 5.63% due 01/15/17	486,000	485,757
United Mexican States Notes 6.38% due 01/16/13	547,000	574,897
United Mexican States Notes 6.63% due 03/03/15	48,000	51,504
United Mexican States Notes Series A 7.50% due 04/08/33	494,000	579,462

		1,691,620

TOTAL FOREIGN GOVERNMENT AGENCIES (cost $1,636,311)		1,691,620

U.S. Government Agencies — 15.2%

FEDERAL HOME LOAN BANK — 0.1%
3.90% due 02/25/08	570,000	561,981

FEDERAL HOME LOAN MTG. CORP. — 3.9%
3.75% due 11/15/06	2,794,000	2,792,164
4.50% due 08/01/18	1,060,603	1,026,990
4.50% due 11/01/18	1,386,986	1,343,029
4.50% due 01/01/19	925,643	896,306
4.50% due 03/01/19	89,346	86,496
4.50% due 08/01/19	62,317	60,262
4.50% due 02/01/20	418,704	404,896
4.50% due 04/01/35	338,301	317,531
4.50% due 04/01/35	240,730	226,260
4.50% due 04/01/35	222,223	208,945
5.00% due 03/01/18	629,441	621,042
5.00% due 05/01/18	733,347	723,561
5.00% due 02/01/19	1,008,418	993,857
5.00% due 08/01/20	415,188	408,974
5.00% due 09/01/33	2,226,006	2,156,294
5.00% due 11/01/33	1,103,238	1,068,688
5.00% due 03/01/34	527,320	510,451
5.00% due 04/01/34	284,303	275,208
5.00% due 05/01/35	343,461	332,002
5.00% due 07/01/35	1,270,565	1,228,177
5.00% due 08/01/35	1,128,121	1,090,485
5.00% due 09/01/35	519,370	502,043
5.00% due 10/01/35	2,740,394	2,740,394
5.50% due 01/01/19	575,769	576,791
5.50% due 04/01/19	35,381	35,478
5.50% due 06/01/19	29,616	29,669
5.50% due 07/01/19	284,863	285,368
5.50% due 12/01/20	157,520	157,681
5.50% due 03/01/21	408,479	408,930
5.50% due 06/01/25	790,695	788,128
5.50% due 07/01/25	373,481	372,268
5.50% due 08/01/25	576,073	574,203

5.50% due 09/01/25	546,418	544,644
5.50% due 05/01/33	1,650,738	1,637,130
5.50% due 12/01/33	396,499	393,230
5.50% due 01/01/34	1,628,047	1,614,626
5.50% due 04/01/34	192,568	190,785
5.50% due 11/01/34	119,244	118,140
5.50% due 05/01/35	94,430	93,448
5.50% due 07/01/35	777,267	769,185
5.50% due 07/01/35	360,506	356,467
5.50% due 08/01/35	780,548	771,804
5.50% due 09/01/35	282,270	279,335
5.50% due 10/01/35	903,588	894,193
5.50% due 06/01/36	641,642	634,007
6.00% due 04/01/16	110,130	111,802
6.00% due 04/01/17	182,557	185,356
6.00% due 07/01/17	103,724	105,314
6.00% due 10/01/17	136,765	138,861
6.00% due 08/01/19	156,176	158,490
6.00% due 08/01/19	700,416	710,790
6.00% due 09/01/19	180,814	183,492
6.00% due 11/01/19	281,727	285,950
6.00% due 05/01/21	269,765	273,648
6.00% due 02/01/23	676,858	687,553
6.00% due 12/01/25	259,319	262,765
6.00% due 02/01/26	280,409	284,135
6.00% due 04/01/34	172,722	174,127
6.00% due 07/01/34	1,018,848	1,027,139
6.00% due 08/01/34	2,262,963	2,281,376
6.00% due 09/01/34	193,038	194,609
6.00% due 07/01/35	385,698	388,420
6.00% due 08/01/35	340,461	342,863
6.00% due 10/01/35	377,857	380,286
6.00% due 03/01/36	371,731	374,265
6.00% due 07/01/36	332,867	335,136
6.00% due 07/01/36	789,973	794,864
6.50% due 05/01/34	117,638	120,114
6.50% due 06/01/34	173,267	176,915
6.50% due 08/01/34	678,157	692,433
6.50% due 10/01/34	428,099	438,745
6.50% due 11/01/34	15,120	15,438

		42,664,451

FEDERAL NATIONAL MTG. ASSOC. — 9.9%

3.00% due 03/02/07	1,178,000	1,168,757
4.01% due 08/01/13	86,199	81,274
4.02% due 08/01/13	301,673	285,322
4.50% due 04/01/18	738,780	716,268
4.50% due 06/01/18	877,907	851,156
4.50% due 07/01/18	579,519	561,861
4.50% due 03/01/19	711,161	688,713
4.50% due 04/01/20	687,755	666,046
4.50% due 05/01/20	230,921	223,434

4.50% due 07/01/20	225,700	218,576
4.50% due 02/01/35	306,211	287,803
4.50% due 03/01/35	1,277,825	1,199,231
4.52% due 05/01/14	750,039	726,205
4.63% due 04/01/14	212,892	206,139
4.67% due 04/01/13	86,501	84,573
4.76% due 10/01/15	176,553	172,377
4.82% due 12/01/12	706,625	696,751
4.85% due 08/01/14	441,877	435,788
4.88% due 03/01/20	176,282	174,213
4.93% due 05/01/15	1,325,254	1,311,839
4.94% due 08/01/15	200,000	195,207
4.98% due 09/01/15	118,348	117,150
5.00% due 02/01/18	76,468	75,483
5.00% due 02/01/18	2,749,560	2,714,824
5.00% due 11/01/18	1,038,986	1,025,606
5.00% due 07/01/19	667,639	658,475
5.00% due 09/01/19	343,262	338,550
5.00% due 11/01/19	838,372	826,865
5.00% due 05/01/20	1,143,535	1,126,421
5.00% due 07/01/20	429,047	422,626
5.00% due 03/01/34	693,686	671,426
5.00% due 05/01/34	542,369	524,650
5.00% due 06/01/34	212,129	205,199
5.00% due 08/01/34	320,169	309,710
5.00% due 09/01/34	830,204	803,083
5.00% due 11/01/34	187,662	181,532
5.00% due 12/01/34	192,517	186,228
5.00% due 06/01/35	723,720	698,968
5.00% due 07/01/35	4,032,445	3,894,530
5.00% due 08/01/35	613,455	592,474
5.25% due 04/15/07	3,654,000	3,652,688
5.37% due 02/01/13	298,171	300,385
5.50% due 11/01/17	667,019	669,232
5.50% due 01/01/18	896,390	899,363
5.50% due 02/01/18	566,897	568,581
5.50% due 07/01/19	1,409,480	1,412,579
5.50% due 08/01/19	338,978	339,723
5.50% due 09/01/19	744,191	745,826

5.50% due 11/01/19	122,829	123,098
5.50% due 12/01/19	196,843	197,276
5.50% due 01/01/21	434,866	435,485
5.50% due 05/01/25	486,443	484,468
5.50% due 06/01/25	330,283	328,943
5.50% due 02/01/33	1,040,621	1,031,137
5.50% due 03/01/33	550,847	545,827
5.50% due 06/01/33	1,224,539	1,213,378
5.50% due 07/01/33	4,953,683	4,908,537
5.50% due 11/01/33	1,438,645	1,425,534
5.50% due 12/01/33	262,929	260,533
5.50% due 01/01/34	917,951	909,585
5.50% due 02/01/34	1,446,060	1,432,881
5.50% due 02/01/34	344,280	340,830
5.50% due 03/01/34	70,030	69,392
5.50% due 03/01/34	67,488	66,812
5.50% due 04/01/34	410,004	405,895
5.50% due 04/01/34	144,785	143,479
5.50% due 05/01/34	1,550,730	1,535,188
5.50% due 06/01/34	275,646	272,882
5.50% due 07/01/34	2,571,643	2,545,868
5.50% due 08/01/34	809,461	801,348
5.50% due 09/01/34	3,821,632	3,783,325
5.50% due 10/01/34	3,387,106	3,353,157
5.50% due 11/01/34	6,567,742	6,501,911
5.50% due 12/01/34	2,973,294	2,943,491

5.50% due 01/01/35	3,742,658	3,705,145
5.50% due 02/01/35	233,188	230,851
5.50% due 02/01/35	457,255	452,132
5.50% due 03/01/35	465,278	460,065
5.50% due 04/01/35	700,432	692,585
5.50% due 08/01/35	305,943	302,515
5.50% due 09/01/35	2,117,410	2,093,688
5.50% due 10/01/35	588,099	581,511
5.50% due 04/01/36	447,459	442,446
5.72% due 02/01/09	385,000	386,506
6.00% due 05/15/08	898,000	911,948
6.00% due 01/01/17	149,718	152,196
6.00% due 01/01/17	622,693	632,927
6.00% due 08/01/17	474,974	482,835
6.00% due 03/01/18	117,650	119,597
6.00% due 11/01/18	1,043,780	1,061,025
6.00% due 01/01/21	362,584	368,258
6.00% due 05/01/21	483,680	491,247
6.00% due 11/01/25	369,257	373,931
6.00% due 04/01/34	1,172,270	1,181,097
6.00% due 05/01/34	1,056,457	1,064,412
6.00% due 06/01/34	2,655,078	2,685,148
6.00% due 07/01/34	1,482,251	1,493,412
6.00% due 08/01/34	1,945,285	1,959,932
6.00% due 09/01/34	711,725	717,084
6.00% due 10/01/34	235,177	236,948
6.00% due 10/01/34	113,050	114,005
6.00% due 11/01/34	245,167	247,012
6.00% due 12/01/34	84,884	85,523
6.00% due 12/01/35	978,990	985,283
6.00% due 02/01/36	318,050	320,019
6.00% due 02/01/36	1,471,412	1,480,870

6.00% due 04/01/36	203,606	204,867
6.33% due 03/01/11	137,676	142,464
6.50% due 06/01/31	393,366	403,222
6.50% due 07/01/31	123,354	126,445
6.50% due 09/01/31	445,872	457,044
6.50% due 02/01/32	415,883	426,303
6.50% due 07/01/32	816,553	836,485
6.50% due 07/01/32	153,924	157,926
6.50% due 08/01/32	694,650	711,606
6.50% due 01/01/33	474,903	486,496
6.50% due 04/01/34	103,073	105,214
6.50% due 06/01/34	145,804	148,833
6.50% due 08/01/34	591,261	603,545
6.50% due 03/01/36	260,950	265,991
6.50% due 05/01/36	380,799	388,155
6.63% due 09/15/09	2,374,000	2,484,410
6.63% due 11/15/10	1,120,000	1,190,832
7.50% due 02/01/30	55,493	57,966
7.50% due 03/01/31	123,988	129,086
7.50% due 01/01/32	111,060	115,627

		106,928,640

GOVERNMENT NATIONAL MTG. ASSOC. — 0.9%

4.50% due 07/20/33	88,851	83,722
4.50% due 09/20/33	552,392	520,507
4.50% due 12/20/34	167,528	157,679
5.00% due 07/20/33	138,158	134,147
5.00% due 06/15/34	469,501	458,254
5.00% due 10/15/34	281,861	275,088
5.50% due 11/15/32	629,027	627,197
5.50% due 05/15/33	3,055,407	3,046,365
5.50% due 08/15/33	311,664	310,742
5.50% due 10/15/35	181,454	180,744
6.00% due 09/15/32	816,553	829,122
6.00% due 04/15/33	629,418	638,851
6.00% due 02/15/34	341,278	346,264
6.00% due 07/15/34	325,854	330,614
6.00% due 09/15/34	324,673	329,416
6.00% due 02/20/35	401,121	405,460
6.00% due 04/20/35	166,647	168,450
6.50% due 11/20/35	326,718	334,515
6.50% due 02/20/36	214,527	219,640

		9,396,777

SMALL BUSINESS ADMINISTRATION — 0.4%

Small Business Administration Participation Certificates Series 2003-20G, Class 1 4.35% due 07/01/23	152,165	145,783
Small Business Administration Participation Certificates Series 2004-20D, Class 1 4.77% due 04/01/24	426,597	417,117
Small Business Administration Participation Certificates Series 2005-20C, Class 1 4.95% due 03/01/25	1,056,883	1,046,470
Small Business Administration Participation Certificates Series 2004-20I, Class 1 4.99% due 09/01/24	618,635	611,777
Small Business Administration Participation Certificates Pass Through Series 2005-20J, Class 1 5.09% due 10/01/25	569,741	565,056
Small Business Administration Participation Certificates Series 2004-20E, Class 1 5.18% due 05/01/24	731,259	731,478
Small Business Administration Participation Certificates Series 2004-20F, Class 1 5.52% due 06/01/24	1,065,119	1,080,617
Small Business Association Pass Through Series 2005-20L, Class 1 5.39% due 12/01/25	520,901	525,127

		5,123,425

TOTAL U.S. GOVERNMENT AGENCIES (cost $167,495,298)		164,675,274

U.S. Government Treasuries — 11.1%

UNITED STATES TREASURY BONDS — 2.8%

4.50% due 02/15/36	3,285,000	3,170,537
5.38% due 02/15/31	9,857,000	10,701,775
6.00% due 02/15/26	5,684,000	6,523,277
6.25% due 08/15/23	7,885,000	9,176,169
8.00% due 11/15/21	318,000	426,219
10.38% due 11/15/12	678,000	715,501

		30,713,478

UNITED STATES TREASURY NOTES — 8.3%

Inflation Indexed Notes 2.00% due 01/15/14		4,222,865	4,115,807
3.13% due 04/15/09		8,500,000	8,206,155
3.50% due 11/15/09		6,515,000	6,312,677
3.88% due 02/15/13		993,000	955,258
4.25% due 01/15/10		3,509,518	3,684,446
4.25% due 11/15/13		2,951,000	2,892,325
4.38% due 05/15/07		728,000	725,355
4.75% due 11/15/08		5,565,000	5,571,088
4.75% due 05/15/14		829,000	837,290
5.00% due 02/15/11		9,000,000	9,162,774
5.50% due 02/15/08		4,439,000	4,476,106
5.63% due 05/15/08		24,918,000	25,237,249
6.50% due 02/15/10		16,348,000	17,282,910

			89,459,439

TOTAL U.S. GOVERNMENT TREASURIES (cost $119,738,030)			120,172,918

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $974,184,242)			1,062,603,620

Short-Term Investment Securities — 1.8%

COMMERCIAL PAPER — 1.8%

Citigroup Funding, Inc. 5.30% due 11/01/06 (cost $19,963,000)		19,963,000	19,963,000

TOTAL INVESTMENTS (cost $994,147,242)@	100.1%		1,082,566,620
Liabilities in excess of other assets	(0.1)		(863,142)

NET ASSETS	100.0%		$1,081,703,478

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At October 31, 2006, the aggregate value of these securities was $15,873,130 representing 1.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

**	In United States Dollars unless otherwise indicated.
@	See Note 4 for cost of investments on a tax basis

(1)	Commercial Mortgaged Back Security

(2)	Variable Rate Security — the rate reflected is as of October 31, 2006, maturity date reflects the stated maturity date.

(3)	Fair valued security, see Note 1

(4)	Collateralized Mortgaged Obligation

(5)	Interest Only

(6)	Perpetual maturity — maturity date reflects the next call date.

(7)	Variable Rate Security — the rate reflected is as of October 31, 2006, maturity date reflects next reset date.
ADR — American Depository Receipt
CAD — Canadian Dollar
CHF — Swiss Franc
GBP — British Pound

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
TELECOM UTILITY PORTFOLIO
Federated Equity Management Company of Pennsylvania
Portfolio of Investments — October 31, 2006
(unaudited)

Common Stock — 89.2%	Shares/ Principal Amount	Value (Note 1)

ELECTRIC-DISTRIBUTION — 1.9%
National Grid PLC ADR	16,700	$1,059,615

ELECTRIC-INTEGRATED — 41.2%
American Electric Power Co., Inc.	37,670	1,560,668
CenterPoint Energy, Inc.	89,000	1,377,720
DTE Energy Co.	27,484	1,248,598
Duke Energy Corp.	108,935	3,446,704
Edison International	58,100	2,581,964
Energy East Corp.	26,600	646,646
FPL Group, Inc.	33,106	1,688,406
Great Plains Energy, Inc.	29,800	969,692
Korea Electric Power Corp. ADR	38,200	755,596
NSTAR	40,000	1,391,600
Pepco Holdings, Inc.	39,000	991,380
PG&E Corp.	45,100	1,945,614
Public Service Enterprise Group, Inc.	9,000	549,450
Puget Energy, Inc.	20,900	499,092
SCANA Corp.	39,000	1,558,440
TXU Corp.	7,664	483,828
WPS Resources Corp.	18,600	989,706
Xcel Energy, Inc.	23,700	523,059

		23,208,163

GAS-DISTRIBUTION — 4.7%
KeySpan Corp.	13,708	556,271
Nicor, Inc.	27,100	1,245,516
Peoples Energy Corp.	19,500	851,955

		2,653,742

OIL COMPANIES-INTEGRATED — 1.9%
Total SA ADR	16,100	1,097,054

TELECOM SERVICES — 5.5%
BCE, Inc.	29,729	840,736
Embarq Corp.	25,220	1,219,387
Telecom Corp of New Zealand, Ltd. ADR	41,500	1,027,540

		3,087,663

TELEPHONE-INTEGRATED — 34.0%
AT&T, Inc.	50,709	1,736,783
BellSouth Corp.	19,600	883,960
BT Group PLC ADR	21,800	1,166,736
CenturyTel, Inc.	38,000	1,529,120
Deutsche Telekom AG ADR	90,500	1,574,700
France Telecom SA ADR	61,700	1,610,370
KT Corp. ADR	22,400	501,312
Sprint Corp.	71,200	1,330,728
Telecom Italia SpA ADR	44,188	1,336,687
Telefonica SA ADR	9,500	548,150
Telefonos de Mexico SA de CV ADR	43,800	1,155,882
Telstra Corp., Ltd. ADR	112,800	1,742,760
Verizon Communications, Inc.	81,300	3,008,100
Windstream Corp.	74,973	1,028,630

		19,153,918

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $42,282,032)		50,260,155

Short-Term Investment Securities — 10.8%

TIME DEPOSIT — 10.8%
Euro Time Deposit with State Street Bank & Trust Co. 4.05% due 11/01/06
(cost $6,100,000)		$6,100,000	6,100,000

TOTAL INVESTMENTS (cost $48,382,032)@	100.0%		56,360,155
Other assets less liabilities	0.0		18,986

NET ASSETS	100.0%		$56,379,141

ADR	American Depository Receipt

@	See Note 4 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
EQUITY INCOME PORTFOLIO
FAF Adviser, Inc.
Portfolio of Investments — October 31, 2006
(unaudited)

Common Stock — 99.0%	Shares/ Principal Amount	Value (Note 1)

AEROSPACE/DEFENSE — 1.0%
General Dynamics Corp.	703	$49,983

APPLICATIONS SOFTWARE — 1.7%
Microsoft Corp.	2,936	84,293

BANKS-COMMERCIAL — 1.4%
ICICI Bank, Ltd. ADR	1,893	66,539

BANKS-FIDUCIARY — 0.8%
Northern Trust Corp.	630	36,994

BANKS-SUPER REGIONAL — 7.2%
Bank of America Corp.	3,163	170,391
Wachovia Corp.	2,220	123,210
Wells Fargo & Co.	1,563	56,721

		350,322

BEVERAGES-NON-ALCOHOLIC — 2.0%
Coca-Cola Co.	1,072	50,084
PepsiCo, Inc.	770	48,849

		98,933

CASINO HOTEL — 1.7%
Harrah’s Entertainment, Inc.	1,142	84,885

CELLULAR TELECOM — 1.0%
Vodafone Group PLC ADR	1,821	47,073

CHEMICALS-DIVERSIFIED — 2.5%
du Pont (E.I.) de Nemours and Co.	1,993	91,279
The Dow Chemical Co.	767	31,286

		122,565

COMPUTERS — 2.5%
Hewlett-Packard Co.	3,169	122,767

COSMETICS & TOILETRIES — 0.5%
Avon Products, Inc.	822	24,997

DIVERSIFIED MANUFACTURED OPERATIONS — 6.8%
3M Co.	976	76,948
General Electric Co.	4,828	169,511
Honeywell International, Inc.	1,951	82,176

		328,635

ELECTRIC PRODUCTS-MISC. — 1.5%
Emerson Electric Co.	872	73,597

ELECTRIC-INTEGRATED — 3.3%
Duke Energy Corp.	2,371	75,018
Xcel Energy, Inc.	3,892	85,897

		160,915

ELECTRIC-TRANSMISSION — 0.1%
ITC Holdings Corp.	92	3,268

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 3.2%
Intel Corp.	5,457	116,452
Texas Instruments, Inc.	1,245	37,574

		154,026

FINANCE-CONSUMER LOANS — 1.0%
SLM Corp.	1,031	50,189

FINANCE-INVESTMENT BANKER/BROKER — 5.1%
Citigroup, Inc.	2,493	125,049
Goldman Sachs Group, Inc.	307	58,266
Merrill Lynch & Co., Inc.	753	65,827

		249,142

FOOD-MISC. — 1.3%
General Mills, Inc.	1,133	64,377

GAS-DISTRIBUTION — 0.4%
Atmos Energy Corp.	689	21,173

INDUSTRIAL GASES — 1.3%
Praxair, Inc.	1,041	62,720

INSURANCE BROKER — 1.2%
AON Corp.	1,727	60,082

INVEST MANAGEMENT/ADVISOR SERVICES — 2.2%
AllianceBernstein Holding LP	1,364	105,983

MEDICAL PRODUCTS — 3.6%
Baxter International, Inc.	1,700	78,149
Johnson & Johnson	1,450	97,730

		175,879

MEDICAL-DRUGS — 8.2%
Abbott Laboratories	2,936	139,490
Pfizer, Inc.	3,946	105,161
Wyeth	3,009	153,549

		398,200

MULTIMEDIA — 1.2%
Time Warner, Inc.	2,827	56,568

OFFICE SUPPLIES & FORMS — 0.8%
Avery Dennison Corp.	622	39,273

OIL COMPANIES-INTEGRATED — 10.2%
BP PLC ADR	1,428	95,819
Chevron Corp.	1,331	89,443
ConocoPhillips	1,656	99,757
Exxon Mobil Corp.	2,931	209,332

		494,351

OIL-FIELD SERVICES — 1.0%
Halliburton Co.	1,487	48,104

PIPELINES — 1.0%
Williams Cos., Inc.	2,048	50,033

REAL ESTATE INVESTMENT TRUSTS — 2.2%
Apartment Investment & Management Co., Class A	1,219	69,873
Duke Realty Corp.	963	38,578

		108,451

RETAIL-APPAREL/SHOE — 1.2%
Gap, Inc.	2,698	56,712

RETAIL-DISCOUNT — 2.1%
Wal-Mart Stores, Inc.	2,096	103,291

RETAIL-RESTAURANTS — 2.3%
Domino’s Pizza, Inc.	936	25,440
McDonald’s Corp.	2,076	87,026

		112,466

TELEPHONE-INTEGRATED — 8.2%
ALLTEL Corp.	819	43,661
AT&T, Inc.	3,145	107,716
BellSouth Corp.	1,932	87,133

Verizon Communications, Inc.	3,773	139,601
Windstream Corp.	1,461	20,045

		398,156

TOBACCO — 2.4%
Altria Group, Inc.	1,415	115,082

TOYS — 1.1%
Mattel, Inc.	2,289	51,800

TRANSPORT-SERVICES — 1.5%
United Parcel Service, Inc., Class B	993	74,823

WIRELESS EQUIPMENT — 2.3%
Motorola, Inc.	2,952	68,073
QUALCOMM, Inc.	1,245	45,306

		113,379

TOTAL COMMON STOCK (cost $3,619,799)		4,820,026

Convertible Bonds & Notes — 0.4%

THERAPEUTICS — 0.4%
Medarex, Inc. Senior Notes 2.25% due 05/15/11 (cost $15,471)	$17,555	20,627

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $3,635,270)		4,840,653

Repurchase Agreements — 2.5%

Agreement with State Street Bank & Trust Co., bearing interest at 3.00% dated 10/31/06 to be repurchased 11/01/06 in the amount of $118,010 collateralized by $125,000 of Federal Home Loan Bank Notes, bearing interest at 3.55% due 08/26/14 having an approximate value of $124,531 (cost $118,000)	118,000	118,000

TOTAL INVESTMENTS (cost $3,753,270)@	101.9%	4,958,653
Liabilities in excess of other assets	(1.9)	(91,071)

NET ASSETS	100.0%	$4,867,582

@  See Note 4 for cost of investments on a tax basis
ADR American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
EQUITY INDEX PORTFOLIO
FAF Adviser, Inc.
Portfolio of Investments — October 31, 2006
(unaudited)

Common Stock — 98.7%	Shares/ Principal Amounts	Value (Note 1)

ADVERTISING AGENCIES — 0.2%
Interpublic Group of Cos., Inc.†	1,311	$14,303
Omnicom Group, Inc.	520	52,754

		67,057

AEROSPACE/DEFENSE — 1.4%
Boeing Co.	2,364	188,789
General Dynamics Corp.	1,208	85,889
Lockheed Martin Corp.	1,079	93,797
Northrop Grumman Corp.	1,025	68,050
Raytheon Co.	1,347	67,282
Rockwell Collins, Inc.	521	30,260

		534,067

AEROSPACE/DEFENSE-EQUIPMENT — 0.6%
Goodrich Corp.	377	16,622
United Technologies Corp.	3,014	198,080

		214,702

AGRICULTURAL OPERATIONS — 0.4%
Archer-Daniels-Midland Co.	1,993	76,731
Monsanto Co.	1,614	71,371

		148,102

AIRLINES — 0.1%
Southwest Airlines Co.	2,403	36,117

APPAREL MANUFACTURERS — 0.2%
Coach, Inc.†	1,088	43,129
Jones Apparel Group, Inc.	343	11,456
Liz Claiborne, Inc.	318	13,410
VF Corp.	201	15,278

		83,273

APPLIANCES — 0.1%
Whirlpool Corp.	251	21,819

APPLICATIONS SOFTWARE — 2.1%
Citrix Systems, Inc.†	555	16,389
Compuware Corp.†	1,149	9,238
Intuit, Inc.†	1,041	36,747
Microsoft Corp.	25,686	737,445

		799,819

ATHLETIC FOOTWEAR — 0.1%
NIKE, Inc., Class B	575	52,831

AUDIO/VIDEO PRODUCTS — 0.0%
Harman International Industries, Inc.	152	15,557

AUTO-CARS/LIGHT TRUCKS — 0.3%
Ford Motor Co.	5,594	46,318
General Motors Corp.	1,682	58,736

		105,054

AUTO-HEAVY DUTY TRUCKS — 0.1%
Navistar International Corp.†	204	5,657
PACCAR, Inc.	783	46,361

		52,018

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.1%
Johnson Controls, Inc.	594	48,435

BANKS-COMMERCIAL — 1.0%
AmSouth Bancorp	1,054	31,852
BB&T Corp.	1,597	69,501
Commerce Bancorp, Inc.	433	15,120
Compass Bancshares, Inc.	270	15,190
First Horizon National Corp.	300	11,796
M&T Bank Corp.	240	29,234
Marshall & Ilsley Corp.	706	33,846
North Fork Bancorp., Inc.	1,458	41,670
Regions Financial Corp.	1,389	52,713
Synovus Financial Corp.	983	28,881
Zions Bancorp	340	27,336

		357,139

BANKS-FIDUCIARY — 0.6%
Bank of New York Co., Inc.	2,270	78,020
Mellon Financial Corp.	1,368	53,078
Northern Trust Corp.	564	33,118
State Street Corp.	1,041	66,864

		231,080

BANKS-SUPER REGIONAL — 5.2%
Bank of America Corp.	13,460	725,090
Comerica, Inc.	482	28,048
Fifth Third Bancorp	1,695	67,546
Huntington Bancshares, Inc.	322	7,860
KeyCorp.	1,231	45,719
National City Corp.	1,700	63,325
PNC Financial Services Group, Inc.	939	65,758
SunTrust Banks, Inc.	1,107	87,442
US Bancorp	5,421	183,447
Wachovia Corp.	5,724	317,682
Wells Fargo & Co.	10,014	363,408

		1,955,325

BEVERAGES-NON-ALCOHOLIC — 1.7%
Coca-Cola Co.	6,061	283,170
Coca-Cola Enterprises, Inc.	820	16,425
Pepsi Bottling Group, Inc.	420	13,280
PepsiCo, Inc.	4,903	311,046

		623,921

BEVERAGES-WINE/SPIRITS — 0.1%
Brown-Forman Corp., Class B	206	14,871
Constellation Brands, Inc., Class A†	630	17,319

		32,190

BREWERY — 0.3%
Anheuser-Busch Cos., Inc.	2,236	106,031
Molson Coors Brewing Co., Class B	138	9,823

		115,854

BROADCAST SERVICES/PROGRAM — 0.1%
Clear Channel Communications, Inc.	1,430	49,836

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.1%
Masco Corp.	1,155	31,936
Vulcan Materials Co.	265	21,592

		53,528

BUILDING PRODUCTS-AIR & HEATING — 0.1%
American Standard Cos., Inc.	554	24,537

BUILDING-RESIDENTIAL/COMMERCIAL — 0.2%
Centex Corp.	380	19,874
D.R. Horton, Inc.	828	19,400
KB Home Corp.	230	10,336
Lennar Corp., Class A	425	20,179
Pulte Homes, Inc.	667	20,671

		90,460

CABLE TV — 0.7%
Comcast Corp., Class A†	6,224	253,130

CASINO HOTEL — 0.1%
Harrah’s Entertainment, Inc.	563	41,848

CASINO SERVICES — 0.1%
International Game Technology	1,033	43,913

CHEMICALS-DIVERSIFIED — 0.8%
du Pont (E.I.) de Nemours and Co.	2,741	125,538
PPG Industries, Inc.	504	34,473
Rohm & Haas Co.	427	22,127
The Dow Chemical Co.	2,853	116,374

		298,512

CHEMICALS-SPECIALTY — 0.2%
Ashland, Inc.	216	12,766
Eastman Chemical Co.	270	16,448
Ecolab, Inc.	571	25,895
Hercules, Inc.†	94	1,711
International Flavors & Fragrances, Inc.	187	7,944
Sigma-Aldrich Corp.	150	11,266

		76,030

COAL — 0.0%
CONSOL Energy, Inc.	494	17,483

COATINGS/PAINT — 0.1%
The Sherwin-Williams Co.	349	20,671

COMMERCIAL SERVICES — 0.0%
Convergys Corp.†	449	9,523

COMMERCIAL SERVICES-FINANCE — 0.4%
Equifax, Inc.	392	14,908
H&R Block, Inc.	1,000	21,860
Moody’s Corp.	704	46,675
The Western Union Co.†	2,332	51,421

		134,864

COMPUTER AIDED DESIGN — 0.1%
Autodesk, Inc.†	706	25,945
Parametric Technology Corp.†	116	2,267

		28,212

COMPUTER SERVICES — 0.2%
Affiliated Computer Services, Inc., Class A†	361	19,306
Computer Sciences Corp.†	511	27,006
Electronic Data Systems Corp.	1,539	38,983
Unisys Corp.†	1,075	7,031

		92,326

COMPUTERS — 3.1%
Apple Computer, Inc.†	2,529	205,051
Dell, Inc.†	6,756	164,374
Hewlett-Packard Co.	8,145	315,537
International Business Machines Corp.	4,501	415,577
Sun Microsystems, Inc.†	10,504	57,037

		1,157,576

COMPUTERS-INTEGRATED SYSTEMS — 0.1%
NCR Corp.†	570	23,666

COMPUTERS-MEMORY DEVICES — 0.4%
EMC Corp.†	6,836	83,741
Network Appliance, Inc.†	1,172	42,778
SanDisk Corp.†	603	29,004
Seagate Technology(1)(3)	1,206	0

		155,523

COMPUTERS-PERIPHER EQUIPMENT — 0.1%
Lexmark International, Inc., Class A†	326	20,730

CONSUMER PRODUCTS-MISC. — 0.4%
Clorox Co.	474	30,601
Fortune Brands, Inc.	447	34,397
Kimberly-Clark Corp.	1,400	93,128

		158,126

CONTAINERS-METAL/GLASS — 0.0%
Ball Corp.	221	9,191

CONTAINERS-PAPER/PLASTIC — 0.1%
Bemis Co., Inc.	45	1,513
Pactiv Corp.†	473	14,588
Sealed Air Corp.†	241	14,344

		30,445

COSMETICS & TOILETRIES — 2.0%
Alberto-Culver Co.	243	12,347
Avon Products, Inc.	1,406	42,756
Colgate-Palmolive Co.	1,567	100,241
Procter & Gamble Co.	9,443	598,592
The Estee Lauder Cos., Inc., Class A	209	8,442

		762,378

CRUISE LINES — 0.2%
Carnival Corp.	1,323	64,589

DATA PROCESSING/MANAGEMENT — 0.5%
Automatic Data Processing, Inc.	1,652	81,675
First Data Corp.	2,276	55,193
Fiserv, Inc.†	525	25,935
Paychex, Inc.	1,018	40,191

		202,994

DENTAL SUPPLIES & EQUIPMENT — 0.0%
Patterson Cos, Inc.	392	12,877

DISPOSABLE MEDICAL PRODUCTS — 0.1%
C.R. Bard, Inc.	315	25,817

DISTRIBUTION/WHOLESALE — 0.1%
Genuine Parts Co.	267	12,154

W. W. Grainger, Inc.	250	18,195

		30,349

DIVERSIFIED MANUFACTURED OPERATIONS — 5.0%
3M Co.	2,240	176,602
Cooper Industries, Ltd.	286	25,583
Danaher Corp.	626	44,928
Dover Corp.	621	29,497
Eaton Corp.	478	34,621
General Electric Co.	30,701	1,077,912
Honeywell International, Inc.	2,435	102,562
Illinois Tool Works, Inc.	1,298	62,213
Ingersoll-Rand Co., Ltd., Class A	957	35,131
ITT Industries, Inc.	549	29,860
Leggett & Platt, Inc.	555	12,959
Parker Hannifin Corp.	385	32,198
Textron, Inc.	375	34,099
Tyco International, Ltd.	5,992	176,345

		1,874,510

DRUG DELIVERY SYSTEMS — 0.0%
Hospira, Inc.†	489	17,775

E-COMMERCE/PRODUCTS — 0.1%
Amazon.com, Inc.†	942	35,881

E-COMMERCE/SERVICES — 0.3%
eBay, Inc.†	3,494	112,262
Monster Worldwide, Inc.†	402	16,285

		128,547

ELECTRIC PRODUCTS-MISC. — 0.3%
Emerson Electric Co.	1,250	105,500
Molex, Inc.	385	13,437

		118,937

ELECTRIC-GENERATION — 0.1%
The AES Corp.†	2,005	44,090

ELECTRIC-INTEGRATED — 3.1%
Allegheny Energy, Inc.†	524	22,548
Ameren Corp.	612	33,109
American Electric Power Co., Inc.	1,172	48,556
CenterPoint Energy, Inc.	975	15,093
CMS Energy Corp.†	693	10,319
Consolidated Edison, Inc.	770	37,230
Constellation Energy Group, Inc.	573	35,755
Dominion Resources, Inc.	1,058	85,687
DTE Energy Co.	529	24,033
Duke Energy Corp.	3,761	118,998
Edison International	969	43,062
Entergy Corp.	633	54,330
Exelon Corp.	2,140	132,637
FirstEnergy Corp.	1,005	59,144
FPL Group, Inc.	1,203	61,353
NiSource, Inc.	628	14,614
PG&E Corp.	1,057	45,599
Pinnacle West Capital Corp.	25	1,195
PPL Corp.	1,159	40,009
Progress Energy, Inc.	738	33,948
Public Service Enterprise Group, Inc.	788	48,107
TECO Energy, Inc.	56	924
The Southern Co.	2,260	82,264
TXU Corp.	1,408	88,887
Xcel Energy, Inc.	1,271	28,051

		1,165,452

ELECTRONIC COMPONENTS-MISC. — 0.1%
Jabil Circuit, Inc.	561	16,106
Sanmina-SCI Corp.†	1,585	6,261
Solectron Corp.†	2,720	9,085

		31,452

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 2.1%
Advanced Micro Devices, Inc.†	1,445	30,735
Altera Corp.†	1,069	19,712
Broadcom Corp., Class A†	1,395	42,227
Freescale Semiconductor, Inc., Class B†	1,236	48,612
Intel Corp.	17,023	363,271
LSI Logic Corp.†	1,258	12,643
Micron Technology, Inc.†	2,043	29,521
National Semiconductor Corp.	885	21,497
NVIDIA Corp.†	1,074	37,450
PMC — Sierra, Inc.†	670	4,442
QLogic Corp.†	505	10,393
Texas Instruments, Inc.	4,558	137,560
Xilinx, Inc.	1,011	25,791

		783,854

ELECTRONIC FORMS — 0.2%
Adobe Systems, Inc.†	1,722	65,867

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.1%
Agilent Technologies, Inc.†	1,215	43,254
Tektronix, Inc.	169	5,133

		48,387

ELECTRONICS-MILITARY — 0.1%
L-3 Communications Holdings, Inc.	366	29,470

ENGINEERING/R&D SERVICES — 0.1%
Fluor Corp.	274	21,490

ENGINES-INTERNAL COMBUSTION — 0.0%
Cummins, Inc.	145	18,412

ENTERPRISE SOFTWARE/SERVICE — 0.7%
BMC Software, Inc.†	610	18,489
CA, Inc.	1,221	30,232
Novell, Inc.†	1,062	6,372
Oracle Corp.†	12,034	222,268

		277,361

ENTERTAINMENT SOFTWARE — 0.1%
Electronic Arts, Inc.†	912	48,236

FILTRATION/SEPARATION PRODUCTS — 0.0%
Pall Corp.	401	12,792

FINANCE-COMMERCIAL — 0.1%
CIT Group, Inc.	591	30,762

FINANCE-CONSUMER LOANS — 0.2%
SLM Corp.	1,219	59,341

FINANCE-CREDIT CARD — 0.8%
American Express Co.	3,613	208,867
Capital One Financial Corp.	923	73,222

		282,089

FINANCE-INVESTMENT BANKER/BROKER — 5.9%
Charles Schwab Corp.	3,142	57,247
Citigroup, Inc.	14,703	737,503
E*TRADE Financial Corp.†	1,342	31,242
Goldman Sachs Group, Inc.	1,284	243,690
JPMorgan Chase & Co.	10,324	489,771
Lehman Brothers Holdings, Inc.	1,598	124,388
Merrill Lynch & Co., Inc.	2,636	230,439
Morgan Stanley	3,194	244,117
The Bear Stearns Cos., Inc.	397	60,086

		2,218,483

FINANCE-MORTGAGE LOAN/BANKER — 1.0%
Countrywide Financial Corp.	1,850	70,522
Fannie Mae	2,878	170,550
Freddie Mac	2,055	141,775

		382,847

FINANCE-OTHER SERVICES — 0.1%
Chicago Mercantile Exchange Holdings, Inc.	92	46,092

FINANCIAL GUARANTEE INSURANCE — 0.2%
Ambac Financial Group, Inc.	348	29,054
MBIA, Inc.	410	25,428
MGIC Investment Corp.	251	14,749

		69,231

FOOD-CONFECTIONERY — 0.2%
The Hershey Co.	557	29,471
WM. Wrigley Jr. Co.	652	33,871

		63,342

FOOD-DAIRY PRODUCTS — 0.0%
Dean Foods Co.†	216	9,048

FOOD-MEAT PRODUCTS — 0.0%
Tyson Foods, Inc., Class A	789	11,401

FOOD-MISC. — 0.7%
Campbell Soup Co.	581	21,718
ConAgra Foods, Inc.	1,519	39,722
General Mills, Inc.	1,084	61,593
H.J. Heinz Co.	1,020	43,003
Kellogg Co.	724	36,424
McCormick & Co., Inc.	303	11,332
Sara Lee Corp.	2,315	39,587

		253,379

FOOD-RETAIL — 0.3%
Kroger Co.	2,203	49,545
Safeway, Inc.	1,322	38,814
Whole Foods Market, Inc.	382	24,387

		112,746

FOOD-WHOLESALE/DISTRIBUTION — 0.2%
SUPERVALU, Inc.	658	21,977
Sysco Corp.	1,884	65,903

		87,880

FORESTRY — 0.2%
Plum Creek Timber Co., Inc.	561	20,162
Weyerhaeuser Co.	764	48,583

		68,745

GAS-DISTRIBUTION — 0.2%
KeySpan Corp.	548	22,238
Sempra Energy	853	45,243

		67,481

HEALTH CARE COST CONTAINMENT — 0.1%
McKesson Corp.	890	44,580

HOME DECORATION PRODUCTS — 0.1%
Newell Rubbermaid, Inc.	843	24,262

HOTELS/MOTELS — 0.3%
Hilton Hotels Corp.	1,083	31,320
Marriott International, Inc., Class A	998	41,687
Starwood Hotels & Resorts Worldwide, Inc.	649	38,771
Wyndham Worldwide Corp.	626	18,467

		130,245

HUMAN RESOURCES — 0.1%
Robert Half International, Inc.	509	18,604

IDENTIFICATION SYSTEMS — 0.0%
Symbol Technologies, Inc.	813	12,138

INDUSTRIAL AUTOMATED/ROBOTIC — 0.1%
Rockwell Automation, Inc.	541	33,542

INDUSTRIAL GASES — 0.3%
Air Products & Chemicals, Inc.	655	45,634
Praxair, Inc.	986	59,406

		105,040

INSTRUMENTS-CONTROLS — 0.1%
Thermo Fisher Scientific, Inc.†	486	20,835

INSTRUMENTS-SCIENTIFIC — 0.2%
Applera Corp.	589	21,970
Fisher Scientific International, Inc.†	378	32,364
PerkinElmer, Inc.	386	8,245
Waters Corp.†	315	15,687

		78,266

INSURANCE BROKERS — 0.2%
AON Corp.	935	32,529
Marsh & McLennan Cos., Inc.	1,637	48,193

		80,722

INSURANCE-LIFE/HEALTH — 1.1%
AFLAC, Inc.	1,486	66,751
CIGNA Corp.	338	39,539

Genworth Financial, Inc., Class A	1,204	40,262
Lincoln National Corp.	879	55,650
Principal Financial Group	868	49,033
Prudential Financial, Inc.	1,498	115,241
Torchmark Corp.	207	12,768
UnumProvident Corp.	986	19,503

		398,747

INSURANCE-MULTI-LINE — 2.7%
ACE, Ltd.	990	56,677
Allstate Corp.	1,915	117,504
American International Group, Inc. #	7,729	519,157
Cincinnati Financial Corp.	411	18,762
Hartford Financial Services Group, Inc.	905	78,889
Loews Corp.	984	38,297
MetLife, Inc.	2,258	129,000
XL Capital, Ltd., Class A	536	37,815

		996,101

INSURANCE-PROPERTY/CASUALTY — 0.7%
Chubb Corp.	1,222	64,949
SAFECO Corp.	356	20,716
The Progressive Corp.	2,297	55,519
The St. Paul Travelers Cos., Inc.	2,055	105,072

		246,256

INTERNET SECURITY — 0.2%
Symantec Corp.†	2,942	58,369
VeriSign, Inc.†	667	13,794

		72,163

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.5%
Ameriprise Financial, Inc.	744	38,316
Federated Investors, Inc., Class B	145	4,972
Franklin Resources, Inc.	467	53,219
Janus Capital Group, Inc.	709	14,237
Legg Mason, Inc.	332	29,887
T. Rowe Price Group, Inc.	809	38,274

		178,905

LEISURE PRODUCTS — 0.0%
Brunswick Corp.	288	9,072

LINEN SUPPLY & RELATED ITEMS — 0.0%
Cintas Corp.	392	16,229

MACHINERY-CONSTRUCTION & MINING — 0.3%
Caterpillar, Inc.	1,950	118,385

MACHINERY-FARMING — 0.2%
Deere & Co.	688	58,569

MEDICAL INFORMATION SYSTEMS — 0.0%
IMS Health, Inc.	626	17,434

MEDICAL INSTRUMENTS — 0.7%
Boston Scientific Corp.†	3,503	55,733
Medtronic, Inc.	3,418	166,388
St. Jude Medical, Inc.†	1,049	36,033

		258,154

MEDICAL LABS & TESTING SERVICES — 0.1%
Laboratory Corp. of America Holdings†	353	24,177
Quest Diagnostics, Inc.	495	24,621

		48,798

MEDICAL PRODUCTS — 2.3%
Baxter International, Inc.	1,940	89,182
Becton, Dickinson & Co.	753	52,733
Biomet, Inc.	728	27,547
Johnson & Johnson	8,699	586,313
Stryker Corp.	891	46,590
Zimmer Holdings, Inc.†	722	51,991

		854,356

MEDICAL-BIOMEDICAL/GENE — 1.1%
Amgen, Inc.†	3,481	264,243
Biogen Idec, Inc.†	1,022	48,647
Celgene Corp.†	223	11,917
Genzyme Corp.†	793	53,535
MedImmune, Inc.†	712	22,813
Millipore Corp.†	103	6,647

		407,802

MEDICAL-DRUGS — 4.8%
Abbott Laboratories	4,544	215,885
Allergan, Inc.	456	52,668
Bristol-Myers Squibb Co.	5,848	144,738
Eli Lilly & Co.	2,925	163,829
Forest Laboratories, Inc.†	946	46,297
King Pharmaceuticals, Inc.†	738	12,347
Merck & Co., Inc.	6,472	293,958
Pfizer, Inc.	21,684	577,879
Schering-Plough Corp.	4,405	97,527
Wyeth	4,002	204,222

		1,809,350

MEDICAL-GENERIC DRUGS — 0.1%
Barr Pharmaceuticals, Inc.†	251	13,145
Mylan Laboratories, Inc.	659	13,509
Watson Pharmaceuticals, Inc.†	311	8,369

		35,023

MEDICAL-HMO — 1.2%
Aetna, Inc.	1,629	67,147
Coventry Health Care, Inc.†	473	22,207
Humana, Inc.†	491	29,460
UnitedHealth Group, Inc.	4,006	195,413
WellPoint, Inc.†	1,843	140,658

		454,885

MEDICAL-HOSPITALS — 0.2%
HCA, Inc.	1,243	62,797
Health Management Assoc., Inc., Class A	679	13,376

Tenet Healthcare Corp.†	1,402	9,898

		86,071

MEDICAL-NURSING HOMES — 0.0%
Manor Care, Inc.	176	8,446

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.3%
AmerisourceBergen Corp.	655	30,916
Cardinal Health, Inc.	1,206	78,933

		109,849

METAL-ALUMINUM — 0.2%
Alcoa, Inc.	2,578	74,530

METAL-COPPER — 0.2%
Phelps Dodge Corp.	621	62,336

METAL-DIVERSIFIED — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Class B	591	35,744

MINING — 0.2%
Newmont Mining Corp.	1,350	61,115

MOTORCYCLE/MOTOR SCOOTER — 0.1%
Harley-Davidson, Inc.	780	53,531

MULTIMEDIA — 2.0%
E.W. Scripps Co., Class A	125	6,182
Meredith Corp.	10	525
News Corp., Class A	6,949	144,887
The McGraw-Hill Cos., Inc.	1,073	68,854
Time Warner, Inc.	11,665	233,417
Viacom, Inc., Class B†	2,154	83,834
Walt Disney Co.	6,353	199,865

		737,564

NETWORKING PRODUCTS — 1.3%
Cisco Systems, Inc.†	18,155	438,080
Juniper Networks, Inc.†	1,683	28,981

		467,061

NON-HAZARDOUS WASTE DISPOSAL — 0.2%
Allied Waste Industries, Inc.†	755	9,173
Waste Management, Inc.	1,518	56,895

		66,068

OFFICE AUTOMATION & EQUIPMENT — 0.2%
Pitney Bowes, Inc.	430	20,085
Xerox Corp.†	2,877	48,909

		68,994

OFFICE SUPPLIES & FORMS — 0.0%
Avery Dennison Corp.	281	17,742

OIL & GAS DRILLING — 0.4%
Nabors Industries, Ltd.†	973	30,046
Noble Corp.	420	29,442
Rowan Cos., Inc.	336	11,216
Transocean, Inc.†	947	68,695

		139,399

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.0%
Anadarko Petroleum Corp.	1,366	63,410
Apache Corp.	979	63,948
Chesapeake Energy Corp.	1,003	32,537
Devon Energy Corp.	1,312	87,694
EOG Resources, Inc.	752	50,031
Murphy Oil Corp.	520	24,523
XTO Energy, Inc.	1,125	52,493

		374,636

OIL COMPANIES-INTEGRATED — 6.0%
Chevron Corp.	6,537	439,286
ConocoPhillips	4,900	295,176
Exxon Mobil Corp.	17,680	1,262,706
Hess Corp.	734	31,122
Marathon Oil Corp.	1,078	93,139
Occidental Petroleum Corp.	2,608	122,419

		2,243,848

OIL FIELD MACHINERY & EQUIPMENT — 0.1%
National-Oilwell Varco, Inc.†	548	33,099

OIL REFINING & MARKETING — 0.3%
Sunoco, Inc.	404	26,717
Valero Energy Corp.	1,874	98,066

		124,783

OIL-FIELD SERVICES — 1.3%
Baker Hughes, Inc.	978	67,531
BJ Services Co.	933	28,139
Halliburton Co.	3,067	99,218
Schlumberger, Ltd.	3,593	226,646
Smith International, Inc.	412	16,266
Weatherford International, Ltd.†	1,050	43,134

		480,934

OPTICAL SUPPLIES — 0.0%
Bausch & Lomb, Inc.	173	9,262

PAPER & RELATED PRODUCTS — 0.2%
International Paper Co.	1,374	45,823
Louisiana-Pacific Corp.	341	6,745
MeadWestvaco Corp.	562	15,466
Temple-Inland, Inc.	346	13,646

		81,680

PHARMACY SERVICES — 0.4%
Caremark Rx, Inc.	1,270	62,522
Express Scripts, Inc.†	420	26,763
Medco Health Solutions, Inc.†	874	46,759

		136,044

PHOTO EQUIPMENT & SUPPLIES — 0.1%
Eastman Kodak Co.	875	21,350

PIPELINES — 0.3%
Dynegy, Inc., Class A†	1,021	6,208
El Paso Corp.	2,117	29,003
Kinder Morgan, Inc.	245	25,749
Williams Cos., Inc.	1,813	44,292

		105,252

POWER CONVERTER/SUPPLY EQUIPMENT — 0.0%
American Power Conversion Corp.	532	16,082

PRINTING-COMMERCIAL — 0.1%
R. R. Donnelley & Sons Co.	643	21,772

PUBLISHING-NEWSPAPERS — 0.2%
Dow Jones & Co., Inc.	206	7,229
Gannett Co., Inc.	703	41,575
New York Times Co., Class A	441	10,659
Tribune Co.	567	18,898

		78,361

REAL ESTATE INVESTMENT TRUSTS — 1.1%
Apartment Investment & Management Co., Class A	136	7,796
Archstone-Smith Trust	670	40,341
Boston Properties, Inc.	288	30,767
Equity Office Properties Trust	1,193	50,702
Equity Residential	927	50,623
Kimco Realty Corp.	657	29,191
ProLogis	840	53,147
Public Storage, Inc.	300	26,913
Simon Property Group, Inc.	589	57,192
Vornado Realty Trust	390	46,507

		393,179

REAL ESTATE MANAGEMENT/SERVICES — 0.1%
CB Richard Ellis Group, Inc., Class A†	188	5,645
Realogy Corp.	683	17,608

		23,253

RETAIL-APPAREL/SHOE — 0.3%
Gap, Inc.	1,632	34,305
Limited Brands, Inc.	1,010	29,765
Nordstrom, Inc.	675	31,961

		96,031

RETAIL-AUTO PARTS — 0.1%
AutoZone, Inc.†	168	18,816

RETAIL-AUTOMOBILE — 0.0%
AutoNation, Inc.†	471	9,444

RETAIL-BEDDING — 0.1%
Bed Bath & Beyond, Inc.†	839	33,803

RETAIL-BUILDING PRODUCTS — 1.0%
Home Depot, Inc.	6,138	229,132
Lowe’s Cos., Inc.	4,544	136,956

		366,088

RETAIL-CONSUMER ELECTRONICS — 0.2%
Best Buy Co., Inc.	1,209	66,797
Circuit City Stores, Inc.	510	13,760
RadioShack Corp.	412	7,350

		87,907

RETAIL-DISCOUNT — 1.8%
Big Lots, Inc.†	277	5,839
Costco Wholesale Corp.	1,392	74,305
Dollar General Corp.	977	13,707
Family Dollar Stores, Inc.	473	13,930
Target Corp.	2,554	151,146
TJX Cos., Inc.	1,368	39,604
Wal-Mart Stores, Inc.	7,315	360,483

		659,014

RETAIL-DRUG STORE — 0.6%
CVS Corp.	2,443	76,661
Walgreen Co.	2,998	130,953

		207,614

RETAIL-JEWELRY — 0.0%
Tiffany & Co.	428	15,288

RETAIL-MAJOR DEPARTMENT STORES — 0.3%
J.C. Penny Co., Inc.	679	51,081
Sears Holdings Corp.†	247	43,094

		94,175

RETAIL-OFFICE SUPPLIES — 0.3%
Office Depot, Inc.†	842	35,356
OfficeMax, Inc.	228	10,848
Staples, Inc.	2,217	57,176

		103,380

RETAIL-REGIONAL DEPARTMENT STORES — 0.4%
Dillard’s, Inc., Class A	74	2,233
Federated Department Stores, Inc.	1,616	70,959
Kohl’s Corp.†	974	68,764

		141,956

RETAIL-RESTAURANTS — 0.9%
Darden Restaurants, Inc.	415	17,389
McDonald’s Corp.	3,647	152,882
Starbucks Corp.†	2,337	88,222
Wendy’s International, Inc.	384	13,286
Yum! Brands, Inc.	828	49,233

		321,012

RUBBER-TIRES — 0.0%
Goodyear Tire & Rubber Co.†	626	9,597

SAVINGS & LOANS/THRIFTS — 0.4%
Sovereign Bancorp, Inc.	1,131	26,986
Washington Mutual, Inc.	2,865	121,189

		148,175

SCHOOL — 0.0%
Apollo Group, Inc., Class A†	416	15,375

SEMICONDUCTOR EQUIPMENT — 0.3%
Applied Materials, Inc.	4,131	71,838
KLA-Tencor Corp.	606	29,797
Novellus Systems, Inc.†	388	10,728
Teradyne, Inc.†	604	8,468

		120,831

SEMICONDUCTORS COMPONENTS-INTERGATED CIRCUITS — 0.2%
Analog Devices, Inc.	1,049	33,379
Linear Technology Corp.	908	28,257

Maxim Integrated Products, Inc.	954	28,630

		90,266

STEEL-PRODUCERS — 0.2%
Nucor Corp.	962	56,190
United States Steel Corp.	376	25,418

		81,608

STEEL-SPECIALTY — 0.1%
Allegheny Technologies, Inc.	293	23,068

TELECOM EQUIPMENT-FIBER OPTICS — 0.3%
Ciena Corp.	267	6,277
Corning, Inc.†	4,643	94,856
JDS Uniphase Corp.	673	9,779

		110,912

TELECOM SERVICES — 0.1%
Embarq Corp.	438	21,177

TELECOMMUNICATION EQUIPMENT — 0.2%
ADC Telecommunications, Inc.†	376	5,381
Avaya, Inc.†	1,252	16,038
Comverse Technology, Inc.†	615	13,388
Lucent Technologies, Inc.†	13,644	33,155
Tellabs, Inc.†	1,331	14,029

		81,991

TELEPHONE-INTEGRATED — 3.4%
ALLTEL Corp.	1,124	59,920
AT&T, Inc.	11,551	395,622
BellSouth Corp.	5,400	243,540
CenturyTel, Inc.	370	14,889
Citizens Communications Co.	810	11,875
Qwest Communications International, Inc.†	4,905	42,330
Sprint Corp.	8,884	166,042
Verizon Communications, Inc.	8,595	318,015
Windstream Corp.	1,391	19,084

		1,271,317

TELEVISION — 0.3%
CBS Corp., Class B	2,353	68,096
Univision Communications, Inc., Class A†	794	27,837

		95,933

THERAPEUTICS — 0.3%
Gilead Sciences, Inc.†	1,359	93,635

TOBACCO — 1.5%
Altria Group, Inc.	6,226	506,361
Reynolds American, Inc.	524	33,096
UST, Inc.	506	27,101

		566,558

TOOLS-HAND HELD — 0.1%
Black & Decker Corp.	220	18,454
Snap-on, Inc.	60	2,822
The Stanley Works	242	11,531

		32,807

TOYS — 0.1%
Hasbro, Inc.	533	13,815
Mattel, Inc.	1,124	25,436

		39,251

TRANSPORT-RAIL — 0.7%
Burlington Northern Santa Fe Corp.	1,076	83,422
CSX Corp.	1,350	48,154
Norfolk Southern Corp.	1,231	64,714
Union Pacific Corp.	792	71,779

		268,069

TRANSPORT-SERVICES — 1.0%
FedEx Corp.	913	104,575
Ryder System, Inc.	159	8,372
United Parcel Service, Inc., Class B	3,215	242,250

		355,197

TRAVEL SERVICE — 0.0%
Sabre Holdings Corp., Class A	404	10,270

WEB PORTALS/ISP — 1.1%
Google, Inc., Class A†	634	302,031
Yahoo!, Inc.†	3,697	97,379

		399,410

WIRELESS EQUIPMENT — 0.9%
Motorola, Inc.	7,286	168,015
QUALCOMM, Inc.	4,913	178,784

		346,799

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $34,793,898)		36,866,096

Repurchase Agreement — 2.0%

Agreement with State Street Bank & Trust Co., bearing interest at 3.00% dated 10/31/06, to be repurchased 11/01/06 in the amount of $734,061 and collateralized by $740,000 of United States Treasury Bills, bearing interest at 5.13%, due 08/14/13 and having an approximate value of $752,950 (cost $734,000)	$734,000	734,000

Short-Term Investment Securities — 0.2%

U.S. GOVERNMENT TREASURIES — 0.2%
United States Treasury Bill 4.80% due 03/01/07(2) (cost $98,363)	100,000	98,274

TOTAL INVESTMENTS (cost $35,626,261)@	100.9%	37,698,370
Liabilities in excess of other assets	(0.9)	(353,209)

NET ASSETS	100.0%	$37,345,161

†	Non-income producing security

#	Security represents an investment in an affliated company

@	See Note 4 for cost of investment on a tax basis

(1)	Fair valued security; see Note 1

(2)	The security was pledged as collateral to cover margin requirements for open future contracts.

(3)	Illiquid security

Open Futures Contracts
					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation
Contracts	Description	Date	Trade Date	October 31, 2006	(Depreciation)

11 Long	S&P 500 E-Mini Future Index	December 2006	$755,013	$760,760	$5,748

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GROWTH-INCOME PORTFOLIO
AllianceBernstein L.P.
Portfolio of Investments — October 31, 2006
(unaudited)

Common Stock — 94.3%	Shares/ Principal Amount	Value (Note 1)

AEROSPACE/DEFENSE — 0.8%
Rockwell Collins, Inc.	87,000	$5,052,960

AEROSPACE/DEFENSE-EQUIPMENT — 3.0%
United Technologies Corp.	293,600	19,295,392

APPLICATIONS SOFTWARE — 2.0%
Microsoft Corp.	454,100	13,037,211

BANKS-FIDUCIARY — 0.8%
Northern Trust Corp.	94,000	5,519,680

BANKS-SUPER REGIONAL — 1.0%
Wells Fargo & Co.	177,000	6,423,330

COMMERCIAL SERVICES — 0.8%
Alliance Data Systems Corp.†	83,400	5,064,048

COMPUTERS — 5.5%
Apple Computer, Inc.†	160,000	12,972,800
International Business Machines Corp.	154,700	14,283,451
Sun Microsystems, Inc.†	1,503,400	8,163,462

		35,419,713

COMPUTERS-MEMORY DEVICES — 0.2%
Network Appliance, Inc.†	42,400	1,547,600

CONSUMER PRODUCTS-MISC. — 0.8%
Fortune Brands, Inc.	65,600	5,047,920

COSMETICS & TOILETRIES — 4.7%
Colgate-Palmolive Co.	195,000	12,474,150
Procter & Gamble Co.	280,000	17,749,200

		30,223,350

DATA PROCESSING/MANAGEMENT — 1.3%
Fiserv, Inc.†	170,000	8,398,000

ELECTRIC PRODUCTS-MISC. — 1.2%
Emerson Electric Co.	91,100	7,688,840

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 2.5%
NVIDIA Corp.†	254,500	8,874,415
QLogic Corp.†	184,900	3,805,242
Silicon Laboratories, Inc.†	107,900	3,520,777

		16,200,434

ELECTRONIC FORMS — 1.0%
Adobe Systems, Inc.†	167,000	6,387,750

ENTERPRISE SOFTWARE/SERVICE — 0.9%
BEA Systems, Inc.†	375,000	6,101,250

FINANCE-CREDIT CARD — 2.5%
American Express Co.	284,700	16,458,507

FINANCE-INVESTMENT BANKER/BROKER — 9.7%
Charles Schwab Corp.	305,100	5,558,922
Citigroup, Inc.	610,978	30,646,656
Goldman Sachs Group, Inc.	40,600	7,705,474
JPMorgan Chase & Co.	373,400	17,714,096
Merrill Lynch & Co., Inc.	11,900	1,040,298

		62,665,446

FINANCE-OTHER SERVICES — 0.4%
Chicago Mercantile Exchange Holdings, Inc.	3,600	1,803,600
NYSE Group, Inc.†	12,600	932,274

		2,735,874

HOTELS/MOTELS — 1.6%
Hilton Hotels Corp.	180,000	5,205,600
Starwood Hotels & Resorts Worldwide, Inc.	86,900	5,191,406

		10,397,006

INDUSTRIAL GASES — 0.8%
Air Products & Chemicals, Inc.	70,200	4,890,834

INSURANCE BROKER — 0.5%
Willis Group Holdings, Ltd.	91,300	3,472,139

INSURANCE-REINSURANCE — 1.1%
Axis Capital Holdings, Ltd.	220,000	7,227,000

INTERNET INFRASTRUCTURE SOFTWARE — 0.2%
Akamai Technologies, Inc.†	31,700	1,485,462

INVEST MANAGEMENT/ADVISOR SERVICES — 3.5%
Franklin Resources, Inc.	130,000	14,814,800
Janus Capital Group, Inc.	240,000	4,819,200
Legg Mason, Inc.	32,500	2,925,650

		22,559,650

MEDICAL PRODUCTS — 1.3%
Becton, Dickinson & Co.	124,700	8,732,741

MEDICAL-BIOMEDICAL/GENE — 2.1%
Amgen, Inc.†	88,700	6,733,217
Genentech, Inc.†	80,000	6,664,000

		13,397,217

MEDICAL-DRUGS — 5.3%
Eli Lilly & Co.	240,000	13,442,400
Merck & Co., Inc.	363,200	16,496,544
Wyeth	82,000	4,184,460

		34,123,404

MEDICAL-HMO — 6.3%
UnitedHealth Group, Inc.	216,600	10,565,748
WellPoint, Inc.†	392,000	29,917,440

		40,483,188

MULTIMEDIA — 3.5%
News Corp., Class B	469,700	10,211,278
Time Warner, Inc.	616,600	12,338,166

		22,549,444

OIL & GAS DRILLING — 3.1%
GlobalSantaFe Corp.	83,500	4,333,650
Nabors Industries, Ltd.†	500,000	15,440,000

		19,773,650

OIL COMPANIES-EXPLORATION & PRODUCTION — 2.9%
Noble Energy, Inc.	380,000	18,479,400

OIL-FIELD SERVICES — 5.8%
BJ Services Co.	324,800	9,795,968
Halliburton Co.	710,000	22,968,500
Schlumberger, Ltd.	71,000	4,478,680

		37,243,148

OPTICAL SUPPLIES — 1.2%
Alcon, Inc.	74,100	7,860,528

PHARMACY SERVICES — 2.5%
Caremark Rx, Inc.	240,000	11,815,200

Medco Health Solutions, Inc.†		77,200	4,130,200

			15,945,400

RETAIL-CATALOG SHOPPING — 0.4%
Coldwater Creek, Inc.†		80,000	2,439,200

RETAIL-DISCOUNT — 3.1%
Target Corp.		195,900	11,593,362
Wal-Mart Stores, Inc.		167,000	8,229,760

			19,823,122

RETAIL-MAIL ORDER — 0.3%
Williams-Sonoma, Inc.†		50,000	1,700,500

RETAIL-REGIONAL DEPARTMENT STORES — 1.9%
Kohl’s Corp.†		178,600	12,609,160

RETAIL-RESTAURANTS — 2.4%
McDonald’s Corp.		370,600	15,535,552

THERAPEUTICS — 0.9%
Gilead Sciences, Inc.†		82,700	5,698,030

TOBACCO — 2.2%
Altria Group, Inc.		126,700	10,304,511
Loews Corp.		70,800	4,093,656

			14,398,167

WEB PORTALS/ISP — 2.3%
Google, Inc., Class A†		31,000	14,768,090

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $453,622,380)			608,859,337

Short-Term Investment Securities — 4.8%

TIME DEPOSIT — 4.8%

Euro Time Deposit with State Street Bank & Trust Co. 4.05% due 11/01/06 (cost $30,770,000)		$30,770,000	30,770,000

TOTAL INVESTMENTS (cost $484,392,380) @	99.1%		639,629,337
Other assets less liabilities	0.9		5,647,816

NET ASSETS	100.0%		$645,277,153

†	Non-income producing security

@	See Note 4 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
FEDERATED AMERICAN LEADERS PORTFOLIO
Federated Equity Management Company of Pennsylvania
Portfolio of Investments — October 31, 2006
(unaudited)

Common Stock — 94.5%	Shares/
	Principal	Value
	Amount	(Note 1)

AEROSPACE/DEFENSE — 1.9%
Northrop Grumman Corp.	68,834	$4,569,889

AEROSPACE/DEFENSE-EQUIPMENT — 2.1%
United Technologies Corp.	76,000	4,994,720

APPAREL MANUFACTURER — 2.0%
Jones Apparel Group, Inc.	143,300	4,786,220

AUTO-CARS/LIGHT TRUCKS — 0.8%
Ford Motor Co.	222,900	1,845,612

BANKS-FIDUCIARY — 1.3%
Bank of New York Co., Inc.	92,000	3,162,040

BANKS-SUPER REGIONAL — 5.1%
Bank of America Corp.	95,321	5,134,943
Wachovia Corp.	84,500	4,689,750
Wells Fargo & Co.	64,700	2,347,963

		12,172,656

BEVERAGES-NON-ALCOHOLIC — 1.4%
Coca-Cola Co.	70,400	3,289,088

BUILDING-RESIDENTIAL/COMMERCIAL — 0.5%
Lennar Corp., Class A	25,800	1,224,984

CHEMICALS-DIVERSIFIED — 0.7%
PPG Industries, Inc.	26,400	1,805,760

COMPUTER SERVICES — 0.5%
Computer Sciences Corp.†	23,400	1,236,690

COMPUTERS — 3.8%
Dell, Inc.†	51,400	1,250,562
International Business Machines Corp.	86,000	7,940,380

		9,190,942

COMPUTERS-MEMORY DEVICES — 0.0%
Seagate Technology (1)(2)	50,100	0

COMPUTERS-PERIPHER EQUIPMENT — 2.1%
Lexmark International, Inc., Class A†	79,500	5,055,405

DATA PROCESSING/MANAGEMENT — 1.5%
Fiserv, Inc.†	75,200	3,714,880

ELECTRIC-INTEGRATED — 1.9%
American Electric Power Co., Inc.	53,000	2,195,790
Edison International	55,500	2,466,420

		4,662,210

FINANCE-INVESTMENT BANKER/BROKER — 5.9%
Citigroup, Inc.	199,400	10,001,904
Morgan Stanley	53,000	4,050,790

		14,052,694

FINANCE-MORTGAGE LOAN/BANKER — 3.5%
Freddie Mac	120,300	8,299,497

FINANCIAL GUARANTEE INSURANCE — 3.0%
MBIA, Inc.	115,000	7,132,300

FOOD-MEAT PRODUCTS — 1.2%
Tyson Foods, Inc., Class A	200,700	2,900,115

FOOD-MISC. — 5.3%
General Mills, Inc.	63,200	3,591,024
Kraft Foods, Inc., Class A	153,100	5,266,640
Sara Lee Corp.	227,800	3,895,380

		12,753,044

INSURANCE-LIFE/HEALTH — 0.9%
Nationwide Financial Services, Inc., Class A	44,900	2,286,308

INSURANCE-MULTI-LINE — 6.5%
ACE, Ltd.	85,600	4,900,600
Allstate Corp.	115,100	7,062,536
XL Capital, Ltd., Class A	51,900	3,661,545

		15,624,681

MACHINERY-FARMING — 0.5%
Deere & Co.	13,500	1,149,255

MEDICAL INSTRUMENTS — 1.0%
Boston Scientific Corp.†	149,900	2,384,909

MEDICAL PRODUCTS — 2.1%
Johnson & Johnson	73,200	4,933,680

MEDICAL-BIOMEDICAL/GENE — 1.0%
Amgen, Inc.†	32,800	2,489,848

MEDICAL-DRUGS — 4.0%
Forest Laboratories, Inc.†	76,600	3,748,804
Pfizer, Inc.	113,300	3,019,445
Wyeth	54,800	2,796,444

		9,564,693

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 1.8%
Cardinal Health, Inc.	64,800	4,241,160

NON-HAZARDOUS WASTE DISPOSAL — 0.5%
Waste Management, Inc.	31,900	1,195,612

OFFICE AUTOMATION & EQUIPMENT — 2.5%
Xerox Corp.†	353,600	6,011,200

OIL COMPANIES-EXPLORATION & PRODUCTION — 2.0%
Apache Corp.	72,400	4,729,168

OIL COMPANIES-INTEGRATED — 7.2%
BP PLC ADR	30,800	2,066,680
Chevron Corp.	94,100	6,323,520
Exxon Mobil Corp.	71,700	5,120,814
Total SA ADR	54,500	3,713,630

		17,224,644

PUBLISHING-NEWSPAPERS — 3.4%
Gannett Co., Inc.	139,400	8,244,116

RETAIL-APPAREL/SHOE — 1.7%
Gap, Inc.	196,300	4,126,226

RETAIL-BUILDING PRODUCTS — 2.0%
Home Depot, Inc.	129,500	4,834,235

RETAIL-RESTAURANTS — 2.0%
McDonald’s Corp.	115,600	4,845,952

RUBBER-TIRES — 1.6%
Goodyear Tire & Rubber Co.†	243,400	3,731,322

SEMICONDUCTOR EQUIPMENT — 1.0%
Applied Materials, Inc.	132,700	2,307,653

TELEPHONE-INTEGRATED — 5.6%
AT&T, Inc.	125,000	4,281,250

Verizon Communications, Inc.		251,056	9,289,072

			13,570,322

TOBACCO — 1.4%
Altria Group, Inc.		42,400	3,448,392

TOYS — 1.3%
Mattel, Inc.		136,700	3,093,521

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $201,165,857)			226,885,643

Short-Term Investment Securities — 5.8%

TIME DEPOSIT — 5.8%

Euro Time Deposit with State Street Bank & Trust Co. 4.05% due 11/01/06 (cost $14,022,000)		$14,022,000	14,022,000

TOTAL INVESTMENTS (cost $215,187,857) @	100.3%		240,907,643
Liabilities in excess of other assets	(0.3)		(832,842)

NET ASSETS	100.0%		$240,074,801

†	Non-income producing security

@	See Note 4 for cost of investments on a tax basis.

ADR	American Depository Receipt

(1)	Fair valued security; see Note 1

(2)	Illiquid security
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
DAVIS VENTURE VALUE PORTFOLIO
Davis Selected Advisers, L.P. (dba — Davis Advisors)
Portfolio of Investments — October 31, 2006
(unaudited)

Common Stock — 98.4%	Shares/
	Principal	Value
	Amount	(Note 1)

ADVERTISING SERVICES — 0.3%
WPP Group PLC ADR	121,600	$7,782,400

APPLICATIONS SOFTWARE — 2.4%
Microsoft Corp.	2,088,100	59,949,351

BANKS-COMMERCIAL — 3.9%
Commerce Bancorp, Inc.	458,900	16,024,788
HSBC Holdings PLC	4,194,806	79,537,861

		95,562,649

BANKS-FIDUCIARY — 0.3%
State Street Corp.	130,800	8,401,284

BANKS-SUPER REGIONAL — 5.7%
Wachovia Corp.	1,146,064	63,606,552
Wells Fargo & Co.	2,097,050	76,101,944

		139,708,496

BEVERAGES-WINE/SPIRITS — 1.5%
Diageo PLC ADR	491,400	36,594,558

BREWERY — 0.8%
Heineken Holding NV	536,519	20,987,865

BROADCAST SERVICES/PROGRAM — 0.3%
Liberty Media Holding Corp., Capital Series A	80,840	7,199,610

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 1.0%
Vulcan Materials Co.	290,800	23,694,384

BUILDING PRODUCTS-CEMENT — 0.9%
Martin Marietta Materials, Inc.	264,300	23,258,400

CABLE TV — 2.9%
Comcast Corp., Special Class A†	1,786,800	72,329,664

CELLULAR TELECOM — 0.5%
SK Telecom Co., Ltd. ADR	537,400	12,940,592

COMMERCIAL SERVICES — 1.5%
Iron Mountain, Inc.†	845,000	36,647,650

COMMERCIAL SERVICES-FINANCE — 2.6%
H&R Block, Inc.	1,170,500	25,587,130
Moody’s Corp.	585,500	38,818,650

		64,405,780

COMPUTERS — 1.3%
Dell, Inc.†	673,300	16,381,389
Hewlett-Packard Co.	436,900	16,925,506

		33,306,895

CONTAINERS-PAPER/PLASTIC — 2.1%
Sealed Air Corp.†	862,700	51,347,904

COSMETICS & TOILETRIES — 1.6%
Avon Products, Inc.	352,022	10,704,989
Procter & Gamble Co.	465,800	29,527,062

		40,232,051

DATA PROCESSING/MANAGEMENT — 1.0%
Dun & Bradstreet Corp.†	328,700	25,388,788

DIVERSIFIED MANUFACTURED OPERATIONS — 3.8%
Tyco International, Ltd.	3,203,492	94,278,770

DIVERSIFIED MINERALS — 0.2%
BHP Billiton PLC	309,500	5,968,806

DIVERSIFIED OPERATIONS — 0.6%
China Merchants Holdings International Co., Ltd.	4,797,042	14,032,390

E-COMMERCE/PRODUCTS — 0.7%
Amazon.com, Inc.†	455,200	17,338,568

E-COMMERCE/SERVICES — 0.7%
Expedia, Inc.	156,200	2,538,250
IAC/InterActive Corp.	156,000	4,832,880
Liberty Media Holding Corp., Series A	404,800	8,933,936

		16,305,066

FINANCE-CREDIT CARD — 5.4%
American Express Co.	2,284,950	132,092,959

FINANCE-INVESTMENT BANKER/BROKER — 7.3%
Citigroup, Inc.	1,253,852	62,893,216
JPMorgan Chase & Co.	2,043,476	96,942,501
Morgan Stanley	253,550	19,378,827

		179,214,544

FOOD-CONFECTIONERY — 0.8%
The Hershey Co.	360,900	19,095,219

HOME DECORATION PRODUCTS — 0.3%
Hunter Douglas NV†	84,587	6,509,890

INSURANCE BROKER — 0.8%
AON Corp.	569,300	19,805,947

INSURANCE-LIFE/HEALTH — 0.6%
Principal Financial Group	170,300	9,620,247
Sun Life Financial, Inc.	99,400	4,179,770

		13,800,017

INSURANCE-MULTI-LINE — 2.3%
Loews Corp.	1,479,600	57,586,032

INSURANCE-PROPERTY/CASUALTY — 3.1%
Chubb Corp.	211,100	11,219,965
Markel Corp.†	5,800	2,317,100
The Progressive Corp.	2,604,100	62,941,097

		76,478,162

INSURANCE-REINSURANCE — 3.9%
Berkshire Hathaway, Inc., Class A†	740	78,051,500
Berkshire Hathaway, Inc., Class B†	895	3,145,925
Everest Reinsurance Group, Ltd.	41,000	4,066,380
Transatlantic Holdings, Inc.	175,625	10,702,588

		95,966,393

INVEST MANAGEMENT/ADVISOR SERVICES — 1.1%
Ameriprise Financial, Inc.	551,730	28,414,095

MEDICAL-HMO — 1.0%
UnitedHealth Group, Inc.	519,600	25,346,088

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.9%
Cardinal Health, Inc.	333,400	21,821,030

METAL-DIVERSIFIED — 0.3%
Rio Tinto PLC	119,500	6,592,374

MOTORCYCLE/MOTOR SCOOTER — 1.5%
Harley-Davidson, Inc.	549,600	37,719,048

MULTIMEDIA — 2.7%
Lagardere SCA		318,585	22,912,471
News Corp., Class A		2,115,700	44,112,345

			67,024,816

OIL & GAS DRILLING — 0.9%
Transocean, Inc.†		290,700	21,087,378

OIL COMPANIES-EXPLORATION & PRODUCTION — 4.6%
Devon Energy Corp.		951,552	63,601,736
EOG Resources, Inc.		757,600	50,403,128

			114,004,864

OIL COMPANIES-INTEGRATED — 5.7%
ConocoPhillips		1,649,308	99,354,314
Occidental Petroleum Corp.		890,000	41,776,600

			141,130,914

PHARMACY SERVICES — 1.2%
Caremark Rx, Inc.		589,400	29,016,162

PUBLISHING-NEWSPAPERS — 0.3%
Gannett Co., Inc.		106,700	6,310,238

REAL ESTATE INVESTMENT TRUSTS — 1.5%
General Growth Properties, Inc.		705,822	36,632,162

RENTAL AUTO/EQUIPMENT — 0.3%
Cosco Pacific, Ltd.		3,964,800	8,187,354

RETAIL-AUTOMOBILE — 0.3%
CarMax, Inc.†		149,300	6,613,990

RETAIL-BEDDING — 0.6%
Bed Bath & Beyond, Inc.†		383,300	15,443,157

RETAIL-BUILDING PRODUCTS — 0.5%
Lowe’s Cos., Inc.		436,400	13,153,096

RETAIL-DISCOUNT — 5.2%
Costco Wholesale Corp.		1,601,900	85,509,422
Wal-Mart Stores, Inc.		864,400	42,597,632

			128,107,054

SCHOOL — 0.3%
Apollo Group, Inc., Class A†		181,700	6,715,632

TELECOM SERVICES — 0.5%
NTL, Inc.		501,527	13,556,275

TELEPHONE-INTEGRATED — 1.2%
Sprint Corp.		1,534,200	28,674,198

TOBACCO — 5.4%
Altria Group, Inc.		1,625,225	132,179,549

TRANSPORT-SERVICES — 1.0%
Kuehne & Nagel International AG		145,500	9,999,799
United Parcel Service, Inc., Class B		186,400	14,045,240

			24,045,039

WIRELESS EQUIPMENT — 0.3%
Nokia Oyj ADR		317,200	6,305,936

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $1,530,349,219)			2,426,291,533

Short-Term Investment Securities — 1.7%

COMMERCIAL PAPER — 1.7%

Societe Generale NA 5.29% due 11/01/06 (cost $40,679,000)		$40,679,000	40,679,000

TOTAL INVESTMENTS (cost $1,571,028,219) @	100.1%		2,466,970,533
Liabilities in excess of other assets	(0.1)		(1,569,132)

NET ASSETS	100.0%		$2,465,401,401

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis.
ADR	American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
“DOGS” OF WALL STREET PORTFOLIO
AIG SunAmerica Asset Management Corp.
Portfolio of Investments — October 31, 2006
(unaudited)

Common Stock — 97.8%		Shares/
		Principal	Value
		Amount	(Note 1)

AUTO-CARS/LIGHT TRUCKS — 3.3%
General Motors Corp.		101,584	$3,547,313

BREWERY — 3.2%
Anheuser-Busch Cos., Inc.		73,214	3,471,808

BUILDING-RESIDENTIAL/COMMERCIAL — 6.4%
D.R. Horton, Inc.		146,100	3,423,123
KB Home Corp.		79,900	3,590,706

			7,013,829

CHEMICALS-DIVERSIFIED — 6.9%
du Pont (E.I.) de Nemours & Co.		79,994	3,663,725
Rohm & Haas Co.		73,842	3,826,493

			7,490,218

CONSUMER PRODUCTS-MISC. — 3.2%
Kimberly-Clark Corp.		52,521	3,493,697

CONTAINERS-PAPER/PLASTIC — 3.2%
Bemis Co., Inc.		105,093	3,533,227

COSMETICS & TOILETRIES — 9.6%
Avon Products, Inc.		112,595	3,424,014
Colgate-Palmolive Co.		55,538	3,552,766
Procter & Gamble Co.		54,883	3,479,033

			10,455,813

CRUISE LINES — 3.2%
Carnival Corp.		71,318	3,481,745

DISTRIBUTION/WHOLESALE — 3.3%
Genuine Parts Co.		79,764	3,630,857

DIVERSIFIED MANUFACTURED OPERATIONS — 6.4%
3M Co.		46,205	3,642,802
General Electric Co.		96,196	3,377,442

			7,020,244

ELECTRIC PRODUCTS-MISC. — 3.2%
Emerson Electric Co.		40,937	3,455,083

FINANCE-INVESTMENT BANKER/BROKER — 6.3%
Citigroup, Inc.		68,474	3,434,656
JPMorgan Chase & Co.		72,739	3,450,738

			6,885,394

FOOD-CONFECTIONERY — 3.6%
WM. Wrigley Jr. Co.		76,079	3,952,304

FOOD-WHOLESALE/DISTRIBUTION — 3.4%
Sysco Corp.		104,560	3,657,509

MEDICAL PRODUCTS — 3.3%
Johnson & Johnson		52,549	3,541,803

MEDICAL-DRUGS — 9.6%
Abbott Laboratories		73,276	3,481,343
Merck & Co., Inc.		81,933	3,721,397
Pfizer, Inc.		122,315	3,259,694

			10,462,434

OFFICE SUPPLIES & FORMS — 3.3%
Avery Dennison Corp.		56,837	3,588,688

PUBLISHING-NEWSPAPERS — 3.3%
Gannett Co., Inc.		60,922	3,602,927

RETAIL-RESTAURANTS — 3.3%
McDonald’s Corp.		86,500	3,626,080

TELEPHONE-INTEGRATED — 6.4%
AT&T, Inc.		105,545	3,614,916
Verizon Communications, Inc.		91,895	3,400,115

			7,015,031

TOBACCO — 3.4%
Altria Group, Inc.		44,979	3,658,142

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $96,128,788)			106,584,146

Repurchase Agreement — 2.2%

State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $2,334,000)		$2,334,000	2,334,000

TOTAL INVESTMENTS (cost $98,462,788) @	100.0%		108,918,146
Other assets less liabilities	0.0		44,784

NET ASSETS	100.0%		$108,962,930

@	See Note 4 for cost of investment on a tax basis

(1)	See Note 2 for details of Joint Repurchase Agreement.

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
ALLIANCE GROWTH PORTFOLIO
AllianceBerstein L.P.
Portfolio of Investments — October 31, 2006
(unaudited)

Common Stock — 98.5%	Shares/ Principal Amount	Value (Note 1)

AEROSPACE/DEFENSE — 5.1%
Boeing Co.	463,700	$37,031,082
Rockwell Collins, Inc.	159,700	9,275,376

		46,306,458

AGRICULTURAL OPERATIONS — 1.5%
Monsanto Co.	315,000	13,929,300

BANKS-FIDUCIARY — 1.0%
Northern Trust Corp.	150,600	8,843,232

CABLE TV — 1.6%
Comcast Corp., Special Class A†	350,000	14,168,000

CELLULAR TELECOM — 0.7%
America Movil SA de CV, Series L ADR	141,200	6,053,244

COMPUTERS — 7.2%
Apple Computer, Inc.†	563,200	45,664,256
Hewlett-Packard Co.	502,200	19,455,228

		65,119,484

COMPUTERS-MEMORY DEVICES — 1.9%
Network Appliance, Inc.†	469,000	17,118,500

COSMETICS & TOILETRIES — 3.7%
Procter & Gamble Co.	537,200	34,053,108

DIVERSIFIED MANUFACTURED OPERATIONS — 1.7%
General Electric Co.	257,000	9,023,270
Textron, Inc.	73,700	6,701,541

		15,724,811

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 5.8%
Advanced Micro Devices, Inc.†	1,037,600	22,069,752
Broadcom Corp., Class A†	712,950	21,580,997
NVIDIA Corp.†	260,300	9,076,661

		52,727,410

ENTERTAINMENT SOFTWARE — 0.9%
Electronic Arts, Inc.†	162,400	8,589,336

FINANCE-INVESTMENT BANKER/BROKER — 12.4%
Charles Schwab Corp.	82,600	1,504,972
Credit Suisse Group ADR	120,500	7,287,840
Goldman Sachs Group, Inc.	134,500	25,526,755
JPMorgan Chase & Co.	499,700	23,705,768
Merrill Lynch & Co., Inc.	330,600	28,901,052
UBS AG	435,500	26,060,320

		112,986,707

FINANCE-OTHER SERVICES — 2.1%
Chicago Mercantile Exchange Holdings, Inc.	23,650	11,848,650
NYSE Group, Inc.†	94,000	6,955,060

		18,803,710

FOOD-RETAIL — 0.9%
Whole Foods Market, Inc.	125,300	7,999,152

HOTEL/MOTEL — 1.6%
Starwood Hotels & Resorts Worldwide, Inc.	238,400	14,242,016

INVEST MANAGEMENT/ADVISOR SERVICES — 6.1%
Franklin Resources, Inc.	270,600	30,837,576
Legg Mason, Inc.	272,390	24,520,548

		55,358,124

MEDICAL-BIOMEDICAL/GENE — 3.6%
Amgen, Inc.†	74,300	5,640,113
Genentech, Inc.†	325,500	27,114,150

		32,754,263

MEDICAL-DRUGS — 1.0%
Wyeth	177,400	9,052,722

MEDICAL-GENERIC DRUGS — 1.5%
Teva Pharmaceutical Industries, Ltd. ADR	420,200	13,853,994

MEDICAL-HMO — 5.5%
UnitedHealth Group, Inc.	149,800	7,307,244
WellPoint, Inc.†	565,400	43,151,328

		50,458,572

MULTIMEDIA — 1.1%
Time Warner, Inc.	505,800	10,121,058

NETWORKING PRODUCTS — 1.8%
Cisco Systems, Inc.†	556,300	13,423,519
Juniper Networks, Inc.†	197,200	3,395,784

		16,819,303

OIL-FIELD SERVICES — 4.4%
Baker Hughes, Inc.	80,000	5,524,000
Halliburton Co.	790,300	25,566,205
Schlumberger, Ltd.	142,900	9,014,132

		40,104,337

OPTICAL SUPPLIES — 2.4%
Alcon, Inc.	206,900	21,947,952

PHARMACY SERVICES — 3.6%
Caremark Rx, Inc.	466,200	22,951,026
Medco Health Solutions, Inc.†	189,500	10,138,250

		33,089,276

Retail-Discount — 2.6%
Target Corp.	257,600	15,244,768
Wal-Mart Stores, Inc.	168,400	8,298,752

		23,543,520

RETAIL-REGIONAL DEPARTMENT STORES — 1.4%
Kohl’s Corp.†	186,700	13,181,020

RETAIL-RESTAURANTS — 1.8%
McDonald’s Corp.	389,400	16,323,648

TELECOM EQUIPMENT-FIBER OPTICS — 1.6%
Corning, Inc.†	699,300	14,286,699

THERAPEUTICS — 2.8%
Gilead Sciences, Inc.†	364,200	25,093,380

WEB PORTALS/ISP — 6.1%
Google, Inc., Class A†	98,930	47,129,263
Yahoo!, Inc.†	306,840	8,082,165

		55,211,428

WIRELESS EQUIPMENT — 3.1%
QUALCOMM, Inc.	771,300	28,067,607

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $802,462,719)			895,931,371

Short-Term Investment Securities — 1.6%

TIME DEPOSIT — 1.6%
Euro Time Deposit with State Street Bank & Trust Co. 4.05% due 11/01/06 (cost $14,177,000)		$14,177,000	$14,177,000

TOTAL INVESTMENTS (cost $816,639,719)@	100.1%		910,108,371
Liabilities in excess of other assets	(0.1)		(581,637)

NET ASSETS	100.0%		$909,526,734

@	See Note 4 for cost of investments on a tax basis
†	Non-income producing security
ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GOLDMAN SACHS RESEARCH PORTFOLIO
Goldman Sachs Asset Management L.P.
Portfolio of Investments — October 31, 2006
(unaudited)

Common Stock — 97.5%	Shares/ Principal Amount	Value (Note 1)

AEROSPACE/DEFENSE — 2.1%
General Dynamics Corp.	8,140	$578,754

AEROSPACE/DEFENSE-EQUIPMENT — 2.1%
United Technologies Corp.	8,679	570,384

APPLICATIONS SOFTWARE — 2.0%
Microsoft Corp.	18,550	532,570

BANKS-FIDUCIARY — 0.5%
Bank of New York Co., Inc.	3,810	130,950

BANKS-SUPER REGIONAL — 6.0%
Bank of America Corp.	18,406	991,531
Wells Fargo & Co.	17,800	645,962

		1,637,493

BEVERAGES-NON-ALCOHOLIC — 2.2%
PepsiCo, Inc.	9,610	609,658

BUILDING-HEAVY CONSTRUCTION — 1.3%
Chicago Bridge & Iron Co. NV	14,160	347,770

COMPUTERS — 4.0%
Research In Motion, Ltd.†	9,230	1,084,340

COMPUTERS-MEMORY DEVICES — 1.3%
Seagate Technology†	16,000	361,280

DATA PROCESSING/MANAGEMENT — 0.5%
First Data Corp.	6,110	148,167

DIVERSIFIED MANUFACTURED OPERATIONS — 0.9%
General Electric Co.	7,190	252,441

ELECTRIC-INTEGRATED — 2.2%
Exelon Corp.	9,636	597,239

ENTERPRISE SOFTWARE/SERVICE — 0.6%
Oracle Corp.†	9,053	167,209

FINANCE-CREDIT CARD — 2.3%
American Express Co.	10,720	619,723

FINANCE-INVESTMENT BANKER/BROKER — 5.7%
Citigroup, Inc.	10,170	510,127
JPMorgan Chase & Co.	15,871	752,920
Merrill Lynch & Co., Inc.	3,170	277,122

		1,540,169

FINANCE-MORTGAGE LOAN/BANKER — 2.8%
Countrywide Financial Corp.	12,642	481,913
Freddie Mac	4,170	287,688

		769,601

FINANCIAL GUARANTEE INSURANCE — 1.9%
Ambac Financial Group, Inc.	6,187	516,553

HOTEL/MOTEL — 1.0%
Wyndham Worldwide Corp.	8,916	263,022

INDUSTRIAL GASES — 2.0%
Praxair, Inc.	9,000	542,250

INSURANCE-MULTI-LINE — 1.7%
XL Capital, Ltd., Class A	6,493	458,081

INSURANCE-PROPERTY/CASUALTY — 1.1%
The St. Paul Travelers Cos., Inc.	5,810	297,065

MEDICAL INSTRUMENTS — 2.3%
Medtronic, Inc.	13,104	637,903

MEDICAL PRODUCTS — 5.1%
Baxter International, Inc.	17,586	808,429
Stryker Corp.	11,290	590,354

		1,398,783

MEDICAL-BIOMEDICAL/GENE — 3.1%
Amgen, Inc.†	7,678	582,837
MedImmune, Inc.†	8,490	272,020

		854,857

MEDICAL-DRUGS — 2.9%
Pfizer, Inc.	29,925	797,501

MULTIMEDIA — 4.4%
The McGraw-Hill Cos., Inc.	8,630	553,787
Time Warner, Inc.	20,940	419,010
Viacom, Inc., Class B	5,745	223,595

		1,196,392

NETWORKING PRODUCTS — 2.3%
Cisco Systems, Inc.†	26,259	633,630

OIL COMPANIES-INTEGRATED — 6.6%
Exxon Mobil Corp.	17,305	1,235,923
Suncor Energy, Inc.	7,240	554,946

		1,790,869

OIL-FIELD SERVICES — 5.9%
Baker Hughes, Inc.	10,332	713,425
Schlumberger, Ltd.	14,270	900,151

		1,613,576

PHARMACY SERVICES — 2.4%
Caremark Rx, Inc.	8,420	414,517
Medco Health Solutions, Inc.†	4,320	231,120

		645,637

RETAIL-BUILDING PRODUCTS — 1.0%
Lowe’s Cos., Inc.	9,180	276,685

RETAIL-DRUG STORE — 1.7%
CVS Corp.	14,520	455,638

RETAIL-MAJOR DEPARTMENT STORES — 1.8%
J.C. Penny Co., Inc.	6,316	475,153

SAVINGS & LOANS/THRIFTS — 1.3%
Washington Mutual, Inc.	8,047	340,388

TELEPHONE-INTEGRATED — 2.9%
Sprint Corp.	22,450	419,590
Verizon Communications, Inc.	10,315	381,655

		801,245

TOBACCO — 1.8%
Altria Group, Inc.	6,062	493,022

WEB PORTALS/ISP — 2.2%
Google, Inc., Class A†	1,240	590,724

WIRELESS EQUIPMENT — 5.6%
American Tower Corp., Class A†	16,350	588,927
Motorola, Inc.	21,779	502,224
QUALCOMM, Inc.	11,570	421,032

		1,512,183

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $23,004,219)		26,538,905

Repurchase Agreement — 2.2%

Agreement with State Street Bank & Trust Co., bearing interest at 4.35% dated 10/31/06 to be repurchased 11/01/06 in the amount of $600,073 and collateralized by $560,000 of United States Treasury Notes, bearing interest at 5.50% due 08/15/28 having an approximate value of $616,057 (cost $600,000)		$600,000	600,000

TOTAL INVESTMENTS (cost $23,604,219) @	99.7%		27,138,905
Other assets less liabilities	0.3		84,092

NET ASSETS	100.0%		$27,222,997

†	Non-income producing security

@	See Note 4 for cost of investments on a tax basis
ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
Massachusetts Financial Services Company
Portfolio of Investments — October 31, 2006
(unaudited)

Common Stock — 99.1%	Shares/ Principal Amount	Value (Note 1)

AEROSPACE/DEFENSE — 1.8%
Lockheed Martin Corp.	53,100	$4,615,983

AEROSPACE/DEFENSE-EQUIPMENT — 1.9%
United Technologies Corp.	73,330	4,819,248

AGRICULTURAL OPERATIONS — 0.9%
Monsanto Co.	54,100	2,392,302

ATHLETIC FOOTWEAR — 1.2%
NIKE, Inc., Class B	32,170	2,955,780

BANKS-FIDUCIARY — 1.2%
Bank of New York Co., Inc.	91,000	3,127,670

BANKS-SUPER REGIONAL — 3.0%
Bank of America Corp.	92,990	5,009,371
Wells Fargo & Co.	70,760	2,567,881

		7,577,252

BEVERAGES-NON-ALCOHOLIC — 2.2%
Coca-Cola Co.	64,320	3,005,030
PepsiCo, Inc.	41,052	2,604,339

		5,609,369

BEVERAGES-WINE/SPIRITS — 1.2%
Diageo PLC	170,160	3,148,508

CASINO SERVICES — 0.5%
International Game Technology	29,510	1,254,470

CHEMICALS-DIVERSIFIED — 0.9%
Rohm & Haas Co.	44,760	2,319,463

COMMERCIAL SERVICES-FINANCE — 0.5%
The Western Union Co.†	53,560	1,180,998

COMPUTERS — 1.6%
Apple Computer, Inc.†	27,310	2,214,295
Dell, Inc.†	73,850	1,796,770

		4,011,065

COMPUTERS-MEMORY DEVICES — 2.6%
EMC Corp.†	391,820	4,799,795
SanDisk Corp.†	36,790	1,769,599

		6,569,394

CONSULTING SERVICES — 0.5%
Accenture, Ltd., Class A†	36,450	1,199,569

COSMETICS & TOILETRIES — 3.2%
Colgate-Palmolive Co.	44,650	2,856,261
Procter & Gamble Co.	80,970	5,132,688

		7,988,949

CRUISE LINES — 1.0%
Carnival Corp.	50,840	2,482,009

DATA PROCESSING/MANAGEMENT — 0.5%
First Data Corp.	53,560	1,298,830

DIVERSIFIED MANUFACTURED OPERATIONS — 1.9%
3M Co.	32,620	2,571,761
Tyco International, Ltd.	76,730	2,258,164

		4,829,925

ELECTRIC-INTEGRATED — 1.6%
Entergy Corp.	11,270	967,304
Exelon Corp.	34,760	2,154,425
FPL Group, Inc.	16,800	856,800

		3,978,529

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 2.6%
Intel Corp.	164,610	3,512,777
Samsung Electronics Co., Ltd. GDR*	9,226	2,991,531

		6,504,308

ELECTRONIC FORMS — 1.0%
Adobe Systems, Inc.†	68,040	2,602,530

ENTERPRISE SOFTWARE/SERVICE — 1.7%
Oracle Corp.†	228,430	4,219,102

ENTERTAINMENT SOFTWARE — 1.0%
Electronic Arts, Inc.†	47,340	2,503,813

FINANCE-CONSUMER LOANS — 1.4%
SLM Corp.	71,420	3,476,726

FINANCE-CREDIT CARD — 1.4%
American Express Co.	61,430	3,551,268

FINANCE-INVESTMENT BANKER/BROKER — 5.3%
Charles Schwab Corp.	101,060	1,841,313
Goldman Sachs Group, Inc.	18,660	3,541,481
JPMorgan Chase & Co.	106,250	5,040,500
Lehman Brothers Holdings, Inc.	37,090	2,887,086

		13,310,380

FOOD-MISC. — 1.4%
Nestle SA	10,214	3,489,369

GAMBLING (NON-HOTEL) — 0.5%
Ladbrokes PLC	170,214	1,326,365

INDUSTRIAL AUTOMATED/ROBOTIC — 0.8%
Rockwell Automation, Inc.	31,100	1,928,200

INDUSTRIAL GASES — 1.1%
Praxair, Inc.	46,330	2,791,382

INSURANCE-LIFE/HEALTH — 2.6%
Genworth Financial, Inc., Class A	200,900	6,718,096

INSURANCE-MULTI-LINE — 3.8%
ACE, Ltd.	106,490	6,096,552
MetLife, Inc.	61,830	3,532,348

		9,628,900

INSURANCE-PROPERTY/CASUALTY — 0.8%
The St. Paul Travelers Cos., Inc.	40,700	2,080,991

INTERNET SECURITY — 0.5%
CheckFree Corp.†	30,500	1,204,140

INVEST MANAGEMENT/ADVISOR SERVICES — 1.0%
Franklin Resources, Inc.	22,280	2,539,029

MEDICAL INSTRUMENTS — 1.8%
Boston Scientific Corp.†	67,800	1,078,698
Medtronic, Inc.	71,420	3,476,726

		4,555,424

MEDICAL PRODUCTS — 4.7%
Johnson & Johnson	126,720	8,540,928
Zimmer Holdings, Inc.†	46,460	3,345,585

		11,886,513

MEDICAL-BIOMEDICAL/GENE — 3.2%
Amgen, Inc.†	75,560	5,735,760
Genzyme Corp.†	36,220	2,445,212

		8,180,972

MEDICAL-DRUGS — 6.0%
Abbott Laboratories	88,150	4,188,007
Eli Lilly & Co.	59,520	3,333,715
Roche Holding AG	20,610	3,606,605
Wyeth	77,780	3,969,113

		15,097,440

MEDICAL-GENERIC DRUGS — 0.4%
Teva Pharmaceutical Industries, Ltd. ADR	31,770	1,047,457

MULTIMEDIA — 2.4%
News Corp., Class A	79,760	1,662,996
Viacom, Inc., Class B	40,315	1,569,060
Walt Disney Co.	87,190	2,742,997

		5,975,053

NETWORKING PRODUCTS — 2.2%
Cisco Systems, Inc.†	231,110	5,576,684

OIL & GAS DRILLING — 3.4%
GlobalSantaFe Corp.	53,250	2,763,675
Noble Corp.	46,520	3,261,052
Transocean, Inc.†	36,160	2,623,046

		8,647,773

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.2%
EOG Resources, Inc.	45,610	3,034,433

OIL COMPANIES-INTEGRATED — 4.8%
Exxon Mobil Corp.	123,430	8,815,371
Hess Corp.	77,030	3,266,072

		12,081,443

RETAIL-APPAREL/SHOE — 0.7%
Chico’s FAS, Inc.†	73,880	1,767,948

RETAIL-DISCOUNT — 1.3%
Target Corp.	56,170	3,324,141

RETAIL-OFFICE SUPPLIES — 1.4%
Staples, Inc.	138,090	3,561,341

RETAIL-REGIONAL DEPARTMENT STORES — 1.2%
Federated Department Stores, Inc.	38,700	1,699,317
Kohl’s Corp.†	17,810	1,257,386

		2,956,703

SEMICONDUCTOR EQUIPMENT — 0.5%
Applied Materials, Inc.	70,100	1,219,039

SEMICONDUCTORS COMPONENTS-INTERGRATED CIRCUITS — 0.7%
Marvell Technology Group, Ltd.†	98,600	1,802,408

SOAP & CLEANING PREPARATION — 2.3%
Reckitt Benckiser PLC	136,740	5,949,720

TELECOM SERVICES — 2.0%
Amdocs, Ltd.†	66,900	2,593,044
Embarq Corp.	7,442	359,821
TELUS Corp.	35,080	2,028,358
TELUS Corp. (Non Voting Shares)	214	12,272

		4,993,495

THERAPEUTICS — 0.6%
Gilead Sciences, Inc.†	22,290	1,535,781

TOBACCO — 2.3%
Altria Group, Inc.	71,460	5,811,842

TRANSPORT-SERVICES — 0.6%
FedEx Corp.	13,490	1,545,145

WEB PORTALS/ISP — 0.3%
Yahoo!, Inc.†	31,260	823,388

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $211,775,068)		250,608,055

Short-Term Investment Securities — 1.0%

COMMERCIAL PAPER — 1.0%
Jupiter Securitization Corp. 5.30% due 11/01/06 (cost $2,494,000)		$2,494,000	2,494,000

TOTAL INVESTMENTS (cost $214,269,068) @	100.1%		253,102,055
Liabilities in excess of other assets	(0.1)		(322,231)

NET ASSETS	100.0%		$252,779,824

†	Non-income producing security

@	See Note 4 for cost of investment on a tax basis

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At October 31, 2006 the aggregate value of these securities was $2,99,531 representing 1.2% net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
ADR American Depository Receipt
GDR Global Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
PUTNAM GROWTH: VOYAGER PORTFOLIO
Putnam Investment Management, LLC
Portfolio of Investments — October 31, 2006
(unaudited)

Common Stock — 99.3%	Shares/ Principal Amount	Value (Note 1)

ADVERTISING AGENCY — 0.8%
Omnicom Group, Inc.	13,200	$1,339,140

AEROSPACE/DEFENSE — 0.8%
General Dynamics Corp.	19,100	1,358,010

AIRLINES — 1.6%
JetBlue Airways Corp.†	109,300	1,372,808
Southwest Airlines Co.	97,800	1,469,934

		2,842,742

BANKS-COMMERCIAL — 1.5%
Commerce Bancorp, Inc.	76,200	2,660,904

BANKS-SUPER REGIONAL — 0.8%
Wells Fargo & Co.	36,800	1,335,472

BUILDING-RESIDENTIAL/COMMERCIAL — 0.8%
NVR, Inc.†	2,600	1,459,900

CASINO HOTEL — 1.2%
Las Vegas Sands Corp.†	27,400	2,087,880

COATINGS/PAINT — 0.7%
The Sherwin-Williams Co.	21,100	1,249,753

COMMERCIAL SERVICES-FINANCE — 1.4%
Moody’s Corp.	24,700	1,637,610
The Western Union Co.†	40,052	883,146

		2,520,756

COMPUTER AIDED DESIGN — 1.1%
Autodesk, Inc.†	54,200	1,991,850

COMPUTERS — 4.6%
Apple Computer, Inc.†	55,800	4,524,264
Dell, Inc.†	150,100	3,651,933

		8,176,197

COMPUTERS-MEMORY DEVICES — 1.8%
EMC Corp.†	177,600	2,175,600
Network Appliance, Inc.†	26,700	974,550

		3,150,150

CONSULTING SERVICES — 0.6%
Accenture, Ltd., Class A	30,200	993,882

COSMETICS & TOILETRIES — 1.4%
Colgate-Palmolive Co.	39,000	2,494,830

CRUISE LINES — 0.5%
Royal Caribbean Cruises, Ltd.	22,700	919,350

DATA PROCESSING/MANAGEMENT — 2.6%
Automatic Data Processing, Inc.	42,100	2,081,424
Dun & Bradstreet Corp.†	8,278	639,393
Paychex, Inc.	45,600	1,800,288

		4,521,105

DIVERSIFIED MANUFACTURED OPERATIONS — 3.1%
Danaher Corp.	32,300	2,318,171
Illinois Tool Works, Inc.	34,700	1,663,171
Parker Hannifin Corp.	18,800	1,572,244

		5,553,586

E-COMMERCE/SERVICES — 2.0%
eBay, Inc.†	110,300	3,543,939

ELECTRIC-GENERATION — 0.6%
The AES Corp.†	45,200	993,948

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.7%
Microchip Technology, Inc.	35,600	1,172,308

ELECTRONIC FORMS — 1.2%
Adobe Systems, Inc.†	57,200	2,187,900

ELECTRONICS-MILITARY — 0.5%
L-3 Communications Holdings, Inc.	11,700	942,084

ENTERPRISE SOFTWARE/SERVICE — 2.4%
Oracle Corp.†	228,000	4,211,160

FINANCE-CREDIT CARD — 4.2%
American Express Co.	62,500	3,613,125
Capital One Financial Corp.	47,900	3,799,907

		7,413,032

FINANCE-INVESTMENT BANKER/BROKER — 5.4%
Goldman Sachs Group, Inc.	25,700	4,877,603
Morgan Stanley	18,346	1,402,185
The Bear Stearns Cos., Inc.	21,400	3,238,890

		9,518,678

FINANCE-MORTGAGE LOAN/BANKER — 2.1%
Countrywide Financial Corp.	98,400	3,751,008

FINANCE-OTHER SERVICES — 1.1%
Chicago Mercantile Exchange Holdings, Inc.	3,800	1,903,800

FOOD-RETAIL — 1.0%
Whole Foods Market, Inc.	28,800	1,838,592

INSURANCE-LIFE/HEALTH — 0.4%
Prudential Financial, Inc.	8,800	676,984

INSURANCE-MULTI-LINE — 0.2%
ACE, Ltd.	6,600	377,850

INSURANCE-REINSURANCE — 1.7%
Berkshire Hathaway, Inc., Class B†	860	3,022,900

INTERNET SECURITY — 0.4%
VeriSign, Inc.†	38,800	802,384

INVEST MANAGEMENT/ADVISOR SERVICES — 1.4%
BlackRock, Inc.	6,900	1,040,796
T. Rowe Price Group, Inc.	30,000	1,419,300

		2,460,096

MACHINERY-CONSTRUCTION & MINING — 1.5%
Caterpillar, Inc.	42,700	2,592,317

MEDICAL INSTRUMENTS — 2.7%
Boston Scientific Corp.†	90,300	1,436,673
Medtronic, Inc.	47,600	2,317,168
St. Jude Medical, Inc.†	30,700	1,054,545

		4,808,386

MEDICAL PRODUCTS — 1.3%
Becton, Dickinson & Co.	18,200	1,274,546
Nobel Biocare Holding AG	3,630	993,541

		2,268,087

MEDICAL-BIOMEDICAL/GENE — 3.5%
Amgen, Inc.†	41,700	3,165,447
Biogen Idec, Inc.†	21,400	1,018,640
Genentech, Inc.†	23,400	1,949,220

		6,133,307

MEDICAL-GENERIC DRUGS — 1.1%
Barr Pharmaceuticals, Inc.†	17,100	895,527

Teva Pharmaceutical Industries, Ltd. ADR	30,200	995,694

		1,891,221

MEDICAL-HMO — 4.7%
Coventry Health Care, Inc.†	10,686	501,708
UnitedHealth Group, Inc.	91,100	4,443,858
WellPoint, Inc.†	43,200	3,297,024

		8,242,590

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.9%
Cardinal Health, Inc.	24,100	1,577,345

MOTORCYCLE/MOTOR SCOOTER — 1.1%
Harley-Davidson, Inc.	29,100	1,997,133

MULTIMEDIA — 1.3%
The McGraw-Hill Cos., Inc.	36,100	2,316,537

NETWORKING PRODUCTS — 3.5%
Cisco Systems, Inc.†	256,300	6,184,519

OIL COMPANIES-EXPLORATION & PRODUCTION — 2.3%
Apache Corp.	16,000	1,045,120
Devon Energy Corp.	21,500	1,437,060
EOG Resources, Inc.	22,700	1,510,231

		3,992,411

OIL COMPANIES-INTEGRATED — 1.1%
Exxon Mobil Corp.	19,400	1,385,548
Marathon Oil Corp.	7,100	613,440

		1,998,988

OIL REFINING & MARKETING — 0.4%
Valero Energy Corp.	13,100	685,523

PHARMACY SERVICES — 0.6%
Express Scripts, Inc.†	17,200	1,095,984

REAL ESTATE MANAGEMENT/SERVICES — 1.1%
CB Richard Ellis Group, Inc., Class A†	66,600	1,999,998

RETAIL-APPAREL/SHOE — 1.3%
Abercrombie & Fitch Co., Class A	12,800	981,120
Ross Stores, Inc.	47,700	1,403,811

		2,384,931

RETAIL-BEDDING — 0.8%
Bed Bath & Beyond, Inc.†	36,500	1,470,585

RETAIL-BUILDING PRODUCTS — 4.6%
Home Depot, Inc.	108,500	4,050,305
Lowe’s Cos., Inc.	134,200	4,044,788

		8,095,093

RETAIL-CONSUMER ELECTRONICS — 0.8%
Best Buy Co., Inc.	26,600	1,469,650

RETAIL-DRUG STORE — 0.9%
CVS Corp.	49,700	1,559,586

RETAIL-OFFICE SUPPLIES — 2.2%
Staples, Inc.	151,300	3,902,027

RETAIL-REGIONAL DEPARTMENT STORES — 1.0%
Kohl’s Corp.†	24,100	1,701,460

RETAIL-RESTAURANTS — 1.8%
Starbucks Corp.†	43,000	1,623,250
Yum! Brands, Inc.	26,500	1,575,690

		3,198,940

SEMICONDUCTOR EQUIPMENT — 1.1%
Applied Materials, Inc.	115,300	2,005,067

TELECOM EQUIPMENT-FIBER OPTICS — 0.8%
Corning, Inc.†	71,900	1,468,917

TRANSPORT-SERVICES — 1.5%
Expeditors International of Washington, Inc.	9,800	464,618
United Parcel Service, Inc., Class B	30,282	2,281,749

		2,746,367

WEB PORTALS/ISP — 3.1%
Google, Inc., Class A†	7,500	3,572,925
Yahoo!, Inc.†	70,400	1,854,336

		5,427,261

WIRELESS EQUIPMENT — 1.7%
QUALCOMM, Inc.	82,500	3,002,175

TOTAL COMMON STOCK (cost $160,296,049)		175,688,575

Exchange Traded Funds — 0.5%

INDEX FUND-LARGE CAP — 0.5%
Nasdaq-100 Trust, Series 1	4,600	195,868
SPDR Trust, Series 1	5,100	702,729

TOTAL EXCHANGE TRADED FUNDS (cost $890,705)		898,597

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $161,186,754)		176,587,172

Repurchase Agreement — 0.1%

Agreement with Bank of America NA, bearing interest at 5.27% dated 10/31/06 to be repurchased 11/01/06 in the amount of $176,026 and collateralized by $170,000 of Federal Home Loan Mtg. Notes, bearing interest at 7.00%, due 03/15/10 and having approximate value of $181,041 (cost $176,000)		$176,000	176,000

TOTAL INVESTMENTS (cost $161,362,754) @	99.9%		176,763,172
Other assets less liabilities	0.1		192,119

NET ASSETS	100.0%		$176,955,291

†	Non-income producing security

@	See Note 4 for cost of investment on a tax basis
ADR American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
BLUE CHIP GROWTH PORTFOLIO
AIG SunAmerica Asset Management Corp.
Portfolio of Investments — October 31, 2006
(unaudited)

	Shares/
Common Stock — 99.0%	Principal Amount	Value (Note 1)

ADVERTISING SALES — 0.3%
Clear Channel Outdoor Holdings, Inc., Class A†	5,100	$125,205

AEROSPACE/DEFENSE — 1.0%
Boeing Co.	5,900	471,174

AEROSPACE/DEFENSE-EQUIPMENT — 1.3%
United Technologies Corp.	9,400	617,768

APPLICATIONS SOFTWARE — 3.1%
Microsoft Corp.	49,100	1,409,661

ATHLETIC FOOTWEAR — 0.6%
NIKE, Inc., Class B	2,800	257,264

BEVERAGES-NON-ALCOHOLIC — 2.7%
PepsiCo, Inc.	19,700	1,249,768

CABLE TV — 1.6%
Comcast Corp., Class A†	18,400	748,328

CELLULAR TELECOM — 1.0%
NII Holdings, Inc.†	6,900	448,707

COAL — 0.9%
Peabody Energy Corp.	10,300	432,291

COMMERCIAL SERVICES — 0.6%
Alliance Data Systems Corp.†	4,600	279,312

COMPUTER AIDED DESIGN — 1.6%
Autodesk, Inc.†	19,700	723,975

COMPUTERS — 4.4%
Apple Computer, Inc.†	8,600	697,288
Hewlett-Packard Co.	12,700	491,998
International Business Machines Corp.	9,200	849,436

		2,038,722

COSMETICS & TOILETRIES — 3.3%
Procter & Gamble Co.	24,300	1,540,377

DIVERSIFIED MANUFACTURED OPERATIONS — 9.2%
3M Co.	6,300	496,692
Danaher Corp.	10,000	717,700
Dover Corp.	9,800	465,500
General Electric Co.	56,300	1,976,693
ITT Corp.	10,100	549,339

		4,205,924

ELECTRIC PRODUCTS-MISC. — 2.5%
AMETEK, Inc.	13,800	644,184
Emerson Electric Co.	5,900	497,960

		1,142,144

ELECTRIC-INTEGRATED — 1.0%
Exelon Corp.	4,100	254,118
TXU Corp.	3,300	208,329

		462,447

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 2.1%
Intel Corp.	25,500	544,170
Texas Instruments, Inc.	14,700	443,646

		987,816

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.7%
Agilent Technologies, Inc.†	9,100	323,960

ELECTRONICS-MILITARY — 1.1%
L-3 Communications Holdings, Inc.	6,100	491,172

ENTERPRISE SOFTWARE/SERVICE — 0.8%
Oracle Corp.†	19,300	356,471

ENTERTAINMENT SOFTWARE — 0.8%
Electronic Arts, Inc.†	6,600	349,074

FINANCE-CONSUMER LOANS — 0.6%
SLM Corp.	5,300	258,004

FINANCE-CREDIT CARD — 1.0%
American Express Co.	8,100	468,261

FINANCE-INVESTMENT BANKER/BROKER — 4.8%
Citigroup, Inc.	14,000	702,240
Goldman Sachs Group, Inc.	3,700	702,223
Merrill Lynch & Co., Inc.	9,300	813,006

		2,217,469

FINANCE-OTHER SERVICES — 0.8%
The Nasdaq Stock Market, Inc.†	10,600	378,738

FOOD-WHOLESALE/DISTRIBUTION — 0.5%
Sysco Corp.	7,000	244,860

INVEST MANAGEMENT/ADVISOR SERVICES — 1.3%
Legg Mason, Inc.	6,600	594,132

MACHINERY-CONSTRUCTION & MINING — 0.9%
Caterpillar, Inc.	7,100	431,041

MACHINERY-GENERAL INDUSTRIAL — 1.7%
IDEX Corp.	16,756	785,856

MEDICAL INSTRUMENTS — 1.5%
Medtronic, Inc.	14,500	705,860

MEDICAL PRODUCTS — 4.5%
Johnson & Johnson	19,600	1,321,040
The Cooper Cos., Inc.	12,700	731,901

		2,052,941

MEDICAL-BIOMEDICAL/GENE — 4.4%
Amgen, Inc.†	8,100	614,871
Celgene Corp.†	9,100	486,304
Genentech, Inc.†	5,500	458,150
Genzyme Corp.†	6,700	452,317

		2,011,642

MEDICAL-DRUGS — 1.8%
Abbott Laboratories	4,700	223,297
Novartis AG ADR	9,800	595,154

		818,451

MEDICAL-HMO — 4.2%
Aetna, Inc.	12,000	494,640
Coventry Health Care, Inc.†	7,700	361,515
UnitedHealth Group, Inc.	10,300	502,434

WellPoint, Inc.†		7,200	549,504

			1,908,093

METAL PROCESSORS & FABRICATION — 0.9%
Precision Castparts Corp.		6,400	435,584

MULTIMEDIA — 2.5%
News Corp., Class A		31,400	654,690
Time Warner, Inc.		23,700	474,237

			1,128,927

NETWORKING PRODUCTS — 2.8%
Cisco Systems, Inc.†		53,800	1,298,194

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.3%
XTO Energy, Inc.		12,900	601,914

OIL COMPANIES-INTEGRATED — 1.1%
Exxon Mobil Corp.		6,800	485,656

OIL REFINING & MARKETING — 1.0%
Valero Energy Corp.		8,700	455,271

OIL-FIELD SERVICES — 1.1%
Schlumberger, Ltd.		7,700	485,716

PHARMACY SERVICES — 2.1%
Caremark Rx, Inc.		9,300	457,839
Medco Health Solutions, Inc.†		9,800	524,300

			982,139

RADIO — 0.2%
XM Satellite Radio Holdings, Inc., Class A†		9,500	110,770

RETAIL-APPAREL/SHOE — 0.5%
Abercrombie & Fitch Co., Class A		3,000	229,950

RETAIL-BUILDING PRODUCTS — 1.0%
Home Depot, Inc.		12,800	477,824

RETAIL-DISCOUNT — 3.5%
Target Corp.		11,900	704,242
Wal-Mart Stores, Inc.		18,000	887,040

			1,591,282

RETAIL-DRUG STORE — 1.5%
CVS Corp.		22,500	706,050

RETAIL-JEWELRY — 1.3%
Tiffany & Co.		16,200	578,664

RETAIL-REGIONAL DEPARTMENT STORES — 0.8%
Kohl’s Corp.†		5,100	360,060

SEMICONDUCTOR EQUIPMENT — 0.5%
Applied Materials, Inc.		12,900	224,331

SEMICONDUCTORS COMPONENTS-INTERGRATED CIRCUITS — 0.4%
Linear Technology Corp.		5,900	183,608

TELECOM EQUIPMENT-FIBER OPTICS — 0.4%
Corning, Inc.†		9,700	198,171

THERAPEUTICS — 1.0%
Gilead Sciences, Inc.†		6,700	461,630

WEB PORTALS/ISP — 4.1%
Google, Inc., Class A†		2,400	1,143,336
Yahoo!, Inc.†		27,300	719,082

			1,862,418

WIRELESS EQUIPMENT — 2.4%
Motorola, Inc.		28,648	660,623
QUALCOMM, Inc.		11,600	422,124

			1,082,747

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $42,637,860)			45,477,814

Repurchase Agreement — 2.1%

State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $965,000)		$965,000	965,000

TOTAL INVESTMENTS (cost $43,602,860)@	101.1%		46,442,814
Liabilities in excess of other assets	(1.1)		(497,631)

NET ASSETS	100.0%		$45,945,183

†	Non-income producing security

@	See Note 4 for cost of investments on a tax basis

(1)	See Note 2 for details of Joint Repurchase Agreement
ADR American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
REAL ESTATE PORTFOLIO
Davis Selected Advisers, L.P. (dba Davis Advisors)
Portfolio of Investments — October 31, 2006
(unaudited)

Common Stock — 88.8%	Shares/ Principal Amount	Value (Note 1)

REAL ESTATE INVESTMENT TRUSTS — 72.3%
Alexandria Real Estate Equities, Inc.	157,300	$15,682,810
AMB Property Corp.	120,000	7,009,200
American Campus Communities, Inc.	227,000	6,045,010
Boston Properties, Inc.	112,300	11,997,009
Columbia Equity Trust, Inc.	160,800	2,759,328
Corporate Office Properties Trust	274,500	13,118,355
Cousins Properties, Inc.	300,000	10,731,000
Developers Diversified Realty Corp.	205,686	12,526,277
Duke Realty Corp.	269,200	10,784,152
First Potomac Reality Trust	85,600	2,648,464
General Growth Properties, Inc.	306,052	15,884,099
Gramercy Capital Corp.	146,000	4,073,400
Host Marriott Corp.	419,200	9,666,752
Kimco Realty Corp.	287,760	12,785,177
Pennsylvania Real Estate Investment Trust	52,100	2,245,510
ProLogis	253,900	16,064,253
Regency Centers Corp.	145,600	10,506,496
Simon Property Group, Inc.	83,400	8,098,140
SL Green Realty Corp.	104,510	12,650,935
Spirit Finance Corp.	386,900	4,607,979
The Macerich Co.	79,300	6,371,755
U-Store-It Trust	145,100	3,186,396
United Dominion Realty Trust, Inc.	341,800	11,064,066
Ventas, Inc.	251,700	9,811,266
Vornado Realty Trust	97,094	11,578,460

		231,896,289

REAL ESTATE OPERATIONS & DEVELOPMENT — 13.0%
Brixton PLC†	598,921	6,140,781
Capital & Regional PLC	137,800	3,377,754
Derwent Valley Holdings PLC	122,044	4,618,849
Forest City Enterprises, Inc., Class A	301,500	16,552,350
Hammerson PLC	159,800	4,106,010
Slough Estates PLC	132,929	1,740,748
The St. Joe Co.	95,200	5,119,856

		41,656,348

TRANSPORT-MARINE — 2.0%
Alexander & Baldwin, Inc.	138,900	6,393,567

TRANSPORT-RAIL — 1.5%
Florida East Coast Industries, Inc.	77,100	4,606,725

TOTAL COMMON STOCK (cost $181,508,956)		284,552,929

Preferred Stock — 0.3%

REAL ESTATE INVESTMENT TRUSTS — 0.3%
Equity Residential, Series D 8.60%	10,000	256,200
Equity Residential, Series E 7.00%	13,600	821,304

		1,077,504

TOTAL PREFERRED STOCK (cost $657,675)		1,077,504

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $182,166,631)		285,630,433

Short-Term Investment Securities — 7.8%

COMMERCIAL PAPER — 7.8%
SanPaolo IMI SpA 5.25% due 11/01/06		14,077,000	14,077,000
Societe Generale NA 5.29% due 11/01/06		11,003,000	11,003,000

			25,080,000

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $25,080,000)			25,080,000

TOTAL INVESTMENTS (cost $207,246,631)@	96.9%		310,710,433
Other assets less liabilities	3.1		9,905,201

NET ASSETS	100.0%		$320,615,634

†	Non-income producing security

@	See Note 4 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
SMALL COMPANY VALUE PORTFOLIO
Franklin Advisory Services, LLC
Portfolio of Investments — October 31, 2006
(unaudited)

Common Stock — 87.7%	Shares/ Principal Amount	Value (Note 1)

AGRICULTURAL OPERATIONS — 0.7%
Bunge, Ltd.	2,700	$173,097

AIRLINES — 1.0%
Skywest, Inc.	10,000	266,600

APPAREL MANUFACTURER — 0.6%
Gymboree Corp.†	3,100	144,026

AUTO-TRUCK TRAILERS — 1.5%
Wabash National Corp.	28,000	392,840

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.3%
Superior Industries International, Inc.	4,276	72,264

BANKS-COMMERCIAL — 1.3%
Chemical Financial Corp.	4,000	119,640
First Indiana Corp.	3,000	76,560
Peoples Bancorp, Inc.	4,500	132,210

		328,410

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.5%
Simpson Manufacturing Co., Inc.	4,500	127,755

BUILDING PRODUCTS-DOORS & WINDOWS — 1.1%
Apogee Enterprises, Inc.	18,000	289,620

BUILDING PRODUCTS-LIGHT FIXTURES — 0.9%
Genlyte Group, Inc.†	3,000	231,780

BUILDING PRODUCTS-WOOD — 1.2%
Universal Forest Products, Inc.	6,900	313,122

BUILDING-MAINTENANCE & SERVICES — 0.8%
ABM Industries, Inc.	10,000	198,600

BUILDING-MOBILEHOME/MANUFACTURED HOUSING — 4.2%
MonaCo. Coach Corp.	23,500	280,590
Thor Industries, Inc.	10,000	438,200
Winnebago Industries, Inc.	11,000	366,190

		1,084,980

BUILDING-RESIDENTIAL/COMMERCIAL — 2.1%
M.D.C Holdings, Inc.	2,800	139,608
M/I Homes, Inc.	11,000	395,120

		534,728

CASINO HOTEL — 0.1%
Aztar Corp.†	600	32,142

CHEMICALS-DIVERSIFIED — 0.9%
Westlake Chemical Corp.	7,000	220,850

CHEMICALS-SPECIALTY — 1.1%
Cabot Corp.	7,000	276,850

COAL — 1.2%
Arch Coal, Inc.	2,600	90,038
CONSOL Energy, Inc.	3,200	113,248
Peabody Energy Corp.	2,700	113,319

		316,605

COATINGS/PAINT — 1.2%
RPM International, Inc.	16,000	306,400

COMPUTERS-INTEGRATED SYSTEMS — 0.3%
Diebold, Inc.	2,000	87,360

CONSUMER PRODUCTS-MISC. — 0.7%
Russ Berrie and Co., Inc.	12,200	184,952

DIVERSIFIED MANUFACTURED OPERATIONS — 2.5%
A.O. Smith Corp.	2,700	94,932
Carlisle Cos., Inc.	2,000	167,380
Roper Industries, Inc.	3,000	143,550
Teleflex, Inc.	4,000	248,800

		654,662

ELECTRIC-INTEGRATED — 0.7%
Sierra Pacific Resources†	12,000	181,920

ELECTRONIC COMPONENTS-MISC. — 0.4%
Gentex Corp.	5,660	90,051

ENGINEERING/R&D SERVICES — 0.5%
EMCOR Group, Inc.†	2,200	130,130

ENGINES-INTERNAL COMBUSTION — 0.8%
Briggs & Stratton Corp.	8,000	203,920

ENVIRONMENTAL MONITORING & DETECTION — 1.7%
Mine Safety Appliances Co.	11,500	434,930

FINANCIAL GUARANTEE INSURANCE — 0.3%
PMI Group, Inc.	1,500	63,975

FOOTWEAR & RELATED APPAREL — 0.8%
Timberland Co., Class A†	7,000	201,950

GAS-DISTRIBUTION — 1.5%
Atmos Energy Corp.	4,500	138,285
Energen Corp.	6,000	256,920

		395,205

HOME FURNISHINGS — 3.9%
American Woodmark Corp.	7,000	258,930
Bassett Furniture Industries, Inc.	5,600	92,512
Ethan Allen Interiors, Inc.	5,600	199,472
Hooker Furniture Corp.	15,000	212,100
La-Z-Boy, Inc.	20,500	251,125

		1,014,139

IDENTIFICATION SYSTEMS — 1.2%
Brady Corp., Class A	8,500	314,500

INDUSTRIAL AUTOMATED/ROBOTIC — 0.6%
Nordson Corp.	3,600	165,780

INDUSTRIAL GASES — 1.0%
Airgas, Inc.	7,000	264,670

INSTRUMENTS-CONTROLS — 1.8%
Mettler Toledo International, Inc.†	3,500	240,275
Watts Water Technologies, Inc., Class A	6,000	223,320

		463,595

INSURANCE BROKER — 0.8%
Arthur J. Gallagher & Co.	7,500	208,875

INSURANCE-LIFE/HEALTH — 1.0%
Protective Life Corp.	1,800	79,650
StanCorp Financial Group, Inc.	4,000	182,760

		262,410

INSURANCE-MULTI-LINE — 0.5%
American National Insurance	1,200	139,200

INSURANCE-PROPERTY/CASUALTY — 0.8%
RLI Corp.	4,000	216,840

INSURANCE-REINSURANCE — 4.5%
Aspen Insurance Holdings, Ltd.	15,000	$372,300
IPC Holdings, Ltd.	12,500	375,500
Montpelier Re Holdings, Ltd.	23,000	408,250

		1,156,050

INTERNET INFRASTRUCTURE EQUIPMENT — 1.8%
Avocent Corp.†	12,500	458,875

INTIMATE APPAREL — 1.0%
The Warnaco Group, Inc.†	12,500	265,500

MACHINE TOOLS & RELATED PRODUCTS — 1.2%
Kennametal, Inc.	5,000	308,550

MACHINERY-CONSTRUCTION & MINING — 0.5%
Astec Industries, Inc.†	1,731	55,201
JLG Industries, Inc.	3,000	82,950

		138,151

MACHINERY-ELECTRICAL — 0.0%
Baldor Electric Co.	100	3,208

MACHINERY-FARMING — 0.5%
CNH Global NV	4,500	120,060

MACHINERY-PUMPS — 1.4%
Graco, Inc.	9,000	366,840

MEDICAL PRODUCTS — 0.8%
West Pharmaceutical Services, Inc.	5,000	210,200

MEDICAL STERILIZATION PRODUCTS — 1.0%
STERIS Corp.	10,500	255,885

METAL PROCESSORS & FABRICATION — 2.7%
CIRCOR International, Inc.	6,000	197,820
Mueller Industries, Inc.	12,000	440,040
Timken Co.	1,500	45,075

		682,935

METAL-IRON — 1.0%
Gibraltar Industries, Inc.	12,500	263,875

MISCELLANEOUS MANUFACTURING — 0.8%
AptarGroup, Inc.	3,500	192,185

OIL & GAS DRILLING — 1.2%
Atwood Oceanics, Inc.†	2,500	115,500
Rowan Cos., Inc.	5,500	183,590

		299,090

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.3%
Unit Corp.†	1,900	88,141

OIL FIELD MACHINERY & EQUIPMENT — 0.8%
Lone Star Technologies, Inc.†	4,500	217,260

OIL-FIELD SERVICES — 2.2%
Global Industries, Ltd.†	7,000	116,200
Helix Energy Solutions Group, Inc.	5,000	161,500
Oil States International, Inc.†	6,500	188,760
Tidewater, Inc.	2,000	99,460

		565,920

PAPER & RELATED PRODUCTS — 1.9%
Bowater, Inc.	10,000	209,100
Glatfelter	12,500	183,000
Mercer International, Inc. SBI†	11,000	106,700

		498,800

POWER CONVERTER/SUPPLY EQUIPMENT — 0.3%
Powell Industries, Inc.†	3,000	71,910

REAL ESTATE INVESTMENT TRUSTS — 0.7%
Arbor Realty Trust, Inc.	6,000	166,800

RENTAL AUTO/EQUIPMENT — 0.5%
Dollar Thrifty Automotive Group, Inc.†	3,000	120,480

RESEARCH & DEVELOPMENT — 0.2%
Pharmaceutical Product Development, Inc.†	1,500	47,475

RETAIL-APPAREL/SHOE — 3.4%
Brown Shoe Co., Inc.	9,000	350,640
Christopher & Banks Corp.	8,000	215,920
Hot Topic, Inc.†	17,000	171,870
Men’s Wearhouse, Inc.	3,500	139,475

		877,905

RETAIL-CONVENIENCE STORE — 1.3%
Casey’s General Stores, Inc.	14,000	339,780

RETAIL-DISCOUNT — 1.3%
Tuesday Morning Corp.	20,000	330,000

RETAIL-HAIR SALONS — 1.7%
Regis Corp.	11,500	431,825

RETAIL-HOME FURNISHINGS — 0.3%
Pier 1 Imports, Inc.	12,000	78,480

RETAIL-JEWELRY — 0.2%
Zale Corp.†	1,300	37,492

RETAIL-LEISURE PRODUCTS — 1.2%
West Marine, Inc.†	18,000	304,560

RETAIL-REGIONAL DEPARTMENT STORES — 0.2%
Dillard’s, Inc., Class A	1,700	51,289

RETAIL-RESTAURANTS — 0.2%
Bob Evans Farms, Inc.	1,800	61,038

SEMICONDUCTOR EQUIPMENT — 1.0%
Cohu, Inc.	13,500	267,030

STEEL-PRODUCERS — 3.6%
Reliance Steel & Aluminum Co.	9,000	309,150
Steel Dynamics, Inc.	9,000	540,990
United States Steel Corp.	1,000	67,600

		917,740

TRANSPORT-MARINE — 2.3%
OMI Corp.	7,000	156,240
Overseas Shipholding Group, Inc.	4,500	281,475
Teekay Shipping Corp.	4,000	164,440

		602,155

TRANSPORT-RAIL — 1.9%
Genesee & Wyoming, Inc., Class A†	13,641	383,176

Kansas City Southern†	4,000	113,560

		496,736

TRANSPORT-SERVICES — 0.9%
Bristow Group, Inc.	7,000	232,400

VITAMINS & NUTRITION PRODUCTS — 0.4%
NBTY, Inc.†	3,300	91,806

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $19,177,415)		22,608,159

Short-Term Investment Securities — 10.6%

COMMERCIAL PAPER — 10.6%
World Bank Discount Notes 5.00% due 11/01/06 (cost $2,740,000)	$2,740,000	2,740,000

TOTAL INVESTMENTS (cost $21,917,415) @	98.3%	25,348,159
Other assets less liabilities	1.7	441,889

NET ASSETS	100.0%	$25,790,048

†	Non-income producing security

@	See Note 4 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MFS MID-CAP GROWTH PORTFOLIO
 Massachusetts Financial Services Company
Portfolio of Investments — October 31, 2006
(unaudited)

Common Stock — 98.4%	Shares/ Principal Amount	Value (Note 1)

AIRLINES — 1.8%
AMR Corp.†	91,160	$2,583,475
Continental Airlines, Inc., Class B†	48,240	1,779,091

		4,362,566

APPAREL MANUFACTURER — 2.1%
Phillips-Van Heusen Corp.	108,810	4,979,146

APPLICATIONS SOFTWARE — 0.9%
Nuance Communications, Inc.	181,290	2,092,087

AUCTION HOUSE/ART DEALER — 0.7%
Sotheby’s Holdings, Inc., Class A	42,730	1,623,740

AUTO-HEAVY DUTY TRUCKS — 0.3%
Navistar International Corp.†	28,250	783,373

BANKS-FIDUCIARY — 0.8%
Investors Financial Services Corp.	46,280	1,819,730

BEVERAGES-NON-ALCOHOLIC — 0.9%
Pepsi Bottling Group, Inc.	70,460	2,227,945

BUILDING-HEAVY CONSTRUCTION — 0.1%
Granite Construction, Inc.	2,310	120,351

BUILDING-RESIDENTIAL/COMMERCIAL — 2.8%
NVR, Inc.†	6,580	3,694,670
Pulte Homes, Inc.	98,690	3,058,403

		6,753,073

CASINO HOTELS — 1.9%
MGM Mirage, Inc.†	100,920	4,341,578
Station Casinos, Inc.	2,080	125,424

		4,467,002

CASINO SERVICES — 2.9%
International Game Technology	137,140	5,829,821
Shuffle Master, Inc.†	42,010	1,175,440

		7,005,261

COATINGS/PAINT — 1.9%
The Sherwin-Williams Co.	77,580	4,595,063

COMMERCIAL SERVICES — 0.5%
Alliance Data Systems Corp.†	14,410	874,975
Live Nation, Inc.	9,450	200,907

		1,075,882

COMPUTER SERVICES — 1.9%
Cognizant Technology Solutions Corp., Class A†	61,850	4,656,068

COMPUTERS-MEMORY DEVICES — 2.2%
Network Appliance, Inc.†	46,360	1,692,140
SanDisk Corp.†	76,350	3,672,435

		5,364,575

COMPUTERS-PERIPHER EQUIPMENT — 1.7%
Lexmark International, Inc., Class A†	62,200	3,955,298

COMPUTERS-VOICE RECOGNITION — 0.7%
Talx Corp.	72,040	1,752,013

CONSULTING SERVICES — 1.5%
Corporate Executive Board Co.	38,870	3,491,303

COSMETICS & TOILETRIES — 3.2%
Alberto-Culver Co.	37,300	1,895,213
Avon Products, Inc.	55,990	1,702,656
The Estee Lauder Cos., Inc., Class A	98,000	3,958,220

		7,556,089

DENTAL SUPPLIES & EQUIPMENT — 1.3%
DENTSPLY International, Inc.	101,640	3,179,299

DIAGNOSTIC EQUIPMENT — 2.1%
Cytyc Corp.†	118,190	3,122,580
Gen-Probe, Inc.†	3,720	178,076
Immucor, Inc.†	60,430	1,663,638

		4,964,294

DIAGNOSTIC KITS — 0.1%
Idexx Laboratories, Inc.	2,770	230,492

DISTRIBUTION/WHOLESALE — 1.0%
W. W. Grainger, Inc.	34,130	2,483,981

DIVERSIFIED MANUFACTURED OPERATIONS — 0.9%
Brink’s Co.	23,420	1,229,316
Parker Hannifin Corp.	10,070	842,154

		2,071,470

E-COMMERCE/PRODUCTS — 0.1%
Nutri/System, Inc.†	5,490	338,623

E-COMMERCE/SERVICES — 1.0%
Monster Worldwide, Inc.†	57,690	2,337,022

ELECTRIC-INTEGRATED — 0.4%
Constellation Energy Group, Inc.	14,290	891,696

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.8%
Agere Systems, Inc.	44,420	754,252
MEMC Electronic Materials, Inc.†	30,400	1,079,200

		1,833,452

ENERGY-ALTERNATE SOURCES — 0.4%
Covanta Holding Corp.†	48,960	995,357

ENGINES-INTERNAL COMBUSTION — 2.0%
Cummins, Inc.	36,810	4,674,134

ENTERPRISE SOFTWARE/SERVICE — 1.3%
BEA Systems, Inc.†	193,760	3,152,475

FINANCE-COMMERCIAL — 0.3%
CapitalSource, Inc.†	23,620	655,219

FINANCE-CONSUMER LOANS — 1.5%
The First Marblehead Corp.	54,230	3,657,813

FINANCE-INVESTMENT BANKER/BROKER — 0.4%
AG Edwards, Inc.	2,130	121,517
Investment Technology Group, Inc.†	19,220	897,574

		1,019,091

FINANCE-MORTGAGE LOAN/BANKER — 0.7%
IndyMac Bancorp, Inc.	35,450	1,611,203

FINANCE-OTHER SERVICES — 1.4%
Chicago Mercantile Exchange Holdings, Inc.	6,800	3,406,800

FINANCIAL GUARANTEE INSURANCE — 0.4%
MGIC Investment Corp.	16,180	950,737

FOOD-RETAIL — 2.0%
Kroger Co.†	209,260	4,706,257

HEALTH CARE COST CONTAINMENT — 0.3%
McKesson Corp.	14,760	739,328

INDUSTRIAL AUTOMATED/ROBOTIC — 2.3%
Rockwell Automation, Inc.	89,390	5,542,180

INDUSTRIAL GASES — 1.2%
Praxair, Inc.	48,980	2,951,045

INSTRUMENTS-SCIENTIFIC — 2.1%
Waters Corp.†	101,710	5,065,158

INSURANCE-LIFE/HEALTH — 1.5%
Genworth Financial, Inc., Class A	107,420	3,592,125

INSURANCE-MULTI-LINE — 1.3%
ACE, Ltd.	46,070	2,637,507
XL Capital, Ltd., Class A	6,850	483,268

		3,120,775

INTERNET APPLICATION SOFTWARE — 1.5%
RealNetworks, Inc.†	324,240	3,560,155

INTERNET INFRASTRUCTURE SOFTWARE — 0.4%
TIBCO Software, Inc.†	110,130	1,018,703

INTERNET SECURITY — 0.7%
CheckFree Corp.†	43,070	1,700,404

INVEST MANAGEMENT/ADVISOR SERVICES — 0.1%
Affiliated Managers Group, Inc.†	2,460	246,344

MEDICAL PRODUCTS — 1.0%
Mentor Corp.	17,010	796,068
The Cooper Cos., Inc.	26,690	1,538,145

		2,334,213

MEDICAL-BIOMEDICAL/GENE — 1.2%
Millipore Corp.†	44,270	2,856,743

MEDICAL-DRUGS — 2.3%
Allergan, Inc.	18,810	2,172,555
Endo Pharmaceuticals Holdings, Inc.†	119,310	3,405,107

		5,577,662

MEDICAL-HMO — 3.7%
AMERIGROUP Corp.†	78,280	2,345,269
Humana, Inc.†	74,490	4,469,400
WellCare Health Plans, Inc.†	32,460	1,907,025

		8,721,694

METAL PROCESSORS & FABRICATION — 1.2%
Precision Castparts Corp.	32,700	2,225,562
Timken Co.	24,350	731,717

		2,957,279

METAL-DIVERSIFIED — 2.0%
Freeport-McMoRan Copper & Gold, Inc. Class B	78,580	4,752,518

MUSIC — 0.1%
Warner Music Group Corp.†	11,080	287,304

OIL & GAS DRILLING — 0.7%
GlobalSantaFe Corp.	33,430	1,735,017

OIL COMPANIES-INTEGRATED — 1.9%
Hess Corp.	105,670	4,480,408

OIL FIELD MACHINERY & EQUIPMENT — 1.3%
Cameron International Corp.	59,760	2,993,976

OIL-FIELD SERVICES — 1.0%
Smith International, Inc.	58,360	2,304,053

OPTICAL SUPPLIES — 1.3%
Advanced Medical Optics, Inc.†	77,560	3,168,326

PHARMACY SERVICES — 0.3%
Express Scripts, Inc.†	10,640	677,981

PIPELINES — 2.1%
Williams Cos., Inc.	200,770	4,904,811

PRIVATE CORRECTIONS — 0.2%
Corrections Corp. of America†	10,320	471,521

RACETRACK — 1.4%
Penn National Gaming, Inc.†	92,460	3,381,262

REAL ESTATE INVESTMENT TRUSTS — 0.5%
Equity Office Properties Trust	26,810	1,139,425

RETAIL-APPAREL/SHOE — 2.4%
Aeropostale, Inc.†	98,080	2,874,725
Limited Brands, Inc.	99,400	2,929,318

		5,804,043

RETAIL-AUTOMOBILE — 1.2%
Group 1 Automotive, Inc.†	50,950	2,919,944

RETAIL-MAIL ORDER — 0.6%
Williams-Sonoma, Inc.†	43,730	1,487,257

RETAIL-RESTAURANTS — 1.2%
Yum! Brands, Inc.	47,490	2,823,755

RUBBER-TIRES — 0.4%
Goodyear Tire & Rubber Co.†	64,730	992,311

SCHOOLS — 2.0%
ITT Educational Services, Inc.†	58,780	4,052,881
Strayer Education, Inc.	6,080	687,770

		4,740,651

SEMICONDUCTOR EQUIPMENT — 2.8%
KLA-Tencor Corp.	14,430	709,523
Novellus Systems, Inc.†	129,310	3,575,421
Tessera Technologies, Inc.†	23,890	834,000
Varian Semiconductor Equipment Associates, Inc.†	42,140	1,537,689

		6,656,633

SEMICONDUCTORS COMPONENTS-INTERGATED CIRCUITS — 0.4%
Analog Devices, Inc.	33,180	1,055,788

TELECOM SERVICES — 3.5%
Amdocs, Ltd.†	124,860	4,839,574
Embarq Corp.	70,730	3,419,795

		8,259,369

THERAPEUTICS — 0.2%
Warner Chilcott, Ltd.	32,370	427,284

TRANSACTIONAL SOFTWARE — 0.2%
Transaction Systems Architects, Inc., Class A†	13,630	459,467

TRANSPORT-SERVICES — 0.0%
UTI Worldwide, Inc.		4,090	105,727

VETERINARY DIAGNOSTICS — 0.3%
VCA Antech, Inc.†		19,710	638,013

WIRELESS EQUIPMENT — 1.1%
American Tower Corp., Class A†		42,216	1,520,620
Interdigital Communications Corp.†		28,530	1,020,233

			2,540,853

E-COMMERCE/SERVICES — 1.6%
Emdeon Corp. (cost $3,985,737)		335,360	3,906,944

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $214,765,744)			234,938,429

Short-Term Investment Securities — 1.8%

COMMERCIAL PAPER — 1.8%

Jupiter Securitization Corp. 5.30% due 11/01/06 (cost $4,224,000)		$4,224,000	4,224,000

TOTAL INVESTMENTS (cost $218,989,744) @	100.2%		239,162,429
Liabilities in excess of other assets	(0.2)		(484,345)

NET ASSETS	100.0%		$238,678,084

†	Non-income producing security

@	See Note 4 for cost of investments on a tax basis
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
AGGRESSIVE GROWTH PORTFOLIO
AIG SunAmerica Asset Management Corp.
Portfolio of Investments — October 31, 2006
(unaudited)

Common Stock — 81.4%	Shares/ Principal Amount	Value (Note 1)

ADVANCED MATERIALS — 1.6%
Ceradyne, Inc.†	70,100	$2,891,625

ADVERTISING SALES — 0.7%
Clear Channel Outdoor Holdings, Inc., Class A†	49,500	1,215,225

ADVERTISING SERVICES — 0.7%
RH Donnelley Corp.	20,400	1,228,488

AEROSPACE/DEFENSE-EQUIPMENT — 2.5%
Goodrich Corp.	101,600	4,479,544

BANKS-COMMERCIAL — 4.0%
East West Bancorp, Inc.	95,200	3,475,752
SVB Financial Group†	47,500	2,185,950
UCBH Holdings, Inc.	78,700	1,348,918

		7,010,620

CABLE TV — 1.1%
Cablevision Systems Corp., Class A	69,200	1,923,068

CASINO SERVICES — 1.7%
Scientific Games Corp., Class A†	51,200	1,435,136
Shuffle Master, Inc.†	56,500	1,580,870

		3,016,006

COMMERCIAL SERVICES — 5.0%
Alliance Data Systems Corp.†	118,600	7,201,392
Weight Watchers International, Inc.	35,800	1,560,880

		8,762,272

COMPUTER AIDED DESIGN — 2.2%
Autodesk, Inc.†	105,500	3,877,125

CONTAINERS-METAL/GLASS — 1.5%
Owens-Illinois, Inc.†	157,200	2,609,520

DATA PROCESSING/MANAGEMENT — 5.4%
Fidelity National Information Services, Inc.	95,200	3,957,464
First Data Corp.	71,500	1,733,875
Paychex, Inc.	94,400	3,726,912

		9,418,251

DECISION SUPPORT SOFTWARE — 0.7%
Cognos, Inc.†	32,800	1,196,544

DISTRIBUTION/WHOLESALE — 0.5%
Pool Corp.	20,800	852,384

DRUG DELIVERY SYSTEMS — 1.2%
Hospira, Inc.†	56,400	2,050,140

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 2.1%
Altera Corp.†	45,800	844,552
Microchip Technology, Inc.	16,700	549,931
Microsemi Corp.†	117,600	2,304,960

		3,699,443

ELECTRONICS-MILITARY — 2.5%
L-3 Communications Holdings, Inc.	54,900	4,420,548

ENGINEERING/R&D SERVICES — 1.0%
Foster Wheeler, Ltd.†	38,700	1,739,565

FINANCE-CONSUMER LOANS — 1.7%
SLM Corp.	61,400	2,988,952

FINANCE-OTHER SERVICES — 0.7%
Nasdaq Stock Market, Inc.†	35,900	1,282,707

FOOD-CONFECTIONERY — 3.7%
The Hershey Co.	76,500	4,047,615
WM. Wrigley Jr. Co.	47,625	2,474,119

		6,521,734

FOOD-WHOLESALE/DISTRIBUTION — 1.5%
SUPERVALU, Inc.	80,000	2,672,000

GAS-DISTRIBUTION — 1.2%
AGL Resources, Inc.	56,500	2,118,750

HUMAN RESOURCES — 0.7%
Robert Half International, Inc.	33,800	1,235,390

INSURANCE-PROPERTY/CASUALTY — 1.6%
ProAssurance Corp.†	56,100	2,732,070

INSURANCE-REINSURANCE — 0.7%
Aspen Insurance Holdings, Ltd.	51,700	1,283,194

INTERNET CONNECTIVITY SERVICES — 0.9%
NDS Group PLC ADR†	34,300	1,640,912

INVEST MANAGEMENT/ADVISOR SERVICES — 1.4%
Legg Mason, Inc.	26,800	2,412,536

LINEN SUPPLY & RELATED ITEMS — 2.2%
Cintas Corp.	91,700	3,796,380

MACHINERY-CONSTRUCTION & MINING — 0.7%
Joy Global, Inc.	30,800	1,204,588

MEDICAL INSTRUMENTS — 1.3%
Ventana Medical Systems, Inc.†	54,400	2,197,216

MEDICAL PRODUCTS — 1.5%
Biomet, Inc.	68,700	2,599,608

MEDICAL-BIOMEDICAL/GENE — 0.9%
Invitrogen Corp.†	26,100	1,514,061

MEDICAL-DRUGS — 1.3%
Adams Respiratory Therapeutics, Inc.†	54,900	2,366,190

MEDICAL-HMO — 1.2%
Coventry Health Care, Inc.†	46,400	2,178,480

MEDICAL-HOSPITALS — 1.3%
Triad Hospitals, Inc.†	60,400	2,236,612

MEDICAL-OUTPATIENT/HOME MEDICAL — 1.7%
Lincare Holdings, Inc.†	90,700	3,043,892

OIL & GAS DRILLING — 0.9%
Noble Corp.	21,800	1,528,180

PHARMACY SERVICES — 1.9%
Caremark Rx, Inc.	68,200	3,357,486

PHYSICAL THERAPY/REHABILATION CENTERS — 1.6%
Psychiatric Solutions, Inc.†	82,700	2,745,640

PRINTING-COMMERCIAL — 1.7%
R. R. Donnelley & Sons Co.	88,500	2,996,610

PUBLISHING-NEWSPAPERS — 1.0%
Dow Jones & Co., Inc.	49,500	1,736,955

RENTAL AUTO/EQUIPMENT — 0.5%
United Rentals, Inc.†	37,100	878,899

RETAIL-CATALOG SHOPPING — 1.5%
MSC Industrial Direct Co., Inc., Class A	62,900	2,573,868

RETAIL-MUSIC STORE — 0.7%
Guitar Center, Inc.†		29,000	1,257,730

RETAIL-PETROLEUM PRODUCTS — 1.8%
World Fuel Services Corp.		73,500	3,161,970

SAVINGS & LOANS/THRIFTS — 0.7%
New York Community Bancorp, Inc.		79,600	1,301,460

SEMICONDUCTORS COMPONENTS-INTEGRATED CIRCUITS — 1.3%
Integrated Device Technology, Inc.†		144,300	2,287,155

TELECOM SERVICES — 1.8%
NeuStar, Inc., Class A†		107,800	3,149,916

TELECOMMUNICATION EQUIPMENT — 0.9%
Comverse Technology, Inc.†		76,400	1,663,228

TELEPHONE-INTEGRATED — 1.2%
Windstream Corp.		151,200	2,074,464

THEATER — 1.0%
Regal Entertainment Group, Class A		87,000	1,803,510

TRANSACTIONAL SOFTWARE — 0.7%
VeriFone Holdings, Inc.†		43,400	1,267,714

WATER — 1.6%
Aqua America, Inc.		113,700	2,757,225

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $134,343,208)			142,957,650

Repurchase Agreement — 16.5%

UBS Securities, LLC Joint Repurchase Agreement(1) (cost $29,033,000)		$29,033,000	29,033,000

TOTAL INVESTMENTS (cost $163,376,208) @	97.9%		171,990,650
Other assets less liabilities	2.1		3,645,710

NET ASSETS	100.0%		$175,636,360

†	Non-income producing security

@	See Note 4 for cost of investment on a tax basis

(1)	See Note 2 for details of Joint Repurchase Agreement.
ADR American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GROWTH OPPORTUNITIES PORTFOLIO
Morgan Stanley Investment Management Inc. (dba - Van Kampen)
Portfolio of Investments — October 31, 2006
(unaudited)

Common Stock — 93.9%	Shares/ Principal Amount	Value (Note 1)

ADVANCED MATERIALS — 0.8%
Ceradyne, Inc.†	10,800	$445,500

ADVERTISING SERVICES — 0.5%
inVentiv Health, Inc.†	10,000	286,000

AEROSPACE/DEFENSE — 1.0%
Teledyne Technologies, Inc.†	13,300	554,876

AEROSPACE/DEFENSE-EQUIPMENT — 0.5%
BE Aerospace, Inc.†	12,300	310,944

APPAREL MANUFACTURERS — 3.1%
Guess?, Inc.†	8,000	455,600
Gymboree Corp.†	9,800	455,308
Maidenform Brands, Inc.†	13,700	303,455
Phillips-Van Heusen Corp.	13,000	594,880

		1,809,243

AUCTION HOUSE/ART DEALER — 0.5%
Sotheby’s Holdings, Inc., Class A	7,900	300,200

BANKS-COMMERCIAL — 0.4%
Wilshire Bancorp, Inc.	12,600	249,228

BEVERAGES-NON-ALCOHOLIC — 0.7%
Hansen Natural Corp.†	12,900	409,575

BUILDING PRODUCTS-LIGHT FIXTURES — 0.5%
Genlyte Group, Inc.†	3,700	285,862

BUILDING-MAINTANCE & SERVICES — 0.5%
Healthcare Services Group	11,500	312,570

CHEMICALS-SPECIALTY — 0.5%
ICO, Inc.†	43,600	308,688

COMMERCIAL SERVICES — 1.3%
PeopleSupport, Inc.†	39,900	781,641

COMMERCIAL SERVICES-FINANCE — 0.8%
Morningstar, Inc.†	11,300	462,396

COMMUNICATIONS SOFTWARE — 0.5%
Smith Micro Software, Inc.†	17,800	302,778

COMPUTER AIDED DESIGN — 0.5%
Parametric Technology Corp.†	14,700	287,238

COMPUTER GRAPHICS — 0.5%
Trident Microsystems, Inc.†	12,500	264,250

COMPUTER SERVICES — 3.8%
Covansys Corp.†	19,200	449,280
FactSet Research Systems, Inc.	14,300	727,870
Manhattan Associates, Inc.†	16,900	499,057
Sykes Enterprises, Inc.†	28,400	576,236

		2,252,443

COMPUTERS-INTEGRATED SYSTEMS — 1.7%
Brocade Communications Systems, Inc.†	34,500	279,795
MICROS Systems, Inc.†	8,500	422,280
Radiant Systems, Inc.†	25,500	280,755

		982,830

CONSULTING SERVICES — 3.6%
Forrester Research, Inc.†	14,400	452,592
Gartner, Inc., Class A†	24,200	450,120
The Advisory Board Co.†	8,300	458,326
Watson Wyatt Worldwide, Inc., Class A	17,100	772,065

		2,133,103

COSMETICS & TOILETRIES — 0.3%
Bare Escentuals, Inc.†	5,000	153,150

DATA PROCESSING/MANAGEMENT — 0.8%
Global Payments, Inc.	10,200	445,842

DECISION SUPPORT SOFTWARE — 0.7%
Interactive Intelligence, Inc.	23,700	421,860

DENTAL SUPPLIES & EQUIPMENT — 0.8%
Sirona Dental Systems, Inc.	12,800	473,600

DIVERSIFIED MANUFACTURED OPERATIONS — 1.2%
Acuity Brands, Inc.	5,800	287,332
Lancaster Colony Corp.	9,500	385,225

		672,557

DRUG DELIVERY SYSTEMS — 0.5%
Conor Medsystems, Inc.†	11,300	277,528

E-COMMERCE/PRODUCTS — 1.0%
Nutri/System, Inc.†	9,100	561,288

E-COMMERCE/SERVICES — 0.8%
Priceline.com, Inc.†	11,000	443,190

E-MARKETING/INFO — 2.7%
aQuantive, Inc.†	21,100	573,498
Digital River, Inc.†	17,000	983,450

		1,556,948

ELECTRONIC COMPONENTS-MISC. — 0.7%
Rogers Corp.†	6,000	419,820

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.9%
Diodes, Inc.†	6,500	286,260
Silicon Image, Inc.†	22,500	266,175

		552,435

ELECTRONIC MEASUREMENT INSTRUMENTS — 1.6%
Itron, Inc.†	14,500	789,380
Novatel, Inc.†	4,525	168,828

		958,208

ENERGY-ALTERNATE SOURCES — 0.7%
Covanta Holding Corp.†	20,100	408,633

ENTERPRISE SOFTWARE/SERVICE — 1.2%
Hyperion Solutions Corp.†	7,700	287,980
Sybase, Inc.†	17,900	435,865

		723,845

ENTERTAINMENT SOFTWARE — 1.2%
The9 Ltd. ADR†	11,800	278,598
THQ, Inc.†	15,000	451,050

		729,648

ENVIRONMENTAL MONITORING & DETECTION — 0.7%
Clean Harbors, Inc.†	10,000	427,900

FINANCE-CONSUMER LOANS — 0.8%
World Acceptance Corp.†	9,300	464,907

FINANCE-INVESTMENT BANKER/BROKER — 2.4%
Investment Technology Group, Inc.†	14,400	672,480

Knight Capital Group, Inc., Class A†	23,200	432,680
Tradestation Group, Inc.†	18,100	283,265

		1,388,425

FINANCE-OTHER SERVICES — 0.7%
International Securities Exchange Holdings, Inc.	8,300	426,205

FIREARMS & AMMUNITION — 0.7%
Smith & Wesson Holding Corp.†	31,600	432,920

FOOTWEAR & RELATED APPAREL — 2.1%
Crocs, Inc.	11,300	447,706
Deckers Outdoor Corp.†	8,700	462,579
Steven Madden, Ltd.	6,800	293,352

		1,203,637

HUMAN RESOURCES — 2.5%
Administaff, Inc.	12,300	423,735
AMN Healthcare Services, Inc.†	23,300	589,257
Kenexa Corp.†	13,700	440,181

		1,453,173

INSURANCE-PROPERTY/CASUALTY — 1.2%
Philadelphia Consolidated Holding Corp.†	6,900	269,928
Zenith National Insurance Corp.	9,800	455,896

		725,824

INTERNET INFRASTRUCTURE EQUIPMENT — 1.0%
Avocent Corp.†	16,600	609,386

INTERNET INFRASTRUCTURE SOFTWARE — 1.4%
Akamai Technologies, Inc.†	8,400	393,624
TIBCO Software, Inc.†	48,300	446,775

		840,399

INTERNET SECURITY — 1.0%
VASCO Data Security International, Inc.†	48,800	565,592

LASERS-SYSTEM/COMPONENTS — 0.8%
Rofin-Sinar Technologies, Inc.†	7,600	468,008

MACHINERY-GENERAL INDUSTRIAL — 0.8%
Gardner Denver, Inc.†	13,000	441,870

MEDICAL IMAGING SYSTEMS — 0.5%
Vital Images, Inc.†	8,600	266,944

MEDICAL INFORMATION SYSTEMS — 1.3%
Cerner Corp.†	15,700	758,467

MEDICAL INSTRUMENTS — 0.7%
ev3, Inc.	24,400	418,216

MEDICAL PRODUCTS — 1.4%
Mentor Corp.	5,700	266,760
West Pharmaceutical Services, Inc.	13,800	580,152

		846,912

MEDICAL-BIOMEDICAL/GENE — 1.9%
Bio-Rad Laboratories, Inc., Class A†	7,300	535,966
Vertex Pharmaceuticals, Inc.†	14,500	588,700

		1,124,666

MEDICAL-DRUGS — 2.3%
Adams Respiratory Therapeutics, Inc.†	10,400	448,240
Medicis Pharmaceutical Corp., Class A	12,800	448,512
New River Pharmaceuticals, Inc.†	9,000	457,740

		1,354,492

MEDICAL-HMO — 0.5%
WellCare Health Plans, Inc.†	4,900	287,875

MEDICAL-OUTPATIENT/HOME MEDICAL — 0.8%
LHC Group, Inc.†	18,200	448,084

METAL PROCESSORS & FABRICATION — 1.1%
Dynamic Materials Corp.	9,100	293,384
RBC Bearings, Inc.†	12,500	339,750

		633,134

MOTION PICTURES & SERVICES — 0.7%
Macrovision Corp.†	16,100	428,421

MRI/MEDICAL DIAGNOSTIC IMAGING — 0.5%
Alliance Imaging, Inc.†	35,200	297,792

NETWORKING PRODUCTS — 3.2%
Acme Packet, Inc.†	12,300	211,560
Anixter International, Inc.†	5,100	304,776
Atheros Communications, Inc.†	7,300	158,629
Netgear, Inc.†	16,000	428,800
Polycom, Inc.†	28,100	769,940

		1,873,705

OFFICE SUPPLIES & FORMS — 0.8%
Ennis, Inc.	19,600	450,212

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.8%
Parallel Petroleum Corp.†	15,400	311,850
Penn Virginia Corp.	4,400	314,820
St. Mary Land & Exploration Co.	11,700	436,293

		1,062,963

OIL FIELD MACHINERY & EQUIPMENT — 0.8%
Dril-Quip, Inc.†	11,800	464,684

OIL-FIELD SERVICES — 2.1%
Core Laboratories NV	6,700	488,363
Global Industries, Ltd.†	26,900	446,540
W-H Energy Services, Inc.†	6,300	295,029

		1,229,932

PHYSICAL THERAPY/REHABILATION CENTERS — 0.7%
Psychiatric Solutions, Inc.†	12,700	421,640

PHYSICIANS PRACTICE MANAGEMENT — 0.8%
Pediatrix Medical Group, Inc.†	10,800	485,244

RENTAL AUTO/EQUIPMENT — 0.7%
Rent-A-Center, Inc.†	14,600	419,896

RETAIL-APPAREL/SHOE — 3.8%
Charlotte Russe Holding, Inc.†	15,400	425,810
Children’s Place Retail Stores, Inc.†	6,500	456,235
Christopher & Banks Corp.	18,600	502,014

Men’s Wearhouse, Inc.	10,700	$426,395
Under Armour, Inc., Class A†	9,300	431,055

		2,241,509

RETAIL-PAWN SHOPS — 1.5%
Cash America International, Inc.	11,000	454,630
Ezcorp, Inc., Class A†	9,600	433,632

		888,262

RETAIL-RESTAURANTS — 0.8%
CKE Restaurants, Inc.	23,500	459,190

RETAIL-SPORTING GOODS — 0.5%
Dick’s Sporting Goods, Inc.†	6,000	298,560

SEMICONDUCTOR EQUIPMENT — 1.2%
Tessera Technologies, Inc.†	20,100	701,691

SEMICONDUCTORS COMPONENTS-INTERGATED CIRCUITS — 0.5%
Hitte Microwave Corp.†	7,800	267,462

SOFTWARE TOOLS — 0.8%
Altiris, Inc.†	19,800	445,698

STEEL PIPE & TUBE — 0.7%
Valmont Industries, Inc.	7,700	429,660

TELECOMMUNICATION EQUIPMENT — 1.4%
Comtech Telecommunications Corp.†	16,300	581,095
Sonus Networks, Inc.†	48,000	251,040

		832,135

THERAPEUTICS — 0.7%
United Therapeutics Corp.†	7,300	436,905

TOBACCO — 0.4%
Vector Group, Ltd.	12,350	211,679

TRANSACTIONAL SOFTWARE — 0.8%
VeriFone Holdings, Inc.†	15,400	449,834

TRANSPORT-SERVICES — 0.5%
Hub Group, Inc., Class A† Class A	10,700	290,612

VITAMINS & NUTRITION PRODUCTS — 0.5%
NBTY, Inc.†	10,200	283,764

WEB HOSTING/DESIGN — 1.5%
Equinix, Inc.†	13,000	889,200

WEB PORTALS/ISP — 0.5%
GigaMedia, Ltd.†	27,300	263,991

WIRE & CABLE PRODUCTS — 0.7%
General Cable Corp.†	10,200	383,520

X-RAY EQUIPMENT — 1.6%
Hologic, Inc.†	19,900	958,185

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $50,265,486)		54,991,299

Repurchase Agreements — 4.0%

Agreement with State Street Bank & Trust Co., bearing interest at 3.00% dated 10/31/06 to be repurchased 11/01/06 in the amount of $2,340,195 and collateralized by $2,420,000 of Federal National Mtg. Assoc. Notes, bearing interest at 5.75% due 07/27/20 having an approximate value of $2,389,750 (cost $2,340,000)		$2,340,000	2,340,000

TOTAL INVESTMENTS (cost $52,605,486)@	97.9%		57,331,299
Other assets less liabilities	2.1		1,213,139

NET ASSETS	100.0%		$58,544,438

@	See Note 4 for cost of investments on a tax basis
†	Non-income producing security
ADR	American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MARSICO GROWTH PORTFOLIO
Marsico Capital Management, LLC

Portfolio of Investments — October 31, 2006
(unaudited)

Common Stock — 100.2%	Shares/ Principal Amount	Value (Note 1)

AEROSPACE/DEFENSE — 4.5%
General Dynamics Corp.†	33,043	$2,349,357
Lockheed Martin Corp.	51,032	4,436,212

		6,785,569

AEROSPACE/DEFENSE-EQUIPMENT — 0.9%
United Technologies Corp.	19,981	1,313,151

AGRICULTURAL OPERATIONS — 3.0%
Monsanto Co.	100,817	4,458,128

AUTO-CARS/LIGHT TRUCKS — 3.7%
Toyota Motor Co. ADR	46,986	5,544,348

BANKS-COMMERCIAL — 0.8%
Industrial & Commercial Bank of China†	2,699,000	1,207,699

BANKS-SUPER REGIONAL — 2.9%
Wells Fargo & Co.	121,645	4,414,497

BEVERAGES-NON-ALCOHOLIC — 2.3%
PepsiCo, Inc.	53,813	3,413,897

BUILDING-RESIDENTIAL/COMMERCIAL — 1.9%
Lennar Corp., Class A	61,346	2,912,708

CABLE TV — 4.5%
Comcast Corp., Class A†	166,767	6,782,414

CASINO HOTELS — 8.8%
Las Vegas Sands Corp.†	60,958	4,644,999
MGM Mirage, Inc.†	98,359	4,231,404
Wynn Resorts, Ltd.†	57,679	4,241,714

		13,118,117

COSMETICS & TOILETRIES — 4.7%
Procter & Gamble Co.	110,906	7,030,331

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 2.6%
Texas Instruments, Inc.	126,828	3,827,669

FINANCE-INVESTMENT BANKER/BROKER — 14.6%
Goldman Sachs Group, Inc.	47,186	8,955,431
Lehman Brothers Holdings, Inc.	67,153	5,227,190
UBS AG	127,060	7,603,270

		21,785,891

HOTEL/MOTEL — 0.7%
Four Seasons Hotels, Inc.	16,246	1,042,018

INSURANCE-LIFE/HEALTH — 2.4%
Genworth Financial, Inc., Class A	105,218	3,518,490

MEDICAL-BIOMEDICAL/GENE — 7.9%
Genentech, Inc.†	109,176	9,094,361
Genzyme Corp.†	40,171	2,711,944

		11,806,305

MEDICAL-HMO — 7.9%
UnitedHealth Group, Inc.	243,979	11,901,296

NETWORKING PRODUCTS — 3.2%
Cisco Systems, Inc.†	200,344	4,834,301

OIL-FIELD SERVICES — 2.4%
Schlumberger, Ltd.	57,130	3,603,760

REAL ESTATE INVESTMENT TRUSTS — 0.9%
ProLogis	21,136	1,337,275

RETAIL-BUILDING PRODUCTS — 3.2%
Lowe’s Cos., Inc.	157,393	4,743,825

RETAIL-DISCOUNT — 1.9%
Target Corp.	48,911	2,894,553

RETAIL-RESTAURANTS — 2.7%
Starbucks Corp.†	108,326	4,089,307

TRANSPORT-RAIL — 6.1%
Burlington Northern Santa Fe Corp.	71,330	5,530,215
Union Pacific Corp.	40,207	3,643,960

		9,174,175

TRANSPORT-SERVICES — 4.1%
FedEx Corp.	53,562	6,134,992

WIRELESS EQUIPMENT — 1.6%
Motorola, Inc.	101,603	2,342,965

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $116,920,116)		150,017,681

Repurchase Agreement — 0.7%

Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 10/31/06, to be repurchased 11/01/06 in the amount of $1,068,089 and collateralized by $1,105,000 of Federal National Mtg. Assoc. Notes, bearing interest at 5.75%, due 07/27/20 and having an approximate value of $1,091,187. (cost $1,068,000)		$1,068,000	1,068,000

TOTAL INVESTMENTS (cost $117,988,116) @	100.9%		151,085,681
Liabilities in excess of other assets	(0.9)		(1,351,854)

NET ASSETS	100.0%		$149,733,827

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis.
ADR American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
TECHNOLOGY PORTFOLIO
Morgan Stanley Investment Management Inc. (dba — Van Kampen)

Portfolio of Investments — October 31, 2006
(unaudited)

Common Stock — 98.3%	Shares/ Principal Amount	Value (Note 1)

AEROSPACE/DEFENSE — 4.6%
Lockheed Martin Corp.	13,500	$1,173,555
Raytheon Co.	13,500	674,325

		1,847,880

APPLICATIONS SOFTWARE — 3.8%
Citrix Systems, Inc.†	12,500	369,125
Microsoft Corp.	40,000	1,148,400

		1,517,525

COMPUTER AIDED DESIGN — 1.6%
Autodesk, Inc.†	17,500	643,125

COMPUTER SERVICES — 3.0%
Cognizant Technology Solutions Corp., Class A†
	5,000	376,400
DST Systems, Inc.†	13,500	834,165

		1,210,565

COMPUTERS — 9.3%
Apple Computer, Inc.†	18,500	1,499,980
Hewlett-Packard Co.	25,000	968,500
International Business Machines Corp.	13,500	1,246,455

		3,714,935

COMPUTERS-MEMORY DEVICES — 3.4%
EMC Corp.†	34,600	423,850
Network Appliance, Inc.†	15,000	547,500
Seagate Technology†	17,500	395,150

		1,366,500

DATA PROCESSING/MANAGEMENT — 1.7%
Automatic Data Processing, Inc.	13,500	667,440

DECISION SUPPORT SOFTWARE — 1.1%
Cognos, Inc.†	12,500	456,000

DISPOSABLE MEDICAL PRODUCTS — 2.1%
C.R. Bard, Inc.	10,000	819,600

E-COMMERCE/SERVICES — 1.6%
eBay, Inc.†	20,000	642,600

E-MARKETING/INFO — 0.8%
Digital River, Inc.†	5,500	318,175

ELECTRONIC COMPONENTS-MISC. — 1.1%
Jabil Circuit, Inc.	15,000	430,650

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 9.3%
Altera Corp.†	12,500	230,500
Broadcom Corp., Class A†	16,999	514,560
Intel Corp.	25,000	533,500
Microchip Technology, Inc.	15,000	493,950
Micron Technology, Inc.†	15,000	216,750
National Semiconductor Corp.	13,500	327,915
NVIDIA Corp.†	15,000	523,050
Texas Instruments, Inc.	16,000	482,880
Xilinx, Inc.	15,000	382,650

		3,705,755

ELECTRONIC DESIGN AUTOMATION — 1.3%
Synopsys, Inc.†	22,500	506,475

ELECTRONIC FORMS — 1.3%
Adobe Systems, Inc.†	13,500	516,375

ENTERPRISE SOFTWARE/SERVICE — 5.6%
BEA Systems, Inc.†	35,000	569,450
Hyperion Solutions Corp.†	12,500	467,500
Oracle Corp.†	25,000	461,750
SAP AG ADR	15,000	744,600

		2,243,300

ENTERTAINMENT SOFTWARE — 1.8%
Electronic Arts, Inc.†	13,500	714,015

FINANCE-OTHER SERVICES — 1.3%
Chicago Mercantile Exchange Holdings, Inc.	1,000	501,000

INSTRUMENTS-CONTROLS — 1.5%
Thermo Fisher Scientific, Inc.†	13,500	578,745

INTERNET INFRASTRUCTURE SOFTWARE — 1.5%
Akamai Technologies, Inc.†	12,500	585,750

INTERNET SECURITY — 3.6%
McAfee, Inc.†	32,500	940,225
Symantec Corp.†	25,000	496,000

		1,436,225

MEDICAL-BIOMEDICAL/GENE — 8.7%
Amgen, Inc.†	13,500	1,024,785
Genentech, Inc.†	13,500	1,124,550
Genzyme Corp.†	13,500	911,385
MedImmune, Inc.†	12,500	400,500

		3,461,220

NETWORKING PRODUCTS — 3.2%
Acme Packet, Inc.†	8,700	149,640
Cisco Systems, Inc.†	35,000	844,550
Juniper Networks, Inc.†	17,500	301,350

		1,295,540

SEMICONDUCTOR EQUIPMENT — 7.2%
Applied Materials, Inc.	17,500	304,325
ASML Holding NV†	20,000	456,800
KLA-Tencor Corp.	25,000	1,229,250
Lam Research Corp.†	17,500	865,375

		2,855,750

SEMICONDUCTORS COMPONENTS-INTERGRATED CIRCUITS — 2.8%
Analog Devices, Inc.	12,500	397,750
Cypress Semiconductor Corp.†	15,000	251,850
Linear Technology Corp.	15,000	466,800

		1,116,400

TELECOM EQUIPMENT-FIBER OPTICS — 2.0%
Corning, Inc.†	40,000	817,200

TELECOM SERVICES — 1.9%
Amdocs, Ltd.†	20,000	775,200

TELECOMMUNICATION EQUIPMENT — 1.4%
Harris Corp.	13,500	575,100

THERAPEUTICS — 1.3%
Gilead Sciences, Inc.†	7,500	516,750

WEB PORTALS/ISP — 5.2%
Google, Inc., Class A†	3,500	1,667,365

Yahoo!, Inc.†	15,500	408,270

		2,075,635

WIRELESS EQUIPMENT — 3.3%
Motorola, Inc.	17,500	403,550
Nokia Oyj ADR	17,500	347,900
QUALCOMM, Inc.	15,000	545,850

		1,297,300

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $36,387,628)		39,208,730

Repurchase Agreement — 1.3%

Agreement with State Street Bank & Trust Co., bearing interest at 3.00% dated 10/31/06, to be repurchased 11/01/06 in the amount of $520,043 and collateralized by $540,000 of United States Treasury Notes, bearing interest at 5.75%, due 07/27/20 and having an approximate value of $533,250 (cost $520,000)		$520,000	520,000

TOTAL INVESTMENTS (cost $36,907,628) @	99.6%		39,728,730
Other assets less liabilities	0.4		144,462

NET ASSETS	100.0%		$39,873,192

†		Non-income producing security
@		See Note 4 for cost of investment on a tax basis
ADR	—	American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
SMALL & MID CAP VALUE PORTFOLIO
AllianceBernstein L.P.

Portfolio of Investments — October 31, 2006
(unaudited)

Common Stock — 93.7%	Shares/ Principal Amount	Value (Note 1)

AEROSPACE/DEFENSE-EQUIPMENT — 1.1%
Goodrich Corp.	78,000	$3,439,020

AIRLINES — 2.8%
Alaska Air Group, Inc.†	94,500	3,794,175
Continental Airlines, Inc., Class B†	133,000	4,905,040

		8,699,215

APPAREL MANUFACTURERS — 1.4%
Liz Claiborne, Inc.	39,300	1,657,281
VF Corp.	35,565	2,703,296

		4,360,577

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 2.5%
ArvinMeritor, Inc.	250,000	3,755,000
TRW Automotive Holdings Corp.†	152,200	3,903,930

		7,658,930

BANKS-COMMERCIAL — 5.2%
Central Pacific Financial Corp.	82,100	3,020,459
Trustmark Corp.	109,300	3,460,438
UnionBanCal Corp.	49,500	2,850,210
Webster Financial Corp.	76,000	3,672,320
Whitney Holding Corp.	93,300	3,047,178

		16,050,605

BREWERY — 1.3%
Molson Coors Brewing Co., Class B	57,500	4,092,850

BUILDING PRODUCTS-LIGHT FIXTURES — 0.6%
Genlyte Group, Inc.†	22,100	1,707,446

CHEMICALS-DIVERSIFIED — 0.5%
Celanese Corp.	79,300	1,634,373

CHEMICALS-SPECIALTY — 3.4%
Ashland, Inc.	57,100	3,374,610
Cytec Industries, Inc.	72,300	4,004,697
Lubrizol Corp.	72,700	3,271,500

		10,650,807

COMMERCIAL SERVICES — 0.8%
Quanta Services, Inc.†	130,200	2,382,660

COMPUTERS-INTEGRATED SYSTEMS — 0.4%
Intergraph Corp.†	30,200	1,319,438

CONTAINERS-METAL/GLASS — 2.1%
Owens-Illinois, Inc.†	170,800	2,835,280
Silgan Holdings, Inc.	90,400	3,739,848

		6,575,128

DATA PROCESSING/MANAGEMENT — 1.1%
CSG Systems International, Inc.†	131,700	3,553,266

DISTRIBUTION/WHOLESALE — 1.2%
Tech Data Corp.†	52,300	2,058,005
United Stationers, Inc.†	33,750	1,611,563

		3,669,568

DIVERSIFIED MANUFACTURED OPERATIONS — 4.9%
Acuity Brands, Inc.	94,900	4,701,346
Cooper Industries, Ltd.	43,300	3,873,185
Harsco Corp.	18,900	1,542,807
SPX Corp.	87,400	5,027,248

		15,144,586

ELECTRIC-INTEGRATED — 6.1%
Allegheny Energy, Inc.†	140,500	6,045,715
Constellation Energy Group, Inc.	24,175	1,508,520
Northeast Utilities	138,100	3,453,881
Puget Energy, Inc.	171,000	4,083,480
Wisconsin Energy Corp.	84,600	3,886,524

		18,978,120

ELECTRONIC COMPONENTS-MISC. — 2.5%
AVX Corp.	49,200	775,392
Celestica, Inc.†	213,600	2,099,688
Sanmina-SCI Corp.†	329,400	1,301,130
Vishay Intertechnology, Inc.†	253,400	3,418,366

		7,594,576

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 1.0%
Zoran Corp.†	221,800	3,087,456

ENGINES-INTERNAL COMBUSTION — 1.0%
Briggs & Stratton Corp.	125,225	3,191,985

FINANCE-INVESTMENT BANKER/BROKER — 0.9%
AG Edwards, Inc.	50,900	2,903,845

FINANCIAL GUARANTEE INSURANCE — 1.1%
Radian Group, Inc.	65,000	3,464,500

FOOD-MISC. — 0.7%
Corn Products International, Inc.	62,200	2,251,018

FOOD-WHOLESALE/DISTRIBUTION — 1.4%
Performance Food Group Co.†	148,000	4,302,360

HOME FURNISHINGS — 0.8%
Furniture Brands International, Inc.	129,900	2,416,140

IDENTIFICATION SYSTEMS — 0.6%
Checkpoint Systems, Inc.†	102,800	1,871,988

INSTRUMENTS-SCIENTIFIC — 1.5%
PerkinElmer, Inc.	217,000	4,635,120

INSURANCE-LIFE/HEALTH — 1.4%
StanCorp Financial Group, Inc.	95,600	4,367,964

INSURANCE-MULTI-LINE — 1.6%
Old Republic International Corp.	224,000	5,046,720

INSURANCE-PROPERTY/CASUALTY — 1.8%
Arch Capital Group, Ltd.†	87,200	5,606,088

INSURANCE-REINSURANCE — 3.4%
Aspen Insurance Holdings, Ltd.	146,600	3,638,612
PartnerRe, Ltd.	13,200	922,944
Platinum Underwriters Holdings, Ltd.	151,000	4,508,860
RenaissanceRe Holdings, Ltd.	24,800	1,349,120

		10,419,536

MACHINE TOOLS & RELATED PRODUCTS — 1.2%
Kennametal, Inc.	58,000	3,579,180

MACHINERY-CONSTRUCTION & MINING — 1.2%
Terex Corp.†	69,700	3,607,672

MEDICAL-DRUGS — 0.8%
Endo Pharmaceuticals Holdings, Inc.†	44,936	1,282,473
King Pharmaceuticals, Inc.†	62,100	1,038,933

		2,321,406

MEDICAL-HOSPITALS — 0.8%
Universal Health Services, Inc.,	48,500	2,568,075

METAL PROCESSORS & FABRICATION — 1.5%
Commercial Metals Co.	56,700	1,508,787
Mueller Industries, Inc.	54,200	1,987,514
Quanex Corp.	37,400	1,253,274

		4,749,575

OFFICE AUTOMATION & EQUIPMENT — 1.7%
IKON Office Solutions, Inc.	345,900	5,157,369

OIL & GAS DRILLING — 0.8%
Rowan Cos., Inc.	41,100	1,371,918
Todco, Class A†	29,300	1,000,009

		2,371,927

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.5%
Plains Exploration & Production Co.†	33,800	1,429,402

OIL COMPANIES-INTEGRATED — 0.4%
Hess Corp.	29,100	1,233,840

OIL-FIELD SERVICES — 1.2%
Hanover Compressor Co.†	207,400	3,841,048

PUBLISHING-PERIODICALS — 0.5%
Reader’s Digest Association, Inc.	97,500	1,402,050

REAL ESTATE INVESTMENT TRUSTS — 3.9%
Digital Realty Trust, Inc.	92,500	3,088,575
FelCor Lodging Trust, Inc.†	216,550	4,495,578
Mid-America Apartment Communities, Inc.	46,500	2,959,725
Strategic Hotel Capital, Inc.	66,000	1,403,820

		11,947,698

RESORT/THEME PARK — 0.9%
Vail Resorts, Inc.†	70,200	2,713,230

RETAIL-APPAREL/SHOE — 1.4%
Charming Shoppes, Inc.†	101,800	1,506,640
Payless ShoeSource, Inc.†	104,200	2,787,350

		4,293,990

RETAIL-AUTOMOBILE — 0.5%
AutoNation, Inc.†	82,492	1,653,965

RETAIL-DISCOUNT — 0.9%
Big Lots, Inc.†	138,400	2,917,472

RETAIL-DRUG STORE — 0.9%
Longs Drug Stores Corp.	65,000	2,797,600

RETAIL-MAJOR DEPARTMENT STORES — 1.6%
Saks, Inc.†	248,300	4,802,122

RETAIL-OFFICE SUPPLIES — 0.7%
Office Depot, Inc.†	53,400	2,242,266

RETAIL-RESTAURANTS — 2.5%
Jack in the Box, Inc.†	65,000	3,647,150
Papa John’s International, Inc.†	115,400	4,235,180

		7,882,330

SAVINGS & LOANS/THRIFTS — 3.2%
Astoria Financial Corp.	132,100	3,832,221
Provident Financial Services, Inc.	210,000	3,851,400
Sovereign Bancorp, Inc.	67,200	1,603,392
Washington Federal, Inc.	28,300	657,692

		9,944,705

STEEL-PRODUCERS — 2.2%
Chaparral Steel Co.	40,800	1,696,872
Reliance Steel & Aluminum Co.	55,400	1,902,990
Steel Dynamics, Inc.	55,800	3,354,138

		6,954,000

TELECOMMUNICATION EQUIPMENT — 2.7%
ADC Telecommunications, Inc.†	121,957	1,745,205
Andrew Corp.†	260,300	2,410,378
CommScope, Inc.†	134,500	4,291,895

		8,447,478

TOBACCO — 1.2%
Universal Corp.	104,000	3,829,280

TRANSPORT-EQUIPMENT & LEASNG — 1.6%
GATX Corp.	112,200	4,888,554

TRANSPORT-SERVICES — 2.6%
Laidlaw International, Inc.†	130,200	3,777,102
Ryder System, Inc.	78,400	4,127,760

		7,904,862

TRANSPORT-TRUCK — 1.2%
Con-way, Inc.	78,050	3,681,618

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $257,539,646)		290,238,599

Repurchase Agreement — 6.6%

Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 10/31/06, to be repurchased 11/01/06 in the amount of $20,453,704 and collateralized by $20,940,000 of Federal Home Loan Bank Notes, bearing interest at 3.55%, due 08/26/14 and having an approximate value of $20,861,475 (cost $20,452,000)		20,452,000	20,452,000

TOTAL INVESTMENTS (cost $277,991,646) @	100.3%		310,690,599
Liabilities in excess of other assets	(0.3)		(1,066,305)

NET ASSETS	100.0%		$309,624,294

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
INTERNATIONAL GROWTH AND INCOME PORTFOLIO
Putnam Investment Management, LLC
Portfolio of Investments — October 31, 2006
(unaudited)

Common Stock — 96.8%	Shares/ Principal Amount	Value (Note 1)

AUSTRALIA — 1.2%
Qantas Airways, Ltd.	630,381	2,069,694
Spark Infrastructure Group	1,957,110	1,803,430
Zinifex, Ltd.	145,829	1,713,037

		5,586,161

AUSTRIA — 0.6%
Voestalpine AG	61,186	2,885,487

BELGIUM — 1.3%
Belgacom SA	90,536	3,704,568
KBC Groep NV	17,700	1,933,747

		5,638,315

BRAZIL — 1.0%
Petroleo Brasileiro SA ADR	49,757	4,416,431

CANADA — 1.6%
Alcan, Inc.	65,480	3,071,225
EnCana Corp.	45,900	2,179,836
Teck Cominco, Ltd., Class B	23,800	1,753,822

		7,004,883

CHINA — 0.9%
China Petroleum & Chemical Corp.	4,798,000	3,319,092
Industrial & Commercial Bank of China†	1,640,000	733,837

		4,052,929

FINLAND — 1.5%
Nokia Oyj	153,318	3,042,820
Rautaruukki Oyj	111,000	3,666,401

		6,709,221

FRANCE — 8.4%
AXA	104,928	3,997,499
BNP Paribas SA	77,016	8,468,157
Credit Agricole SA	94,777	4,029,306
France Telecom SA	140,298	3,643,918
Renault SA	39,078	4,571,066
Schneider Electric SA	17,969	1,866,814
Societe Generale	51,856	8,617,131
Technip SA	42,295	2,547,368

		37,741,259

GERMANY — 10.6%
Adidas AG	57,192	2,865,750
Allianz SE	36,660	6,804,078
BASF AG	61,801	5,447,218
Bayerische Motoren Werke AG	105,012	6,031,205
Deutsche Bank AG	71,823	9,039,350
E.ON AG	47,211	5,664,006
MAN AG	22,076	1,962,430
Muenchener Rueckversicherungs-Gesellschaft AG	33,917	5,505,401
RWE AG	44,963	4,443,419

		47,762,857

GREECE — 1.5%
Hellenic Telecommunications Organization SA†	96,337	2,495,984
National Bank of Greece SA	97,341	4,417,843

		6,913,827

HONG KONG — 0.3%
HongKong Electric Holdings, Ltd.	270,000	1,270,637

IRELAND — 1.1%
Bank of Ireland (London)	61	1,228
Bank of Ireland (Dublin)	243,662	4,910,465

		4,911,693

ITALY — 1.3%
UniCredito Italiano SpA	728,663	6,040,301

JAPAN — 23.9%
Asahi Kasei Corp.	468,000	2,989,150
Brother Industries, Ltd.	290,000	3,654,910
Canon Marketing Japan, Inc.	113,000	2,676,329
Dai Nippon Printing Co., Ltd.	265,000	3,944,808
Daiichi Sankyo Co., Ltd.	63,200	1,880,518
Daito Trust Construction Co., Ltd.	85,500	4,510,581
East Japan Railway Co.	420	2,937,540
Hoya Corp.	44,500	1,719,807
Japan Tobacco, Inc.	722	3,148,390
JFE Holdings, Inc.	66,800	2,684,451
Konica Minolta Holdings, Inc.†	259,000	3,450,233
Lawson, Inc.	112,300	3,811,988
Matsushita Electric Industrial Co., Ltd.	361,000	7,546,877
Nippon Steel Corp.	718,000	2,922,218
Nissan Motor Co., Ltd.	244,400	2,927,659
Nomura Holdings, Inc.	274,100	4,839,609
Omron Corp.	201,900	5,213,441
Ono Pharmaceutical Co., Ltd.	94,300	4,603,933
Onward Kashiyama Co., Ltd.	220,000	3,017,229
ORIX Corp.	11,500	3,239,921
Osaka Gas Co., Ltd.	823,000	2,969,570
Rohm Co., Ltd.	30,000	2,760,036
Sankyo Co., Ltd.	59,600	3,042,298
Shimizu Corp.	652,000	3,868,907
Suzuki Motor Corp.	220,900	6,270,685
Tanabe Seiyaku Co., Ltd.	368,000	4,530,974
The Kansai Electric Power Co., Inc.	117,900	2,782,301
Toho Gas Co., Ltd.	591,000	2,759,061
Tokyo Gas Co., Ltd.	237,000	1,209,773
Toyo Suisan Kaisha, Ltd.	238,000	3,477,765
Ulvac, Inc.	59,500	1,744,987

		107,135,949

KOREA (SOUTH)— 4.7%
Daegu Bank	148,810	2,463,716
GS Holdings Corp.	51,980	1,817,714
Hyundai Heavy Industries Co., Ltd.	19,290	2,835,410
Hyundai Mipo Dockyard	15,940	2,114,619
KT Freetel Co., Ltd.	110,340	3,384,267
POSCO	20,573	5,709,567

SK Telecom Co., Ltd.		13,560	2,942,977

			21,268,270

MEXICO — 0.7%
Telefonos de Mexico SA de CV		2,285,591	3,019,856

NETHERLANDS — 4.0%
ABN Amro Holding NV		170,349	4,967,964
ING Groep NV		223,193	9,887,531
Koninklijke (Royal) KPN NV		243,667	3,256,088

			18,111,583

NORWAY — 3.2%
Aker Kvaerner ASA		46,500	4,837,192
DNB NOR ASA		382,800	5,012,763
Schibsted ASA		100,656	3,048,852
Statoil ASA		63,100	1,595,153

			14,493,960

PORTUGAL — 0.5%
Banco Comercial Portugues SA		686,532	2,234,363

RUSSIA — 0.1%
TMK OAO GDR†*(1)		12,351	311,863

SINGAPORE — 1.0%
Singapore Airlines, Ltd.		444,000	4,335,046

SPAIN — 2.4%
Banco Santander Central Hispano SA		614,190	10,629,556

SWEDEN — 2.5%
ForeningsSparbanken AB, Class A		135,300	4,430,445
Investor AB, Class B		141,200	3,167,147
Skanska AB, Class B		212,337	3,785,222

			11,382,814

SWITZERLAND — 2.5%
Credit Suisse Group		183,830	11,082,553

TAIWAN — 0.7%
United Microelectronics Corp.		5,466,236	3,048,438

UNITED KINGDOM — 19.3%
3i Group PLC		138,422	2,534,848
Anglo American PLC		113,338	5,110,915
Barclays PLC		752,693	10,158,275
Barratt Developments PLC		280,751	5,799,966
BP PLC		1,248,098	13,880,109
British Airways PLC†		242,521	2,125,742
HSBC Holdings PLC		635,931	12,057,910
IMI PLC		267,590	2,690,024
Ladbrokes PLC		402,601	3,137,202
Reckitt Benckiser PLC		128,547	5,593,233
Royal Bank of Scotland Group PLC		313,302	11,163,893
Royal Dutch Shell PLC, Class B		62,056	2,223,080
Scottish Power PLC		207,788	2,590,250
Vodafone Group PLC		3,000,443	7,726,713

			86,792,160

TOTAL COMMON STOCK (cost $378,611,359)			434,780,412

Exchange Traded Funds — 1.3%

UNITED STATES — 1.3%
iShares MSCI EAFE Index Fund (cost $5,581,078)		86,282	6,064,762

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $384,192,437)			440,845,174

Repurchase Agreement— 0.8%

Agreement with Bank of America NA, bearing interest at 5.27% dated 10/31/06 to be repurchased 11/01/06 in the amount of $3,532,517 and collateralized by $3,360,000 of Federal Home Loan Mtg. Notes, bearing interest at 7.00%, due 03/15/10 and having approximate value of $3,578,231 (cost $3,532,000)		$3,532,000	3,532,000

TOTAL INVESTMENTS (cost $387,724,437) @	98.9%		444,377,174
Other assets less liabilities	1.1		4,738,027

NET ASSETS	100.0%		$449,115,201

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At October 31, 2006, the aggregate value of these securities was $311,863 representing 0.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security

@	See Note 4 for cost of investment on a tax basis

(1)	Illiquid security
ADR American Depository Receipt
GDR Global Depository Receipt

Industry Allocation*
Banks-Commercial	24.8%
Oil Companies-Integrated	5.6
Insurance-Multi-line	4.6
Auto-Cars/Light Trucks	4.4
Steel-Producers	3.9
Electric-Integrated	3.8
Telephone-Integrated	3.5
Finance-Investment Banker/Broker	3.6
Cellular Telecom	3.1
Medical-Drugs	2.4
Building-Heavy Construction	1.9
Airlines	1.9
Chemicals-Diversified	1.9
Audio/Video Products	1.7
Electronic Components-Misc.	1.8
Gas-Distribution	1.6
Diversified Minerals	1.5
Index Fund	1.3
Building-Residential/Commercial	1.3
Soap & Cleaning Preparation	1.2
Insurance-Reinsurance	1.2
Investment Companies	1.1
Shipbuilding	1.1
Real Estate Management/Services	1.0
Building & Construction-Misc.	0.9
Printing-Commercial	0.9
Repurchase Agreements	0.8
Retail-Convenience Store	0.8
Electric Products-Misc.	0.8
Fisheries	0.8
Photo Equipment & Supplies	0.8
Apparel Manufacturers	0.7
Finance-Leasing Companies	0.7
Gambling (Non-Hotel)	0.7
Leisure Products	0.7
Metal-Aluminum	0.7
Publishing-Newspapers	0.7
Semiconductors Components-Integrated Circuits	0.7
Tobacco	0.7
Wireless Equipment	0.7
Athletic Footwear	0.6
Transport-Rail	0.6
Distribution/Wholesale	0.6
Diversified Manufactured Operations	0.6
Electronic Components-Semiconductors	0.6
Oil-Field Services	0.6
Venture Capital	0.6
Oil Companies-Exploration & Production	0.5
Diversified Operations	0.4
Instruments-Scientific	0.4
Machinery-Electrical	0.4
Machinery-General Industrial	0.4
Metal-Diversified	0.4
Steel Pipe & Tube	0.1

98.9%

*	Calculated as a percentage of net assets
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GLOBAL EQUITIES PORTFOLIO
J.P. Morgan Investment Management Inc.
Portfolio of Investments – October 31, 2006
(unaudited)

Common Stock — 98.1%	Shares/ Principal Amount	Value (Note 1)

AUSTRALIA — 1.0%
BHP Billiton, Ltd.	54,024	$1,141,217
Zinifex, Ltd.	112,729	1,324,215

		2,465,432

BELGIUM — 0.8%
Fortis	26,332	1,104,679
KBC Groep NV	9,206	1,005,767

		2,110,446

BERMUDA — 0.5%
Ingersoll-Rand Co., Ltd., Class A	12,630	463,647
Weatherford International, Ltd.†	21,410	879,523

		1,343,170

BRAZIL — 0.4%
Petroleo Brasileiro SA ADR	10,870	964,821

CANADA — 2.1%
Bank of Montreal	16,036	994,232
First Quantum Minerals, Ltd.	15,635	893,170
Inmet Mining Corp.	20,532	1,022,989
IPSCO, Inc.	10,033	917,417
Teck Cominco, Ltd., Class B	6,711	494,534
Toronto-Dominion Bank	17,080	990,167

		5,312,509

CAYMAN ISLANDS — 0.3%
Garmin, Ltd.	11,944	637,929

FINLAND — 1.3%
Fortum Oyj†	37,340	1,027,485
Kesko Oyj, Class B	21,030	993,907
Nokia Oyj	58,150	1,154,072

		3,175,464

FRANCE — 5.7%
Air France-KLM	33,169	1,181,530
Assurances Generales de France†	8,316	1,167,508
AXA	26,161	996,670
BNP Paribas SA	9,009	990,568
Compagnie de St. Gobain	13,137	968,280
Credit Agricole SA	23,785	1,011,185
Lafarge SA	7,477	1,004,867
Mittal Steel	4,780	205,167
Renault SA	8,324	973,682
Sanofi-Aventis	11,690	993,668
Societe Generale	5,953	989,235
Suez SA	21,889	979,469
Total SA	19,041	1,289,222
Vallourec SA†	1,985	494,024
Vivendi Universal SA	26,176	991,228

		14,236,303

GERMANY — 3.7%
Allianz SE†	5,742	1,065,712
BASF AG	11,852	1,044,650
Deutsche Bank AG	8,976	1,129,683
Deutsche Lufthansa AG	40,831	941,675
E.ON AG	7,534	903,870
Fresenius AG	4,918	922,696
Henkel KGaA	7,211	863,739
Merck KGaA	7,548	795,728
Muenchener Rueckversicherungs-Gesellschaft AG	4,740	769,396
Volkswagen AG	8,497	838,297

		9,275,446

GREECE — 0.5%
Piraeus Bank SA†	39,090	1,114,555

HONG KONG — 0.6%
China Netcom Group Corp Hong Kong, Ltd.†	265,000	470,902
Swire Pacific, Ltd., Class A	93,500	988,235

		1,459,137

INDIA — 0.4%
Reliance Industries, Ltd. GDR*†	18,646	1,005,952

IRELAND — 0.7%
Allied Irish Banks PLC	27,538	750,383
C&C Group PLC	65,440	1,084,103

		1,834,486

ITALY — 1.9%
Banche Popolari Unite Scrl	27,920	766,137
Eni SpA	33,708	1,016,599
Fiat SpA†	55,942	987,445
SanPaolo IMI SpA	45,210	965,346
UniCredito Italiano SpA	133,821	1,109,318

		4,844,845

JAPAN — 10.6%
Brother Industries, Ltd.†	48,000	604,951
Canon, Inc.	23,400	1,254,483
Daiichi Sankyo Co., Ltd.	39,200	1,166,397
Daiwa Securities Group, Inc.†	91,000	1,032,508
Eisai Co., Ltd.†	22,000	1,126,758
Honda Motor Co., Ltd.	29,300	1,037,168
Izumi Co., Ltd.†	26,700	993,074
Japan Tobacco, Inc.†	264	1,151,212
Komatsu, Ltd.	33,800	609,790
Makita Corp.†	23,700	705,194
Mitsubishi Corp.	52,200	1,008,696
Mitsubishi UFJ Financial Group, Inc.	80	1,005,515
Mitsui Fudosan Co., Ltd.	40,000	984,994
Mitsui Trust Holdings, Inc.	76,000	894,806
Mizuho Financial Group, Inc.†	126	981,454
Nintendo Co., Ltd.	4,500	920,354
Nippon Oil Corp.	129,000	959,600
Nippon Suisan Kaisha, Ltd.†	146,100	785,746
Nippon Telegraph and Telephone Corp.†	191	961,900
ORIX Corp.	2,500	704,331
Sekisui House, Ltd.†	63,000	995,998
Shin-Etsu Chemical Co., Ltd.	12,200	800,086

1

Sumitomo Mitsui Financial Group, Inc.	89	974,050
Suzuki Motor Corp.	33,600	953,803
The Sumitomo Trust & Banking Co., Ltd.†	78,000	838,989
The Tokyo Electric Power Co., Inc.	31,000	901,201
Toyota Motor Corp.	20,000	1,185,071
Yamatake Corp.	38,200	849,216

		26,387,345

LUXEMBOURG — 0.3%
Tenaris SA	41,189	799,057

MEXICO — 0.8%
America Movil SA de CV, Series L ADR	26,965	1,155,989
Fomento Economico Mexicano SA de CV ADR	8,846	855,320

		2,011,309

NETHERLANDS — 1.1%
ING Groep NV	23,861	1,057,051
Koninklijke (Royal) KPN NV	76,082	1,016,673
Mittal Steel Co NV	16,942	727,616

		2,801,340

NORWAY — 0.9%
Orkla ASA	20,246	1,037,566
Telenor ASA	73,062	1,154,019

		2,191,585

RUSSIA — 0.4%
Mining & Metallurgical Co. Norilsk Nickel ADR	6,069	896,695

SINGAPORE — 0.4%
CapitaLand, Ltd.	303,000	1,060,734

SPAIN — 2.0%
Banco Bilbao Vizcaya Argentaria SA	44,228	1,068,000
Banco Santander Central Hispano SA†	64,091	1,109,199
Endesa SA	19,900	882,339
Fomento de Construcciones y Contratas SA	9,380	817,666
Repsol YPF SA	33,770	1,120,617

		4,997,821

SWEDEN — 0.4%
Telefonaktiebolaget LM Ericsson, Class B	285,470	1,083,003

SWITZERLAND — 3.4%
ABB, Ltd.	78,900	1,173,305
Credit Suisse Group	18,015	1,086,070
Nestle SA	3,463	1,183,051
Novartis AG	17,229	1,045,609
Roche Holding AG	9,790	1,713,181
UBS AG	18,232	1,088,893
Zurich Financial Services AG	4,930	1,218,580

		8,508,689

TAIWAN — 0.5%
Hon Hai Precision Industry Co., Ltd. GDR	92,161	1,179,661

UNITED KINGDOM — 10.9%
3i Group PLC	61,386	1,124,129
Alliance Boots PLC	54,494	841,995
AstraZeneca PLC	15,200	898,257
Aviva PLC	69,258	1,023,876
Barclays PLC	85,923	1,159,609
Barratt Developments PLC	49,496	1,022,526
BG Group PLC†	79,696	1,057,327
BP PLC	89,014	989,925
British Airways PLC†	119,985	1,051,691
British Land Co. PLC	37,449	1,067,965
Centrica PLC	122,943	776,847
DSG International PLC	223,221	926,126
GlaxoSmithKline PLC	43,632	1,165,222
HSBC Holdings PLC	66,066	1,252,680
International Power PLC†	163,571	1,044,486
Legal & General Group PLC	369,602	1,018,774
Man Group PLC	118,617	1,104,186
Rio Tinto PLC	22,010	1,214,210
Rolls Royce Group Class B	3,707,323	7,072
Rolls-Royce Group PLC†	101,017	905,184
Royal Bank of Scotland Group PLC	31,200	1,111,750
Royal Dutch Shell PLC, Class B	26,384	945,174
Scottish & Newcastle PLC	83,160	894,683
Scottish Power PLC	60,890	759,044
Standard Chartered PLC	42,025	1,182,430
Tesco PLC	135,742	1,018,907
Vedanta Resources PLC	20,497	571,628
WPP Group PLC	40,366	517,056
Xstrata PLC	11,153	476,557

		27,129,316

UNITED STATES — 46.5%
Agilent Technologies, Inc.†	26,968	960,061
Akamai Technologies, Inc.†	9,800	459,228
Altria Group, Inc.	14,188	1,153,910
American Capital Strategies, Ltd.	25,140	1,085,042
American Eagle Outfitters, Inc.	17,120	784,096
American Electric Power Co., Inc.	22,935	950,197
American Financial Group, Inc.	20,082	961,125
Apache Corp.	13,100	855,692
Apple Computer, Inc.†	13,116	1,063,445
Assurant, Inc.	19,542	1,029,082
AT&T, Inc.	35,140	1,203,545
Bank of America Corp.	55,753	3,003,414
BellSouth Corp.	25,683	1,158,303
Benchmark Electronics, Inc.†	26,950	715,522
Bristol-Myers Squibb Co.	19,766	489,209
Burlington Northern Santa Fe Corp.	12,764	989,593
CenturyTel, Inc.	20,980	844,235
Chevron Corp.	19,277	1,295,414
Chubb Corp.	18,397	977,801
CIGNA Corp.	7,791	911,391
Cisco Systems, Inc.†	47,328	1,142,025
CIT Group, Inc.	19,200	999,360
Citigroup, Inc.	24,420	1,224,907

Cognizant Technology Solutions Corp., Class A†	10,730	807,754
Comcast Corp., Class A†	18,880	767,850
Computer Sciences Corp.†	15,020	793,807
ConocoPhillips	19,566	1,178,656
Consolidated Edison, Inc.	17,390	840,806
Convergys Corp.†	43,875	930,589
Countrywide Financial Corp.	13,768	524,836
CSX Corp.	28,480	1,015,882
Cummins, Inc.	4,253	540,046
Duke Energy Corp.	26,090	825,488
Embarq Corp.	12,060	583,101
Exxon Mobil Corp.	66,040	4,716,577
Federated Department Stores, Inc.	20,340	893,129
Freeport-McMoRan Copper & Gold, Inc., Class B	14,180	857,606
GATX Corp.	11,350	494,520
General Electric Co.	92,940	3,263,123
Genworth Financial, Inc., Class A	27,469	918,563
Gilead Sciences, Inc.†	12,047	830,038
Goldman Sachs Group, Inc.	6,189	1,174,610
Google, Inc., Class A†	2,198	1,047,105
Guess?, Inc.†	16,379	932,784
Hartford Financial Services Group, Inc.	11,300	985,021
Hewlett-Packard Co.	33,100	1,282,294
Intel Corp.	57,130	1,219,154
International Business Machines Corp.	11,330	1,046,099
J.C. Penny Co., Inc.	10,120	761,328
Johnson & Johnson	29,185	1,967,069
Jones Lang LaSalle, Inc.	10,660	980,720
King Pharmaceuticals, Inc.†	33,427	559,234
Kraft Foods, Inc., Class A	28,196	969,942
Lam Research Corp.†	21,915	1,083,697
Leap Wireless International, Inc.†	19,193	1,064,444
Lehman Brothers Holdings, Inc.	13,380	1,041,499
Lexmark International, Inc., Class A†	15,779	1,003,387
Lincoln National Corp.	15,443	977,696
Lockheed Martin Corp.	11,529	1,002,216
Loews Corp.	19,510	759,329
Loews Corp. — Carolina Group	16,715	966,461
Manpower, Inc.	9,130	618,740
Marathon Oil Corp.	12,391	1,070,582
McDonald’s Corp.	27,900	1,169,568
MEMC Electronic Materials, Inc.†	21,180	751,890
Merck & Co., Inc.	25,050	1,137,771
MetLife, Inc.	17,800	1,016,914
Microsoft Corp.	88,700	2,546,577
Morgan Stanley	11,410	872,066
Motorola, Inc.	32,436	747,974
News Corp., Class B	50,578	1,099,566
Nordstrom, Inc.	22,300	1,055,905
Northrop Grumman Corp.	15,140	1,005,145
Novellus Systems, Inc.†	34,260	947,289
NVIDIA Corp.†	16,241	566,324
Occidental Petroleum Corp.	20,718	972,503
Office Depot, Inc.†	12,171	511,060
Old Republic International Corp.	46,240	1,041,787
Oracle Corp.†	54,410	1,004,953
PepsiCo, Inc.	15,600	989,664
Pfizer, Inc.	67,864	1,808,576
PG&E Corp.	24,565	1,059,734
Phillips-Van Heusen Corp.	17,850	816,816
PNC Financial Services Group, Inc.	13,152	921,035
Procter & Gamble Co.	22,810	1,445,926
Prudential Financial, Inc.	13,000	1,000,090
QUALCOMM, Inc.	25,700	935,223
Rent-A-Center, Inc.†	25,660	737,982
Reynolds American, Inc.	13,400	846,344
Ryder System, Inc.	15,620	822,393
Safeway, Inc.	23,410	687,318
SEACOR Holdings, Inc.†	8,330	745,368
Sempra Energy	20,956	1,111,506
Sotheby’s Holdings, Inc., Class A	20,560	781,280
Swift Energy Co.†	16,410	766,675
Terex Corp.†	12,236	633,335
The Bear Stearns Cos., Inc.	6,995	1,058,693
The DIRECTV Group, Inc.†	35,028	780,424
Thermo Fisher Scientific, Inc.†	19,234	824,562
TIBCO Software, Inc.†	81,260	751,655
Time Warner, Inc.	53,553	1,071,596
Union Pacific Corp.	8,205	743,619
United Technologies Corp.	17,600	1,156,672
US Bancorp	28,806	974,795
Valero Energy Corp.	15,787	826,134
Verizon Communications, Inc.	23,291	861,767
VF Corp.	12,750	969,127
Wachovia Corp.	17,400	965,700
Walt Disney Co.	31,610	994,451
WellPoint, Inc.†	9,150	698,328
WESCO International, Inc.†	13,089	854,319
Windstream Corp.	57,080	783,138
Wyeth	19,803	1,010,547
Xerox Corp.†	46,554	791,418

		116,225,881

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $205,264,878)		245,052,931

Short-Term Investment Securities — 1.6%

TIME DEPOSITS — 1.6%
Euro Time Deposit with State Street Bank & Trust Co. 2.80% due 11/01/06 (cost 3,922,000)	$3,922,000	3,922,000

TOTAL INVESTMENTS (cost $209,186,878)@	99.7%	248,974,931
Other assets less liabilities	0.3	739,026

NET ASSETS —	100.0%	$249,713,957

@	See Note 4 for cost of investments on a tax basis

†	Non-income producing security

ADR	American Depository Receipt

GDR	Global Depository Receipt

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At October 31, 2006, the aggregate value of these securities was $1,005,952 representing 0.4% of net assets. Unless otherwise indicated, this security is not considered illiquid.

Industry Allocation*
Banks-Commercial	9.8
Oil Companies-Integrated	6.7
Medical-Drugs	5.6
Insurance-Multi-line	4.9
Electric-Integrated	3.7
Finance-Investment Banker/Broker	3.4
Telephone-Integrated	2.9
Auto-Cars/Light Trucks	2.4
Banks-Super Regional	2.3
Metal-Diversified	2.3
Insurance-Life/Health	1.9
Multimedia	1.7
Time Deposits	1.6
Tobacco	1.6
Wireless Equipment	1.6
Diversified Manufactured Operations	1.5
Computers	1.4
Airlines	1.3
Diversified Minerals	1.3
Food-Misc.	1.3
Aerospace/Defense	1.2
Real Estate Operations & Development	1.2
Apparel Manufacturers	1.1
Steel-Producers	1.1
Transport-Rail	1.1
Applications Software	1.0
Electronic Components-Semiconductors	1.0
Electronic Measurement Instruments	1.0
Cellular Telecom	0.9
Building-Residential/Commercial	0.8
Electronic Components-Misc.	0.8
Gas-Distribution	0.8
Medical Products	0.8
Office Automation & Equipment	0.8
Semiconductor Equipment	0.8
Brewery	0.7
Chemicals-Diversified	0.7
Food-Retail	0.7
Oil Refining & Marketing	0.7
Oil-Field Services	0.7
Retail-Apparel/Shoe	0.7
Telecom Services	0.7
Cable TV	0.6
Computer Services	0.6
Cosmetics & Toiletries	0.6
Oil Companies-Exploration & Production	0.6
Aerospace/Defense-Equipment	0.5
Engineering/R&D Services	0.5
Internet Infrastructure Software	0.5
Machinery-Construction & Mining	0.5
Networking Products	0.5
Retail-Restaurants	0.5
Venture Capital	0.5
Beverages-Non-alcoholic	0.4
Beverages-Wine/Spirits	0.4
Building & Construction Products-Misc.	0.4
Building Products-Cement	0.4
Commercial Services	0.4
Computers-Peripher Equipment	0.4
Dialysis Centers	0.4
Diversified Operations	0.4
Enterprise Software/Service	0.4
Finance-Commercial	0.4
Finance-Other Services	0.4
Food-Wholesale/Distribution	0.4
Import/Export	0.4
Insurance-Property/Casualty	0.4
Investment Companies	0.4
Petrochemicals	0.4
Real Estate Management/Services	0.4
Retail-Consumer Electronics	0.4
Retail-Misc./Diversified	0.4
Retail-Regional Department Stores	0.4
Toys	0.4
Water	0.4
Web Portals/ISP	0.4
Auction Houses/Art Dealers	0.3
Building-Heavy Construction	0.3
Distribution/Wholesale	0.3
Finance-Leasing Companies	0.3
Fisheries	0.3
Instruments-Controls	0.3
Insurance-Reinsurance	0.3
Medical-HMO	0.3
Rental Auto/Equipment	0.3
Retail-Drug Store	0.3
Retail-Major Department Stores	0.3
Soap & Cleaning Preparation	0.3
Therapeutics	0.3
Tools-Hand Held	0.3
Transport-Services	0.3
Advertising Services	0.2
Electric Products-Misc.	0.2
Engines-Internal Combustion	0.2
Finance-Mortgage Loan/Banker	0.2
Human Resources	0.2
Retail-Office Supplies	0.2
Steel Pipe & Tube	0.2
Transport-Equipment & Leasng	0.2
99.7%

*	Calculated as a percentage of net assets
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
Morgan Stanley Investment Management, Inc. (dba — Van Kampen)
Portfolio of Investments — October 31, 2006
(unaudited)

Common Stock — 85.2%	Shares/ Principal Amount	Value (Note 1)

AUSTRALIA — 3.4%

AGL Energy, Ltd.	9,471	112,575
Alinta, Ltd.	5,469	44,890
Alumina, Ltd.	52,297	272,539
Amcor, Ltd.	40,608	217,598
AMP, Ltd.	27,087	199,261
Ansell, Ltd.	3,411	29,292
Australia and New Zealand Banking Group, Ltd.	29,452	662,291
BHP Billiton, Ltd.	161,702	3,415,836
BlueScope Steel, Ltd.	34,255	192,044
Boral, Ltd.	26,902	151,445
Brambles Industries, Ltd.	20,164	194,863
Caltex Australia, Ltd.	18,358	314,874
Coca-Cola Amatil, Ltd.	10,726	57,807
Coles Myer, Ltd.	21,879	230,072
Commonwealth Bank of Australia	24,337	898,923
CSL, Ltd.	1,764	76,616
CSR, Ltd.	43,640	109,488
Foster’s Group, Ltd.	41,581	207,679
Insurance Australia Group, Ltd.	34,616	148,767
John Fairfax Holdings, Ltd.	21,036	79,166
Leighton Holdings, Ltd.	4,415	72,717
Lend Lease Corp., Ltd.	8,631	112,549
Macquarie Bank, Ltd.	4,257	245,747
Macquarie Infrastructure Group	47,453	124,199
Mayne Group, Ltd.	18,338	46,576
Mayne Pharma, Ltd.	18,338	62,054
National Australia Bank, Ltd.	32,344	956,240
Newcrest Mining, Ltd.	14,978	276,617
OneSteel, Ltd.	23,737	77,383
Orica, Ltd.	12,911	243,342
Origin Energy, Ltd.	131,532	730,277
PaperlinX, Ltd.	19,267	61,468
QBE Insurance Group, Ltd.	14,143	270,505
Rinker Group, Ltd.	42,922	616,540
Rio Tinto, Ltd.	14,025	851,444
Santos, Ltd.	96,592	792,090
Sonic Healthcare, Ltd.	2,396	24,398
Stockland	775	4,549
Suncorp-Metway, Ltd.	11,162	179,780
Sydney Roads Group	15,818	13,963
TABCORP Holdings, Ltd.	8,263	105,574
Telstra Corp., Ltd.	43,967	134,822
Toll Holdings, Ltd.	7,716	92,611
Transurban Group	12,442	69,561
Wesfarmers, Ltd.	7,653	204,687
Westpac Banking Corp.	34,417	638,287
Woodside Petroleum, Ltd.	52,842	1,536,478
Woolworths, Ltd.	21,083	337,777

		16,498,261

AUSTRIA — 0.8%

Andritz AG	454	82,362
Bank Austria Creditanstalt AG	1,650	238,998
Boehler-Uddeholm AG	2,328	144,342
Erste Bank der Oesterreichischen Sparkassen AG	12,211	831,454
Flughafen Wien AG	683	61,238
Immofinanz Immobilien Anlagen AG†	22,061	267,486
Mayr-Melnhof Karton AG	278	51,278
Meinl European Land	7,240	159,767
Oesterreichische Elektrizitaetswirtschafts AG, Class A	4,120	205,654
OMV AG	10,594	575,865
Raiffeisen International Bank Holding AG	1,766	202,066
Telekom Austria AG	21,541	536,109
Voestalpine AG	4,716	222,403
Wiener Staedtische Versicherung AG	1,451	93,336
Wienerberger AG	3,789	196,966

		3,869,324

BELGIUM — 0.7%

Agfa Gevaert NV	2,068	52,181
Bekaert NV	183	19,514
Belgacom SA	3,430	140,349

Dexia	24,834	670,680
Fortis	30,366	1,274,689
InBev NV	1,616	91,039
KBC Groep NV	3,204	350,041
Solvay SA	2,105	272,422
UCB SA	3,071	190,097
Umicore	896	139,057

		3,200,069

BERMUDA — 0.3%

Cheung Kong Infrastructure Holdings, Ltd.	40,000	119,837
Esprit Holdings, Ltd.	67,519	653,729
Frontline, Ltd.	950	35,933
Johnson Electric Holdings, Ltd.	112,300	88,082
Kerry Properties, Ltd.	26,290	97,017
Li & Fung, Ltd.	129,800	337,969
Shangri-La Asia, Ltd.	74,151	160,941
Ship Finance International, Ltd. (New York)	47	990
Ship Finance International, Ltd. (Oslo)	458	9,161
Yue Yuen Industrial Holdings, Ltd.	42,500	128,694

		1,632,353

BRAZIL — 0.1%

Arcelor Brasil SA	2,744	48,243
Companhia Brasileira de Distribuicao Grupo Pao de Acuca ADR	400	11,948
Companhia De Bebidas Das Americas	111,118	43,948
Companhia Siderurgica Nacional SA	3,861	119,896
Empresa Brasileira de Aeronautica SA	15,646	162,341
Souza Cruz SA	3,000	45,669
Unibanco — Uniao de Bancos Brasileiros SA ADR	3,450	271,687

		703,732

CAYMAN ISLANDS — 0.1%

ASM Pacific Technology, Ltd.	1,500	7,782
Hutchison Telecommunications International, Ltd.†	99,000	190,688
Kingboard Chemical Holdings, Ltd.	38,000	135,589

		334,059

DENMARK — 0.4%

Danske Bank A/S	22,595	947,898
DSV A/S	800	147,807
GN Store Nord A/S	9,400	131,985
Novo-Nordisk A/S	7,800	589,002
Novozymes A/S	1,628	130,462
Vestas Wind Systems A/S†	4,900	138,021

		2,085,175

FINLAND — 0.9%

Cargotec Corp., Class B	1,366	62,153
Fortum Oyj	8,420	231,693
Kesko Oyj, Class B	6,336	299,448
Kone Oyj, Class B†	2,732	129,432
Metso Corp.	7,573	329,108
Neste Oil Oyj†	3,303	103,957
Nokia Oyj	78,140	1,550,802
Outokumpu Oyj	8,315	256,609
Rautaruukki Oyj	3,157	104,278
Sampo Oyj, Class A	11,042	239,297
Stora Enso Oyj, Class R	20,846	337,361
TietoEnator Oyj	5,549	153,825
UPM-Kymmene Oyj	18,145	460,622
Uponor Oyj	1,067	32,343
Wartsila Corp., Class B	1,696	77,818

		4,368,746

FRANCE — 6.2%

Accor SA	8,228	571,276
Alcatel SA†	40,824	518,431
Alstom†	3,120	287,903
Arkema	1,767	86,262
Atos Origin SA†	413	23,509
AXA	70,683	2,692,849
BNP Paribas SA	37,434	4,115,989
Bouygues SA	8,611	502,033
Business Objects SA†	1,235	45,522
Cap Gemini SA†	2,957	167,944
Carrefour SA	6,477	394,647
Casino Guichard-Perrachon SA	316	26,800
CNP Assurances	2,383	250,765
Compagnie de St. Gobain	8,494	626,061
Compagnie Generale des Etablissements Michelin, Class B	2,309	188,312
Credit Agricole SA	16,111	684,936
Dassault Systemes SA	1,145	62,488
Essilor International SA†	754	79,104
France Telecom SA	45,405	1,179,290
Gecina SA	1,481	210,190
Groupe Danone	3,938	576,993
Hermes International	633	68,712
Imerys SA	1,106	95,565
Klepierre	1,249	188,422
L’Air Liquide SA	4,028	857,508
Lafarge SA	5,884	790,776
Lagardere SCA	3,012	216,622
LVMH Moet Henessy Louis Vuitton SA	5,200	541,891
Neopost SA	1,152	140,855
PPR	1,345	200,673
PSA Peugeot Citroen	2,629	151,026
Publicis Groupe	2,001	77,434
Renault SA	2,706	316,529
Safran SA	1,739	39,351
Sanofi-Aventis	29,525	2,509,671
Schneider Electric SA	5,897	612,644
Societe BIC SA	620	39,882
Societe Generale	14,632	2,431,461
Societe Television Francaise 1	2,466	83,783
Sodexho Alliance SA	4,236	227,502
Suez SA† (Paris)	1,896	24
SuezSA† (Brussels)	15,506	693,848
Suez SA STRIP (Brussels)	1,896	84,598
Technip SA	1,196	72,033
Thales SA	3,391	156,714
Thomson	5,184	89,387
Total SA	70,684	4,785,851
Unibail	2,019	439,610
Valeo SA	1,692	63,684
Veolia Environnement	3,248	198,856
Vinci SA	3,888	437,919
Vivendi Universal SA	18,823	712,786
Zodiac SA	301	18,801

		30,635,722

GERMANY — 8.9%

Adidas AG	11,672	584,855
Allianz SE	21,714	4,030,108
Altana AG	4,006	223,585
BASF AG	29,890	2,634,542
Bayer AG	25,454	1,281,610

Beiersdorf AG	2,877	163,400
Celesio AG	4,432	228,525
Commerzbank AG	32,913	1,168,211
Continental AG	7,267	812,664
DaimlerChrysler AG	45,444	2,592,607
Deutsche Bank AG	27,641	3,478,783
Deutsche Boerse AG	5,678	915,565
ueutsche Lufthansa AG	12,746	293,958
Deutsche Post AG	40,047	1,109,130
Deutsche Postbank AG	2,953	219,652
Deutsche Telekom AG	159,335	2,757,551
E.ON AG	34,545	4,144,439
Fresenius Medical Care AG	3,585	478,326
Heidelberger Druckmaschinen AG	2,950	134,263
Henkel KGaA	3,416	457,565
Hochtief AG	3,129	204,469
Hypo Real Estate Holding AG	7,550	474,576
KarstadtQuelle AG†	4,467	104,903
Linde AG	4,361	432,251
MAN AG	8,717	774,891
Merck KGaA	2,744	289,279
Metro AG	7,995	474,997
Muenchener Rueckversicherungs-Gesellschaft AG	11,002	1,785,843
Porsche AG	394	459,365
Puma AG Rudolf Dassler Sport	656	232,614
RWE AG	23,123	2,285,105
SAP AG	12,400	2,466,975
Siemens AG	44,933	4,043,032
Suedzucker AG	4,154	102,536
ThyssenKrupp AG	20,381	756,437
TUI AG	12,792	279,835
Volkswagen AG	8,785	866,710

		43,743,157

GREECE — 0.2%

Alpha Bank A.E	8,870	258,114
EFG Eurobank Ergasias	4,498	149,605
National Bank of Greece SA	8,610	390,767
OPAP SA	6,300	224,978
Titan Cement Co. SA	2,000	104,963

		1,128,427

HONG KONG — 2.2%

Bank of East Asia, Ltd.	109,094	526,729
BOC Hong Kong Holdings, Ltd.	259,000	579,463
Cathay Pacific Airways, Ltd.	74,000	161,565
Cheung Kong (Holdings), Ltd.	108,000	1,177,596
CLP Holdings, Ltd.	123,200	780,970
Hang Lung Properties, Ltd.	135,000	295,093
Hang Seng Bank, Ltd.	50,300	640,295
Henderson Land Development Co., Ltd.	52,000	287,507
Hong Kong & China Gas Co., Ltd.	267,754	613,508
Hong Kong Exchanges & Clearing, Ltd.	74,000	585,172
HongKong Electric Holdings, Ltd.	98,000	461,194
Hopewell Holdings, Ltd.	46,000	136,630
Hutchison Whampoa, Ltd.	148,500	1,318,460
Hysan Development Co., Ltd.	48,103	121,229
Link REIT	118,000	243,064
MTR Corp., Ltd.	101,046	242,442
New World Development Co., Ltd.	165,758	283,894
PCCW, Ltd.	264,130	161,999
Sino Land Co., Ltd.	83,644	145,623
Sun Hung Kai Properties, Ltd.†	92,000	1,005,503
Swire Pacific, Ltd., Class A	64,500	681,724
Techtronic Industries Co., Ltd.	66,000	93,520
Television Broadcasts, Ltd.	21,000	120,834
Wharf Holdings, Ltd.	87,742	297,279

		10,961,293

IRELAND — 0.1%

Allied Irish Banks PLC	7,300	199,383
Bank of Ireland	2,800	56,356
Depfa Bank PLC	17,864	300,046

		555,785

ITALY — 0.7%

Alleanza Assicurazioni SpA	313	3,705
Assicurazione Generali SpA	676	26,824
Autogrill SpA	277	4,762
Autostrade SpA	579	17,122
Banca Fideuram SpA	220	1,388
Banca Intesa SpA (London)	78,890	539,180
Banca Intesa SpA (Milan)	429	2,844
Banca Monte dei Paschi di Siena SpA	439	2,695
Banca Popolare di Milano	129	1,908
Banche Popolari Unite	9,148	251,025
Banco Popolare di Verona e Novara	465	12,517
Benetton Group SpA	159	3,012
Capitalia SpA	17,697	156,413
Enel SpA	1,444	13,859
Eni SpA	8,639	260,543
Fiat SpA†	479	8,455
Finmeccanica SpA	542	13,026
Italcementi SpA	115	3,046
Luxottica Group SpA	206	6,407
Mediaset SpA	513	5,755
Mediobanca SpA	4,369	101,486
Mediolanum SpA	165	1,299
Pirelli & C. SpA	4,284	3,912
SanPaolo IMI SpA	18,483	394,658
Seat Pagine Gialle SpA†	2,428	1,353
Snam Rete Gas SpA	211	1,075
Telecom Italia SpA	17,373	52,661
Telecom Italia SpA (Milan)	9,947	25,137
Tiscali SpA†	215	652
UniCredito Italiano SpA	200,216	1,659,704

		3,576,423

JAPAN — 23.9%

ACOM Co., Ltd.	930	35,783
Advantest Corp.	9,200	464,897
Aeon Co., Ltd.	17,600	414,587
Aeon Credit Service Co., Ltd.	1,300	29,067
AIFUL Corp.	850	29,362
Ajinomoto Co., Inc.	28,000	323,919
Alps Electric Co., Ltd.	7,000	70,087
Amada Co., Ltd.	13,000	129,049
Asahi Breweries, Ltd.	16,400	233,755
Asahi Glass Co., Ltd.	54,200	624,235
Asahi Kasei Corp.	50,000	319,354
Asatsu-DK, Inc.	1,100	32,260
Astellas Pharma, Inc.	27,401	1,234,691
Bank of Fukuoka, Ltd.	29,000	231,593
Bank Of Kyoto, Ltd.	14,000	143,765
Benesse Corp.	2,200	79,005
Bridgestone Corp.	42,400	884,580
Canon, Inc.	51,900	2,782,378
Casio Computer Co., Ltd.	15,600	315,455
Central Japan Railway Co.	63	678,723
Chiyoda Corp.	9,000	163,140
Chubu Electric Power Co., Inc.	20,300	562,370
Chugai Pharmaceutical Co., Ltd.	14,005	287,393
Citizen Watch Co., Ltd.	17,200	142,800

Coca-Cola West Japan Co., Ltd.	600	11,209
COMSYS Holdings Corp.	8,000	84,682
Credit Saison Co., Ltd.	2,200	79,569
CSK Holdings Corp.	3,600	160,369
Dai Nippon Printing Co., Ltd.	18,400	273,904
Daicel Chemical Industries, Ltd.	8,000	53,149
Daiichi Sankyo Co., Ltd.	36,500	1,086,059
Daikin Industries, Ltd.	13,400	378,094
Daimaru, Inc.	11,000	131,863
Dainippon Ink and Chemicals, Inc.	26,000	98,260
Daito Trust Construction Co., Ltd.	6,800	358,736
Daiwa House Industry Co., Ltd.	36,400	656,697
Daiwa Securities Group, Inc.	150,000	1,701,937
Denki Kagaku Kogyo Kabushiki Kaisha	17,000	64,683
Denso Corp.	30,309	1,155,813
Dowa Mining Co., Ltd.	23,000	193,510
East Japan Railway Co.	147	1,028,139
Ebara Corp.	15,600	60,957
Eisai Co., Ltd.†	14,700	752,879
FamilyMart Co., Ltd.	2,400	65,051
Fanuc, Ltd.	8,200	711,641
Fast Retailing Co., Ltd.	4,000	378,607
Fuji Electric Holdings Co., Ltd.	7,000	38,066
Fuji Photo Film Co., Ltd.	19,600	727,322
Fuji Soft ABC, Inc.	2,000	50,361
Fuji Television Network, Inc.	18	37,553
Fujikura, Ltd.	11,000	117,661
Fujitsu, Ltd.	75,400	615,037
Furukawa Electric Co., Ltd.†	26,600	189,911
Hankyu Department Stores, Inc.	4,000	32,867
Hirose Electric Co., Ltd.	2,500	333,462
Hitachi Construction Machinery Co., Ltd.	1,400	33,278
Hitachi, Ltd.	146,800	847,249
Hokkaido Electric Power Co., Inc.	1,000	23,855
Hokuhoku Financial Group, Inc.	58,000	216,220
Honda Motor Co., Ltd.	84,704	2,998,372
Hoya Corp.	19,700	761,353
Ibiden Co., Ltd.	4,900	256,825
Index Corp.	47	32,471
Inpex Holdings, Inc.	19	155,308
Isetan Co., Ltd.	7,000	123,295
Ishikawajima-Harima Heavy Industries Co., Ltd.†	45,000	151,597
Ito En, Ltd.	1,800	57,099
Itochu Corp.	61,000	486,101
ITOCHU Techno-Science Corp.	1,700	95,062
Japan Airlines Corp.	37,000	70,548
Japan Real Estate Investment Corp.	27	247,018
Japan Retail Fund Investment Corp.	24	185,712
Japan Tobacco, Inc.	195	850,327
JFE Holdings, Inc.	16,800	675,131
JGC Corp.	12,000	186,841
JS Group Corp.	10,800	221,624
JSR Corp.	6,000	150,827
JTEKT Corp.	1,000	20,820
Kajima Corp.	55,800	266,703
Kamigumi Co., Ltd.	1,000	8,200
Kaneka Corp.	10,000	96,618
Kao Corp.	28,800	755,983
Kawasaki Heavy Industries, Ltd.	46,000	169,911
Kawasaki Kisen Kaisha, Ltd.	3,000	21,342
Keihin Electric Express Railway Co., Ltd.	17,000	121,226
Keio Corp.	7,000	46,685
Keyence Corp.	2,700	597,922
Kikkoman Corp.	5,000	56,432
Kinden Corp.	1,000	7,464
Kintetsu Corp.	67,500	208,926
Kirin Brewery Co., Ltd.	40,800	542,814
Kobe Steel, Ltd.	84,000	257,125
Kokuyo Co., Ltd.	2,000	30,901
Komatsu, Ltd.	47,800	862,366
Konami Corp.	5,000	138,087
Konica Minolta Holdings, Inc.†	24,500	326,373
Kubota Corp.	65,000	568,552
Kuraray Co., Ltd.	14,000	158,488
Kurita Water Industries, Ltd.	3,000	61,306
Kyocera Corp.	7,400	663,725
Kyowa Hakko Kogyo Co., Ltd.	14,016	107,857
Kyushu Electric Power Co., Inc.	10,200	238,528
Lawson, Inc.	2,200	74,678
Leopalace21 Corp.	8,900	334,830
Mabuchi Motor Co., Ltd.	1,300	75,807
Marubeni Corp.	59,200	303,200
Marui Co., Ltd.	17,500	235,368
Matsui Securities Co., Ltd.	6,600	58,125
Matsushita Electric Industrial Co., Ltd.	90,000	1,881,493
Matsushita Electric Works, Ltd.	14,000	157,172
Meiji Dairies Corp.	8,000	52,533
Meiji Seika Kaisha, Ltd.	10,000	50,789
Meitec Corp.	1,000	31,551
Millea Holdings, Inc.	29,500	1,114,873
Minebea Co., Ltd.	16,000	97,542
Mitsubishi Chemical Holdings Corp.	35,500	227,045
Mitsubishi Corp.	54,200	1,047,343
Mitsubishi Electric Corp.	92,800	809,337
Mitsubishi Estate Co., Ltd.	89,000	2,130,734
Mitsubishi Heavy Industries, Ltd.	156,400	698,053
Mitsubishi Logistics Corp.	3,000	49,096
Mitsubishi Materials Corp.	82,000	323,218
Mitsubishi Rayon Co., Ltd.	19,000	119,892
Mitsubishi Securities Co., Ltd.	20,000	244,538
Mitsubishi UFJ Financial Group, Inc.	335	4,210,594
Mitsui & Co., Ltd.	65,600	895,756
Mitsui Chemicals, Inc.	21,000	144,184
Mitsui Fudosan Co., Ltd.	64,000	1,575,991
Mitsui Mining & Smelting Co., Ltd.	46,000	222,616
Mitsui O.S.K. Lines, Ltd.	5,000	41,683
Mitsui Sumitomo Insurance Co., Ltd.	48,000	597,153
Mitsui Trust Holdings, Inc.	28,518	335,764
Mitsukoshi, Ltd.	15,000	76,953
Mizuho Financial Group, Inc.	409	3,185,832
Murata Manufacturing Co., Ltd.	9,800	685,426
NamCo Bandai Holdings, Inc.	3,000	47,685
NEC Corp.	97,800	503,404
NEC Electronics Corp.	2,000	63,956
Net One Systems Co., Ltd.	33	50,507
NGK Insulators, Ltd.	17,400	236,106
NGK Spark Plug Co., Ltd.	10,000	210,765
Nidec Corp.	5,000	382,626
Nikko Cordial Corp.	61,500	736,706
Nikon Corp.	12,000	246,762
Nintendo Co., Ltd.	5,400	1,104,425
Nippon Building Fund, Inc.	32	344,748
Nippon Electric Glass Co., Ltd.	9,000	193,921
Nippon Express Co., Ltd.	35,400	191,597
Nippon Meat Packers, Inc.	12,400	137,089
Nippon Mining Holdings, Inc.	21,000	156,932
Nippon Oil Corp.	68,200	507,323
Nippon Paper Group, Inc.	32	114,642

Nippon Sheet Glass Co., Ltd.	18,000	80,800
Nippon Steel Corp.	220,000	895,387
Nippon Telegraph and Telephone Corp.	128	644,624
Nippon Yusen Kabushiki Kaisha	50,000	324,484
Nishi-Nippon City Bank, Ltd.	28,000	132,872
Nishimatsu Construction Co., Ltd.	1,000	3,454
Nissan Chemical Industries, Ltd.	7,000	90,197
Nissan Motor Co., Ltd.	126,200	1,511,746
Nisshin Seifun Group, Inc.	6,500	68,248
Nisshinbo Industries, Inc.	2,000	20,315
Nissin Food Products Co., Ltd.	3,200	96,584
Nitto Denko Corp.	9,400	536,087
Nomura Holdings, Inc.	145,900	2,576,063
Nomura Research Institute, Ltd.	1,200	175,042
NSK, Ltd.	31,000	259,758
NTN Corp.	22,000	181,147
NTT Data Corp.	69	343,953
NTT DoCoMo, Inc.	167	255,594
Obayashi Corp.	38,000	249,207
Obic Co, Ltd.	400	84,887
OJI Paper Co., Ltd.	44,800	237,493
Oki Electric Industry Co., Ltd.	25,000	58,997
Okumura Corp.	11,000	55,585
Olympus Corp.	5,000	159,036
Omron Corp.	9,800	253,055
Onward Kashiyama Co., Ltd.	6,000	82,288
ORACLE Corp.	1,800	83,878
Oriental Land Co., Ltd.	3,000	169,809
Osaka Gas Co., Ltd.	99,200	357,936
Pioneer Corp.	6,751	107,423
Promise Co., Ltd.	1,200	43,401
Resona Holdings, Inc.†	199	605,737
Ricoh Co., Ltd.	28,000	553,033
Rohm Co., Ltd.	6,500	598,008
Sanken Electric Co., Ltd.	7,000	81,878
Sanyo Electric Co., Ltd.	71,000	135,984
Sapporo Holdings, Ltd.	8,000	41,041
SBI E Trade Securi	92	96,755
Secom Co., Ltd.	6,000	300,115
Seiko Epson Corp.	4,900	123,804
Sekisui Chemical Co., Ltd.	20,000	176,820
Sekisui House, Ltd.	42,400	670,323
Seven & I Holdings Co., Ltd.	32,300	1,035,655
Sharp Corp.	37,800	673,875
Shimachu Co., Ltd.	2,400	68,744
Shimamura Co., Ltd.	900	97,345
Shimano, Inc.	4,700	131,008
Shimizu Corp.	40,000	237,356
Shin-Etsu Chemical Co., Ltd.	17,448	1,144,253
Shinko Securities Co., Ltd.	18,000	69,719
Shinsei Bank, Ltd.	50,000	288,573
Shionogi & Co., Ltd.	16,000	320,807
Shiseido Co., Ltd.	14,600	284,622
Showa Denko	26,000	113,377
Showa Shell Sekiyu	8,000	89,675
SMC Corp.	2,900	396,238
Softbank Corp.	40,400	884,306
Sompo Japan Insurance, Inc.	34,000	452,345
Sony Corp.	31,847	1,320,661
Stanley Electric Co., Ltd.	3,100	61,494
Sumitomo Bakelite Co., Ltd.	6,000	45,505
Sumitomo Chemical Co., Ltd.	55,400	395,054
Sumitomo Corp.	40,400	531,274
Sumitomo Electric Industries, Ltd.	29,200	413,451
Sumitomo Heavy Industries, Ltd.	19,000	162,781
Sumitomo Metal Industries, Ltd.	131,000	492,839
Sumitomo Metal Mining Co., Ltd.	43,400	570,354
Sumitomo Mitsui Financial Group, Inc.	254	2,779,873
Sumitomo Realty & Development Co., Ltd.	38,000	1,260,656
T&D Holdings, Inc.	9,150	668,911
Taiheiyo Cement Corp.	26,000	104,485
Taisei Corp.	55,000	187,166
Taisho Pharmaceutical Co., Ltd.	10,412	186,954
Taiyo Yuden Co., Ltd.	4,000	61,631
Takara Holdings, Inc.	5,000	31,251
Takashimaya Co., Ltd.	16,000	235,031
Takeda Pharmaceutical Co., Ltd.	47,201	3,030,905
Takefuji Corp.†	1,490	54,017
TDK Corp.	5,200	406,823
Teijin, Ltd.	35,800	199,884
Terumo Corp.	8,300	335,676
The 77 Bank, Ltd.	17,000	111,778
The Bank of Yokohama, Ltd.	60,000	463,768
The Chiba Bank, Ltd.	35,000	313,625
The Joyo Bank, Ltd.	38,000	221,914
The Kansai Electric Power Co., Inc.	34,300	809,440
The Shizuoka Bank, Ltd.	30,000	320,636
The Sumitomo Trust & Banking Co., Ltd.	62,000	666,889
The Tokyo Electric Power Co., Inc.	49,900	1,450,643
THK Co., Ltd.	1,700	43,243
TIS, Inc.	1,602	35,545
Tobu Railway Co., Ltd.	36,200	178,284
Toho Co., Ltd.	3,000	56,688
Tohoku Electric Power Co., Inc.	19,900	440,691
Tokyo Broadcasting System, Inc.	4,000	92,001
Tokyo Electron, Ltd.	9,900	739,823
Tokyo Gas Co., Ltd.	104,400	532,913
Tokyo Tatemono Co., Ltd.	14,000	167,107
Tokyu Corp.	41,000	277,645
TonenGeneral Sekiyu KK	14,000	133,350
Toppan Printing Co., Ltd.	17,200	188,537
Toray Industries, Inc.	49,100	353,908
Toshiba Corp.	147,000	930,101
Tosoh Corp.	19,000	80,416
Toto, Ltd.	22,200	219,808
Toyo Seikan Kaisha, Ltd.	8,000	155,273
Toyobo Co., Ltd.	3,000	7,926
Toyoda Gosei Co., Ltd.	600	13,928
Toyota Industries Corp.	4,150	180,967
Toyota Motor Corp.	137,100	8,123,663
Trend Micro, Inc.	5,500	176,350
Uni-Charm Corp.	1,500	83,494
Uniden Corp.	3,000	28,857
UNY Co., Ltd.	5,000	62,802
Ushio, Inc.	2,000	41,640
USS Co, Ltd.	1,000	63,443
Wacoal Corp.	3,000	36,270
West Japan Railway Co.	15	64,127
Yahoo Japan Corp.	830	322,902
Yakult Honsha Co., Ltd.	4,000	107,392
Yamada Denki Co., Ltd.	4,600	457,817
Yamaha Corp.	5,000	106,879
Yamaha Motor Co., Ltd.	2,000	54,722
Yamato Transport Co., Ltd.	12,000	187,354
Yamazaki Baking Co., Ltd.	4,000	41,486
Yokogawa Electric Corp.	9,800	134,488

		116,947,081

KOREA (SOUTH) — 0.3%

Samsung Electronics Co., Ltd.	2,163	1,402,593

MEXICO — 0.9%

Alfa SA, Class A	12,000	66,723
America Movil SA de CV	640,000	1,372,249
Cemex SA de CV	206,000	634,957
Coca-Cola Femsa SA de CV, Series L	4,000	13,817
Corporacion GEO SA de CV, Series B	13,000	59,603
Fomento Economico Mexicano, SA de CV	23,000	222,795
Grupo Carso SA de CV, Series A1	26,000	87,514
Grupo Financiero Banorte SA de CV	46,000	166,808
Grupo Mexico SA de CV, Class B	38,000	132,851
Grupo Modelo SA de CV, Series C	20,000	96,700
Grupo Televisa SA	75,000	370,924
Kimberly-Clark de Mexico SA de CV, Class A	18,000	75,298
Telefonos de Mexico SA de CV	430,000	568,141
Urbi, Desarrollos Urbanos, SA de CV	6,000	18,304
Wal-Mart de Mexico SA de CV, Series V†	130,000	452,073

		4,338,757

NETHERLANDS — 2.9%

ABN Amro Holding NV	67,358	1,964,392
Aegon NV	71,373	1,312,655
Akzo Nobel NV	9,159	513,642
Corio NV	2,558	185,766
Euronext NV	3,052	305,778
European Aeronautic Defense and Space Co.	7,939	215,317
Hagemeyer NV†	2,229	11,436
Heineken NV	17,551	795,436
ING Groep NV	65,319	2,893,655
James Hardie Industries NV	21,511	131,091
Koninklijke (Royal) KPN NV	53,960	721,060
Koninklijke (Royal) Philips Electronics NV	27,193	949,915
Koninklijke DSM DV	5,018	228,704
Mittal Steel Co NV	17,913	769,318
Oce NV	2,867	43,800
Qiagen NV†	7,643	120,666
Reed Elsevier NV	12,657	217,596
Rodamco Europe NV	2,100	242,963
Royal Numico NV	6,621	296,017
TPG NV	21,028	809,435
Unilever NV	46,164	1,138,317
Wereldhave NV	1,042	119,492
Wolters Kluwer NV	6,853	188,399

		14,174,850

NORWAY — 0.4%

DNB NOR ASA	9,448	123,721
Norsk Hydro ASA	22,335	513,372
Norske Skogindustrier ASA	6,000	94,541
Orkla ASA	5,900	302,363
Statoil ASA	18,800	475,259
Tandberg ASA	5,000	57,749
Tandberg Television ASA†	2,500	25,892
Telenor ASA	22,400	353,810
Yara International ASA	7,467	130,793

		2,077,500

POLAND — 0.5%

Agora	2,900	27,319
Bank BPH	700	200,485
Bank Pekao SA	6,200	418,359
Bank Zachodni WBK SA	2,000	136,274
Grupa Kety SA	100	6,487
Kghm Polska Miedz SA	10,000	361,309
Polski Koncern Naftowy SA	23,500	372,197
Powszechna Kasa Oszczednosci Bank Polski SA	29,400	371,059
Prokom Software SA	900	35,636
Telekomunikacja Polska SA	54,400	400,284

		2,329,409

PORTUGAL — 0.1%

Banco Comercial Portugues SA	55,624	181,032
Brisa-Auto Estradas de Portugal SA	13,263	146,593
Energias de Portugal SA	14,706	66,068
Portugal Telecom SGPS SA	20,599	256,595
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS SA	1,636	19,836

		670,124

RUSSIA — 0.9%

LUKOIL ADR	10,416	841,613
Mining & Metallurgical Co. Norilsk Nickel ADR	5,315	785,291
Mobile TeleSystems ADR	5,700	251,256
OAO Gazprom ADR OTC	30,403	1,287,871
OAO Gazprom ADR (Russia)	3,107	131,612
OAO Vimpel-Communications ADR	3,000	197,970
Polyus Gold Co. ADR	3,400	160,480
Surgutneftegaz ADR	4,700	297,510
Tatneft ADR†	2,100	190,680
Unified Energy System GDR	2,586	194,726

		4,339,009

SINGAPORE — 1.3%

Ascendas Real Estate Investment Trust	59,000	82,239
CapitaLand, Ltd.	72,000	252,055
CapitaMall Trust	52,000	86,511
Chartered Semiconductor Manufacturing, Ltd.†	84,000	64,209
City Developments, Ltd.	30,977	218,876
ComfortDelGro Corp., Ltd.	112,465	117,753
Cosco Corp. Singapore, Ltd.	49,000	60,432
Creative Technology, Ltd.	5,201	34,744
DBS Group Holdings, Ltd.	63,929	837,713
Fraser and Neave, Ltd.	80,000	228,160
Jardine Cycle & Carriage, Ltd.	11,025	87,815
K-REIT Asia	5,000	6,520
Keppel Corp., Ltd.	32,000	324,769
Keppel Land, Ltd.	21,000	74,191
Neptune Orient Lines, Ltd.	45,000	58,678
Overseas-Chinese Banking Corp., Ltd.	143,888	646,978
Parkway Holdings, Ltd.	37,000	65,834
SembCorp Industries, Ltd.	49,370	116,068
SembCorp Marine, Ltd.	33,000	72,495
Singapore Airlines, Ltd.	34,000	331,963
Singapore Exchange, Ltd.	45,997	132,956
Singapore Land, Ltd.	14,000	76,439
Singapore Post, Ltd.	90,000	57,811
Singapore Press Holdings, Ltd.	89,936	241,478
Singapore Technologies Engineering, Ltd.	79,472	151,103
Singapore Telecommunications, Ltd.	418,530	712,426
STATS ChipPAC, Ltd.†	81,000	51,249

United Overseas Bank, Ltd.	66,044	750,886
United Overseas Land, Ltd. (Singapore)	36,308	93,289
Venture Corp., Ltd.	15,506	142,430

		6,178,070

SPAIN — 2.7%

Abertis Infraestructuras SA	15,483	419,130
Acciona SA	859	151,295
Acerinox SA	6,743	158,352
ACS, Actividades de Construccion y Servicios SA	7,495	376,226
Altadis SA	16,621	795,502
Antena 3 de Television SA	1,528	33,114
Banco Bilbao Vizcaya Argentaria SA	77,639	1,874,795
Banco Popular Espanol SA	21,550	373,508
Banco Santander Central Hispano SA	123,369	2,135,101
Cintra Concesiones de Infraestructuras de Transporte SA†	6,915	105,996
Endesa SA	17,444	773,443
Fomento de Construcciones y Contratas SA	943	82,203
Gas Natural SDG, SA	23,519	934,138
Grupo Ferrovial SA	1,914	176,861
Iberdrola SA	14,887	683,060
Indra Sistemas SA	1,620	35,976
Industria de Diseno Textil SA	5,838	279,116
Metrovacesa SA	727	107,587
Repsol YPF, SA	24,644	817,781
Sacyr Vallehermoso SA	2,122	108,495
Sociedad General de Aguas de Barcelona SA, Class A	5,788	203,222
Telefonica SA	129,422	2,494,237
Union Fenosa SA	3,515	178,550

		13,297,688

SWEDEN — 1.7%

Alfa Laval AB	600	22,222
Assa Abloy AB, Class B	9,773	188,088
Atlas Copco AB, Class A	10,755	314,204
Atlas Copco AB, Class B	7,155	204,078
Electrolux AB, Class B	6,100	111,698
Eniro AB	3,200	38,325
Fabege AB	1,300	30,329
Getinge AB, Class B	4,600	81,365
Hennes & Mauritz AB, Class B	9,600	414,045
Holmen AB, Class B	1,750	77,052
Husqvarna AB, Class B	6,100	74,747
Modern Times Group AB	1,000	57,599
Nordea Bank AB	92,626	1,276,070
Sandvik AB	30,270	369,867
Scania AB, Class B	3,000	205,403
Skandinaviska Enskilda Banken AB, Class A	14,677	410,494
Skanska AB, Class B	11,413	203,454
SKF AB, Class B	8,252	132,822
Ssab Svenskt Stal AB, Series A	6,150	130,708
Svenska Cellulosa AB, Class B	6,477	297,287
Svenska Handelsbanken, Class A	25,410	657,907
Swedish Match AB	8,700	139,130
Tele2 AB, Class B	4,400	46,300
Telefonaktiebolaget LM Ericsson, Class B	482,314	1,829,780
TeliaSonera AB	46,389	337,204
Volvo AB, Class A	3,065	197,758
Volvo AB, Class B	6,415	401,026
Wihlborgs Fastigheter AB	520	9,216

		8,258,178

SWITZERLAND — 5.5%

ABB, Ltd.†	61,297	911,535
Ciba Specialty Chemicals AG	2,430	148,744
Clariant AG†	8,196	113,316
Compagnie Financiere Richemont AG	13,491	667,474
Credit Suisse Group	30,188	1,819,943
Geberit AG	141	183,723
Givaudan SA	248	205,329
Holcim, Ltd.	7,202	620,019
Kudelski SA†	1,372	42,294
Logitech International SA	5,908	155,292
Lonza Group AG	1,380	106,491
Nestle SA	17,342	5,924,481
Nobel Biocare Holding AG	1,055	288,756
Novartis AG	75,561	4,585,712
Roche Holding AG	22,725	3,976,715
Schindler Holding AG	3,010	172,874
Serono SA, Class B	180	157,277
Straumann AG	483	109,777
Swatch Group AG	1,614	64,480
Swatch Group AG, Class B	868	171,291
Swiss Re	2,901	237,854
Swisscom AG	648	226,322
Syngenta AG†	3,872	625,284
UBS AG	86,782	5,182,993
Zurich Financial Services AG†	2,073	512,397

		27,210,373

THAILAND — 0.0%

Advance Agro Public Co., Ltd.†	660	549
CMIC Finance & Securities PLC, Class F†	6,700	0
Finance One PCL†	37,700	0
General Finance & Securities PCL†	7,650	0
Univest Land PCL†	22,500	0

		549

TURKEY — 0.8%

Akbank TAS	99,019	563,978
Anadolu Efes Biracilik ve Malt Sanayii AS	2,284	62,693
Arcelik AS	19,421	124,609
Dogan Sirketler Gruby Holding AS	42,026	180,245
Dogan Yayin Holding†	25,997	99,903
Eregli Demir ve Celik Fabrikalari TAS	45,474	262,125
Ford Otomotiv Sanayi AS	11,817	83,524
Haci Omer Sabanci Holdings AS	71,032	299,775
Hurriyet Gazetecilik ve Matbaacilik AS	14,771	42,369
Koc Holding AS	37,264	144,479
Migros Turk TAS	15,676	180,722
Trakya Cam Sanayii AS	6,320	17,695
Tupras-Turkiye Petrol Rafinerileri AS	13,983	232,210
Turk Hava Yollari Anonim Ortakligi	5,130	23,058
Turk Sise ve Cam Fabrikalari AS	14,628	56,715
Turkcell Iletisim Hizmetleri AS	56,061	301,993
Turkiye Garanti Bankasi AS	123,142	452,091
Turkiye Is Bankasi, Class C	86,243	559,270
Yapi Ve Kredi Bankasi AS	104,097	200,015

		3,887,469

UNITED KINGDOM — 18.3%

3i Group PLC	6,673	122,199
Aegis Group PLC	22,662	57,819

Alliance Boots PLC	18,649	288,148
AMEC PLC	8,935	63,574
American Physicians Capital, Inc.	49,512	1,349,641
Amvescap PLC	9,813	112,219
Anglo American PLC	56,723	2,557,893
Arriva PLC	5,793	79,011
AstraZeneca PLC (London)	61,424	3,629,904
Aviva PLC	98,918	1,462,355
BAE Systems PLC	111,360	891,121
Balfour Beatty PLC	17,453	134,918
Barclays PLC	211,524	2,854,708
Barratt Developments PLC	5,027	103,852
BBA Group PLC	20,736	106,007
Bellway PLC	2,254	57,916
BG Group PLC	113,443	1,505,048
BHP Billiton PLC	105,019	2,025,325
Biffa PLC	18,596	94,535
BP PLC	662,479	7,367,435
Brambles Industries PLC	4,581	43,124
Britannic Group PLC	1,256	14,902
British Airways PLC†	21,358	187,207
British Land Co. PLC	11,233	320,341
British Sky Broadcasting Group PLC	22,914	237,124
BT Group PLC	269,983	1,433,003
Bunzl PLC	12,748	168,520
Burberry Group PLC	5,860	62,486
Cadbury Schweppes PLC	68,478	689,048
Capita Group PLC	4,183	43,008
Carnival PLC	7,549	368,498
Centrica PLC	98,654	623,371
Close Brothers Group PLC	823	15,236
Cobham PLC	37,226	136,518
Compass Group PLC	91,054	487,200
Corus Group PLC	30,278	270,013
Daily Mail & General Trust	6,452	82,583
Diageo PLC	112,146	2,075,062
DSG International PLC	38,827	161,090
Electrocomponents PLC	21,346	117,473
Emap PLC	4,494	67,209
EMI Group PLC†	16,996	87,374
Enterprise Inns PLC	15,513	319,000
Experian Group, Ltd.†	16,524	181,872
FirstGroup PLC	16,099	164,987
FKI PLC	5,356	9,783
Friends Provident PLC	75,864	299,559
George Wimpey PLC	8,221	82,487
GKN PLC	14,066	81,971
GlaxoSmithKline PLC	217,223	5,801,088
Group 4 Securicor	7,209	24,065
Hammerson PLC	6,173	158,613
Hanson PLC	24,530	339,945
Hays PLC	10,072	28,579
HBOS PLC	122,305	2,536,001
Home Retail Group†	16,524	126,397
HSBC Holdings PLC	348,703	6,611,770
ICAP PLC	3,069	29,798
IMI PLC	13,968	140,417
Imperial Chemical Industries PLC	40,437	313,749
Imperial Tobacco Group PLC	21,000	743,887
Intercontinental Hotels Group PLC	17,973	345,929
International Power PLC†	9,315	59,481
Invensys PLC	7,447	32,460
J Sainsbury PLC	36,918	275,882
Johnson Matthey PLC	7,491	205,054
Kelda Group PLC	21,199	350,194
Kesa Electricals PLC	5,229	34,986
Kingfisher PLC	23,473	117,873
Ladbrokes PLC	24,797	193,227
Land Securities Group PLC	10,049	401,781
Legal & General Group PLC	251,860	694,229
Liberty International PLC	5,377	137,853
Lloyds TSB Group PLC	205,941	2,197,954
LogicaCMG PLC	28,752	90,770
London Stock Exchange Group PLC	1,357	32,667
Man Group PLC	21,318	198,446
Marks & Spencer Group PLC	33,625	421,088
Meggitt PLC	16,820	107,324
MFI Furniture Group PLC	5,150	9,922
Misys PLC	15,944	61,968
Mitchells & Butlers PLC	19,229	218,614
National Express Group PLC	5,132	95,448
National Grid PLC	119,038	1,521,374
Next PLC	5,284	189,494
Pearson PLC	16,488	243,279
Persimmon PLC	5,658	144,085
Provident Financial PLC	1,615	19,085
Prudential PLC	72,652	890,423
Punch Taverns PLC	11,099	217,859
Reckitt Benckiser PLC	34,465	1,499,613
Reed Elsevier, PLC	26,024	296,363
Rentokil Initial PLC	11,447	33,081
Reuters Group PLC	30,563	260,749
Rexam PLC	18,985	213,848
Rio Tinto PLC	43,771	2,414,685
Rolls Royce Group Class B	2,293,786	4,376
Rolls-Royce Group PLC†	62,501	560,053
Royal & Sun Alliance Insurance Group PLC	104,225	293,251
Royal Bank of Scotland Group PLC	93,749	3,340,559
Royal Dutch Shell PLC, Class A	126,311	4,380,369
Royal Dutch Shell PLC, Class B	88,249	3,161,412
SABMiller PLC	15,100	292,072
Sage Group PLC	52,811	241,775
Schroders PLC	786	14,858
Scottish & Newcastle PLC	5,078	54,632
Scottish and Southern Energy PLC	37,366	936,586
Scottish Power PLC	64,479	803,784
Serco Group PLC	2,930	19,841
Severn Trent PLC	12,397	330,124
Signet Group PLC	31,223	71,322
Slough Estates PLC	8,863	116,064
Smith & Nephew PLC	24,685	241,207
Smiths Group PLC	18,994	342,755
Stagecoach Group PLC	23,616	62,843
Tate & Lyle PLC	23,753	357,043
Taylor Woodrow PLC	12,296	85,318
Tesco PLC	209,570	1,573,075
The Berkeley Group Holdings PLC	2,361	64,854
Tomkins PLC	31,103	144,173
Unilever PLC	45,058	1,118,214
United Business Media PLC	5,845	77,378
United Utilities PLC	8,032	109,318
Vodafone Group PLC	1,732,805	4,462,304
Whitbread PLC	9,623	257,172
William Hill PLC	18,000	223,527
Wolseley PLC	20,113	475,361
WPP Group PLC	20,186	258,566
Xstrata PLC	10,174	434,726
Yell Group PLC	13,094	155,610

		89,839,596

UNITED STATES — 0.1%
Synthes, Inc.		2,249	255,081

TOTAL COMMON STOCK (cost $296,891,645)			418,498,853

Preferred Stock — 1.3%

BRAZIL — 1.2%

Aracruz Celulose SA, Class B		18,993	104,654
Banco Bradesco SA		19,000	675,092
Banco Itau Holding Financeira SA		18,890	621,875
Brasil Telecom Participacoes SA		10,530	70,066
Centrais Eletricas Brasileiras SA, Class B		5,002	100,211
Companhia De Bebidas Das Americas		7,436	326,394
Companhia Energetica de Minas Gerais		4,408	190,213
Companhia Vale do Rio Doce, Class A		55,526	1,196,344
Contax Participacoes SA		8,931	7,215
Embratel Participacoes SA		4,099	13,359
Gerdau SA		14,750	216,274
Klabin SA		19,500	42,069
Petroleo Brasileiro SA		99,000	1,987,859
Sadia SA		22,000	64,926
Tele Norte Leste Participacoes SA		12,033	175,592
Telesp Celular Participacoes SA		14,412	49,532
Usinas Siderurgicas de Minas Gerais SA, Class A		3,700	125,781
Votorantim Celulose e Papel SA		3,853	71,015

			6,038,471

GERMANY — 0.1%

RWE AG		2,037	180,817
Volkswagen AG		5,233	345,632

			526,449

RUSSIA— 0.0%

Surgutneftegaz ADR		2,200	195,800

TOTAL PREFERRED STOCK (cost $4,711,486)			6,760,720

Rights — 0.0%

BRAZIL — 0.0%

Banco Bradesco SA Expires 12/07/06		422	4,130

SPAIN — 0.0%

Sociedad General de Aguas de Barcelona SA Expires 11/14/06		5,788	1,921

UNITED KINGDOM — 0.0%

Meinl European Land, Ltd. Expires 11/08/06		7,240	113

Total Rights (cost $0)			6,164

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $301,603,131)			425,265,737

Repurchase Agreement — 10.4%

Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 10/31/06, to be repurchased 11/01/06 in the amount of $51,177,264 and collateralized by $51,300,000 of Federal Home Loan Bank Notes, bearing interest at 5.13%, due 08/14/13 and having an approximate value of $52,197,750 (cost $51,173,000)		$51,173,000	51,173,000

TOTAL INVESTMENTS (cost $352,776,131) @	97.0%		476,438,737
Other assets less liabilities	3.0		14,838,504

NET ASSETS —	100.0%		$491,277,241

†	Non-income producing security

@	See Note 4 for cost of investments on a tax basis.
ADR	American Depository Receipt
GDR	Global Depository Receipt

Open Futures Contracts
				Value as of	Unrealized
Number of		Expiration	Value at	October 31,	Appreciation
Contracts	Description	Date	Trade Date	2006	(Depreciation)

216 Long	CAC 40 Index	November 2006	$14,734,958	$14,771,556	$36,598
17 Long	Dow Jones Euro STOXX 50	December 2006	830,457	870,522	40,065
	Financial Times Stock
59 Long	Exch.100 Index	December 2006	6,662,649	6,909,766	247,117
12 Long	German Stock Index	December 2006	2,281,402	2,409,813	128,411
41 Long	Hang Seng Index	November 2006	4,852,892	4,832,364	(20,528)
14 Long	IBEX 35 Index	November 2006	2,400,955	2,450,898	49,943
33 Long	Nikkei Index	December 2006	4,531,788	4,605,437	73,649
171 Long	OMXS30 Index	November 2006	2,604,402	2,575,158	(29,244)
9 Long	S&P Milan Index	December 2006	2,271,630	2,274,341	2,711
151 Long	Toyko Price Index	December 2006	21,217,718	20,796,251	(421,467)

					$107,255

Open Forward Foreign Currency Contracts
Contract to			In Exchange	Delivery	Gross Unrealized
Deliver			For	Date	Appreciation

HKD	87,964,942	USD	11,344,899	11/16/2006	$26,985
* JPY	3,109,907,316	USD	26,997,569	11/16/2006	344,672
* USD	6,106,373	AUD	8,057,495	11/16/2006	130,368
* USD	18,395,906	EUR	14,423,326	12/14/2006	56,006
* USD	34,695,015	GBP	18,317,150	12/14/2006	258,383
* USD	20,384,439	JPY	2,374,465,919	12/14/2006	46,314
USD	2,143,275	SEK	15,538,278	12/14/2006	14,763
* USD	184,327	SGD	290,087	11/16/2006	2,157

					$879,647

Contract to			In Exchange	Delivery	Gross Unrealized
Deliver			For	Date	Depreciation

* AUD	847,900	USD	642,411	11/16/2006	$(13,888)
* EUR	184,690	USD	235,000	11/16/2006	(937)
* EUR	19,700,776	USD	25,181,481	12/14/2006	(21,928)
* GBP	3,349,133	USD	6,284,597	12/14/2006	(106,331)
* JPY	1,334,524,617	USD	11,451,225	12/14/2006	(31,501)
* SGD	290,087	USD	184,986	11/16/2006	(1,498)
USD	2,282,894	CHF	2,805,580	11/16/2006	(23,876)
* USD	26,844,132	EUR	20,965,590	11/16/2006	(61,152)
* USD	13,093,889	JPY	1,508,889,607	11/16/2006	(162,224)

					(423,336)

Net Unrealized Appreciation (Depreciation)					$456,312

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD — Australian Dollar	GBP — British Pound	SEK — Swedish Krona
CHF — Swiss Franc	HKD — Hong Kong Dollar	SGD — Singapore Dollar
EUR — Euro Dollar	JPY — Japanese Yen	USD — United States Dollar

Industry Allocation*

Banks-Commercial	15.1%
Repurchase Agreement	10.4%
Medical-Drugs	5.9%
Oil Companies-Integrated	5.7%
Auto-Cars/Light Trucks	3.6%
Electric-Integrated	3.3%
Insurance-Multi-line	2.8%
Finance-Investment Banker/Broker	2.8%
Telephone-Integrated	2.3%
Food-Misc.	2.1%
Diversified Minerals	2.1%
Real Estate Operations & Development	1.8%
Chemicals-Diversified	1.7%
Cellular Telecom	1.6%
Diversified Manufactured Operations	1.3%
Steel-Producers	1.3%
Metal-Diversified	1.2%
Electronic Components-Misc.	1.1%
Oil Companies-Exploration & Production	1.0%
Brewery	0.9%
Tobacco	0.9%
Diversified Operations	0.8%
Electric Products-Misc.	0.8%
Audio/Video Products	0.7%
Food-Retail	0.7%
Import/Export	0.7%
Office Automation & Equipment	0.7%
Real Estate Management/Services	0.7%
Wireless Equipment	0.7%
Building Products-Cement	0.6%
Gas-Distribution	0.6%
Insurance-Property/Casualty	0.6%
Transport-Rail	0.6%
Enterprise Software/Service	0.5%
Finance-Other Services	0.5%
Insurance-Life/Health	0.5%
Insurance-Reinsurance	0.5%
Machinery-General Industrial	0.5%
Multimedia	0.5%
Real Estate Investment Trusts	0.5%
Telecom Services	0.5%
Water	0.5%
Beverages-Wine/Spirits	0.4%
Building & Construction-Misc.	0.4%
Distribution/Wholesale	0.4%
Electronic Components-Semiconductors	0.4%
Machinery-Construction & Mining	0.4%
Medical Products	0.4%
Oil Refining & Marketing	0.4%
Paper & Related Products	0.4%
Photo Equipment & Supplies	0.4%
Retail-Major Department Stores	0.4%
Retail-Misc./Diversified	0.4%
Rubber-Tires	0.4%
Soap & Cleaning Preparation	0.4%
Transport-Services	0.4%
Aerospace/Defense	0.3%
Auto/Truck Parts & Equipment-Original	0.3%
Building & Construction Products-Misc.	0.3%
Cosmetics & Toiletries	0.3%
Electric-Distribution	0.3%
Engineering/R&D Services	0.3%
Machinery-Electrical	0.3%
Retail-Apparel/Shoe	0.3%
Retail-Pubs	0.3%
Airlines	0.2%
Athletic Footwear	0.2%
Auto-Heavy Duty Trucks	0.2%
Building-Heavy Construction	0.2%
Building-Residential/Commerical	0.2%
Chemicals-Specialty	0.2%
Electronic Measurement Instruments	0.2%
Food-Catering	0.2%
Hotels/Motels	0.2%
Industrial Gases	0.2%
Internet Incubators	0.2%
Semiconductor Equipment	0.2%
Textile-Products	0.2%
Toys	0.2%
Advertising Services	0.1%
Applications Software	0.1%
Banks-Mortgage	0.1%
Banks-Special Purpose	0.1%
Broadcast Services/Program	0.1%
Building Products-Air & Heating	0.1%
Building Products-Doors & Windows	0.1%
Circuit Boards	0.1%
Computers-Integrated Systems	0.1%
Computers-Memory Devices	0.1%
Containers-Paper/Plastic	0.1%
Cruise Lines	0.1%
Dialysis Centers	0.1%
Diversified Financial Services	0.1%
Electronic Connectors	0.1%
Electronic Security Devices	0.1%
Food-Wholesale/Distribution	0.1%
Gambling (Non-Hotel)	0.1%
Home Decoration Products	0.1%
Machine Tools & Related Products	0.1%
Machinery-Farming	0.1%
Metal Processors & Fabrication	0.1%
Metal-Aluminum	0.1%
Mining	0.1%
Networking Products	0.1%
Non-Ferrous Metals	0.1%
Printing-Commercial	0.1%
Public Thoroughfares	0.1%
Publishing-Books	0.1%
Publishing-Newspapers	0.1%
Retail-Consumer Electronics	0.1%
Retail-Drug Store	0.1%
Retail-Hypermarkets	0.1%
Retail-Jewelry	0.1%
Retail-Restaurants	0.1%
Sugar	0.1%
Telecommunication Equipment	0.1%
Television	0.1%
Transport-Marine	0.1%
Transport-Truck	0.1%
Travel Services	0.1%
Web Portals/ISP	0.1%
Wire & Cable Products	0.1%

97.0%

*	Calculated as a percentage of net assets.

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
EMERGING MARKETS PORTFOLIO
Putnam Investment Management, LLC
Portfolio of Investments — October 31, 2006
(unaudited)

	Shares/
Common Stock — 86.8%	Principal Amount	Value (Note 1)

BRAZIL — 7.2%

Banco Nossa Caixa SA	69,700	$1,635,501
Brascan Residential Properties SA†*(2)	146,350	1,172,030
Companhia Vale do Rio Doce ADR	152,445	3,878,201
CPFL Energia SA	1	12
Lupatech SA†	119,943	1,299,406
Petroleo Brasileiro SA ADR	49,722	4,413,325
Terna Participacoes SA†*(2)	106,450	1,122,410
Unibanco — Uniao de Bancos Brasileiros SA ADR	54,690	4,306,837

		17,827,722

CAYMAN ISLANDS — 0.9%

Himax Technologies, Inc. ADR†	343,090	2,185,483

CHINA — 3.5%

China Petroleum & Chemical Corp.	6,408,000	4,432,834
China Shenhua Energy Co., Ltd.	1,292,000	2,269,290
Industrial & Commercial Bank of China†*(2)	1,385,000	619,735
Shanghai Prime Machinery Co., Ltd.†*(2)	4,044,000	1,310,353

		8,632,212

EGYPT — 1.6%

Commercial International Bank	189,574	1,722,198
Orascom Construction Industries	51,469	2,226,135

		3,948,333

HONG KONG — 4.0%

China Mobile Hong Kong, Ltd.	307,000	2,506,622
China Netcom Group Corp Hong Kong, Ltd.†	2,318,000	4,119,061
China Resources Power Holdings Co.	1,262,000	1,595,106
China Unicom, Ltd.	1,554,000	1,728,398

		9,949,187

HUNGARY — 0.8%

MOL Hungarian Oil and Gas Nyrt	18,870	1,876,130

INDIA — 1.8%

Bharat Heavy Electricals	22,183	1,189,941
IVRCL Infrastructures & Projects, Ltd.	100,390	634,934
Satyam Computer Services, Ltd.	271,268	2,638,583

		4,463,458

ISRAEL — 2.0%

ECI Telecom, Ltd.†	46,200	342,804
Teva Pharmaceutical Industries, Ltd. ADR.	135,317	4,461,401

		4,804,205

KOREA (SOUTH) — 17.3%

Daegu Bank	243,410	4,029,924
Daelim Industrial Co.	33,150	2,536,604
GS Engineering & Construction Corp.	36,090	2,807,532
GS Holdings Corp.	43,580	1,523,970
Hyundai Mipo Dockyard	13,360	1,772,353
Hyundai Mobis	24,470	2,389,217
Hyunjin Materials Co., Ltd.†	39,685	627,547
KCC Corp.	4,119	1,206,521
Kookmin Bank	39,012	3,101,087
Korea Zinc Co., Ltd.	15,480	1,708,591
Korean Air Lines Co., Ltd.	41,360	1,470,480
KT Freetel Co., Ltd.	48,010	1,472,528
Lotte Shopping Co., Ltd.	4,642	1,758,763
POSCO	15,988	4,437,105
POSCO ADR	15,100	1,064,852
Samsung Electronics Co., Ltd.	11,493	7,452,611
Shinhan Financial Group Co., Ltd.	67,090	3,093,723

		42,453,408

LUXEMBOURG — 1.0%

Tenaris SA ADR	63,100	2,435,029

MALAYSIA — 3.3%

Genting Bhd	264,000	1,933,470
Public Bank BHD	1,657,200	3,130,645
Public Bank BHD (Kuala Lumpur Market)	463,900	870,011
SP Setia Bhd	2,120,100	2,275,371

		8,209,497

MEXICO — 4.3%

America Movil SA de CV, Series L ADR	40,274	1,726,547
Axtel SA de CV†*(2)	1,865,884	3,990,305
Grupo Financiero Banorte SA de CV	513,000	1,860,268
Grupo Mexico SA de CV, Class B	881,800	3,082,844

		10,659,964

PHILIPPINES — 3.5%

Ayala Land, Inc.	5,548,000	1,697,572
First Philippine Holdings Corp.	1,582,950	1,667,433
Globe Telecom, Inc.	83,490	1,876,180
Robinsons Land Corp.*(2)	4,484,970	1,304,817
Universal Robina Corp.*(2)	4,976,690	2,146,847

		8,692,849

RUSSIA — 11.8%

Comstar United Telesystems GDR†*(2)	86,658	602,273
LUKOIL	47,637	3,853,834
LUKOIL ADR	58,041	4,689,713
Mobile TeleSystems ADR	80,500	3,548,440
Novolipetsk Steel GDR	104,038	2,184,798
OAO Gazprom	293,828	3,085,194
OAO Gazprom ADR	220,259	9,330,171
Tatneft ADR†	15,294	1,388,695
TMK OAO GDR†*(2)	11,015	278,128

		28,961,246

SOUTH AFRICA — 8.3%

Aveng, Ltd.	852,066	3,608,954

Barloworld, Ltd.		85,739	1,659,900
Ellerine Holdings, Ltd.		214,033	2,057,158
Gold Fields, Ltd.		16,112	266,847
Gold Fields, Ltd. ADR		117,000	1,960,920
Reunert, Ltd.		443,042	4,751,443
Sasol, Ltd.		126,809	4,351,918
Telkom SA, Ltd.		100,092	1,858,012

			20,515,152

TAIWAN — 10.5%

China Steel Corp.		2,718,945	2,403,216
D-Link Corp.		1,371,000	1,522,990
Far EasTone Telecommunications Co., Ltd.		1,061,000	1,212,116
Greatek Electronics, Inc.		1,460,605	1,655,462
Hon Hai Precision Industry Co., Ltd.		458,068	2,967,716
Lite-On Technology Corp.		928,281	1,121,891
MediaTek, Inc.		206,000	2,009,681
Mitac International		1,961,000	2,051,644
Novatek Microelectronics Corp., Ltd.		253,000	1,197,971
Siliconware Precision Industries Co.		776,385	984,996
Taiwan Semiconductor Manufacturing Co., Ltd.		798,989	1,465,263
United Microelectronics Corp.		4,778,636	2,664,974
Wan Hai Lines, Ltd.		184,099	101,286
Wistron Corp.		2,442,588	2,827,197
Yageo Corp.†		4,111,000	1,507,830

			25,694,233

THAILAND — 4.4%

Italian-Thai Development PCL NVDR		9,914,800	1,675,550
Kasikornbank PCL (Foreign Shares)		406,000	796,783
Krung Thai Bank Public Co., Ltd. (Foreign Shares)		9,137,422	3,262,698
Krung Thai Bank Public Co., Ltd. NVDR		1,002,200	355,124
LPN Development PCL NVDR		12,065,300	1,742,994
Thai Airways International PCL (Foreign Shares)		926,000	1,211,530
Thai Beverage PCL*(2)		8,892,000	1,656,398

			10,701,077

UNITED STATES — 0.6%

NII Holdings, Inc.†		22,051	1,433,977

TOTAL COMMON STOCK (cost $187,753,070)			213,443,162

Preferred Stock — 5.5%

BRAZIL — 5.0%

Companhia Energetica de Minas Gerais		611	26
Companhia Vale do Rio Doce ADR		113,750	2,470,650
Duratex SA		124,000	1,491,011
Petroleo Brasileiro SA ADR		68,925	5,580,168
Usinas Siderurgicas de Minas Gerais SA, Class A		78,890	2,681,855

			12,223,710

KOREA (SOUTH) — 0.5%

Samsung Electronics Co., Ltd.		2,653	1,286,730

TOTAL PREFERRED STOCK (cost $6,730,259)			13,510,440

Rights — 0.0%†

THAILAND — 0.0%

True Corp. PCL Expires 03/29/10 (1)		124,768	0

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $194,483,329)			226,953,602

Repurchase Agreement — 3.9%

Agreement with Bank of America NA, bearing interest at 5.27%, dated 10/31/06, to be repurchased 11/01/06 in the amount of $9,512,392 and collateralized by $9,050,000 of Federal Home Loan Mtg. Notes, bearing interest at 7.00%, due 03/15/10 and having an approximate value of $9,716,185 (cost $9,511,000)		$9,511,000	9,511,000

TOTAL INVESTMENTS (cost $203,994,329)@	96.2%		236,464,602
Other assets less liabilities	3.8		9,319,206

NET ASSETS	100.0%		$245,783,808

†	Non-income producing security

*	Securities exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At October 31, 2006, the aggregate value of these securities was $11,010,993 representing 4.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

@	See Note 4 for cost of investments on a tax basis.

(1)	Fair valued security; See Note 1

(2)	Illiquid security
ADR American Depository Receipt
GDR Global Depository Receipt
NVDR Non Voting Depository Receipt

Open Forward Foreign Currency Contracts
Contract to			In Exchange	Delivery	Gross Unrealized
Deliver			For	Date	Appreciation

* CLP	541,965,400	USD	1,008,871	08/01/2007	$20,894
ZAR	73,683,700	USD	9,353,335	08/01/2007	363,478
* ZAR	78,812,300	USD	10,168,017	08/01/2007	225,114
* USD	10,168,017	ZAR	78,812,300	08/01/2007	1,270,498

					$1,879,984

Contract to			In Exchange	Delivery	Gross Unrealized
Deliver			For	Date	(Depreciation)

* USD	1,001,784	CLP	541,965,400	08/01/2007	(27,981)

Net Unrealized Appreciation (Depreciation)					$1,852,003

*	Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.
CLP — Chilean Peso
ZAR — South African Rand
USD — United States Dollar

Total Return Swaps

	Notional Amount	Termination Date	Gross Unrealized Appreciation

Agreement with Morgan Stanley April 20, 2006 to receive quarterly the total return on MSCI India and pay quarterly the notational amount multiplied by the three month USD-LIBOR plus 4.00%(1)	$192,650	02/01/07	$43,222

Agreement with Morgan Stanley dated January 27, 2006 to receive quarterly the total return on MSCI India and pay quarterly the notational amount multiplied by the three month USD-LIBOR plus 4.00%(1)	3,429,897	02/01/07	911,628

Agreement with Morgan Stanley September 18, 2006 to receive quarterly the total return on MSCI India and pay quarterly the notational amount multiplied by the three month USD-LIBOR plus 4.25%(1)	2,544,032	09/21/07	261,679

Net Unrealized Appreciation			$1,216,529

Industry Allocation*

Oil Companies-Integrated	12.4%
Banks-Commercial	9.7
Cellular Telecom	5.5
Steel-Producers	5.3
Oil Companies-Exploration & Production	5.1
Electronic Components-Semiconductors	4.4
Semiconductors Components-Intergated Circuits	4.1
Telephone-Integrated	4.1
Repurchase Agreements	3.9
Electronic Components-Misc.	3.8
Building & Construction-Misc.	3.5
Real Estate Operations & Development	3.3
Diversified Minerals	2.6
Building-Heavy Construction	2.0
Computers	2.0
Non-Ferrous Metals	1.9
Medical-Generic Drugs	1.8
Diversified Financial Services	1.3
Diversified Operations	1.3
Airlines	1.1
Applications Software	1.1
Electric-Integrated	1.1
Auto/Truck Parts & Equipment-Original	1.0
Telecom Services	1.0
Coal	0.9
Food-Misc.	0.9
Metal-Iron	0.9
Mining	0.9
Casino Hotels	0.8
Finance-Other Services	0.8
Retail-Home Furnishings	0.8
Brewery	0.7
Retail-Major Department Stores	0.7
Shipbuilding	0.7
Building & Construction Products-Misc.	0.6
Electric-Generation	0.6
Networking Products	0.6
Coatings/Paint	0.5
Computers-Peripher Equipment	0.5
Machinery-General Industrial	0.5
Metal Processors & Fabrication	0.5
Power Converter/Supply Equipment	0.5
Engines-Internal Combustion	0.3
Steel Pipe & Tube	0.1
Telecommunication Equipment	0.1

96.2%

*	Calculated as a percentage of net assets.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
FOREIGN VALUE PORTFOLIO
Templeton Investment Counsel, LLC
Portfolio of Investments — October 31, 2006
(unaudited)

Common Stock — 95.9%	Shares/
	Principal	Value
	Amount	(Note 1)

AUSTRALIA — 1.4%

Mayne Group, Ltd.	552,471	$1,403,203
National Australia Bank, Ltd.	188,228	5,564,900

		6,968,103

BRAZIL — 2.0%

Empressa Brasileira de Aeronautica SA ADR	109,830	4,572,223
Tele Norte Leste Participacoes SA ADR	347,770	5,032,232

		9,604,455

CANADA — 2.1%

BCE, Inc.	135,987	3,838,806
Domtar, Inc.	479,200	3,123,687
Jean Coutu Group, Inc., Class A	299,800	3,115,603

		10,078,096

CAYMAN ISLANDS — 1.8%

ACE, Ltd.	78,810	4,511,872
XL Capital, Ltd., Class A	61,300	4,324,715

		8,836,587

DENMARK — 1.0%

Vestas Wind Systems A/S †	168,043	4,733,362

FINLAND — 2.7%

Stora Enso Oyj.	442,230	7,163,950
UPM-Kymmene Oyj	248,554	6,309,693

		13,473,643

FRANCE — 10.7%

Accor SA	65,376	4,539,102
Axa	128,604	4,899,497
Compagnie Generale des Etablissements Michelin, Class B	78,705	6,418,830
France Telecom SA	418,690	10,874,510
Sanofi-Aventis	83,868	7,128,911
Suez SA	111,988	5,011,135
Thomson	413,010	7,121,453
Total SA	62,820	4,253,398
Valeo SA	62,244	2,342,744

		52,589,580

GERMANY — 8.9%

BASF AG	43,446	3,829,385
Bayerische Motoren Werke AG	137,130	7,875,854
Celesio AG	54,236	2,796,544
Deutsche Post AG	246,453	6,825,689
E.ON AG	55,466	6,654,377
Infineon Technologies AG †	392,450	4,778,432
Muenchener Rueckversicherungs-Gesellschaft AG	30,680	4,979,972
Siemens AG	68,970	6,205,861

		43,946,114

HONG KONG — 2.3%

Cheung Kong (Holdings), Ltd.	385,000	4,197,912
Hutchison Whampoa, Ltd.	449,000	3,986,454
Swire Pacific, Ltd., Class A	298,500	$3,154,953

		11,339,319

ISRAEL — 0.7%

Check Point Software Technologies †	169,220	3,506,238

ITALY — 3.5%

Eni SpA	159,856	4,821,091
Mediaset SpA	540,982	6,069,101
UniCredito Italiano SpA	737,071	6,110,000

		17,000,192

JAPAN — 7.0%

Fuji Photo Film Co., Ltd.	138,600	5,143,209
Hitachi, Ltd.	483,000	2,787,611
KDDI Corp.	356	2,219,007
Mabuchi Motor Co., Ltd.	77,700	4,530,922
NEC Corp.	355,000	1,827,284
Nintendo Co., Ltd.	16,900	3,456,440
Olympus Corp.	111,000	3,530,589
Sompo Japan Insurance, Inc.	220,000	2,926,938
Sony Corp.	114,300	4,739,900
Takeda Pharmaceutical Co., Ltd.	53,600	3,441,802

		34,603,702

KOREA (SOUTH) — 4.5%

Kookmin Bank ADR	73,720	5,850,419
KT Corp. ADR	85,380	1,910,804
Samsung Electronics Co., Ltd. GDR †*	34,213	11,093,565
SK Telecom Co., Ltd. ADR	134,130	3,229,851

		22,084,639

MEXICO — 0.5%

Telefonos de Mexico SA de CV ADR	93,510	2,467,729

NETHERLANDS — 6.4%

Akzo Nobel NV	31,410	1,761,492
ING Groep NV	203,638	9,021,238
Koninklijke (Royal) Philips Electronics NV	149,189	5,211,519
Reed Elsevier NV	175,197	3,011,944
SBM Offshore NV	101,800	3,013,014
Unilever NV	218,757	5,394,135
Wolters Kluwer NV	154,390	4,244,412

		31,657,754

NORWAY — 1.4%

Telenor ASA	424,640	6,707,218

PORTUGAL — 1.0%

Portugal Telecom SGPS SA	409,647	5,102,844

SINGAPORE — 1.2%

DBS Group Holdings, Ltd.	349,300	4,577,158
Singapore Telecommunications, Ltd.	892,000	1,518,371

		6,095,529

SPAIN — 4.7%

Banco Santander Central Hispano SA	328,614	5,687,199
Repsol YPF SA ADR	248,630	8,316,674
Telefonica SA	481,565	9,280,781

		23,284,654

SWEDEN — 3.6%

Atlas Copco AB, Class A		223,140	6,518,961
Nordea Bank AB		473,361	6,518,784
Securitas AB, Class B		239,090	3,144,876
Securitas Direct AB		239,090	728,287
Securitas Systems AB		239,090	797,805

			17,708,713

SWITZERLAND — 3.9%

Lonza Group AG.		69,666	5,375,938
Nestle SA		11,510	3,932,117
Swiss Re		67,985	5,574,109
UBS AG (Virt-x)		74,254	4,434,767

			19,316,931

TAIWAN — 1.8%

Chunghwa Telecom Co., Ltd. ADR †		297,845	5,447,585
Compal Electronics, Inc. GDR †*		792,368	3,454,725

			8,902,310

UNITED KINGDOM — 22.8%

Alliance Boots PLC		280,673	4,336,719
BAE Systems PLC		738,961	5,913,289
BP PLC		406,092	4,516,153
British Sky Broadcasting Group PLC		804,933	8,329,810
Cadbury Schweppes PLC		424,579	4,272,250
Compass Group PLC		1,323,258	7,080,323
GKN PLC		273,326	1,592,824
GlaxoSmithKline PLC		216,867	5,791,581
Group 4 Securicor		1,315,070	4,389,980
HSBC Holdings PLC		378,145	7,137,747
Kingfisher PLC		803,580	4,035,275
National Grid PLC		207,585	2,653,056
Pearson PLC		226,151	3,336,833
Rentokil Initial PLC		1,361,824	3,935,585
Rolls Royce Group Class B		22,780,460	43,455
Rolls-Royce Group PLC †		620,721	5,562,101
Royal Bank of Scotland Group PLC		196,891	7,015,819
Royal Dutch Shell PLC, Class B ADR		80,418	5,790,096
Shire PLC		326,806	5,962,805
Smiths Group PLC		253,870	4,581,189
Vodafone Group PLC		4,207,268	10,834,518
William Morrison Supermarkets PLC		620,660	3,051,603
Yell Group PLC		159,462	1,895,051

			112,058,062

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $359,277,965)			472,065,774

Repurchase Agreement — 3.6%

Agreement with State Street Bank & Trust Co., bearing interest at 3.00% dated 10/31/06, to be repurchased 11/01/06 in the amount of $17,844,487 and collateralized by $14,125,000 of United States Treasury Bills, bearing interest at 7.13%, due 01/15/30 and having an approximate value of $18,203,594 (cost $17,843,000)		$17,843,000	17,843,000

TOTAL INVESTMENTS (cost $377,120,965) @	99.5%		489,908,774
Other assets less liabilities	0.5		2,613,494

NET ASSETS	100.0%		$492,522,268

@	See Note 4 for cost of investment on a tax basis

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At October 31, 2006, the aggregate value of these securities was $14,548,290 representing 3.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security
ADR  American Depository Receipt
GDR  Global Depository Receipt
See Notes to Portfolio of Investments

Industry Allocation*
Banks-Commercial	9.8%
Telephone-Integrated	7.6
Oil Companies-Integrated	5.6
Insurance-Multi-line	4.6
Medical-Drugs	4.5
Telecom Services	3.6
Repurchase Agreement	3.6
Paper & Related Products	3.4
Aerospace/Defense	3.3
Electronic Components-Semiconductors	3.2
Cellular Telecom	2.9
Television	2.9
Food-Misc.	2.8
Audio/Video Products	2.4
Electronic Components-Misc.	2.3
Diversified Manufactured Operations	2.2
Insurance-Reinsurance	2.1
Photo Equipment & Supplies	1.8
Auto-Cars/Light Trucks	1.6
Retail-Drug Store	1.5
Diversified Operations	1.4
Electric-Integrated	1.4
Food-Catering	1.4
Transport-Services	1.4
Machinery-Construction & Mining	1.3
Rubber-Tires	1.3
Chemicals-Diversified	1.1
Chemicals-Specialty	1.1
Power Converter/Supply Equipment	1.0
Publishing-Books	1.0
Water	1.0
Electronic Security Devices	0.9
Finance-Investment Banker/Broker	0.9
Hotels/Motels	0.9
Publishing-Periodicals	0.9
Real Estate Operations & Development	0.9
Security Services	0.9
Auto/Truck Parts & Equipment-Original	0.8
Diversified Operations/Commerical Services	0.8
Retail-Building Products	0.8
Computers	0.7
Internet Security	0.7
Multimedia	0.7
Toys	0.7
Electric Products-Misc.	0.6
Food-Retail	0.6
Insurance-Property/Casualty	0.6
Medical-Wholesale Drug Distribution	0.6
Oil-Field Services	0.6
Electric-Distribution	0.5
Pharmacy Services	0.3

99.5%

*	Calculated as a percentage of net assets.

NOTES TO PORTFOLIO OF INVESTMENTS – October 31, 2006 – (unaudited)

Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
     As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
     Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.
     Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.
     Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.
     Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked to market daily based upon quotations from market makers. Mutual funds held by the Portfolio are valued at the net asset value (market value) of the underlying fund.
     Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

Note 2. Repurchase Agreements:

As of October 31, 2006, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

	Percentage	Principal
Portfolio	Interest	Amount

“Dogs” of Wall Street	2.78%	$2,334,000
Blue Chip Growth	1.15	965,000
As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:
State Street Bank & Trust Co., dated October 31, 2006, bearing interest at a rate of 4.75% per annum, with a principal amount of $83,995,000, a repurchase price of $84,006,083 and a maturity date of November 1, 2006. The repurchase agreement is collateralized by the following:

		Maturity	Principal	Market
Type of Collateral	Interest Rate	Date	Amount	Value

U.S. Treasury Notes	4.38%	05/15/07	$18,440,000	$18,741,346
U.S. Treasury Bills	5.00	04/26/07	68,615,000	66,933,933
In addition, at October 31, 2006, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities, LLC:

	Percentage	Principal
Portfolio	Interest	Amount

Aggressive Growth	12.90%	$29,033,000
High-Yield Bond	8.19	18,419,000
As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:
UBS Securities, LLC, dated October 31, 2006, bearing interest at a rate of 5.25% per annum, with a principal amount of $225,000,000, a repurchase price of $225,032,813 and a maturity date of November 1, 2006. The repurchase agreement is collateralized by the following:

		Maturity	Principal	Market
Type of Collateral	Interest Rate	Date	Amount	Value

U.S. Treasury Inflation Index Bonds	2.00%	01/15/14	$92,700,000	$100,000,125
U.S. Treasury Inflation Index Bonds	2.38	04/15/11	100,000,000	102,000,000
U.S. Treasury Inflation Index Bonds	3.88	04/15/29	17,283,000	27,501,574

Note 3. Transactions with Affiliates: As disclosed in the Portfolio of Investments, certain Portfolios own common stock issued by American International Group, Inc. (“AIG”) or other affiliates of AIG SunAmerica Asset Management Corp. (“Adviser”). During the nine months ended October 31, 2006, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and other affiliates of the Adviser as follows:

			Market Value				Change in	Discount	Market Value
			at January 31,	Cost of	Proceeds of	Realized	Unrealized	(Premium)	at October 31,
Portfolio	Security	Income	2006	Purchases	Sales	Gain/(Loss)	Gain(Loss)	Amortization	2006
Equity Index	AIG Common Stock	$3,903	$603,083	$—	$95,337	$3,061	$8,350	$—	$519,157
Davis Venture Value	AIG Common Stock	20,616	8,996,626	—	8,932,481	5,712,463	(5,776,608)	—	—
Putnam Growth:Voyager	AIG Common Stock	9,630	4,202,532	—	4,320,540	2,048,234	(1,930,226)	—	—

Note 4. Federal Income Taxes:

The amount of aggregate unrealized gain(loss) and the cost of investment securities for Federal Income tax purposes, including short-term securities and repurchase agreement, were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Gain/(Loss)	Cost of
	Gain	Loss	Net	Investments
Cash Management	$13,337	$(12,867)	$470	$431,317,696
Corporate Bond	10,447,506	(6,742,593)	3,704,913	559,978,935
Global Bond	4,944,624	(2,036,500)	2,908,124	147,292,803
High-Yield Bond	33,673,027	(9,717,189)	23,955,838	334,501,705
Worldwide High Income	5,339,234	(3,412,005)	1,927,229	82,619,665
SunAmerica Balanced	16,098,565	(1,584,899)	14,513,666	239,755,247
MFS Total Return	99,978,903	(15,631,380)	84,347,523	998,814,315
Telecom Utility	6,223,545	(219,289)	6,004,256	50,355,899
Equity Income	1,219,181	(13,738)	1,205,443	3,753,210
Equity Index	9,556,808	(7,690,529)	1,866,279	35,832,181
Growth-Income	158,702,638	(3,379,812)	155,322,826	484,306,510
Federated American Leaders	29,000,251	(3,675,559)	25,324,692	215,582,952
Davis Venture Value	910,065,832	(17,548,555)	892,517,277	1,574,453,256
“Dogs” of Wall Street	9,469,907	(2,457,633)	7,012,274	101,905,872
Alliance Growth	110,431,134	(22,115,610)	88,315,524	821,792,847
Goldman Sachs Research	3,596,662	(149,701)	3,446,961	23,691,944
MFS Massachusetts Investors Trust	41,959,875	(5,416,811)	36,543,064	216,558,991
Putnam Growth: Voyager	21,210,959	(6,294,731)	14,916,228	161,846,944
Blue Chip Growth	3,527,096	(741,631)	2,785,465	43,657,349
Real Estate	106,246,435	(1,155,982)	105,090,453	205,619,980
Small Company Value	4,158,256	(724,796)	3,433,460	21,914,700
MFS Mid-Cap Growth	23,940,688	(4,758,239)	19,182,449	219,979,980
Aggressive Growth	9,737,160	(1,501,962)	8,235,198	163,755,452
Growth Opportunities	5,086,344	(412,131)	4,674,213	52,657,085
Marsico Growth	33,527,001	(769,719)	32,757,282	118,328,398
Technology	3,219,416	3,679,849	6,899,265	37,368,061
Small & Mid Cap Value	41,323,816	(8,606,808)	32,717,008	277,973,592
International Growth and Income	61,454,848	(5,246,272)	56,208,576	388,168,598
Global Equities	29,999,970	(3,875,327)	26,124,643	209,219,704
International Diversified Equities	123,418,053	(5,191,274)	118,226,779	358,211,958
Emerging Markets	34,243,518	(2,666,354)	31,577,164	204,887,438
Foreign Value	114,538,903	(1,751,112)	112,787,791	377,120,983

Notes 5. Other Information: On February 9, 2006, American International Group, Inc. (“AIG”), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. (“Adviser”), AIG SunAmerica Capital Services, Inc., the distributor of the Portfolios (“Distributor”), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission (“SEC”). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG’s accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG’s investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Portfolios. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.
Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice (”DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.
As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.
Subject to receipt of permanent relief, the Adviser and Distributor believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Portfolios.

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant of Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ Vincent M. Marra

Vincent M. Marra
President

Date:	December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra

Vincent M. Marra
President

Date:	December 29, 2006

By:	/s/ Donna M. Handel

Donna M. Handel
Treasurer

Date:	December 29, 2006